                                                                 Report
EQUITY FUNDS
Six months ended December 31, 2002

One Group
           Semi-Annual Report

                                    [Picture]

Schedules of portfolio investments......   2
Statements of assets and liabilities....  76
Statements of operations................  79
Statements of changes in net assets.....  82
Schedules of capital stock activity.....  87
Financial highlights....................  92
Notes to financial statements........... 108
Trustees................................ 114
Officers................................ 115

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE
                     VALUE

This material must be preceded or accompanied by a current prospectus

                                       2
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS (96.1%):
Business Equipment & Services (10.3%):
     81     Advanced Medical Optics (b)........  $    974
     21     Advo, Inc. (b).....................       693
     44     Cuno, Inc. (b).....................     1,451
     71     Engineered Support Systems,
              Inc. ............................     2,605
    119     Factset Research Systems, Inc. ....     3,350
    161     Fair Issac & Co., Inc. ............     6,877
     79     G & K Services, Inc., Class A......     2,786
    108     Global Payments, Inc. .............     3,454
     59     Hydril Co. (b).....................     1,391
     27     John H. Harland Co. ...............       604
     69     Maximus, Inc. (b)..................     1,801
     34     New England Business Services......       827
     81     Prepaid Legal Services, Inc. (b)...     2,112
     51     Rollins, Inc. .....................     1,295
     53     Shuffle Master, Inc. (b)...........     1,009
     84     Startek, Inc. (b)..................     2,313
     38     Stericycle, Inc. (b)...............     1,243
     89     Varian Semiconductor Equipment
              Assoc., Inc. (b).................     2,103
     84     Watson Wyatt & Co. (b).............     1,827
    112     Zebra Technologies Corp., Class A
              (b)..............................     6,423
                                                 --------
                                                   45,138
                                                 --------
Capital Goods (5.5%):
    110     Advanced Energy Industries, Inc.
              (b)..............................     1,394
     61     Clarcor, Inc. .....................     1,981
     99     Cymer, Inc. (b)....................     3,202
    159     Graco, Inc. .......................     4,553
     94     Helix Technology Corp. ............     1,055
     80     Intermagnetics General Corp. (b)...     1,568
     59     Oshkosh Truck Corp. ...............     3,647
     62     Roper Industries, Inc. ............     2,273
     76     Simpson Manufacturing Co., Inc.
              (b)..............................     2,491
     73     Valmont Industries, Inc. ..........     1,416
     82     Wabash National Corp. (b)..........       687
                                                 --------
                                                   24,267
                                                 --------
Consumer Durable (4.8%):
     44     Arbitron, Inc. (b).................     1,467
     31     Carbo Ceramics, Inc. ..............     1,051
    144     Corinthian Colleges, Inc. (b)......     5,459
     98     Harman International Industries,
              Inc. ............................     5,838
     43     Polaris Industries, Inc. ..........     2,514
     37     Toro Co. ..........................     2,364
     28     Winnebago Industries, Inc. ........     1,087
     95     WMS Industries, Inc. (b)...........     1,423
                                                 --------
                                                   21,203
                                                 --------
Consumer Non-Durable (6.6%):
    153     Crown Cork & Seal Co., Inc. (b)....     1,220
    127     Fossil, Inc. (b)...................     2,589
    177     ITT Educational Services, Inc.
              (b)..............................     4,159
     84     K Swiss, Inc. .....................     1,813

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
    142     La-Z-Boy Chair Co. ................  $  3,393
    235     NBTY, Inc. (b).....................     4,137
    191     Pacific Sunwear of California, Inc.
              (b)..............................     3,370
    105     Performance Food Group Co. (b).....     3,556
     88     Quiksilver, Inc. (b)...............     2,351
     35     Sensient Technologies Corp. .......       795
     57     United Natural Foods, Inc. (b).....     1,447
                                                 --------
                                                   28,830
                                                 --------
Consumer Services (2.2%):
     39     4Kids Entertainment, Inc. (b)......       861
     34     Argosy Gaming Co. (b)..............       636
     91     Kroll, Inc. (b)....................     1,740
     20     Rare Hospitality International
              (b)..............................       563
     88     SCP Pool Corp. (b).................     2,568
     89     Waste Connections, Inc. (b)........     3,437
                                                 --------
                                                    9,805
                                                 --------
Energy (6.6%):
     99     Cabot Oil & Gas Corp., Class A.....     2,453
     78     Cal Dive International, Inc. (b)...     1,824
     67     Evergreen Resources, Inc. (b)......     2,996
    160     Newfield Exploration Co. (b).......     5,768
     99     Patina Oil & Gas Corp. ............     3,146
    191     Pogo Producing Co. ................     7,115
    127     Power Integrations, Inc. (b).......     2,166
     89     Remington Oil & Gas Corp. (b)......     1,452
     87     Saint Mary Land & Exploration
              Corp. ...........................     2,175
                                                 --------
                                                   29,095
                                                 --------
Financial Services (8.5%):
    175     Ameritrade Holdings Corp. (b)......       991
     24     Barra, Inc. (b)....................       719
    132     Community First Bankshares,
              Inc. ............................     3,482
     82     Cullen/Frost Bankers, Inc. ........     2,688
     60     Dime Community Bancshares..........     1,139
     76     East-West Bancorp, Inc. ...........     2,738
    108     First BanCorp......................     2,436
    126     First Midwest Bancorp, Inc. .......     3,362
     93     Hilb, Rogal & Hamilton Co. ........     3,784
    162     Hudson United Bancorp..............     5,042
     67     Southwest Bancorp of Texas (b).....     1,930
    109     TrustCo Bank Corp. ................     1,174
     74     UCBH Holdings, Inc. ...............     3,141
    106     United Bankshares, Inc. ...........     3,083
     53     Wintrust Financial Corp. ..........     1,660
                                                 --------
                                                   37,369
                                                 --------
Health Care (16.3%):
    152     Accredo Health, Inc. (b)...........     5,369
     69     Amerigroup Corp. (b)...............     2,091
     67     Arthrocare Corp. (b)...............       660
     66     Biosite, Inc. (b)..................     2,235

Continued

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       3

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     41     Centene Corp. (b)..................  $  1,377
    161     Cephalon, Inc. (b).................     7,849
     32     Cima Labs, Inc. (b)................       774
     59     Cooper Cos., Inc. .................     1,466
     56     Covance, Inc. (b)..................     1,370
    108     Coventry Health Care, Inc. (b).....     3,141
     44     Diagnostic Products Corp. .........     1,684
     22     Haemonetics Corp. (b)..............       464
     61     ICU Medical, Inc. (b)..............     2,290
    116     IDEXX Laboratories, Inc. (b).......     3,866
    108     Inamed Corp. (b)...................     3,339
     55     Invacare Corp. ....................     1,815
    101     Medicis Pharmaceuticals, Inc.
              (b)..............................     5,012
     83     Mentor Corp. ......................     3,203
     93     Mid Atlantic Medical Services, Inc.
              (b)..............................     3,026
     37     Odyssey Healthcare, Inc. (b).......     1,284
     98     Owens & Minor, Inc. ...............     1,616
    172     Pharmaceutical Product Development,
              Inc. (b).........................     5,041
     75     Priority Healthcare Corp., Class B
              (b)..............................     1,738
    166     Regeneron Pharmaceuticals, Inc.
              (b)..............................     3,075
    119     Renal Care Group, Inc. (b).........     3,756
     61     Resmed, Inc. (b)...................     1,874
     54     Respironics, Inc. (b)..............     1,637
     21     Surmodics, Inc. (b)................       608
     38     Sybron Dental Specialties, Inc.
              (b)..............................       570
                                                 --------
                                                   72,230
                                                 --------
Raw Materials (3.8%):
     89     Florida Rock Industries, Inc. .....     3,386
     86     Georgia Gulf Corp. ................     1,999
     93     Macdermid, Inc. ...................     2,116
     87     Scotts Co., Class A (b)............     4,267
    108     Techne Corp. (b)...................     3,088
     67     WD-40 Co. .........................     1,778
                                                 --------
                                                   16,634
                                                 --------
Retail (8.3%):
    182     Applebee's International, Inc. ....     4,227
     54     CEC Entertainment, Inc. (b)........     1,646
    232     Chico's FAS, Inc. (b)..............     4,385
     53     Cost Plus, Inc. (b)................     1,514
    103     Delta & Pine Land Co. .............     2,094
     64     Ethan Allen Interiors, Inc. .......     2,207
    101     Gymboree Corp. (b).................     1,599
     42     Hancock Fabrics, Inc. .............       641
     86     Hot Topic, Inc. (b)................     1,972
    155     Lexar Media, Inc. (b)..............       972
    109     O'Reilly Automotive, Inc. (b)......     2,754
     74     P.F. Chang's China Bistro, Inc.
              (b)..............................     2,668
     83     Panera Bread Co. (b)...............     2,896
     98     Regis Corp. .......................     2,534
    128     Ruby Tuesday, Inc. ................     2,204

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
     85     Too, Inc. (b)......................  $  1,990
                                                 --------
                                                   36,303
                                                 --------
Shelter (2.4%):
     30     Essex Property Trust, Inc. ........     1,541
     20     NVR, Inc. (b)......................     6,542
     77     Thor Industries, Inc. .............     2,651
                                                 --------
                                                   10,734
                                                 --------
 Technology (14.5%):
    375     Akamai Technologies (b)............       649
     73     Alliant Techsystems, Inc. (b)......     4,573
     57     ATMI, Inc. (b).....................     1,046
    107     Avid Technology, Inc. (b)..........     2,456
     89     CACI International, Inc., Class A
              (b)..............................     3,165
     57     Cerner Corp. (b)...................     1,769
     78     Cognex Corp. (b)...................     1,443
     20     Cognizant Technology Solutions
              Corp. (b)........................     1,473
     71     Dionex Corp. (b)...................     2,106
     30     Espeed, Inc. (b)...................       508
     51     FLIR Systems, Inc. (b).............     2,508
    114     Hyperion Solutions Corp. (b).......     2,937
    126     Inter-Tel, Inc. ...................     2,643
     81     InterDigital Communications Corp.
              (b)..............................     1,181
     66     Internet Security, Inc. (b)........     1,210
     53     Itron, Inc. (b)....................     1,022
     85     Kronos, Inc. (b)...................     3,137
    110     Legato Systems, Inc. (b)...........       553
    118     Manhattan Associates, Inc. (b).....     2,785
     80     Mercury Computer Systems, Inc.
              (b)..............................     2,432
    158     MRO Software, Inc. (b).............     1,920
     72     Photon Dynamics, Inc. (b)..........     1,651
    265     Pinnacle Systems, Inc. (b).........     3,611
    150     Power-One, Inc. (b)................       851
     84     Radiant Systems, Inc. (b)..........       812
     79     Rainbow Technologies, Inc. (b).....       566
     55     Saga Communications, Inc. (b)......     1,045
     39     SanDisk Corp. (b)..................       792
    158     SERENA Software, Inc. (b)..........     2,487
    160     Skyworks Solutions, Inc. (b).......     1,379
     75     Syntel, Inc (b)....................     1,576
    104     Take-Two Interactive Software, Inc.
              (b)..............................     2,443
     86     Teledyne Technologies, Inc. (b)....     1,355
     90     United Online, Inc. (b)............     1,435
     81     Webex Communications, Inc. (b).....     1,221
    162     Western Digital Corp. (b)..........     1,035
                                                 --------
                                                   63,775
                                                 --------
Transportation (4.1%):
     57     Arkansas Best Corp. (b)............     1,481
     50     EGL, Inc. (b)......................       713

Continued

ONE GROUP SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       4
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002


 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
    170     Heartland Express, Inc. (b)........  $  3,903
     61     Knight Transportation, Inc. (b)....     1,283
     35     Landstar System, Inc. (b)..........     2,025
     59     Roadway Express, Inc. .............     2,172
    196     Werner Enterprises, Inc. ..........     4,219
     83     Yellow Corp. (b)...................     2,091
                                                 --------
                                                   17,887
                                                 --------
 Utilities (2.2%):
    140     Boston Communications Group (b)....     1,779
     84     New Jersey Resources Corp. ........     2,654
    131     Philadelphia Suburban Corp. .......     2,705
     69     UGI Corp. .........................     2,580
                                                 --------
                                                    9,718
                                                 --------
  Total Common Stocks                             422,988
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES (2.2%):
    240     Ishares Russell 2000 Growth........  $  9,564
                                                 --------
  Total Investment Companies                        9,564
                                                 --------
REPURCHASE AGREEMENTS (0.9%):
 $3,907     State Street Bank and Trust, 1.00%,
              1/2/03 (Proceeds at maturity
              $3,907, collateralized by various
              U.S. Government Securities)......     3,907
                                                 --------
  Total Repurchase Agreements                       3,907
                                                 --------
Total (Cost $397,522)(a)                         $436,459
                                                 ========

------------
Percentages indicated are based on net assets of $439,801.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 56,058
                   Unrealized depreciation......................   (17,121)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 38,937
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (97.2%):
Business Equipment & Services (3.5%):
     527    AAR Corp. ........................  $  2,714
     183    Bowne & Co., Inc. ................     2,182
     129    Cornell Cos., Inc. (b)............     1,161
     138    G & K Services, Inc., Class A.....     4,868
     128    Kelly Services, Inc., Class A.....     3,158
     150    Paxar Corp. (b)...................     2,217
     226    Unifirst Corp. ...................     4,566
     138    Wackenhut Corrections Corp. (b)...     1,529
                                                --------
                                                  22,395
                                                --------
Capital Goods (9.7%):
     325    Applied Industrial Technologies,
              Inc. ...........................     6,147
     164    Briggs & Stratton Corp. ..........     6,946
     353    Bush Industries, Inc. ............     1,707
     176    Butler Manufacturing Co. .........     3,404
     250    CompX International, Inc. ........     2,093
     373    Cummins, Inc. ....................    10,493
      39    Granite Construction, Inc. .......       604
     210    HON Industries, Inc. .............     5,944
      27    Kaman Corp., Class A..............       294
      26    Lawson Products, Inc. ............       818
      24    Lincoln Electric Holdings,
              Inc. ...........................       558
       6    LSI Industries, Inc. .............        81
      57    Nacco Industries, Inc., Class A...     2,486
      33    SPS Technologies, Inc. (b)........       774
      54    Stewart & Stevenson Services,
              Inc. ...........................       757
      89    Tecumseh Products Co. ............     3,923
      32    Tennant Co. ......................     1,045
     553    Trinity Industries, Inc. .........    10,485
     157    York International Corp. .........     4,026
                                                --------
                                                  62,585
                                                --------
Consumer Durable (5.9%):
      25    Apogee Enterprises, Inc. .........       225
     163    Arctic Cat, Inc. .................     2,603
     414    Arvinmeritor, Inc. ...............     6,902
     124    Bassett Furniture Industries,
              Inc. ...........................     1,773
     225    Brunswick Corp. ..................     4,459
      52    Callaway Golf Co. ................       686
      93    Cooper Tire & Rubber Co. .........     1,433
     489    Dana Corp. .......................     5,748
      52    Griffon Corp. (b).................       712
     270    Interface, Inc. ..................       830
     355    Intermet Corp. ...................     1,490
     108    Myers Industries, Inc. ...........     1,151
     158    National R.V. Holdings, Inc.
              (b).............................       944
     304    Oneida Ltd. ......................     3,354
     155    Snap-On, Inc. ....................     4,351
      88    Watsco, Inc. .....................     1,441
                                                --------
                                                  38,102
                                                --------
Consumer Non-Durable (3.5%):
     123    American Greetings Corp., Class A
              (b).............................     1,951

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     334    Nautica Enterprises, Inc. (b).....  $  3,711
     371    Russell Corp. ....................     6,218
     333    United Stationers, Inc. (b).......     9,594
      60    Wolverine World Wide, Inc. .......       912
                                                --------
                                                  22,386
                                                --------
Energy (4.9%):
     232    Ashland Co., Inc. ................     6,620
     108    Comstock Resources, Inc. (b)......     1,002
      21    Lufkin Industries, Inc. ..........       495
     127    Maverick Tube Corp. (b)...........     1,655
      34    Newfield Exploration Co. (b)......     1,209
      81    Ocean Energy, Inc. ...............     1,614
     284    Offshore Logistics, Inc. (b)......     6,232
     267    Petroleum Development Corp. (b)...     1,415
     101    Premcor, Inc. (b).................     2,234
     533    Pride International, Inc. (b).....     7,944
      42    Tidewater, Inc. ..................     1,316
                                                --------
                                                  31,736
                                                --------
Financial Services (18.7%):
      75    1st Source Corp. .................     1,250
      82    A.G. Edwards, Inc. ...............     2,696
      82    Affiliated Managers Group, Inc.
              (b).............................     4,112
     150    Alfa Corp. .......................     1,801
     175    Associated Banc-Corp. ............     5,936
      65    BancTrust Financial Group,
              Inc. ...........................       718
      38    City National Corp. ..............     1,689
      86    Colonial BancGroup, Inc. .........     1,021
     125    Commerce Bancshares, Inc. ........     4,909
      65    Commerce Group, Inc. .............     2,418
      55    Community Bank System, Inc. ......     1,734
      83    Compass Bancshares, Inc. .........     2,605
      75    FBL Financial Group, Inc., Class
              A...............................     1,459
     157    First Commonwealth Financial
              Corp. ..........................     1,808
     312    FirstMerit Corp. .................     6,761
      52    Fulton Financial Corp. ...........       924
     114    GATX Corp. .......................     2,593
     167    GBC Bancorp California............     3,239
     352    Horace Mann Educators Corp. ......     5,403
      93    Humboldt Bancorp..................       975
      80    Mercantile Bank Corp. (b).........     1,883
      34    Mercantile Bankshares Corp. ......     1,316
      91    North Valley Bancorp..............     1,637
      28    Old National Bancorp..............       680
      87    Old Republic International
              Corp. ..........................     2,432
     389    PMI Group, Inc. ..................    11,678
     157    PXRE Group Ltd. ..................     3,849
      98    Raymond James Financial, Inc. ....     2,905
     218    Reinsurance Group of America,
              Inc. ...........................     5,894
      77    Selective Insurance Group,
              Inc. ...........................     1,927

Continued

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       6
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     254    Silicon Valley Bankshares (b).....  $  4,636
      12    Simmons First National Corp.,
              Class A.........................       445
     241    Sovereign Bancorp, Inc. ..........     3,391
     129    State Auto Financial Corp. .......     2,004
      27    Stifel Financial Corp. ...........       298
     103    Susquehanna Bancshares, Inc. .....     2,138
     163    UMB Financial Corp. ..............     6,224
     136    Universal American Financial Corp.
              (b).............................       789
      58    Washington Federal, Inc. .........     1,449
      78    Washington Trust Bancorp, Inc. ...     1,528
      60    Webster Financial Corp. ..........     2,097
     106    WesBanco, Inc. ...................     2,487
     118    Whitney Holding Corp. ............     3,935
                                                --------
                                                 119,673
                                                --------
Health Care (5.6%):
      63    D & K Healthcare Resources,
              Inc. ...........................       642
     329    Health Net, Inc. (b)..............     8,677
       2    Healthcare Service Group (b)......        31
      52    Helen of Troy Ltd. (b)............       608
     818    Humana, Inc. (b)..................     8,181
     110    Manor Care, Inc. (b)..............     2,040
     502    Maxim Pharmaceuticals, Inc. (b)...     1,449
     115    PacifiCare Health Systems, Inc.
              (b).............................     3,243
     127    Perrigo Co. (b)...................     1,540
     314    Rehabcare Group, Inc. (b).........     5,991
     186    Staar Surgical Co. (b)............       684
     110    West Pharmaceutical Services,
              Inc. ...........................     2,672
                                                --------
                                                  35,758
                                                --------
Raw Materials (8.7%):
     280    AMCOL International Corp. ........     1,623
      90    Applied Extrusion Technology, Inc.
              (b).............................       180
     247    Boise Cascade Corp. ..............     6,239
     407    Brush Engineered Materials, Inc.
              (b).............................     2,240
     196    Centex Construction Products,
              Inc. ...........................     6,898
      78    Glatfelter (P. H.) Co. ...........     1,029
     148    Harsco Corp. .....................     4,723
      79    Hawkins, Inc. ....................       712
     239    Lafarge Corp. ....................     7,863
     178    Mueller Industries, Inc. (b)......     4,861
     343    Olin Corp. .......................     5,335
      74    Stepan Co. .......................     1,844
     145    Temple-Inland, Inc. ..............     6,477
      92    Texas Industries, Inc. ...........     2,235
     331    Unifi, Inc. (b)...................     1,738
     360    Wolverine Tube, Inc. (b)..........     2,055
                                                --------
                                                  56,052
                                                --------
Real Estate Investment Trust (4.9%):
     129    Boykin Lodging Co. ...............     1,204
      78    Brandywine Realty Trust...........     1,692

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Real Estate Investment Trust, continued:
      63    Equity Inns, Inc. ................  $    382
     617    Felcor Lodging Trust, Inc. .......     7,065
      63    First Industrial Realty Trust.....     1,764
     247    Great Lakes REIT, Inc. ...........     4,118
     201    Highwoods Properties, Inc. .......     4,452
     168    Post Properties, Inc. ............     4,016
      47    Prentiss Properties Trust.........     1,340
     237    Summit Properties, Inc. ..........     4,211
      73    Thornburg Mortgage, Inc. .........     1,466
                                                --------
                                                  31,710
                                                --------
Retail (9.7%):
      81    American Eagle Outfitters, Inc.
              (b).............................     1,115
      74    Bob Evans Farms, Inc. ............     1,722
     192    Bon-Ton Stores, Inc. (b)..........       749
     394    Borders Group, Inc. (b)...........     6,343
     290    Brookstone, Inc. (b)..............     4,196
     178    Dillard's, Inc., Class A..........     2,827
     272    Footstar, Inc. (b)................     1,893
     252    Galyan's Trading Co. (b)..........     2,525
     212    Kellwood Co. .....................     5,503
     172    Linens 'N Things, Inc. (b)........     3,880
      42    Men's Wearhouse, Inc. (b).........       721
     165    Nordstrom, Inc. ..................     3,129
      58    O'Charleys, Inc. (b)..............     1,187
     364    REX Stores Corp. (b)..............     3,713
     127    Ruddick Corp. ....................     1,736
     162    Shopko Stores, Inc. (b)...........     2,019
     399    Stein Mart, Inc. (b)..............     2,435
     201    The Steak n Shake Co. (b).........     2,008
     423    Toys "R" Us, Inc. (b).............     4,227
     194    Vans, Inc. (b)....................     1,104
     104    West Marine, Inc. (b).............     1,422
     133    Wilsons The Leather Experts, Inc.
              (b).............................       667
     221    Zale Corp. (b)....................     7,045
                                                --------
                                                  62,166
                                                --------
Shelter (1.3%):
     229    Clayton Homes, Inc. ..............     2,785
      88    Coachmen Industries, Inc. ........     1,388
      58    Palm Harbor Homes, Inc. (b).......     1,019
     151    Patrick Industries, Inc. .........       982
     252    Prime Hospitality Corp. (b).......     2,055
                                                --------
                                                   8,229
                                                --------
Technology (11.6%):
     209    Actel Corp. (b)...................     3,390
     219    Adaptec, Inc. (b).................     1,235
     225    Advanced Fibre Communication, Inc.
              (b).............................     3,756
     103    Agile Software Corp. (b)..........       794
     120    Alliance Semiconductor Corp.
              (b).............................       471

Continued

ONE GROUP SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       7

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002


 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     416    American Power Conversion Corp.
              (b).............................  $  6,304
      23    Analogic Corp. ...................     1,153
      67    Arrow Electronics, Inc. (b).......       857
     680    Ascential Software Corp. (b)......     1,631
      58    Audiovox Corp., Class A (b).......       601
     281    Autodesk, Inc. ...................     4,025
     169    Avnet, Inc. ......................     1,833
      17    Belden, Inc. .....................       264
     433    Braun Consulting, Inc. (b)........       394
     157    Cognex Corp. (b)..................     2,894
     196    Coherent, Inc. (b)................     3,913
      92    Cohu, Inc. .......................     1,348
     136    Credence Systems Corp. (b)........     1,265
     243    CTS Corp. ........................     1,880
     338    Cyberoptics Corp. (b).............     1,612
      76    Dupont Photomasks, Inc. (b).......     1,764
     252    Electroglas, Inc. (b).............       389
     113    Electronics for Imaging, Inc.
              (b).............................     1,840
      68    Exar Corp. (b)....................       840
      94    Insight Enterprises, Inc. (b).....       782
     209    Interphase Corp. (b)..............       739
     169    KEMET Corp. (b)...................     1,480
     669    Lattice Semiconductor Corp. (b)...     5,866
      62    Micros Systems, Inc. (b)..........     1,381
     248    Numerical Technologies, Inc.
              (b).............................       858
     727    Optimal Robotics Corp. (b)........     4,364
      50    Park Electrochemical Corp. .......       968
     296    Parlex Corp. (b)..................     2,902
     371    Pioneer-Standard Electronics,
              Inc. ...........................     3,405
     157    QuickLogic Corp. (b)..............       166
     211    Retek, Inc. (b)...................       574
     118    Tech Data Corp. (b)...............     3,185
     204    Ultratech Stepper, Inc. (b).......     2,012
     220    X-Rite, Inc. .....................     1,540
                                                --------
                                                  74,675
                                                --------
Transportation (6.9%):
      45    Airborne, Inc. ...................       662

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
     150    Alaska Air Group, Inc. (b)........  $  3,238
      75    Alexander & Baldwin, Inc. ........     1,941
     176    CNF, Inc. ........................     5,835
      45    Kirby Corp. (b)...................     1,235
     197    Midwest Express Holdings, Inc.
              (b).............................     1,052
     456    Overseas Shipholding Group,
              Inc. ...........................     8,167
     156    Ryder Systems, Inc. ..............     3,500
      91    SCS Transportation (b)............       899
     242    Teekay Shipping Corp. ............     9,841
     154    US Freightways Corp. .............     4,425
     141    Yellow Corp. (b)..................     3,549
                                                --------
                                                  44,344
                                                --------
Utilities (2.3%):
     386    Aquila, Inc. .....................       683
      34    Black Hills Corp. ................       893
      36    Cascade Natural Gas Corp. ........       720
      40    Cleco Corp. ......................       558
     120    MDU Resources Group, Inc. ........     3,087
     223    PNM Resources, Inc. ..............     5,306
      85    Vectren Corp. ....................     1,950
      56    Wisconsin Energy Corp. ...........     1,416
                                                --------
                                                  14,613
                                                --------
  Total Common Stocks                            624,424
                                                --------
WARRANTS (0.0%):
Aerospace & Defense (0.0%):
 $     4    Orbital Sciences Corp. ...........         6
                                                --------
  Total Warrants                                       6
                                                --------
INVESTMENT COMPANIES (3.9%):
      28    iShares Russell 2000 Value........     3,172
  22,184    One Group Prime Money Market,
              Class I.........................    22,184
                                                --------
  Total Investment Companies                      25,356
                                                --------
Total (Cost $693,343)(a)                        $649,786
                                                ========

------------
Percentages indicated are based on net assets of $642,428.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 54,251
                   Unrealized depreciation......................   (97,808)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(43,557)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                       8
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS (97.9%):
Business Equipment & Services (11.3%):
    333     Acxiom Corp. (b).................  $    5,125
    752     Affiliated Computer Services,
              Inc., Class A (b)..............      39,601
      0     California Amplifier, Inc. (b)...           2
    294     Catalina Marketing Corp. (b).....       5,434
    519     ChoicePoint, Inc. (b)............      20,488
    600     DST Systems, Inc. (b)............      21,315
    227     Education Management Corp. (b)...       8,529
    352     Herman Miller, Inc. .............       6,468
    197     Jack Henry & Assoc., Inc. .......       2,378
    525     Jacobs Engineering Group, Inc.
              (b)............................      18,691
    442     Manpower, Inc. ..................      14,092
    272     Overture Services, Inc. (b)......       7,431
    493     Reynolds & Reynolds Co., Class
              A..............................      12,550
    157     Rollins, Inc. ...................       3,992
    418     Sotheby's Holdings, Inc., Class A
              (b)............................       3,766
     81     Varian, Inc. (b).................       2,331
    253     Viad Corp. ......................       5,643
    694     Weatherford International Ltd.
              (b)............................      27,713
                                               ----------
                                                  205,549
                                               ----------
Capital Goods (4.7%):
    387     AGCO Corp. ......................       8,544
    314     Cooper Cameron Corp. (b).........      15,666
    600     Diebold, Inc. ...................      24,730
    328     Fastenal Co. ....................      12,261
    310     HON Industries, Inc. ............       8,754
    433     Hubbell, Inc., Class B...........      15,213
                                               ----------
                                                   85,168
                                               ----------
Consumer Durable (1.9%):
    452     Gentex Corp. (b).................      14,313
    563     Petsmart, Inc. (b)...............       9,637
    503     Sonoco Products Co. .............      11,544
                                               ----------
                                                   35,494
                                               ----------
Consumer Non-Durable (7.0%):
    435     Carmax, Inc. (b).................       7,773
  1,211     Dial Corp. ......................      24,668
    707     Energizer Holdings, Inc. (b).....      19,716
    778     Hormel Foods Corp. ..............      18,148
    208     Krispy Kreme Doughnuts, Inc.
              (b)............................       7,008
  1,260     McCormick & Co., Inc. ...........      29,236
    568     Packaging Corporation of America
              (b)............................      10,364
    153     Timberland Co., Class A (b)......       5,434
    204     Tootsie Roll Industries..........       6,274
                                               ----------
                                                  128,621
                                               ----------
Consumer Services (9.2%):
    184     Career Education Corp. (b).......       7,353
    454     Coach, Inc. (b)..................      14,940
    374     Dun & Bradstreet Corp. (b).......      12,915
    274     Entercom Communications Corp.
              (b)............................      12,847

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    345     GTECH Holdings Corp. (b).........  $    9,603
    481     Harte-Hanks, Inc. ...............       8,980
    543     Hispanic Broadcasting Corp.
              (b)............................      11,160
    226     International Speedway Corp.,
              Class A........................       8,411
    507     Reader's Digest Association,
              Inc., Class A..................       7,656
    216     Scholastic Corp. (b).............       7,758
    286     Valassis Communications, Inc.
              (b)............................       8,404
     50     Washington Post Co. .............      36,796
    576     Westwood One, Inc. (b)...........      21,537
                                               ----------
                                                  168,360
                                               ----------
Energy (4.8%):
    500     DPL, Inc. .......................       7,673
    371     Equitable Resources, Inc. .......      13,012
    491     Murphy Oil Corp. ................      21,057
    404     Patterson-UTI Energy, Inc. (b)...      12,174
    577     Smith International, Inc. (b)....      18,828
    607     XTO Energy, Inc. ................      14,998
                                               ----------
                                                   87,742
                                               ----------
Financial Services (11.8%):
    442     Arthur J. Gallagher & Co. .......      12,979
    277     Brown & Brown, Inc. .............       8,954
    386     Certegy, Inc. (b)................       9,484
    244     Commerce Bancorp, Inc. ..........      10,525
    375     Eaton Vance Corp. ...............      10,590
    191     Hibernia Corp., Class A..........       3,686
    332     Investors Financial Services
              Corp. .........................       9,103
    424     Legg Mason, Inc. ................      20,595
    537     M & T Bank Corp. ................      42,627
    351     Neuberger Berman, Inc. ..........      11,752
    626     New York Community Bancorp.......      18,073
    561     SEI Investments Co. .............      15,238
    414     TCF Financial Corp. .............      18,079
    330     Waddell & Reed Financial, Inc.,
              Class A........................       6,500
    167     Westamerica Bancorp..............       6,715
    291     Wilmington Trust Corp. ..........       9,216
                                               ----------
                                                  214,116
                                               ----------
Health Care (20.1%):
    637     AdvancePCS (b)...................      14,143
     91     Anthem, Inc. (b).................       5,716
    141     Apria Healthcare Group, Inc.
              (b)............................       3,126
    224     Barr Laboratories, Inc. (b)......      14,565
    414     Beckman Coulter, Inc. ...........      12,230
    187     Charles River Laboratories
              International, Inc. (b)........       7,198
    613     Cytyc Corp. (b)..................       6,249
    400     Dentsply International, Inc. ....      14,887

Continued

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       9

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    313     Edwards Lifesciences Corp. (b)...  $    7,980
    535     Express Scripts, Inc., Class A
              (b)............................      25,687
    338     First Health Group Corp. (b).....       8,222
  1,099     Gilead Sciences, Inc. (b)........      37,364
    667     Health Net, Inc. (b).............      17,600
    244     Hillenbrand Industries, Inc. ....      11,769
    834     IDEC Pharmaceuticals Corp. (b)...      27,659
  1,017     IVAX Corp. (b)...................      12,338
    114     LifePoint Hospitals, Inc. (b)....       3,399
    567     Lincare Holdings, Inc. (b).......      17,920
    627     Mylan Laboratories, Inc. ........      21,870
    444     Oxford Health Plans, Inc. (b)....      16,200
    345     Patterson Dental Co. (b).........      15,095
    189     Sepracor, Inc. (b)...............       1,823
    603     SICOR, Inc. (b)..................       9,556
    358     Steris Corp. (b).................       8,674
    386     Universal Health Services, Inc.,
              Class B (b)....................      17,390
    331     Varian Medical Systems, Inc.
              (b)............................      16,429
    502     Vertex Pharmaceuticals, Inc.
              (b)............................       7,950
    271     VISX, Inc. (b)...................       2,599
                                               ----------
                                                  365,638
                                               ----------
Raw Materials (1.6%):
    150     Cabot Microelectronics Corp.
              (b)............................       7,081
    415     IMC Global, Inc. ................       4,425
    681     Solutia, Inc. ...................       2,473
    351     Valspar Corp. ...................      15,514
                                               ----------
                                                   29,493
                                               ----------
Retail (10.9%):
    571     99 Cents Only Stores (b).........      15,341
    411     Abercrombie & Fitch Co., Class A
              (b)............................       8,408
    298     American Eagle Outfitters, Inc.
              (b)............................       4,102
     88     Bed Bath & Beyond, Inc. (b)......       3,027
    957     Brinker International, Inc.
              (b)............................      30,851
    420     CDW Computer Centers, Inc. (b)...      18,427
    144     Cheesecake Factory, Inc. (b).....       5,223
    208     Claire's Stores, Inc. ...........       4,583
    463     Dollar Tree Stores, Inc. (b).....      11,377
    273     Michael's Stores, Inc. (b).......       8,536
    309     Outback Steakhouse, Inc. ........      10,656
    385     Papa John's International, Inc.
              (b)............................      10,738
    390     Pier 1 Imports, Inc. ............       7,384
    535     Ross Stores, Inc. ...............      22,694
    114     Tiffany & Co. ...................       2,714

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
    264     Whole Foods Market, Inc. (b).....  $   13,901
    803     Williams-Sonoma, Inc. (b)........      21,803
                                               ----------
                                                  199,765
                                               ----------
Technology (10.9%):
    203     Adtran, Inc. (b).................       6,680
  1,668     Cadence Design Systems, Inc.
              (b)............................      19,661
    227     Cree Research, Inc. (b)..........       3,713
    376     DeVry, Inc. (b)..................       6,242
    274     FMC Technologies, Inc. (b).......       5,606
    255     Gartner, Inc., Class A (b).......       2,350
    272     Internet Security, Inc. (b)......       4,989
    249     Investment Technology Group
              (b)............................       5,570
    830     Lam Research Corp. (b)...........       8,961
    316     Macrovision Corp. (b)............       5,075
    347     Micrel, Inc. (b).................       3,112
  1,070     Microchip Technology, Inc. ......      26,171
    364     National Instruments Corp. (b)...      11,834
    712     Networks Associates, Inc. (b)....      11,452
    244     Plantronics, Inc. (b)............       3,699
    598     RF Micro Devices, Inc. (b).......       4,385
    294     SanDisk Corp. (b)................       5,977
    511     Semtech Corp. (b)................       5,575
    800     Symantec Corp. (b)...............      32,414
    353     Synopsys, Inc. (b)...............      16,280
    796     Titan Corp. (b)..................       8,277
                                               ----------
                                                  198,023
                                               ----------
Transportation (2.2%):
    444     C.H. Robinson Worldwide, Inc. ...      13,861
    810     Expeditors International of
              Washington, Inc. ..............      26,454
                                               ----------
                                                   40,315
                                               ----------
Utilities (1.5%):
    535     American Water Works Co.,
              Inc. ..........................      24,314
  1,122     Broadwing, Inc. (b)..............       3,950
                                               ----------
                                                   28,264
                                               ----------
  Total Common Stocks                           1,786,548
                                               ----------
INVESTMENT COMPANIES (2.5%):
 46,134     One Group Prime Money Market,
              Class I........................      46,134
                                               ----------
  Total Investment Companies                       46,134
                                               ----------
Total (Cost $1,813,540)(a)                     $1,832,682
                                               ==========

Continued

ONE GROUP MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       10
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

------------
Percentages indicated are based on net assets of $1,824,629.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 185,185
                   Unrealized depreciation......................   (166,043)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  19,142
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
 COMMON STOCKS (98.2%):
Business Equipment & Services (1.7%):
     97     Banta Corp. .....................  $    3,046
    299     Checkfree Corp. (b)..............       4,778
    368     McData Corp., Class A (b)........       2,611
    147     Pittston Brink's Group...........       2,720
     82     Reynolds & Reynolds Co., Class
              A..............................       2,083
    215     RSA Security, Inc. (b)...........       1,285
    321     United Rentals, Inc. (b).........       3,458
    110     Wallace Computer Services,
              Inc. ..........................       2,362
                                               ----------
                                                   22,343
                                               ----------
Capital Goods (3.5%):
     88     Diebold, Inc. ...................       3,636
    402     Flowserve Corp. (b)..............       5,951
    150     Granite Construction, Inc. ......       2,325
     89     Martin Marietta Materials,
              Inc. ..........................       2,716
    298     SPX Corp. (b)....................      11,150
    213     Teleflex, Inc. ..................       9,114
    308     Trinity Industries, Inc. ........       5,843
    252     York International Corp. ........       6,431
                                               ----------
                                                   47,166
                                               ----------
Consumer Durable (5.5%):
    176     Arvinmeritor, Inc. ..............       2,932
     92     Bandag, Inc. ....................       3,559
    143     Borg Warner, Inc. ...............       7,225
    118     Carlisle Cos., Inc. .............       4,899
    348     Copart, Inc. (b).................       4,124
     71     Gentex Corp. (b).................       2,231
     34     Harman International Industries,
              Inc. ..........................       1,993
     59     ITT Industries, Inc. ............       3,556
    266     Lear Corp. (b)...................       8,864
    313     Mohawk Industries, Inc. (b)......      17,838
    596     Republic Services, Inc. (b)......      12,508
     94     Superior Industries
              International, Inc. ...........       3,900
                                               ----------
                                                   73,629
                                               ----------
Consumer Non-Durable (8.7%):
     66     Albany International Corp. ......       1,357
    478     Constellation Brands, Inc. (b)...      11,322
    445     Dean Foods Co. (b)...............      16,524
    436     Dole Food Co., Inc. .............      14,202
    190     Imation Corp. (b)................       6,658
     96     Interstate Bakeries Corp. .......       1,470
    285     Lennar Corp. ....................      14,685
    173     Loews Corp. -- Carolina Group....       3,505
     98     Newell Rubbermaid, Inc. .........       2,978
    149     Packaging Corporation of America
              (b)............................       2,712
     94     Payless Shoesource, Inc. (b).....       4,854

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
  1,041     PepsiAmericas, Inc. .............  $   13,983
  1,915     Tyson Foods, Inc., Class A.......      21,483
                                               ----------
                                                  115,733
                                               ----------
Consumer Services (3.9%):
    407     Belo Corp., Class A..............       8,673
    198     Emmis Communications Corp. (b)...       4,129
    342     Extended Stay America, Inc.
              (b)............................       5,039
    166     Lee Enterprises, Inc. ...........       5,571
    375     Mandalay Resort Group (b)........      11,487
     93     Media General, Inc. .............       5,569
     44     Meredith Corp. ..................       1,805
  1,135     Park Place Entertainment Corp.
              (b)............................       9,535
                                               ----------
                                                   51,808
                                               ----------
Energy (10.9%):
     76     Apache Corp. ....................       4,303
    627     ENSCO International, Inc. .......      18,462
    131     Equitable Resources, Inc. .......       4,594
     63     Forest Oil Corp. (b).............       1,739
    381     Grant Prideco, Inc. (b)..........       4,437
    255     Great Plains Energy, Inc. .......       5,830
    282     Helmerich & Payne, Inc. .........       7,871
    379     National-Oil Well, Inc. (b)......       8,277
    205     Noble Energy, Inc. ..............       7,702
    560     Ocean Energy, Inc. ..............      11,187
    162     Peabody Energy Corp. ............       4,729
    945     Pepco Holdings, Inc. ............      18,324
    635     Pioneer Natural Resources Co.
              (b)............................      16,024
    355     Pride International, Inc. (b)....       5,292
    228     Tidewater, Inc. .................       7,088
    391     Valero Energy Corp. .............      14,432
    239     Varco International, Inc. (b)....       4,159
                                               ----------
                                                  144,450
                                               ----------
Financial Services (23.9%):
    341     A.G. Edwards, Inc. ..............      11,229
    192     Allmerica Financial Corp. .......       1,940
    290     American Financial Group,
              Inc. ..........................       6,700
    483     AmeriCredit Corp. (b)............       3,741
    230     AmerUs Group Co. ................       6,508
    351     Associated Banc-Corp. ...........      11,910
    312     Astoria Financial Corp. .........       8,465
    267     Bank of Hawaii Corp. ............       8,120
    539     Banknorth Group, Inc. ...........      12,177
     24     Chicago Mercantile Exchange......       1,031
    174     City National Corp. .............       7,641
    376     Colonial BancGroup, Inc. ........       4,487
    460     Compass Bancshares, Inc. ........      14,397
     36     Delphi Financial Group, Class A
              (b)............................       1,363
  1,417     E*Trade Group, Inc. (b)..........       6,888

Continued

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       12
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    222     Everest Re Group Ltd. ...........  $   12,277
    418     Fidelity National Financial,
              Inc. ..........................      13,713
    123     First Virginia Banks, Inc. ......       4,566
    200     FirstMerit Corp. ................       4,338
    275     GATX Corp. ......................       6,282
    192     Greater Bay Bancorp..............       3,311
    380     GreenPoint Financial Corp. ......      17,173
    238     HCC Insurance Holdings, Inc. ....       5,857
    744     Hibernia Corp., Class A..........      14,333
    272     IndyMac Bancorp, Inc. (b)........       5,033
    218     LaBranche & Co., Inc. (b)........       5,816
    172     Leucadia National Corp. .........       6,414
     42     M & T Bank Corp. ................       3,317
    265     Mercantile Bankshares Corp. .....      10,226
    923     National Commerce Financial
              Co. ...........................      22,005
    168     Ohio Casualty Corp. (b)..........       2,178
    434     Old Republic International
              Corp. .........................      12,160
    300     PMI Group, Inc. .................       9,021
    177     Protective Life Corp. ...........       4,860
     77     Provident Financial Group,
              Inc. ..........................       1,991
    334     Radian Group, Inc. ..............      12,419
     87     Silicon Valley Bankshares (b)....       1,579
  1,014     Sovereign Bancorp, Inc. .........      14,244
    139     StanCorp Financial Group,
              Inc. ..........................       6,790
    128     The MONY Group, Inc. ............       3,064
     64     W.R. Berkley Corp. ..............       2,549
    128     Webster Financial Corp. .........       4,458
                                               ----------
                                                  316,571
                                               ----------
Health Care (3.8%):
    371     Apogent Technologies, Inc. (b)...       7,723
    178     Henry Schein, Inc. (b)...........       7,992
  1,288     Millennium Pharmaceuticals, Inc.
              (b)............................      10,222
    346     Omnicare, Inc. ..................       8,236
     98     PacifiCare Health Systems, Inc.
              (b)............................       2,762
    515     Protein Design Labs, Inc. (b)....       4,377
    291     Triad Hospitals, Inc. (b)........       8,675
                                               ----------
                                                   49,987
                                               ----------
Raw Materials (5.2%):
    417     AK Steel Holding Corp. (b).......       3,335
    209     Bowater, Inc. ...................       8,767
    283     Cabot Corp. .....................       7,513
    206     Ferro Corp. .....................       5,040
    114     H.B. Fuller Co. .................       2,961
    323     Lubrizol Corp. ..................       9,863
    633     Lyondell Chemical Co. ...........       7,996
    131     Minerals Technologies, Inc. .....       5,666
    217     Olin Corp. ......................       3,379
    108     Rayonier, Inc. ..................       4,892

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
    433     RPM, Inc. .......................  $    6,612
     77     Valspar Corp. ...................       3,415
                                               ----------
                                                   69,439
                                               ----------
Real Estate Investment Trust (2.1%):
    281     Hospitality Properties Trust.....       9,873
    300     Liberty Property Trust...........       9,579
    451     New Plan Excel Realty Trust......       8,604
                                               ----------
                                                   28,056
                                               ----------
Retail (2.9%):
    233     Barnes & Noble, Inc. (b).........       4,207
     65     Bed Bath & Beyond, Inc. (b)......       2,234
    286     BJ's Wholesale Club, Inc. (b)....       5,237
    339     Borders Group, Inc. (b)..........       5,463
    155     Furniture Brands International,
              Inc. (b).......................       3,694
    119     Longs Drug Stores, Inc. .........       2,468
    197     Neiman-Marcus Group, Inc., Class
              A (b)..........................       5,981
    137     Ruddick Corp. ...................       1,869
    578     Saks, Inc. (b)...................       6,783
                                               ----------
                                                   37,936
                                               ----------
Shelter (2.1%):
    391     Clayton Homes, Inc. .............       4,758
    471     D.R. Horton, Inc. ...............       8,177
    270     Pentair, Inc. ...................       9,311
    162     Potlatch Corp. ..................       3,871
     41     Pulte Corp. .....................       1,972
                                               ----------
                                                   28,089
                                               ----------
Technology (10.5%):
  1,564     3Com Corp. (b)...................       7,242
    314     Advanced Fibre Communication,
              Inc. (b).......................       5,241
    589     Arrow Electronics, Inc. (b)......       7,536
  1,371     Ascential Software Corp. (b).....       3,291
    946     Atmel Corp. (b)..................       2,109
    368     Avnet, Inc. .....................       3,985
     91     Avocent Corp. (b)................       2,018
    548     Ceridian Corp. (b)...............       7,905
    205     Credence Systems Corp. (b).......       1,916
    539     Fairchild Semiconductor Corp.
              (b)............................       5,777
    195     FEI Co. (b)......................       2,980
    242     Harris Corp. ....................       6,370
    331     Integrated Device Technology,
              Inc. (b).......................       2,766
    297     International Rectifier Corp.
              (b)............................       5,484
    460     Intersil Corp., Class A (b)......       6,415
    184     Keane, Inc. (b)..................       1,653

Continued

ONE GROUP MID CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       13

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    220     KEMET Corp. (b)..................  $    1,925
    412     L-3 Communications Holdings, Inc.
              (b)............................      18,504
    501     Lattice Semiconductor Corp.
              (b)............................       4,390
    689     Legato Systems, Inc. (b).........       3,463
    344     Macromedia, Inc. (b).............       3,667
    233     Newport Corp. (b)................       2,924
    108     Plexus Corp. (b).................         946
    158     Polycom, Inc. (b)................       1,502
    417     Quantum Corp.-DLT & Storage
              (b)............................       1,112
     50     SanDisk Corp. (b)................       1,015
    509     Storage Technology Corp. (b).....      10,911
    447     Sybase, Inc. (b).................       5,988
    187     Tech Data Corp. (b)..............       5,042
    354     TriQuint Semiconductor, Inc.
              (b)............................       1,501
    421     Vishay Intertechnology, Inc.
              (b)............................       4,708
                                               ----------
                                                  140,286
                                               ----------
Transportation (2.4%):
    189     Airborne, Inc. ..................       2,800
    114     Alaska Air Group, Inc. (b).......       2,466
    155     Alexander & Baldwin, Inc. .......       4,003
    177     CNF, Inc. .......................       5,880
    188     EGL, Inc. (b)....................       2,672
    205     J.B. Hunt Transport Services,
              Inc. (b).......................       6,015
    407     Swift Transportation Co., Inc.
              (b)............................       8,153
                                               ----------
                                                   31,989
                                               ----------
Utilities (11.1%):
    346     AGL Resources, Inc. .............       8,415
    526     ALLETE, Inc. ....................      11,934
    664     Aquila, Inc. ....................       1,175
    187     Arch Coal, Inc. .................       4,039
    378     Calpine Corp. (b)................       1,234

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    183     DQE, Inc. .......................  $    2,793
    709     Energy East Corp. ...............      15,664
    436     MDU Resources Group, Inc. .......      11,248
    133     National Fuel Gas Co. ...........       2,751
    293     NiSource, Inc. ..................       5,854
    135     NSTAR............................       5,984
    398     Oneok, Inc. .....................       7,638
    208     PNM Resources, Inc. .............       4,964
    220     Puget Energy, Inc. ..............       4,860
    261     Questar Corp. ...................       7,258
    460     Scana Corp. .....................      14,252
    497     Sierra Pacific Resources.........       3,232
    172     Telephone & Data Systems,
              Inc. ..........................       8,106
    379     Vectren Corp. ...................       8,719
    723     Wisconsin Energy Corp. ..........      18,208
                                               ----------
                                                  148,328
                                               ----------
  Total Common Stocks                           1,305,810
                                               ----------
WARRANTS (0.0%):
Financial Services (0.0%):
 $  424     Dime Bancorp, Inc. (b)...........          51
                                               ----------
  Total Warrants                                       51
                                               ----------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bill (0.2%):
  2,580     1/2/03...........................       2,580
                                               ----------
  Total U.S. Treasury Obligations                   2,580
                                               ----------
INVESTMENT COMPANIES (1.3%):
 17,906     One Group Prime Money Market,
              Class I........................      17,906
                                               ----------
  Total Investment Companies                       17,906
                                               ----------
Total (Cost $1,320,127)(a)                     $1,326,347
                                               ==========

------------
Percentages indicated are based on net assets of $1,330,335.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 124,905
                   Unrealized depreciation......................   (118,685)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $   6,220
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                       14
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS (97.9%):
Business Equipment & Services (11.0%):
      0     Advanced Medical Optics (b)........  $      0
    239     Affiliated Computer Services, Inc.,
              Class A (b)......................    12,573
    247     BJ Services Co. (b)................     7,965
    233     DST Systems, Inc. (b)..............     8,295
    237     Fiserv, Inc. (b)...................     8,038
    277     Jacobs Engineering Group, Inc.
              (b)..............................     9,859
    343     Manpower, Inc. ....................    10,930
    519     Office Depot, Inc. (b).............     7,665
    379     Reynolds & Reynolds Co., Class A...     9,658
    341     SunGard Data Systems, Inc. (b).....     8,029
    319     Weatherford International Ltd.
              (b)..............................    12,733
                                                 --------
                                                   95,745
                                                 --------
Capital Goods (6.0%):
     75     American Standard Cos., Inc. (b)...     5,353
    228     Cooper Cameron Corp. (b)...........    11,369
    182     Crane Co. .........................     3,618
    185     Cummins, Inc. .....................     5,216
    233     Diebold, Inc. .....................     9,617
    197     SPX Corp. (b)......................     7,395
    150     Teleflex, Inc. ....................     6,439
    142     York International Corp. ..........     3,634
                                                 --------
                                                   52,641
                                                 --------
Consumer Durable (5.1%):
    133     Black & Decker Corp. ..............     5,690
    149     Borg Warner, Inc. .................     7,492
    342     Dana Corp. ........................     4,026
    220     Lear Corp. (b).....................     7,336
    262     Leggett & Platt, Inc. .............     5,873
    156     Mohawk Industries, Inc. (b)........     8,875
    171     Snap-On, Inc. .....................     4,802
                                                 --------
                                                   44,094
                                                 --------
Consumer Non-Durable (7.5%):
    182     AptarGroup, Inc. ..................     5,695
    220     Constellation Brands, Inc. (b).....     5,226
    409     Dial Corp. ........................     8,336
    325     Dole Food Co., Inc. ...............    10,573
    540     McCormick & Co., Inc. .............    12,526
    481     PepsiAmericas, Inc. ...............     6,457
    116     RJ Reynolds Tobacco Holdings,
              Inc. ............................     4,895
  1,046     Tyson Foods, Inc., Class A.........    11,741
                                                 --------
                                                   65,449
                                                 --------
Consumer Services (2.5%):
    236     Emmis Communications Corp. (b).....     4,909
    143     Entercom Communications Corp.
              (b)..............................     6,728
    229     New York Times Co., Class A........    10,476
                                                 --------
                                                   22,113
                                                 --------

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy (5.2%):
    119     Ashland Co., Inc. .................  $  3,393
    244     Equitable Resources, Inc. .........     8,556
    268     Murphy Oil Corp. ..................    11,502
    131     Nabors Industries Ltd. (b).........     4,604
    126     Noble Corp. (b)....................     4,414
    285     Pepco Holdings, Inc. ..............     5,524
    302     Pioneer Natural Resources Co.
              (b)..............................     7,638
                                                 --------
                                                   45,631
                                                 --------
Financial Services (18.7%):
    293     A.G. Edwards, Inc. ................     9,670
    103     AMBAC Financial Group, Inc. .......     5,777
    317     AmSouth Bancorp....................     6,079
    219     Associated Banc-Corp. .............     7,438
    467     Banknorth Group, Inc. .............    10,554
     94     Bear Stearns Co., Inc. ............     5,575
    203     City National Corp. ...............     8,933
    483     Compass Bancshares, Inc. ..........    15,105
    127     Countrywide Credit Industries,
              Inc. ............................     6,537
    205     Everest Re Group Ltd. .............    11,350
    150     First Tennessee National Corp. ....     5,392
    217     FirstMerit Corp. ..................     4,708
    218     GreenPoint Financial Corp. ........     9,848
    286     National Commerce Financial Co. ...     6,833
    139     Nationwide Financial Services,
              Inc., Class A....................     3,975
    248     Old Republic International
              Corp. ...........................     6,940
    226     PMI Group, Inc. ...................     6,797
    351     Radian Group, Inc. ................    13,043
    203     SEI Investments Co. ...............     5,506
    252     Southtrust Corp. ..................     6,253
     28     Transatlantic Holdings, Inc. ......     1,843
    216     Union Planters Corp. ..............     6,081
                                                 --------
                                                  164,237
                                                 --------
Health Care (11.7%):
    158     AdvancePCS (b).....................     3,514
     91     Allergan, Inc. ....................     5,271
    143     AmerisourceBergen Corp. ...........     7,782
    192     Beckman Coulter, Inc. .............     5,667
    306     Dentsply International, Inc. ......    11,377
    261     Edwards Lifesciences Corp. (b).....     6,635
    367     Gilead Sciences, Inc. (b)..........    12,474
    233     Health Management Associates, Inc.,
              Class A..........................     4,162
    297     Health Net, Inc. (b)...............     7,846
    273     IDEC Pharmaceuticals Corp. (b).....     9,067
    358     IVAX Corp. (b).....................     4,346
    110     MedImmune, Inc. (b)................     2,994
    262     Millennium Pharmaceuticals, Inc.
              (b)..............................     2,080
    398     Protein Design Labs, Inc. (b)......     3,380

Continued

ONE GROUP DIVERSIFIED MID CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       15

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    232     Universal Health Services, Inc.,
              Class B (b)......................  $ 10,442
    214     Waters Corp. (b)...................     4,659
                                                 --------
                                                  101,696
                                                 --------
Raw Materials (6.0%):
     76     Avery Dennison Corp. ..............     4,618
    226     Bowater, Inc. .....................     9,492
    141     Cabot Corp. .......................     3,733
    655     Crompton Corp. ....................     3,897
    216     Engelhard Corp. ...................     4,836
    242     Harsco Corp. ......................     7,715
    210     Lafarge Corp. .....................     6,902
    203     Lubrizol Corp. ....................     6,203
    109     Valspar Corp. .....................     4,810
                                                 --------
                                                   52,206
                                                 --------
Retail (3.8%):
    309     Abercrombie & Fitch Co., Class A
              (b)..............................     6,321
    213     Barnes & Noble, Inc. (b)...........     3,853
    339     Brinker International, Inc. (b)....    10,924
    135     Federated Department Stores, Inc.
              (b)..............................     3,869
    278     Liz Claiborne, Inc. ...............     8,239
                                                 --------
                                                   33,206
                                                 --------
Technology (11.6%):
    193     Adtran, Inc. (b)...................     6,344
    232     Altera Corp. (b)...................     2,866
    291     AMETEK, Inc. ......................    11,204
    285     Arrow Electronics, Inc. (b)........     3,649
  1,111     Atmel Corp. (b)....................     2,477
    232     BMC Software, Inc. (b).............     3,977
    547     Cadence Design Systems, Inc. (b)...     6,451
    394     Ceridian Corp. (b).................     5,684
    251     Comverse Technology, Inc. (b)......     2,511
     51     Electronic Arts, Inc. (b)..........     2,524
    231     Integrated Device Technology, Inc.
              (b)..............................     1,934

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
    298     Intersil Corp., Class A (b)........  $  4,154
    191     L-3 Communications Holdings, Inc.
              (b)..............................     8,595
    316     Lam Research Corp. (b).............     3,408
    101     Lexmark International, Inc. (b)....     6,118
    391     Microchip Technology, Inc. ........     9,557
    238     Semtech Corp. (b)..................     2,599
    384     Symantec Corp. (b).................    15,545
    134     Teradyne, Inc. (b).................     1,748
                                                 --------
                                                  101,345
                                                 --------
Transportation (1.2%):
    154     Alaska Air Group, Inc. (b).........     3,338
    213     CNF, Inc. .........................     7,078
                                                 --------
                                                   10,416
                                                 --------
Utilities (7.6%):
    124     Cinergy Corp. .....................     4,187
    157     Constellation Energy Group,
              Inc. ............................     4,372
    477     Energy East Corp. .................    10,534
    105     Entergy Corp. .....................     4,765
    107     Kinder Morgan, Inc. ...............     4,506
    153     MDU Resources Group, Inc. .........     3,951
    570     Northeast Utilities................     8,646
    191     Pinnacle West Capital Corp. .......     6,515
    148     Scana Corp. .......................     4,583
    135     Telephone & Data Systems, Inc. ....     6,356
    301     Wisconsin Energy Corp. ............     7,585
                                                 --------
                                                   66,000
                                                 --------
  Total Common Stocks                             854,779
                                                 --------
INVESTMENT COMPANIES (2.2%):
 18,953     One Group Prime Money Market, Class
              I................................    18,953
                                                 --------
  Total Investment Companies                       18,953
                                                 --------
Total (Cost $868,121)(a)                         $873,732
                                                 ========

------------
Percentages indicated are based on net assets of $872,911.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 148,880
                   Unrealized depreciation......................   (143,269)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $   5,611
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                       16
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS (98.3%):
Business Equipment & Services (4.1%):
      0     Advanced Medical Optics (b)......  $        0
    102     Affiliated Computer Services,
              Inc., Class A (b)..............       5,380
     53     Apollo Group, Inc., Class A
              (b)............................       2,320
    355     Automatic Data Processing,
              Inc. ..........................      13,942
    205     BJ Services Co. (b)..............       6,630
    276     Caremark Rx, Inc. (b)............       4,486
     28     Catalina Marketing Corp. (b).....         512
     50     Cintas Corp. ....................       2,309
     57     eBay, Inc. (b)...................       3,864
    190     Electronic Data Systems Corp. ...       3,509
     80     Equifax, Inc. ...................       1,851
    359     First Data Corp. ................      12,729
     84     Fiserv, Inc. (b).................       2,847
     76     H & R Block, Inc. ...............       3,042
    135     Paychex, Inc. ...................       3,754
     30     R.R. Donnelley & Sons Co. .......         650
    123     SunGard Data Systems, Inc. (b)...       2,896
     41     Weatherford International Ltd.
              (b)............................       1,643
    140     Yahoo, Inc. (b)..................       2,292
                                               ----------
                                                   74,656
                                               ----------
Capital Goods (6.5%):
     25     American Standard Cos., Inc.
              (b)............................       1,798
    180     Boeing Co. ......................       5,952
    153     Flowserve Corp. (b)..............       2,267
  4,209     General Electric Co. ............     102,491
     95     Molex, Inc. .....................       2,181
     91     United Technologies Corp. .......       5,633
                                               ----------
                                                  120,322
                                               ----------
Consumer Durable (1.1%):
     76     Black & Decker Corp. ............       3,261
     63     Danaher Corp. ...................       4,165
     84     Gentex Corp. (b).................       2,658
     86     Harley-Davidson, Inc. ...........       3,968
     48     Lear Corp. (b)...................       1,590
     81     Leggett & Platt, Inc. ...........       1,815
     47     Mohawk Industries, Inc. (b)......       2,665
                                               ----------
                                                   20,122
                                               ----------
Consumer Non-Durable (10.3%):
    682     Coca-Cola Co. ...................      29,898
    474     Colgate Palmolive Co. ...........      24,877
    392     General Mills, Inc. .............      18,418
     59     Newell Rubbermaid, Inc. .........       1,775
    960     PepsiCo, Inc. ...................      40,522
    437     Philip Morris Co. ...............      17,707
    456     Proctor & Gamble Co. ............      39,193
    793     Sara Lee Corp. ..................      17,842
                                               ----------
                                                  190,232
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services (4.3%):
    891     AOL Time Warner, Inc. (b)........  $   11,678
    113     Clear Channel Communications,
              Inc. (b).......................       4,206
     25     Dun & Bradstreet Corp. (b).......         854
     10     E.W. Scripps Co., Class A........         788
    108     EchoStar Communications Corp.,
              Class A (b)....................       2,408
     64     GTECH Holdings Corp. (b).........       1,794
     44     Harrah's Entertainment, Inc.
              (b)............................       1,737
    113     Hispanic Broadcasting Corp.
              (b)............................       2,329
     39     International Game Technologies
              (b)............................       2,967
    187     Interpublic Group of Cos.,
              Inc. ..........................       2,632
     81     Lamar Advertising Co. (b)........       2,710
     58     Mandalay Resort Group (b)........       1,770
     52     Marriott International, Inc.,
              Class A........................       1,708
    167     Mattel, Inc. ....................       3,190
     69     McGraw-Hill Co., Inc. ...........       4,153
     21     Meredith Corp. ..................         848
     40     New York Times Co., Class A......       1,828
     90     Omnicom Group, Inc. .............       5,830
     70     Univision Communications, Inc.
              (b)............................       1,713
    286     Viacom, Inc., Class B (b)........      11,640
    496     Yum! Brands, Inc. (b)............      12,009
                                               ----------
                                                   78,792
                                               ----------
Energy (0.9%):
     46     Apache Corp. ....................       2,614
     63     Murphy Oil Corp. ................       2,678
    132     Noble Corp. (b)..................       4,650
    145     Ocean Energy, Inc. ..............       2,890
    107     Smith International, Inc. (b)....       3,486
                                               ----------
                                                   16,318
                                               ----------
Financial Services (9.9%):
    105     AFLAC, Inc. .....................       3,173
    303     American Express Co. ............      10,703
    419     American International Group,
              Inc. ..........................      24,260
    107     Bank of New York Co., Inc. ......       2,555
    122     Capital One Financial Corp. .....       3,627
    754     Charles Schwab Corp. ............       8,180
    480     Citigroup, Inc. .................      16,880
    158     Concord EFS, Inc. (b)............       2,480
    437     Fannie Mae.......................      28,102
    217     Fifth Third Bancorp..............      12,714
    315     Freddie Mac......................      18,619
    223     Marsh & McLennan Co. ............      10,286
    533     MBNA Corp. ......................      10,140
    161     Mellon Financial Corp. ..........       4,204
     65     Moody's Corp. ...................       2,690
     70     North Fork Bancorp, Inc. ........       2,354

Continued

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       17

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     48     Progressive Corp. ...............  $    2,397
    463     Providian Financial Corp. (b)....       3,004
     56     SLM Corp. .......................       5,834
     78     StanCorp Financial Group,
              Inc. ..........................       3,793
     47     State Street Corp. ..............       1,830
    106     Wells Fargo & Co. ...............       4,991
                                               ----------
                                                  182,816
                                               ----------
Health Care (26.4%):
    710     Abbott Laboratories..............      28,412
     49     AdvancePCS (b)...................       1,079
    130     Affymetrix, Inc. (b).............       2,970
    104     Allergan, Inc. ..................       5,992
    198     AmerisourceBergen Corp. .........      10,761
    621     Amgen, Inc. (b)..................      30,003
     44     Anthem, Inc. (b).................       2,794
    390     Baxter International, Inc. ......      10,907
     59     Beckman Coulter, Inc. ...........       1,735
     91     Biomet, Inc. ....................       2,614
     43     Boston Scientific Corp. (b)......       1,824
    123     Bristol-Myers Squibb Co. ........       2,837
    161     Cardinal Health, Inc. ...........       9,517
     56     Cytyc Corp. (b)..................         567
     50     Dentsply International, Inc. ....       1,854
    399     Eli Lilly & Co. .................      25,328
     64     Forest Laboratories, Inc. (b)....       6,293
     74     Genzyme Corp. (b)................       2,192
    265     HCA-The Healthcare Corp. ........      11,017
     77     Health Management Associates,
              Inc., Class A..................       1,378
     93     HealthSouth Corp. (b)............         392
    257     Human Genome Sciences, Inc.
              (b)............................       2,260
    158     IDEC Pharmaceuticals Corp. (b)...       5,243
  1,224     Johnson & Johnson................      65,746
     47     Laboratory Corp. of America
              Holdings (b)...................       1,102
     47     Lincare Holdings, Inc. (b).......       1,495
     42     Manor Care, Inc. (b).............         775
    103     McKesson HBOC, Inc. .............       2,771
    308     MedImmune, Inc. (b)..............       8,376
    594     Medtronic, Inc. .................      27,109
    643     Merck & Co., Inc. ...............      36,423
     22     Oxford Health Plans, Inc. (b)....         798
     14     Patterson Dental Co. (b).........         620
  2,705     Pfizer, Inc. ....................      82,681
    649     Pharmacia Corp. .................      27,147
     40     Quest Diagnostics, Inc. (b)......       2,251
    182     St. Jude Medical, Inc. (b).......       7,213
     22     Stryker Corp. ...................       1,495
    211     Tenet Healthcare Corp. (b).......       3,453
    150     UnitedHealth Group, Inc. ........      12,531

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     15     Universal Health Services, Inc.,
              Class B (b)....................  $      670
     93     Wellpoint Health Networks, Inc.
              (b)............................       6,647
    619     Wyeth............................      23,140
    133     Zimmer Holdings, Inc. (b)........       5,530
                                               ----------
                                                  485,942
                                               ----------
Multi-Industry (1.0%):
    154     Minnesota Mining & Manufacturing
              Co. ...........................      19,033
                                               ----------
Raw Materials (0.2%):
    181     Alcoa, Inc. .....................       4,120
                                               ----------
Retail (11.0%):
    291     Bed Bath & Beyond, Inc. (b)......      10,036
    394     Best Buy Co., Inc. (b)...........       9,514
    889     Darden Restaurants, Inc. ........      18,190
    266     Gap, Inc. .......................       4,127
    918     Home Depot, Inc. ................      22,002
    270     Kohl's Corp. (b).................      15,127
    468     Lowe's Cos., Inc. ...............      17,541
    199     Staples, Inc. (b)................       3,641
    585     Target Corp. ....................      17,560
    526     TJX Cos., Inc. ..................      10,274
  1,248     Wal-Mart Stores, Inc. ...........      63,019
    384     Walgreen Co. ....................      11,219
                                               ----------
                                                  202,250
                                               ----------
Shelter (0.3%):
    106     Fluor Corp. .....................       2,961
     37     Pulte Corp. .....................       1,787
                                               ----------
                                                    4,748
                                               ----------
Technology (21.2%):
    145     Adobe Systems, Inc. .............       3,607
     79     Agilent Technologies, Inc. (b)...       1,410
    189     Altera Corp. (b).................       2,338
    192     Analog Devices, Inc. (b).........       4,592
    829     Applied Materials, Inc. (b)......      10,805
    158     Autodesk, Inc. ..................       2,254
    162     BMC Software, Inc. (b)...........       2,769
    137     Cadence Design Systems, Inc.
              (b)............................       1,616
  3,152     Cisco Systems, Inc. (b)..........      41,294
    249     Comverse Technology, Inc. (b)....       2,491
  1,126     Dell Computer Corp. (b)..........      30,101
     41     Electronic Arts, Inc. (b)........       2,032
    320     EMC Corp. (b)....................       1,963
     68     General Dynamics Corp. ..........       5,429
    354     IBM Corp. .......................      27,409
  3,081     Intel Corp. .....................      47,971
    117     Intuit, Inc. (b).................       5,508
     79     Jabil Circuit, Inc. (b)..........       1,413
     81     KLA-Tencor Corp. (b).............       2,848
     56     Lexmark International, Inc.
              (b)............................       3,372

Continued

ONE GROUP LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       18
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    212     Linear Technology Corp. .........  $    5,465
     62     Lockheed Martin Corp. ...........       3,559
    156     Macromedia, Inc. (b).............       1,662
  1,999     Microsoft Corp. (b)..............     103,345
    296     Motorola, Inc. ..................       2,557
    140     Network Appliance, Inc. (b)......       1,400
     88     Novellus Systems, Inc. (b).......       2,483
  2,003     Oracle Corp. (b).................      21,633
     92     PeopleSoft, Inc. (b).............       1,686
    458     PerkinElmer, Inc. ...............       3,775
     29     Qlogic Corp. (b).................       1,006
    377     Qualcomm, Inc. (b)...............      13,718
    118     Sanmina Corp. (b)................         530
    555     Sun Microsystems, Inc. (b).......       1,727
    140     Sybase, Inc. (b).................       1,875
     80     Symantec Corp. (b)...............       3,252
  1,045     Texas Instruments, Inc. .........      15,690

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    130     TMP Worldwide, Inc. (b)..........  $    1,473
    111     Veritas Software Corp. (b).......       1,736
     58     Xilinx, Inc. (b).................       1,190
                                               ----------
                                                  390,984
                                               ----------
Transportation (1.1%):
    421     Southwest Airlines Co. ..........       5,851
    231     United Parcel Service, Inc.,
              Class B........................      14,543
                                               ----------
                                                   20,394
                                               ----------
  Total Common Stocks                           1,810,729
                                               ----------
INVESTMENT COMPANIES (1.9%):
 35,146     One Group Prime Money Market,
              Class I........................      35,146
                                               ----------
  Total Investment Companies                       35,146
                                               ----------
Total (Cost $1,662,807) (a)                    $1,845,875
                                               ==========

------------
Percentages indicated are based on net assets of $1,842,223.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 356,388
                   Unrealized depreciation......................   (173,320)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 183,068
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS (98.4%):
Business Equipment & Services (0.9%):
     52     Computer Sciences Corp. (b)......  $    1,791
     92     Electronic Data Systems Corp. ...       1,696
     81     Office Depot, Inc. (b)...........       1,196
     33     R.R. Donnelley & Sons Co. .......         718
     74     SunGard Data Systems, Inc. (b)...       1,743
     67     Weatherford International Ltd.
              (b)............................       2,676
                                               ----------
                                                    9,820
                                               ----------
Capital Goods (4.5%):
    149     Boeing Co. ......................       4,916
    160     Caterpillar, Inc. ...............       7,298
    108     Cummins, Inc. ...................       3,044
     23     Deere & Co. .....................       1,055
     46     Emerson Electric Co. ............       2,339
     38     Illinois Tool Works, Inc. .......       2,465
     33     Johnson Controls, Inc. ..........       2,646
     69     Molex, Inc. .....................       1,590
    117     Navistar International Corp.
              (b)............................       2,844
    522     Tyco International Ltd. .........       8,916
    184     United Technologies Corp. .......      11,396
                                               ----------
                                                   48,509
                                               ----------
Consumer Durable (3.2%):
     65     Black & Decker Corp. ............       2,788
     33     Borg Warner, Inc. ...............       1,664
    104     Cooper Tire & Rubber Co. ........       1,595
     54     Danaher Corp. ...................       3,527
     99     Eastman Kodak Co. ...............       3,469
    270     Ford Motor Co. ..................       2,511
    105     General Motors Corp. ............       3,870
     45     Genuine Parts Co. ...............       1,386
     81     ITT Industries, Inc. ............       4,915
     40     Lear Corp. (b)...................       1,322
    119     Leggett & Platt, Inc. ...........       2,670
     92     Masco Corp. .....................       1,937
    114     Sherwin-Williams Co. ............       3,221
                                               ----------
                                                   34,875
                                               ----------
Consumer Non-Durable (3.3%):
     86     Adolph Coors Co., Class B........       5,267
     52     Bemis Co., Inc. .................       2,581
    308     Coca-Cola Enterprises, Inc. .....       6,689
     72     Fortune Brands, Inc. ............       3,349
     64     International Paper Co. .........       2,238
     31     Jones Apparel Group, Inc. (b)....       1,099
    322     McDonald's Corp. ................       5,178
     69     Newell Rubbermaid, Inc. .........       2,093
    101     Pactiv Corp. (b).................       2,208
    450     Tyson Foods, Inc., Class A.......       5,049
                                               ----------
                                                   35,751
                                               ----------
Consumer Services (8.0%):
  1,198     AOL Time Warner, Inc. (b)........      15,694
    112     Carnival Corp. ..................       2,794

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    164     Clear Channel Communications,
              Inc. (b).......................  $    6,116
    632     Comcast Corp., Class A (b).......      14,902
     70     Gannett Co., Inc. ...............       5,026
     31     Harrah's Entertainment, Inc.
              (b)............................       1,228
    109     Hilton Hotels Corp. .............       1,385
     83     Interpublic Group of Cos.,
              Inc. ..........................       1,169
     30     Knight-Ridder, Inc. .............       1,898
     53     Mandalay Resort Group (b)........       1,622
     62     Marriott International, Inc.,
              Class A........................       2,038
     56     Starwood Hotels & Resorts
              Worldwide, Inc. ...............       1,329
     83     Tribune Co. .....................       3,773
    490     Viacom, Inc., Class B (b)........      19,973
    524     Walt Disney Co. .................       8,546
                                               ----------
                                                   87,493
                                               ----------
Energy (12.5%):
     66     Anadarko Petroleum Corp. ........       3,161
     95     Apache Corp. ....................       5,414
    100     Baker Hughes, Inc. ..............       3,219
    136     Burlington Resources, Inc. ......       5,800
    254     ChevronTexaco Corp. .............      16,890
    172     Conocophillips...................       8,311
     41     Devon Energy Corp. ..............       1,882
    113     Equitable Resources, Inc. .......       3,960
  1,909     Exxon Mobil Corp. ...............      66,701
    571     Mirant Corp. (b).................       1,079
    121     Nabors Industries Ltd. (b).......       4,268
    108     Noble Corp. (b)..................       3,796
     94     Occidental Petroleum Corp. ......       2,674
    133     Pioneer Natural Resources Co.
              (b)............................       3,358
    121     Schlumberger Ltd. ...............       5,093
                                               ----------
                                                  135,606
                                               ----------
Financial Services (33.6%):
     43     ACE Ltd. ........................       1,262
    103     AFLAC, Inc. .....................       3,102
    166     Allstate Corp. ..................       6,140
     57     AMBAC Financial Group, Inc. .....       3,206
    682     American International Group,
              Inc. ..........................      39,446
     89     Aon Corp. .......................       1,672
    449     Bank of America Corp. ...........      31,237
    212     Bank of New York Co., Inc. ......       5,080
    132     BB&T Corp. ......................       4,883
     25     Bear Stearns Co., Inc. ..........       1,485
     79     Capital One Financial Corp. .....       2,348
     66     Charter One Financial, Inc. .....       1,900
  1,382     Citigroup, Inc. .................      48,634
     40     Countrywide Credit Industries,
              Inc. ..........................       2,066
     80     First Tennessee National
              Corp. .........................       2,875
    201     FleetBoston Financial Corp. .....       4,884
     65     Franklin Resources, Inc. ........       2,215

Continued

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       20
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    194     Freddie Mac......................  $   11,479
    144     Goldman Sachs Group, Inc. .......       9,806
     73     Hartford Financial Services
              Group, Inc. ...................       3,316
    121     Household International, Inc. ...       3,365
    145     Huntington Bancshares, Inc. .....       2,713
     79     John Hancock Financial Services,
              Inc. ..........................       2,204
    601     JP Morgan Chase & Co. ...........      14,424
    194     KeyCorp..........................       4,877
     35     Lehman Brothers Holdings,
              Inc. ..........................       1,865
     95     Lincoln National Corp. ..........       2,995
    117     Loews Corp. .....................       5,202
     92     Marshall & Ilsley Corp. .........       2,519
    390     MBNA Corp. ......................       7,418
    249     Merrill Lynch & Co., Inc. .......       9,450
    180     MetLife, Inc. ...................       4,867
    267     Morgan Stanley Dean Witter &
              Co. ...........................      10,659
    114     National City Corp. .............       3,114
     30     Northern Trust Corp. ............       1,052
    102     PNC Financial Services Group.....       4,274
    118     Principal Financial Group........       3,555
    183     Prudential Financial, Inc. ......       5,808
    153     Southtrust Corp. ................       3,802
    109     St. Paul Co., Inc. ..............       3,711
     49     State Street Corp. ..............       1,911
     77     Stilwell Financial, Inc. ........       1,006
     25     SunTrust Banks, Inc. ............       1,423
    273     Travelers Property Casualty Corp.
              Class B (b)....................       3,999
    640     U.S. Bancorp.....................      13,573
     98     Union Planters Corp. ............       2,758
    382     Wachovia Corp. ..................      13,931
    301     Washington Mutual, Inc. .........      10,394
    539     Wells Fargo & Co. ...............      25,263
     61     XL Capital, Ltd., Class A........       4,712
     58     Zions Bancorp....................       2,282
                                               ----------
                                                  366,162
                                               ----------
Health Care (2.3%):
     36     Aetna, Inc. .....................       1,480
     56     AmerisourceBergen Corp. .........       3,042
     46     Anthem, Inc. (b).................       2,894
     33     Bausch & Lomb, Inc. .............       1,188
     51     Becton, Dickinson & Co. .........       1,565
     39     Cigna Corp. .....................       1,604
     54     Genzyme Corp. (b)................       1,597
     67     Health Management Associates,
              Inc., Class A..................       1,199
    109     HealthSouth Corp. (b)............         458
    101     King Pharmaceuticals, Inc. (b)...       1,736

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     30     Manor Care, Inc. (b).............  $      558
     46     McKesson HBOC, Inc. .............       1,243
     27     Quest Diagnostics, Inc. (b)......       1,536
    131     Tenet Healthcare Corp. (b).......       2,148
     45     Wellpoint Health Networks, Inc.
              (b)............................       3,203
                                               ----------
                                                   25,451
                                               ----------
Multi-Industry (0.7%):
    222     Honeywell International, Inc. ...       5,317
     16     Minnesota Mining & Manufacturing
              Co. ...........................       1,943
                                               ----------
                                                    7,260
                                               ----------
Raw Materials (4.2%):
     63     Air Products and Chemicals,
              Inc. ..........................       2,693
    359     Alcoa, Inc. .....................       8,178
    246     Dow Chemical Co. ................       7,306
    305     Du Pont (EI) de Nemours & Co. ...      12,932
      3     Engelhard Corp. .................          67
    168     Meadwestvaco Corp. ..............       4,151
    124     Newmont Mining Corp. ............       3,600
     39     Praxair, Inc. ...................       2,253
    101     Temple-Inland, Inc. .............       4,526
                                               ----------
                                                   45,706
                                               ----------
Real Estate Investment Trust (0.8%):
    202     Equity Office Properties Trust...       5,045
     93     Simon Property Group, Inc. ......       3,169
                                               ----------
                                                    8,214
                                               ----------
Retail (4.2%):
     57     Albertson's, Inc. ...............       1,269
     88     Best Buy Co., Inc. (b)...........       2,125
    101     Costco Wholesale Corp. (b).......       2,834
    109     CVS Corp. .......................       2,722
     59     Federated Department Stores, Inc.
              (b)............................       1,697
    607     Home Depot, Inc. ................      14,543
     69     J.C. Penney, Inc. ...............       1,588
    179     Kroger Co. (b)...................       2,766
    186     Limited, Inc. ...................       2,591
     73     May Department Stores Co. .......       1,666
    112     Nike, Inc., Class B..............       4,980
     69     Safeway, Inc. (b)................       1,612
     76     Sears Roebuck & Co. .............       1,820
     69     Staples, Inc. (b)................       1,263
    274     Toys "R" Us, Inc. (b)............       2,740
                                               ----------
                                                   46,216
                                               ----------
Shelter (0.4%):
     44     Centex Corp. ....................       2,209
     45     Pulte Corp. .....................       2,154
                                               ----------
                                                    4,363
                                               ----------

Continued

ONE GROUP LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       21

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
 Technology (8.3%):
  1,220     ADC Telecommunications, Inc.
              (b)............................  $    2,550
     73     Agilent Technologies, Inc. (b)...       1,311
    208     Apple Computer, Inc. (b).........       2,976
    174     Autodesk, Inc. ..................       2,488
    166     BMC Software, Inc. (b)...........       2,840
    241     Comverse Technology, Inc. (b)....       2,415
    626     EMC Corp. (b)....................       3,844
     30     General Dynamics Corp. ..........       2,385
    923     Hewlett-Packard Co. .............      16,022
     64     Intel Corp. .....................         996
     64     Jabil Circuit, Inc. (b)..........       1,147
    188     Lockheed Martin Corp. ...........      10,852
    175     Micron Technology, Inc. (b)......       1,705
    595     Motorola, Inc. ..................       5,147
     86     Northrop Grumman Corp. ..........       8,377
     66     Novellus Systems, Inc. (b).......       1,852
    688     Parametric Technology Corp.
              (b)............................       1,734
    176     PeopleSoft, Inc. (b).............       3,221
    204     Raytheon Co. ....................       6,286
    163     Solectron Corp. (b)..............         579
    659     Sun Microsystems, Inc. (b).......       2,049
     85     Teradyne, Inc. (b)...............       1,111
    324     Texas Instruments, Inc. .........       4,863
    113     Veritas Software Corp. (b).......       1,765
    204     Xerox Corp. (b)..................       1,642
                                               ----------
                                                   90,157
                                               ----------
Transportation (1.5%):
     83     Canadian National Railway Co. ...       3,467
     72     FedEx Corp. .....................       3,904
    196     Norfolk Southern Corp. ..........       3,919
    206     Southwest Airlines Co. ..........       2,863
     36     Union Pacific Corp. .............       2,155
                                               ----------
                                                   16,308
                                               ----------

 SHARES           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities (10.0%):
    211     Allegheny Energy, Inc. ..........  $    1,596
    120     Alltel Corp. ....................       6,120
     81     Ameren Corp. ....................       3,367
    207     AT&T Corp. ......................       5,410
    694     AT&T Wireless Services, Inc.
              (b)............................       3,921
    513     BellSouth Corp. .................      13,258
    301     Calpine Corp. (b)................         981
    123     CenturyTel, Inc. ................       3,614
     61     Cinergy Corp. ...................       2,057
     81     Constellation Energy Group,
              Inc. ..........................       2,253
    159     Dominion Resources, Inc. ........       8,729
     43     DTE Energy Co. ..................       1,995
     46     Duke Energy Corp. ...............         908
    184     Edison International, Inc. (b)...       2,180
    108     Entergy Corp. ...................       4,924
    127     Exelon Corp. ....................       6,702
     41     FPL Group, Inc. .................       2,465
    200     NiSource, Inc. ..................       4,000
     40     Pinnacle West Capital Corp. .....       1,362
     91     Progress Energy, Inc. ...........       3,945
     84     Public Service Enterprise Group,
              Inc. ..........................       2,693
    905     SBC Communications, Inc. ........      24,536
     87     Wisconsin Energy Corp. ..........       2,192
                                               ----------
                                                  109,208
                                               ----------
  Total Common Stocks                           1,071,099
                                               ----------
INVESTMENT COMPANIES (2.2%):
 24,282     One Group Prime Money Market,
              Class I........................      24,282
                                               ----------
  Total Investment Companies                       24,282
                                               ----------
Total (Cost $1,191,123)(a)                     $1,095,381
                                               ==========

------------
Percentages indicated are based on net assets of $1,088,998.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  91,161
                   Unrealized depreciation......................   (186,903)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (95,742)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                       22
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS (93.5%):
Business Equipment & Services (1.2%):
     85     Automatic Data Processing, Inc. ...  $  3,336
     60     Pitney Bowes, Inc. ................     1,960
                                                 --------
                                                    5,296
                                                 --------
Capital Goods (7.8%):
    100     Boeing Co. ........................     3,299
     50     Diebold, Inc. .....................     2,061
    650     General Electric Co. ..............    15,827
     50     Illinois Tool Works, Inc. .........     3,243
     40     Johnson Controls, Inc. ............     3,207
    100     United Technologies Corp. .........     6,194
                                                 --------
                                                   33,831
                                                 --------
Consumer Durable (1.7%):
     70     Black & Decker Corp. ..............     3,002
     75     Sherwin-Williams Co. ..............     2,119
     70     Stanley Works......................     2,421
                                                 --------
                                                    7,542
                                                 --------
Consumer Non-Durable (10.7%):
    215     Coca-Cola Co. .....................     9,421
     70     Colgate Palmolive Co. .............     3,670
    125     ConAgra Foods, Inc. ...............     3,126
     50     Estee Lauder Cos., Class A.........     1,320
     85     Gillette Co. ......................     2,581
     90     Kimberly-Clark Corp. ..............     4,272
     65     Kraft Foods, Inc. .................     2,530
    146     PepsiCo, Inc. .....................     6,164
    160     Philip Morris Co. .................     6,485
     75     Proctor & Gamble Co. ..............     6,446
                                                 --------
                                                   46,015
                                                 --------
Consumer Services (2.5%):
     50     Gannett Co., Inc. .................     3,590
     60     McGraw-Hill Co., Inc. .............     3,626
     20     Omnicom Group, Inc. ...............     1,292
    150     Walt Disney Co. ...................     2,447
                                                 --------
                                                   10,955
                                                 --------
Energy (8.0%):
     40     Anadarko Petroleum Corp. ..........     1,916
     73     ChevronTexaco Corp. ...............     4,863
     43     Conocophillips.....................     2,068
    525     Exxon Mobil Corp. .................    18,343
    125     Royal Dutch Petroleum Co. .........     5,503
     40     Schlumberger Ltd. .................     1,684
                                                 --------
                                                   34,377
                                                 --------
Financial Services (20.2%):
    100     AFLAC, Inc. .......................     3,012
     70     Allstate Corp. ....................     2,589
    110     American Express Co. ..............     3,889

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     25     American International Group,
              Inc. ............................  $  1,446
    170     Bank of America Corp. .............    11,827
     60     Cincinnati Financial Corp. ........     2,253
    365     Citigroup, Inc. ...................    12,843
    120     Fannie Mae.........................     7,720
     75     First Tennessee National Corp. ....     2,696
    175     JP Morgan Chase & Co. .............     4,200
    100     Marsh & McLennan Co. ..............     4,621
    150     MBNA Corp. ........................     2,853
     90     Merrill Lynch & Co., Inc. .........     3,416
     70     Morgan Stanley Dean Witter &
              Co. .............................     2,794
    125     Southtrust Corp. ..................     3,106
    225     U.S. Bancorp.......................     4,775
    100     Washington Mutual, Inc. ...........     3,453
    200     Wells Fargo & Co. .................     9,374
                                                 --------
                                                   86,867
                                                 --------
Health Care (13.6%):
     90     Abbott Laboratories................     3,600
     20     Allergan, Inc. ....................     1,152
    170     Baxter International, Inc. ........     4,760
    175     Bristol-Myers Squibb Co. ..........     4,051
     60     Eli Lilly & Co. ...................     3,810
     90     Johnson & Johnson..................     4,834
     90     Medtronic, Inc. ...................     4,104
    125     Merck & Co., Inc. .................     7,076
    500     Pfizer, Inc. ......................    15,286
    135     Schering-Plough Corp. .............     2,997
    185     Wyeth..............................     6,919
                                                 --------
                                                   58,589
                                                 --------
Multi-Industry (2.4%):
     90     Honeywell International, Inc. .....     2,160
     65     Minnesota Mining & Manufacturing
              Co. .............................     8,015
                                                 --------
                                                   10,175
                                                 --------
Raw Materials (2.3%):
     60     Air Products and Chemicals,
              Inc. ............................     2,565
     80     Alcoa, Inc. .......................     1,822
    125     Dow Chemical Co. ..................     3,713
     40     PPG Industries, Inc. ..............     2,006
                                                 --------
                                                   10,106
                                                 --------
Real Estate Investment Trust (5.9%):
     55     AMB Property Corp. ................     1,505
    100     Archstone-Smith Trust..............     2,354
     85     Carramerica Realty Corp. ..........     2,129
     50     Colonial Properties Trust..........     1,697
    105     Developers Diversified Realty
              Corp. ...........................     2,309
     95     Duke Realty Investments, Inc. .....     2,417

Continued

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       23

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Real Estate Investment Trust, continued:
     90     Equity Office Properties Trust.....  $  2,248
     90     Equity Residential Properties
              Trust............................     2,212
     50     Public Storage, Inc. ..............     1,616
     60     Reckson Associates Realty Corp. ...     1,263
     65     Simon Property Group, Inc. ........     2,215
     50     SL Green Realty Corp. .............     1,580
     48     Vornado Realty Trust...............     1,767
                                                 --------
                                                   25,312
                                                 --------
Retail (6.7%):
     90     Albertson's, Inc. .................     2,003
    175     Home Depot, Inc. ..................     4,193
     30     Nike, Inc., Class B................     1,334
    125     Target Corp. ......................     3,750
    275     Wal-Mart Stores, Inc. .............    13,890
    130     Walgreen Co. ......................     3,795
                                                 --------
                                                   28,965
                                                 --------
Technology (3.1%):
    125     Hewlett-Packard Co. ...............     2,170
    125     IBM Corp. .........................     9,687
     60     Intel Corp. .......................       934
     50     Texas Instruments, Inc. ...........       751
                                                 --------
                                                   13,542
                                                 --------
Transportation (0.6%):
     60     Canadian National Railway Co. .....     2,494
                                                 --------
Utilities (6.8%):
     75     American Electric Power Co.,
              Inc. ............................     2,050
    110     BellSouth Corp. ...................     2,846
     65     CenturyTel, Inc. ..................     1,910
     40     Dominion Resources, Inc. ..........     2,196
     90     Entergy Corp. .....................     4,103
     70     Pinnacle West Capital Corp. .......     2,386
    265     SBC Communications, Inc. ..........     7,184
    175     Verizon Communications.............     6,781
                                                 --------
                                                   29,456
                                                 --------
  Total Common Stocks                             403,522
                                                 --------
PREFERRED STOCKS (0.6%):
Insurance (0.6%):
     40     ST Paul Companies Inc..............     2,609
                                                 --------
  Total Preferred Stocks                            2,609
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CONVERTIBLE BONDS (0.7%):
Consumer Services (0.7%):
  $  40     Tribune Co., 0.00%, 5/15/29........  $  2,960
                                                 --------
  Total Convertible Bonds                           2,960
                                                 --------
CONVERTIBLE PREFERRED STOCKS (4.1%):
Business Equipment & Services (0.3%):
     50     Electronic Data Systems, Inc.,
              7.63%............................     1,096
                                                 --------
Consumer Durable (0.5%):
      0     General Motors, Series B, 5.25%....         0
    100     General Motors, Series B, 5.25%....     2,310
                                                 --------
Energy (0.8%):
    150     Duke Energy Corp., 8.25%...........     2,387
     50     El Paso Energy Capital, 4.75%......       910
                                                 --------
                                                    3,297
                                                 --------
Financial Services (1.6%):
     40     Metlife Capital Trust, 8.00%.......     3,289
     70     Prudential Financial, Inc.,
              6.75%............................     3,819
                                                 --------
                                                    7,108
                                                 --------
Raw Materials (0.5%):
     50     Temple-Inland, Inc., 7.50%.........     2,270
                                                 --------
Technology (0.4%):
     55     Motorola, Inc., 7.00%..............     1,760
                                                 --------
  Total Convertible Preferred Stocks               17,841
                                                 --------
INVESTMENT COMPANIES (1.1%):
  4,865     One Group Prime Money Market, Class
              I................................     4,865
                                                 --------
  Total Investment Companies                        4,865
                                                 --------
REPURCHASE AGREEMENTS (0.1%):
  $ 283     State Street Bank and Trust, 1.00%,
              1/2/03 (Proceeds at maturity
              $283, collateralized by various
              U.S. Government securities)......       283
                                                 --------
  Total Repurchase Agreements                         283
                                                 --------
Total (Cost $269,310)(a)                         $432,080
                                                 ========

Continued

ONE GROUP EQUITY INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       24
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

------------
Percentages indicated are based on net assets of $431,748.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $180,293
                   Unrealized depreciation......................   (17,523)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $162,770
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS (98.0%):
Business Equipment & Services (2.1%):
     259    Automatic Data Processing,
              Inc. .........................  $   10,168
     366    Paychex, Inc. ..................      10,203
     141    Pitney Bowes, Inc. .............       4,599
     228    Weatherford International Ltd.
              (b)...........................       9,110
                                              ----------
                                                  34,080
                                              ----------
Capital Goods (6.4%):
     166    Boeing Co. .....................       5,476
     157    Cooper Cameron Corp. (b)........       7,824
     333    Crane Co. ......................       6,636
     166    Diebold, Inc. ..................       6,846
   1,714    General Electric Co. ...........      41,739
     222    Johnson Controls, Inc. .........      17,826
     165    SPX Corp. (b)...................       6,186
     562    Tyco International Ltd. ........       9,594
                                              ----------
                                                 102,127
                                              ----------
Consumer Durable (2.5%):
     435    Dana Corp. .....................       5,119
     141    Danaher Corp. ..................       9,251
      88    Eaton Corp. ....................       6,878
     284    General Motors Corp. ...........      10,469
     251    Lear Corp. (b)..................       8,337
                                              ----------
                                                  40,054
                                              ----------
Consumer Non-Durable (8.1%):
     670    Coca-Cola Co. ..................      29,369
     293    Dole Food Co., Inc. ............       9,536
     285    Interstate Bakeries Corp. ......       4,347
     170    Kimberly-Clark Corp. ...........       8,058
     174    Kraft Foods, Inc. ..............       6,772
     244    Pepsi Bottling Group, Inc. .....       6,276
     702    Philip Morris Co. ..............      28,472
     157    Proctor & Gamble Co. ...........      13,460
     452    Sysco Corp. ....................      13,464
     771    Tyson Foods, Inc., Class A......       8,656
                                              ----------
                                                 128,410
                                              ----------
Consumer Services (5.7%):
   1,219    AOL Time Warner, Inc. (b).......      15,968
     250    Clear Channel Communications,
              Inc. (b)......................       9,336
     119    Comcast Corp., Class A (b)......       2,815
     338    Comcast Corp., Special Class A
              (b)...........................       7,625
     193    Omnicom Group, Inc. ............      12,476
     649    Viacom, Inc., Class B (b).......      26,452
     460    Walt Disney Co. ................       7,502
     374    Yum! Brands, Inc. (b)...........       9,053
                                              ----------
                                                  91,227
                                              ----------
Energy (4.7%):
     198    ChevronTexaco Corp. ............      13,137
   1,420    Exxon Mobil Corp. ..............      49,602

 SHARES           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy, continued:
     288    Murphy Oil Corp. ...............  $   12,340
                                              ----------
                                                  75,079
                                              ----------
Financial Services (20.4%):
     382    American Express Co. ...........      13,518
     643    American International Group,
              Inc. .........................      37,215
     431    Bank of America Corp. ..........      29,964
     165    BB&T Corp. .....................       6,101
     345    Charter One Financial, Inc. ....       9,907
   1,289    Citigroup, Inc. ................      45,363
     104    Countrywide Credit Industries,
              Inc. .........................       5,354
     343    FleetBoston Financial Corp. ....       8,338
     592    Freddie Mac.....................      34,952
     269    Hartford Financial Services
              Group, Inc. ..................      12,236
     677    JP Morgan Chase & Co. ..........      16,238
     166    Lincoln National Corp. .........       5,227
     382    Marsh & McLennan Co. ...........      17,661
     805    MBNA Corp. .....................      15,312
     430    Morgan Stanley Dean Witter &
              Co. ..........................      17,154
     669    Providian Financial Corp. (b)...       4,343
     372    Southtrust Corp. ...............       9,251
     333    Wachovia Corp. .................      12,131
     458    Wells Fargo & Co. ..............      21,453
                                              ----------
                                                 321,718
                                              ----------
Health Care (13.9%):
     350    Amgen, Inc. (b).................      16,926
     349    Baxter International, Inc. .....       9,770
     596    Bristol-Myers Squibb Co. .......      13,788
     297    Eli Lilly & Co. ................      18,843
     175    Guidant Corp. (b)...............       5,386
     287    Johnson & Johnson...............      15,424
     279    MedImmune, Inc. (b).............       7,571
     446    Medtronic, Inc. ................      20,350
     385    Merck & Co., Inc. ..............      21,821
   1,305    Pfizer, Inc. ...................      39,892
     377    Pharmacia Corp. ................      15,741
     423    Schering-Plough Corp. ..........       9,394
     394    Waters Corp. (b)................       8,581
     444    Wyeth...........................      16,603
                                              ----------
                                                 220,090
                                              ----------
Multi-Industry (2.1%):
     507    Honeywell International,
              Inc. .........................      12,170
     176    Minnesota Mining & Manufacturing
              Co. ..........................      21,716
                                              ----------
                                                  33,886
                                              ----------
Raw Materials (2.5%):
     575    Alcoa, Inc. ....................      13,094
     237    Cabot Corp. ....................       6,283
     540    Crompton Corp. .................       3,215

Continued

ONE GROUP DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       26
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     235    Sigma-Aldrich Corp. ............  $   11,428
     111    Temple-Inland, Inc. ............       4,986
                                              ----------
                                                  39,006
                                              ----------
Retail (6.7%):
     247    Bed Bath & Beyond, Inc. (b).....       8,545
     394    Brinker International, Inc.
              (b)...........................      12,695
     484    Home Depot, Inc. ...............      11,595
     578    Limited, Inc. ..................       8,052
     342    Target Corp. ...................      10,255
     812    Wal-Mart Stores, Inc. ..........      41,012
     497    Walgreen Co. ...................      14,506
                                              ----------
                                                 106,660
                                              ----------
Shelter (0.4%):
     200    Pentair, Inc. ..................       6,912
                                              ----------
Technology (14.0%):
     684    Applied Materials, Inc. (b).....       8,916
   1,212    Cisco Systems, Inc. (b).........      15,882
     431    Comverse Technology, Inc. (b)...       4,319
     469    Dell Computer Corp. (b).........      12,543
      82    Electronic Arts, Inc. (b).......       4,061
     418    Hewlett-Packard Co. ............       7,262
     333    IBM Corp. ......................      25,792
   1,528    Intel Corp. ....................      23,794
     233    Linear Technology Corp. ........       5,985
   1,138    Microsoft Corp. (b).............      58,855
     447    Motorola, Inc. .................       3,868
      64    Northrop Grumman Corp. .........       6,236
     855    Oracle Corp. (b)................       9,230

 SHARES           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     285    Qualcomm, Inc. (b)..............  $   10,381
     314    Symantec Corp. (b)..............      12,732
     423    Texas Instruments, Inc. ........       6,344
     268    Xilinx, Inc. (b)................       5,528
                                              ----------
                                                 221,728
                                              ----------
Transportation (1.4%):
     131    Canadian National Railway
              Co. ..........................       5,451
     259    United Parcel Service, Inc.,
              Class B.......................      16,330
                                              ----------
                                                  21,781
                                              ----------
Utilities (7.1%):
      72    AT&T Corp. .....................       1,867
     490    BellSouth Corp. ................      12,680
     247    CenturyTel, Inc. ...............       7,262
     357    Energy East Corp. ..............       7,880
     314    FPL Group, Inc. ................      18,851
     221    Kinder Morgan, Inc. ............       9,329
     483    Pinnacle West Capital Corp. ....      16,452
     800    SBC Communications, Inc. .......      21,691
     416    Verizon Communications..........      16,106
                                              ----------
                                                 112,118
                                              ----------
  Total Common Stocks                          1,554,876
                                              ----------
INVESTMENT COMPANIES (2.2%):
  35,465    One Group Prime Money Market,
              Class I.......................      35,465
                                              ----------
  Total Investment Companies                      35,465
                                              ----------
Total (Cost $1,691,565)(a)                    $1,590,341
                                              ==========

------------
Percentages indicated are based on net assets of $1,586,773.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 215,182
                   Unrealized depreciation......................   (316,406)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(101,224)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
ASSET BACKED SECURITIES (3.4%):
 $ 1,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A5,
              6.06%, 6/15/06..................  $  1,002
   1,080    Contimortgage Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.58%, 12/15/18.................     1,100
     391    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F, 6.16%,
              4/15/08.........................       404
     204    EQCC Home Equity Loan Trust,
              Series 97-2, Class A7, 6.89%,
              2/15/20.........................       209
     514    EQCC Home Equity Loan Trust,
              Series 98-2, Class A4F, 6.33%,
              1/15/22.........................       522
     345    Fleetwood Credit Corp., Grantor
              Trust, Series 97-B, Class A,
              6.40%, 5/15/13..................       357
     142    Green Tree Recreational, Equipment
              and Consulting, Series 98-B,
              Class A5, 6.10%, 12/15/13.......       143
     163    Green Tree Recreational, Equipment
              and Consulting, Series 97-D,
              Class A1, 6.90%, 3/15/29........       169
   1,582    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 00-1,
              Class A2, 7.14%, 3/15/06........     1,628
   2,400    Household Automotive Trust, Series
              00-1, Class A4, 7.48%,
              12/18/06........................     2,510
     101    Key Auto Finance Trust, Series
              99-1 Class A4, 5.83%, 1/15/07...       102
     552    SLM Student Loan Trust, Series
              99-1, Class A1T, 2.09%,
              4/25/08*........................       554
     242    The Money Store Home Equity Trust,
              Series 96-B, Class A8, 7.91%,
              5/15/24.........................       248
     400    The Money Store Home Equity Trust,
              Series 96-A, Class A8, 7.66%,
              8/15/26.........................       408
   1,844    Union Acceptance Corp., Series
              98-B, Class A5, 6.02%, 1/9/06...     1,847
                                                --------
  Total Asset Backed Securities                   11,203
                                                --------
COMMON STOCKS (60.1%):
Business Equipment & Services (1.3%):
      33    Automatic Data Processing,
              Inc. ...........................     1,313
      47    Paychex, Inc. ....................     1,318
      18    Pitney Bowes, Inc. ...............       594
      29    Weatherford International Ltd.
              (b).............................     1,177
                                                --------
                                                   4,402
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Capital Goods (4.0%):
      21    Boeing Co. .......................  $    708
      20    Cooper Cameron Corp. (b)..........     1,010
      43    Crane Co. ........................       857
      21    Diebold, Inc. ....................       885
     221    General Electric Co. .............     5,391
      29    Johnson Controls, Inc. ...........     2,303
      21    SPX Corp. (b).....................       798
      73    Tyco International Ltd. ..........     1,251
                                                --------
                                                  13,203
                                                --------
Consumer Durable (1.5%):
      56    Dana Corp. .......................       661
      18    Danaher Corp. ....................     1,195
      11    Eaton Corp. ......................       888
      37    General Motors Corp. .............     1,352
      32    Lear Corp. (b)....................     1,077
                                                --------
                                                   5,173
                                                --------
Consumer Non-Durable (5.0%):
      87    Coca-Cola Co. ....................     3,792
      38    Dole Food Co., Inc. ..............     1,232
      37    Interstate Bakeries Corp. ........       561
      22    Kimberly-Clark Corp. .............     1,040
      22    Kraft Foods, Inc. ................       874
      32    Pepsi Bottling Group, Inc. .......       811
      91    Philip Morris Co. ................     3,676
      20    Proctor & Gamble Co. .............     1,739
      58    Sysco Corp. ......................     1,739
     100    Tyson Foods, Inc., Class A........     1,118
                                                --------
                                                  16,582
                                                --------
Consumer Services (3.5%):
     157    AOL Time Warner, Inc. (b).........     2,062
      32    Clear Channel Communications, Inc.
              (b).............................     1,206
      15    Comcast Corp., Class A (b)........       361
      44    Comcast Corp., Special Class A
              (b).............................       984
      25    Omnicom Group, Inc. ..............     1,611
      84    Viacom, Inc., Class B (b).........     3,417
      59    Walt Disney Co. ..................       969
      48    Yum! Brands, Inc. (b).............     1,169
                                                --------
                                                  11,779
                                                --------
Energy (2.9%):
      26    ChevronTexaco Corp. ..............     1,697
     183    Exxon Mobil Corp. ................     6,407

Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       28
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
      37    Murphy Oil Corp. .................  $  1,594
                                                --------
                                                   9,698
                                                --------
Financial Services (12.5%):
      49    American Express Co. .............     1,746
      83    American International Group,
              Inc. ...........................     4,806
      56    Bank of America Corp. ............     3,869
      21    BB&T Corp. .......................       788
      45    Charter One Financial, Inc. ......     1,279
     166    Citigroup, Inc. ..................     5,858
      14    Countrywide Credit Industries,
              Inc. ...........................       704
      44    FleetBoston Financial Corp. ......     1,077
      76    Freddie Mac.......................     4,514
      35    Hartford Financial Services Group,
              Inc. ...........................     1,580
      87    JP Morgan Chase & Co. ............     2,097
      21    Lincoln National Corp. ...........       675
      49    Marsh & McLennan Co. .............     2,280
     104    MBNA Corp. .......................     1,978
      55    Morgan Stanley Dean Witter &
              Co. ............................     2,215
      86    Providian Financial Corp. (b).....       561
      48    Southtrust Corp. .................     1,195
      43    Wachovia Corp. ...................     1,567
      59    Wells Fargo & Co. ................     2,770
                                                --------
                                                  41,559
                                                --------
Health Care (8.5%):
      45    Amgen, Inc. (b)...................     2,186
      45    Baxter International, Inc. .......     1,262
      77    Bristol-Myers Squibb Co. .........     1,781
      38    Eli Lilly & Co. ..................     2,436
      23    Guidant Corp. (b).................       695
      37    Johnson & Johnson.................     1,992
      36    MedImmune, Inc. (b)...............       978
      58    Medtronic, Inc. ..................     2,628
      50    Merck & Co., Inc. ................     2,819
     169    Pfizer, Inc. .....................     5,152
      49    Pharmacia Corp. ..................     2,033
      55    Schering-Plough Corp. ............     1,213
      51    Waters Corp. (b)..................     1,108
      57    Wyeth.............................     2,144
                                                --------
                                                  28,427
                                                --------
Multi-Industry (1.3%):
      66    Honeywell International, Inc. ....     1,572
      23    Minnesota Mining & Manufacturing
              Co. ............................     2,805
                                                --------
                                                   4,377
                                                --------
Raw Materials (1.5%):
      74    Alcoa, Inc. ......................     1,691

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      31    Cabot Corp. ......................  $    812
       0    Cabot Microelectronics Corp.
              (b).............................         0
      70    Crompton Corp. ...................       415
      30    Sigma-Aldrich Corp. ..............     1,476
      14    Temple-Inland, Inc. ..............       644
                                                --------
                                                   5,038
                                                --------
Retail (4.1%):
      32    Bed Bath & Beyond, Inc. (b).......     1,103
      51    Brinker International, Inc. (b)...     1,640
      63    Home Depot, Inc. .................     1,498
      75    Limited, Inc. ....................     1,040
      44    Target Corp. .....................     1,324
     105    Wal-Mart Stores, Inc. ............     5,296
      64    Walgreen Co. .....................     1,873
                                                --------
                                                  13,774
                                                --------
Shelter (0.3%):
      26    Pentair, Inc. ....................       892
                                                --------
Technology (8.6%):
      88    Applied Materials, Inc. (b).......     1,152
       0    Avaya, Inc. (b)...................         0
     157    Cisco Systems, Inc. (b)...........     2,051
      56    Comverse Technology, Inc. (b).....       558
      61    Dell Computer Corp. (b)...........     1,620
      11    Electronic Arts, Inc. (b).........       524
      54    Hewlett-Packard Co. ..............       938
      43    IBM Corp. ........................     3,330
     197    Intel Corp. ......................     3,073
      30    Linear Technology Corp. ..........       773
     147    Microsoft Corp. (b)...............     7,600
      58    Motorola, Inc. ...................       500
       8    Northrop Grumman Corp. ...........       805
     110    Oracle Corp. (b)..................     1,192
      37    Qualcomm, Inc. (b)................     1,341
      41    Symantec Corp. (b)................     1,644
      55    Texas Instruments, Inc. ..........       819
      35    Xilinx, Inc. (b)..................       714
                                                --------
                                                  28,634
                                                --------
Transportation (0.8%):
      17    Canadian National Railway Co. ....       704
      33    United Parcel Service, Inc., Class
              B...............................     2,109
                                                --------
                                                   2,813
                                                --------
Utilities (4.3%):
       9    AT&T Corp. .......................       247
      63    BellSouth Corp. ..................     1,638
      32    CenturyTel, Inc. .................       938
      46    Energy East Corp. ................     1,018
      41    FPL Group, Inc. ..................     2,435

Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       29

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      29    Kinder Morgan, Inc. ..............  $  1,205
      62    Pinnacle West Capital Corp. ......     2,125
     103    SBC Communications, Inc. .........     2,800
      54    Verizon Communications............     2,080
                                                --------
                                                  14,486
                                                --------
  Total Common Stocks                            200,837
                                                --------
CORPORATE BONDS (14.0%):
Airlines (0.5%):
 $   130    Continental Airlines, Inc., 7.06%,
              9/15/09.........................       116
   1,963    United Airlines, 7.19%, 4/1/11....     1,510
                                                --------
                                                   1,626
                                                --------
Banking, Finance & Insurance (7.3%):
     800    Bank of America Corp., 7.80%,
              2/15/10.........................       953
     500    Boeing Capital Corp., 7.10%,
              9/27/05.........................       542
   1,000    Capital One Auto Finance Trust,
              3.44%, 6/15/09..................     1,024
     750    Capital One Bank Co., 6.88%,
              2/1/06..........................       726
     300    CIT Group, Inc., 6.88%, 2/16/05...       315
     450    CIT Group, Inc., 6.50%, 2/7/06....       474
     800    Citigroup Inc., 7.25%, 10/1/10....       930
   1,600    Credit Suisse First Boston USA,
              Inc., 6.50%, 1/15/12............     1,713
     250    Dow Capital BV, 8.50%, 6/8/10,
              Putable 6/8/05 @ 100............       294
   2,200    First Hawaiian, Inc., Series A,
              6.93%, 12/1/03 (b)..............     2,286
     440    Fleet Financial Group, 7.38%,
              12/1/09.........................       504
   1,800    Ford Motor Credit Co., 7.38%,
              2/1/11..........................     1,753
     500    General Electric Capital Corp.,
              8.63%, 6/15/08..................       615
     550    General Electric Capital Corp.,
              5.88%, 2/15/12..................       589
   1,000    GMAC, 7.25%, 3/2/11...............     1,021
   2,000    Goldman Sachs Group, Inc., 7.20%,
              3/1/07 (b)......................     2,236
   1,500    Household Finance Corp., 8.00%,
              7/15/10.........................     1,697
     580    JP Morgan & Co., 6.25%, 1/15/09...       621
     450    Lehman Brothers Holdings, Inc.,
              6.63%, 1/18/12..................       499
   1,800    Morgan Stanley Dean Witter and
              Co., 6.75%, 4/15/11.............     2,003

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,000    National Rural Utilities, 6.00%,
              5/15/06.........................  $  1,092
     250    News America, Inc., 6.75%,
              1/9/38..........................       256
   2,000    Nynex Capital Funding, 8.23%,
              10/15/09........................     2,341
     332    Residential Funding Mortgage
              Securities, Series 96-S3, Class
              A5, 7.25%, 1/25/26..............       338
                                                --------
                                                  24,822
                                                --------
Cable Television (0.1%):
     300    Cox Communications, Inc., 7.75%,
              11/1/10.........................       342
                                                --------
Capital Goods (0.1%):
     300    Tyco International Group, 6.25%,
              6/15/03.........................       298
                                                --------
Consumer Durable (0.9%):
   1,200    DaimlerChrysler NA Holdings Corp.,
              7.20%, 9/1/09...................     1,336
   1,500    General Motors Corp., 7.20%,
              1/15/11.........................     1,508
                                                --------
                                                   2,844
                                                --------
Consumer Services (0.7%):
   1,067    Rental Car Finance, 6.45%, 8/25/05
              (b).............................     1,082
   1,050    Time Warner, Inc., 9.13%,
              1/15/13.........................     1,234
                                                --------
                                                   2,316
                                                --------
Energy (1.4%):
     500    Constellation Energy Group, 6.35%,
              4/1/07..........................       526
     350    Dominion Resources, Inc., 6.25%,
              6/30/12.........................       372
     400    DTE Energy Co., 6.65%, 4/15/09....       443
   1,250    Occidental Petroleum Corp., 9.25%,
              8/1/19..........................     1,641
   1,400    Union Pacific Co., 6.65%,
              1/15/11.........................     1,579
                                                --------
                                                   4,561
                                                --------
Railroads (0.1%):
     350    Norfolk Southern, 7.05%, 5/1/37...       394
                                                --------
Retail (0.8%):
   1,000    Albertson's, Inc., 6.95%,
              8/1/09..........................     1,111
   1,400    Kroger Co., 8.05%, 2/1/10.........     1,647
                                                --------
                                                   2,758
                                                --------

Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       30
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications (0.6%):
 $   360    British Telecom, 8.38%,
              12/15/10........................  $    432
     300    Comcast Cable Communications,
              8.38%, 5/1/07...................       337
     270    Deutsche Telekom, 8.00%, 6/15/10..       311
     360    France Telecom, 9.25%, 3/1/11.....       417
     500    Sprint Capital Corp., 6.00%,
              1/15/07.........................       474
                                                --------
                                                   1,971
                                                --------
Utilities (1.5%):
     375    Columbia Gas System, 6.80%,
              11/28/05........................       389
   1,600    Exelon Corp, 6.75%, 5/1/11........     1,755
   2,500    Hydro Quebec, 6.52%, 2/23/06......     2,792
                                                --------
                                                   4,936
                                                --------
  Total Corporate Bonds                           46,868
                                                --------
U.S. GOVERNMENT AGENCY SECURITIES (0.5%):
Fannie Mae (0.5%):
   1,350    6.25%, 2/1/11.....................     1,513
                                                --------
  Total U.S. Government Agency Securities          1,513
                                                --------
U.S. GOVERNMENT AGENCY MORTGAGES (13.0%):
Fannie Mae (6.2%):
   2,818    7.24%, 10/1/03, Pool #73712.......     2,859
     166    8.15%, 4/25/06, Series 91-37,
              Class H.........................       171
   1,051    6.94%, 12/1/06, Pool #73798.......     1,175
     130    7.00%, 9/1/07, Pool #185265.......       138
     847    6.79%, 11/1/07, Pool #313832......       944
   1,242    6.53%, 12/1/07, Pool #375568......     1,390
     711    8.30%, 10/25/08, Series 93-197,
              Class SC, IF*...................       777
     423    7.50%, 8/1/09, Pool #292020.......       451
     255    6.50%, 5/1/11, Pool #337195.......       270
     748    6.50%, 4/1/13, Pool #414513.......       793
     411    7.00%, 6/1/13, Pool #427488.......       437
   1,572    6.50%, 6/25/13, Series 94-1, Class
              K...............................     1,660
   1,224    6.00%, 1/1/14, Pool #440777.......     1,286
   1,000    6.00%, 9/25/14, Series 01-71,
              Class QC........................     1,047
   1,388    5.50%, 3/15/15, Series 2368, Class
              OE..............................     1,464
     455    8.50%, 11/1/18, Pool #313280......       497
     188    8.50%, 1/25/20, Series 90-7, Class
              B...............................       209
      93    9.50%, 4/25/20, Series 90-35,
              Class E.........................       104

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   167    7.00%, 7/25/20, Series 90-76,
              Class G.........................  $    180
     407    8.50%, 9/25/20, Series 90-106,
              Class J.........................       451
      87    8.00%, 7/25/21, Series 91-73,
              Class A.........................        95
      21    5.76%, 8/25/21, Series 93-38,
              Class V.........................        21
     382    7.00%, 9/15/21, Series 1559.......       383
     694    7.50%, 7/25/22, Series G92-35,
              Class E.........................       746
     217    7.50%, 10/25/22, Series 92-195,
              Class C.........................       229
     651    8.00%, 11/1/22, Pool #124555......       711
      60    8.00%, 6/1/24, Pool #250085.......        65
     100    8.00%, 6/1/24, Pool #270402.......       109
     186    9.00%, 8/1/24, Pool #250114.......       207
     286    7.00%, 7/1/25, Pool #317252.......       303
     253    6.50%, 2/1/26, Pool #337115.......       265
     282    7.00%, 3/1/26, Pool #365488.......       300
     218    7.00%, 5/1/26, Pool #346269.......       230
     124    7.50%, 5/1/26, Pool #344916.......       133
     300    6.00%, 6/25/26, Series 99-27,
              Class G.........................       302
      57    7.50%, 11/1/26, Pool #363626......        60
                                                --------
                                                  20,462
                                                --------
Freddie Mac (4.4%):
       0    9.00%, 5/1/06, Pool #B0-0282......         0
      28    8.00%, 3/1/08, Pool #E45796.......        29
      64    9.00%, 8/1/09, Pool #279063.......        69
     443    8.00%, 10/1/10, Pool #G10518......       471
     196    7.00%, 1/1/12, Pool #E66116.......       209
     382    6.50%, 3/1/13, Pool #E69466.......       405
     350    6.50%, 6/1/13, Pool #E00552.......       371
     313    7.00%, 6/1/13, Pool #E00554.......       333
   1,295    6.00%, 4/1/14, Pool #E76469.......     1,361
   1,000    6.00%, 12/15/16, Series 2394,
              Class MC........................     1,065
     216    8.00%, 6/15/20, Series 50, Class
              I...............................       231
     106    10.50%, 10/1/20, Pool #D24679.....       123
     108    8.50%, 6/15/21, Pool #1087- I.....       116
      91    6.00%, 9/15/21, Series 1136, Class
              H...............................        94
   1,486    6.50%, 11/15/22, Pool #1152.......     1,548
   2,000    7.15%, 1/15/23, Pool #1517-I......     2,106
     149    7.00%, 2/15/23, Series 1532, Class
              C...............................       154

Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       31

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   500    6.50%, 5/25/23, Series 32, Class
              PK..............................  $    531
      97    8.00%, 4/1/25, Pool #C00401.......       105
      37    8.00%, 5/1/25, Pool #D60455.......        40
     224    8.00%, 5/1/25, Pool #C80313.......       242
     352    6.50%, 2/1/26, Pool #D68124.......       368
     178    6.50%, 2/1/26, Pool #D68616.......       186
     131    7.00%, 2/1/26, Pool #D69343.......       138
     126    7.00%, 3/1/26, Pool #D69430.......       133
     162    7.50%, 5/1/26, Pool #C00460.......       173
      85    8.50%, 7/1/26, Pool #C00472.......        92
     142    7.50%, 8/1/27, Pool #C00542.......       152
     734    6.00%, 10/15/27, Series 2097,
              Class PX........................       773
   1,000    6.00%, 1/15/28, Series 2136, Class
              PE..............................     1,053
     407    6.00%, 11/15/28, Series 2091,
              Class GB........................       409
   1,592    8.00%, 11/15/28, Series 2097,
              Class PD........................     1,781
                                                --------
                                                  14,861
                                                --------
Government National Mortgage Assoc. (2.4%):
      60    7.50%, 8/15/07, Pool #329613......        64
     143    6.50%, 7/15/08, Pool #349693......       153
     609    7.00%, 7/15/08, Pool #348872......       654
     106    7.00%, 7/15/08, Pool #326444......       114
      16    6.50%, 3/15/09, Pool #367398......        17
     446    6.50%, 5/15/09, Pool #366779......       475
     239    5.50%, 4/20/11, Pool #2222........       252
       4    13.50%, 5/15/11, Pool #047241.....         5
   1,013    6.50%, 9/15/13, Pool #468228......     1,078
       8    12.00%, 3/15/14, Pool #109220.....         9
       4    13.50%, 9/15/14, Pool #119582.....         5
      24    8.00%, 4/15/17, Pool #192100......        26
      28    10.00%, 7/15/18, Pool #248404.....        33
      12    8.00%, 5/15/22, Pool #329176......        13
     399    8.50%, 6/15/22, Pool #323423......       440
     264    8.50%, 12/15/22, Pool #780708.....       292
      38    6.50%, 1/15/24, Pool #376656......        40

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   351    7.00%, 4/15/24, Pool #355120......  $    374
      48    8.00%, 4/15/24, Pool #376038......        53
     132    8.00%, 8/15/24, Pool #394024......       144
     278    7.50%, 6/15/25, Pool #401860......       299
     368    7.00%, 8/15/25, Pool #413007......       392
     498    8.50%, 9/20/25, Pool #412336......       544
     427    6.50%, 4/15/26, Pool #424185......       450
     421    6.50%, 4/15/26, Pool #416192......       443
     259    7.00%, 5/15/26, Pool #375344......       276
      35    7.50%, 5/15/26, Pool #375345......        37
     162    7.50%, 5/15/26, Pool #408313......       173
     104    8.00%, 5/15/26, Pool #426783......       113
     135    8.50%, 1/15/27, Pool #432266......       147
     174    8.00%, 9/15/27, Pool #451932......       189
     475    6.50%, 3/15/28, Pool #430634......       499
     249    8.00%, 7/20/28, Pool #2619........       268
                                                --------
                                                   8,071
                                                --------
  Total U.S. Government Agency Mortgages          43,394
                                                --------
U.S. TREASURY OBLIGATIONS (7.8%):
U.S. Treasury Bonds (3.4%):
   4,000    10.38%, 11/15/12..................     5,348
   4,700    7.25%, 5/15/16....................     6,019
                                                --------
                                                  11,367
                                                --------
U.S. Treasury Inflation Protected Bonds (1.5%):
   4,000    3.88%, 1/15/09....................     4,930
                                                --------
U.S. Treasury STRIPS (2.9%):
   2,500    5/15/10...........................     1,898
  14,000    5/15/15...........................     7,842
                                                --------
                                                   9,740
                                                --------
  Total U.S. Treasury Obligations                 26,037
                                                --------
INVESTMENT COMPANIES (1.1%):
   3,769    One Group Prime Money Market,
              Class I.........................     3,769
                                                --------
  Total Investment Companies                       3,769
                                                --------
Total (Cost $340,217)(a)                        $333,621
                                                ========

Continued

ONE GROUP BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       32
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

------------
Percentages indicated are based on net assets of $334,017.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 32,458
                   Unrealized depreciation......................   (39,054)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (6,596)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

 * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

Amounts shown as 0 rounded to less than 1,000.

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS (98.5%):
Business Equipment & Services (2.4%):
     56     Allied Waste Industries, Inc.
              (b)............................  $      557
     49     Apollo Group, Inc., Class A
              (b)............................       2,169
    169     Automatic Data Processing,
              Inc. ..........................       6,643
     44     BJ Services Co. (b)..............       1,431
     48     Cintas Corp. ....................       2,200
     49     Computer Sciences Corp. (b)......       1,671
     49     Convergys Corp. (b)..............         742
     17     Deluxe Corp. ....................         734
     87     eBay, Inc. (b)...................       5,918
    135     Electronic Data Systems Corp. ...       2,481
     40     Equifax, Inc. ...................         930
    213     First Data Corp. ................       7,527
     54     Fiserv, Inc. (b).................       1,836
     51     H & R Block, Inc. ...............       2,053
    103     Novell, Inc. (b).................         344
     43     NVIDIA Corp. (b).................         498
     87     Office Depot, Inc. (b)...........       1,287
    106     Paychex, Inc. ...................       2,965
     67     Pitney Bowes, Inc. ..............       2,183
     32     R.R. Donnelley & Sons Co. .......         697
     49     Robert Half International, Inc.
              (b)............................         789
     40     Sabre Group Holdings, Inc. (b)...         730
     80     SunGard Data Systems, Inc. (b)...       1,885
    172     Waste Management, Inc. ..........       3,942
    167     Yahoo, Inc. (b)..................       2,730
                                               ----------
                                                   54,942
                                               ----------
Capital Goods (5.6%):
     20     American Standard Cos., Inc.
              (b)............................       1,457
    237     Boeing Co. ......................       7,826
     97     Caterpillar, Inc. ...............       4,447
     17     Crane Co. .......................         335
     12     Cummins, Inc. ...................         330
     67     Deere & Co. .....................       3,092
     57     Dover Corp. .....................       1,667
    119     Emerson Electric Co. ............       6,050
  2,812     General Electric Co. ............      68,472
     87     Illinois Tool Works, Inc. .......       5,617
     48     Ingersoll-Rand Co. ..............       2,059
     25     Johnson Controls, Inc. ..........       2,011
     54     Molex, Inc. .....................       1,252
     74     Monsanto Co. ....................       1,422
     17     Navistar International Corp.
              (b)............................         415
     33     Paccar, Inc. ....................       1,511
     33     Parker-Hannifin Corp. ...........       1,539
     46     Thermo Electron Corp. (b)........         930
    564     Tyco International Ltd. .........       9,630
    134     United Technologies Corp. .......       8,291

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
     26     W.W. Grainger, Inc. .............  $    1,332
                                               ----------
                                                  129,685
                                               ----------
Consumer Durable (1.7%):
     28     AutoZone, Inc. (b)...............       1,968
     23     Black & Decker Corp. ............         976
     25     Brunswick Corp. .................         506
     21     Cooper Tire & Rubber Co. ........         319
     42     Dana Corp. ......................         494
     43     Danaher Corp. ...................       2,830
    158     Delphi Automotive Systems
              Corp. .........................       1,270
     82     Eastman Kodak Co. ...............       2,889
     20     Eaton Corp. .....................       1,556
    519     Ford Motor Co. ..................       4,823
    158     General Motors Corp. ............       5,837
     49     Genuine Parts Co. ...............       1,520
     50     Goodyear Tire & Rubber Co. ......         337
     86     Harley-Davidson, Inc. ...........       3,951
     26     ITT Industries, Inc. ............       1,574
     55     Leggett & Platt, Inc. ...........       1,234
    139     Masco Corp. .....................       2,927
     22     Maytag Corp. ....................         629
     42     Sherwin-Williams Co. ............       1,197
     17     Snap-On, Inc. ...................         464
     25     Stanley Works....................         863
     37     Visteon Corp. ...................         256
     19     Whirlpool Corp. .................       1,006
                                               ----------
                                                   39,426
                                               ----------
Consumer Non-Durable (9.3%):
     10     Adolph Coors Co., Class B........         628
     16     Alberto-Culver Co., Class B......         827
     19     American Greetings Corp., Class A
              (b)............................         294
    242     Anheuser-Busch Co., Inc. ........      11,706
    183     Archer-Daniels-Midland Co. ......       2,266
     66     Avon Products, Inc. .............       3,581
     16     Ball Corp. ......................         822
     15     Bemis Co., Inc. .................         743
     19     Brown-Forman Corp., Class B......       1,263
    116     Campbell Soup Co. ...............       2,718
     62     Clorox Co. ......................       2,565
    701     Coca-Cola Co. ...................      30,698
    127     Coca-Cola Enterprises, Inc. .....       2,758
    152     Colgate Palmolive Co. ...........       7,975
    152     ConAgra Foods, Inc. .............       3,796
      0     Del Monte Foods Co. (b)..........           2
     42     Fortune Brands, Inc. ............       1,962
    104     General Mills, Inc. .............       4,881
    298     Gillette Co. ....................       9,051

Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       34
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     99     H.J. Heinz Co. ..................  $    3,261
     38     Hershey Foods Corp. .............       2,595
     27     International Flavors &
              Fragrances, Inc. ..............         936
    136     International Paper Co. .........       4,740
     36     Jones Apparel Group, Inc. (b)....       1,291
    115     Kellogg Co. .....................       3,954
    145     Kimberly-Clark Corp. ............       6,900
    359     McDonald's Corp. ................       5,768
     76     Newell Rubbermaid, Inc. .........       2,291
     45     Pactiv Corp. (b).................         979
     79     Pepsi Bottling Group, Inc. ......       2,037
    488     PepsiCo, Inc. ...................      20,605
    585     Philip Morris Co. ...............      23,693
    367     Proctor & Gamble Co. ............      31,553
     17     Reebok International Ltd. (b)....         498
     25     RJ Reynolds Tobacco Holdings,
              Inc. ..........................       1,050
    220     Sara Lee Corp. ..................       4,960
     38     SuperValu, Inc. .................         623
    186     Sysco Corp. .....................       5,529
     16     Tupperware Corp. ................         249
     48     UST, Inc. .......................       1,596
     64     Wm. Wrigley Junior Co. ..........       3,495
                                               ----------
                                                  217,139
                                               ----------
Consumer Services (4.8%):
  1,263     AOL Time Warner, Inc. (b)........      16,548
    166     Carnival Corp. ..................       4,137
    293     Cendant Corp. (b)................       3,070
    173     Clear Channel Communications,
              Inc. (b).......................       6,457
    348     Comcast Corp., Class A (b).......       8,195
    306     Comcast Corp., Special Class A
              (b)............................       6,923
     23     Dow Jones & Co., Inc. ...........       1,007
     76     Gannett Co., Inc. ...............       5,423
     32     Harrah's Entertainment, Inc.
              (b)............................       1,251
     49     Hasbro, Inc. ....................         565
    106     Hilton Hotels Corp. .............       1,352
     24     International Game Technologies
              (b)............................       1,859
    109     Interpublic Group of Cos.,
              Inc. ..........................       1,534
     23     Knight-Ridder, Inc. .............       1,472
     67     Marriott International, Inc.,
              Class A........................       2,209
    124     Mattel, Inc. ....................       2,366
     55     McGraw-Hill Co., Inc. ...........       3,310
     14     Meredith Corp. ..................         576
     43     New York Times Co., Class A......       1,957
     53     Omnicom Group, Inc. .............       3,433
     56     Starwood Hotels & Resorts
              Worldwide, Inc. ...............       1,338
     86     Tribune Co. .....................       3,915

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     65     Univision Communications, Inc.
              (b)............................  $    1,586
    498     Viacom, Inc., Class B (b)........      20,286
    577     Walt Disney Co. .................       9,412
     84     Yum! Brands, Inc. (b)............       2,023
                                               ----------
                                                  112,204
                                               ----------
Energy (5.9%):
     25     Amerada Hess Corp. ..............       1,388
     70     Anadarko Petroleum Corp. ........       3,365
     41     Apache Corp. ....................       2,319
     19     Ashland Co., Inc. ...............         550
     95     Baker Hughes, Inc. ..............       3,054
     57     Burlington Resources, Inc. ......       2,427
     86     Centerpoint Energy, Inc. ........         730
    302     ChevronTexaco Corp. .............      20,067
    191     Conocophillips...................       9,255
     44     Devon Energy Corp. ..............       2,032
    169     El Paso Corp. ...................       1,178
     33     EOG Resources, Inc. .............       1,303
  1,901     Exxon Mobil Corp. ...............      66,438
    123     Halliburton Co. .................       2,307
     28     Kerr-McGee Corp. ................       1,257
     88     Marathon Oil Corp. ..............       1,878
     18     McDermott International, Inc.
              (b)............................          79
    114     Mirant Corp. (b).................         215
     41     Nabors Industries Ltd. (b).......       1,443
     38     Noble Corp. (b)..................       1,329
    107     Occidental Petroleum Corp. ......       3,031
     26     Rowan Cos., Inc. ................         600
    164     Schlumberger Ltd. ...............       6,906
     22     Sunoco, Inc. ....................         716
     90     Transocean Sedco Forex, Inc. ....       2,093
     73     Unocal Corp. ....................       2,229
                                               ----------
                                                  138,189
                                               ----------
Financial Services (20.0%):
     74     ACE Ltd. ........................       2,178
    146     AFLAC, Inc. .....................       4,393
    199     Allstate Corp. ..................       7,348
     30     AMBAC Financial Group, Inc. .....       1,684
    371     American Express Co. ............      13,129
    737     American International Group,
              Inc. ..........................      42,644
    100     AmSouth Bancorp..................       1,928
     88     Aon Corp. .......................       1,654
    423     Bank of America Corp. ...........      29,424
    205     Bank of New York Co., Inc. ......       4,918
    329     Bank One Corp. ..................      12,029
    135     BB&T Corp. ......................       5,006
     27     Bear Stearns Co., Inc. ..........       1,614
     63     Capital One Financial Corp. .....       1,863

Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       35

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    380     Charles Schwab Corp. ............  $    4,120
     64     Charter One Financial, Inc. .....       1,835
     48     Chubb Corp. .....................       2,523
     46     Cincinnati Financial Corp. ......       1,714
  1,451     Citigroup, Inc. .................      51,076
     49     Comerica, Inc. ..................       2,135
    144     Concord EFS, Inc. (b)............       2,263
     36     Countrywide Credit Industries,
              Inc. ..........................       1,845
    281     Fannie Mae.......................      18,088
    163     Fifth Third Bancorp..............       9,560
     35     First Tennessee National
              Corp. .........................       1,275
    297     FleetBoston Financial Corp. .....       7,207
     73     Franklin Resources, Inc. ........       2,503
    197     Freddie Mac......................      11,609
     43     Golden West Financial Corp. .....       3,114
    135     Goldman Sachs Group, Inc. .......       9,188
     72     Hartford Financial Services
              Group, Inc. ...................       3,276
    134     Household International, Inc. ...       3,721
     67     Huntington Bancshares, Inc. .....       1,245
     41     Jefferson-Pilot Corp. ...........       1,545
     81     John Hancock Financial Services,
              Inc. ..........................       2,272
    564     JP Morgan Chase & Co. ...........      13,540
    120     KeyCorp..........................       3,019
     67     Lehman Brothers Holdings,
              Inc. ..........................       3,576
     50     Lincoln National Corp. ..........       1,580
     52     Loews Corp. .....................       2,330
    152     Marsh & McLennan Co. ............       7,013
     62     Marshall & Ilsley Corp. .........       1,689
     41     MBIA, Inc. ......................       1,799
    361     MBNA Corp. ......................       6,867
    122     Mellon Financial Corp. ..........       3,180
    244     Merrill Lynch & Co., Inc. .......       9,271
    198     MetLife, Inc. ...................       5,351
     28     MGIC Investment Corp. ...........       1,173
     43     Moody's Corp. ...................       1,763
    307     Morgan Stanley Dean Witter &
              Co. ...........................      12,247
    173     National City Corp. .............       4,724
     46     North Fork Bancorp, Inc. ........       1,540
     62     Northern Trust Corp. ............       2,188
     80     PNC Financial Services Group.....       3,363
     95     Principal Financial Group........       2,868
     62     Progressive Corp. ...............       3,054
     82     Providian Financial Corp. (b)....         530
    160     Prudential Financial, Inc. ......       5,078
     62     Regions Financial Corp. .........       2,085
     39     SAFECO Corp. ....................       1,354
     43     SLM Corp. .......................       4,506
     98     Southtrust Corp. ................       2,436

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     64     St. Paul Co., Inc. ..............  $    2,179
     92     State Street Corp. ..............       3,575
     63     Stilwell Financial, Inc. ........         822
     80     SunTrust Banks, Inc. ............       4,563
     85     Synovus Financial Corp. .........       1,644
     35     T. Rowe Price Group, Inc. .......         943
     33     Torchmark Corp. .................       1,223
    284     Travelers Property Casualty Corp.
              Class B (b)....................       4,155
    541     U.S. Bancorp.....................      11,487
     56     Union Planters Corp. ............       1,576
     68     UnumProvident Corp. .............       1,197
    384     Wachovia Corp. ..................      14,008
    268     Washington Mutual, Inc. .........       9,237
    478     Wells Fargo & Co. ...............      22,409
     38     XL Capital, Ltd., Class A........       2,965
     26     Zions Bancorp....................       1,011
                                               ----------
                                                  463,044
                                               ----------
Health Care (14.7%):
    442     Abbott Laboratories..............      17,662
     43     Aetna, Inc. .....................       1,749
     37     Allergan, Inc. ..................       2,108
     30     AmerisourceBergen Corp. .........       1,625
    364     Amgen, Inc. (b)..................      17,582
     40     Anthem, Inc. (b).................       2,514
     15     Bausch & Lomb, Inc. .............         549
    168     Baxter International, Inc. ......       4,694
     73     Becton, Dickinson & Co. .........       2,226
     42     Biogen, Inc. (b).................       1,688
     73     Biomet, Inc. ....................       2,104
    115     Boston Scientific Corp. (b)......       4,900
    547     Bristol-Myers Squibb Co. ........      12,672
     15     C.R. Bard, Inc. .................         847
    125     Cardinal Health, Inc. ...........       7,401
     53     Chiron Corp. (b).................       1,999
     39     Cigna Corp. .....................       1,620
    317     Eli Lilly & Co. .................      20,158
     51     Forest Laboratories, Inc. (b)....       5,023
     61     Genzyme Corp. (b)................       1,793
     86     Guidant Corp. (b)................       2,665
    145     HCA-The Healthcare Corp. ........       6,018
     67     Health Management Associates,
              Inc., Class A..................       1,206
    112     HealthSouth Corp. (b)............         471
     46     Humana, Inc. (b).................         459
     79     IMS Health, Inc. ................       1,270
    839     Johnson & Johnson................      45,087
     68     King Pharmaceuticals, Inc. (b)...       1,170
     27     Manor Care, Inc. (b).............         507

Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       36
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     82     McKesson HBOC, Inc. .............  $    2,224
     71     MedImmune, Inc. (b)..............       1,927
    345     Medtronic, Inc. .................      15,722
    635     Merck & Co., Inc. ...............      35,923
     14     Millipore Corp. .................         465
  1,741     Pfizer, Inc. ....................      53,234
    365     Pharmacia Corp. .................      15,272
     28     Quest Diagnostics, Inc. (b)......       1,573
     33     Quintiles Transnational Corp.
              (b)............................         402
    414     Schering-Plough Corp. ...........       9,201
     50     St. Jude Medical, Inc. (b).......       1,993
     56     Stryker Corp. ...................       3,755
    138     Tenet Healthcare Corp. (b).......       2,260
     86     UnitedHealth Group, Inc. ........       7,184
     36     Waters Corp. (b).................         795
     30     Watson Pharmaceuticals, Inc.
              (b)............................         854
     42     Wellpoint Health Networks, Inc.
              (b)............................       2,991
    375     Wyeth............................      14,010
     55     Zimmer Holdings, Inc. (b)........       2,288
                                               ----------
                                                  341,840
                                               ----------
Multi-Industry (0.9%):
    324     Corning, Inc. (b)................       1,074
    232     Honeywell International, Inc. ...       5,568
    110     Minnesota Mining & Manufacturing
              Co. ...........................      13,596
     39     Textron, Inc. ...................       1,670
                                               ----------
                                                   21,908
                                               ----------
Raw Materials (2.3%):
     64     Air Products and Chemicals,
              Inc. ..........................       2,745
    239     Alcoa, Inc. .....................       5,435
     23     Allegheny Technologies, Inc. ....         142
     31     Avery Dennison Corp. ............       1,895
     33     B. F. Goodrich Co. ..............         596
     16     Boise Cascade Corp. .............         415
    257     Dow Chemical Co. ................       7,648
    281     Du Pont (EI) de Nemours & Co. ...      11,905
     22     Eastman Chemical Co. ............         803
     37     Ecolab, Inc. ....................       1,812
     36     Engelhard Corp. .................         807
     41     Freeport-McMoRan Copper & Gold,
              Inc., Class B (b)..............         687
     14     Great Lakes Chemical Corp. ......         339
     31     Hercules, Inc. (b)...............         272
     57     Meadwestvaco Corp. ..............       1,397
    114     Newmont Mining Corp. ............       3,295
     22     Nucor Corp. .....................         912
     35     Pall Corp. ......................         579
     25     Phelps Dodge Corp. (b)...........         795

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     48     PPG Industries, Inc. ............  $    2,401
     46     Praxair, Inc. ...................       2,640
     62     Rohm & Haas Co. .................       2,029
     20     Sigma-Aldrich Corp. .............         987
     15     Temple-Inland, Inc. .............         680
     29     United States Steel Corp. .......         379
     29     Vulcan Materials Co. ............       1,076
     24     Worthington Industries, Inc. ....         369
                                               ----------
                                                   53,040
                                               ----------
Real Estate Investment Trust (0.3%):
    116     Equity Office Properties Trust...       2,906
     77     Equity Residential Properties
              Trust..........................       1,881
     52     Plum Creek Timber Co, Inc. ......       1,233
     53     Simon Property Group, Inc. ......       1,807
                                               ----------
                                                    7,827
                                               ----------
Retail (7.1%):
    107     Albertson's, Inc. ...............       2,385
     83     Bed Bath & Beyond, Inc. (b)......       2,855
     91     Best Buy Co., Inc. (b)...........       2,195
     33     Big Lots, Inc. (b)...............         434
     59     Circuit City Stores, Inc. .......         441
    129     Costco Wholesale Corp. (b).......       3,614
    111     CVS Corp. .......................       2,773
     48     Darden Restaurants, Inc. ........         988
     24     Dillard's, Inc., Class A.........         379
     94     Dollar General Corp. ............       1,125
     49     Family Dollar Stores, Inc. ......       1,525
     55     Federated Department Stores, Inc.
              (b)............................       1,594
    250     Gap, Inc. .......................       3,877
    657     Home Depot, Inc. ................      15,747
     76     J.C. Penney, Inc. ...............       1,742
     95     Kohl's Corp. (b).................       5,331
    219     Kroger Co. (b)...................       3,376
    148     Limited, Inc. ...................       2,058
     30     Liz Claiborne, Inc. .............         895
    221     Lowe's Cos., Inc. ...............       8,270
     81     May Department Stores Co. .......       1,872
     75     Nike, Inc., Class B..............       3,334
     38     Nordstrom, Inc. .................         726
     48     RadioShack Corp. ................         892
    125     Safeway, Inc. (b)................       2,912
     89     Sears Roebuck & Co. .............       2,141
    133     Staples, Inc. (b)................       2,434
    110     Starbucks Corp. (b)..............       2,237
    257     Target Corp. ....................       7,701
     41     Tiffany & Co. ...................         983
    149     TJX Cos., Inc. ..................       2,914

Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       37

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
     60     Toys "R" Us, Inc. (b)............  $      600
     31     V.F. Corp. ......................       1,107
  1,247     Wal-Mart Stores, Inc. ...........      63,001
    290     Walgreen Co. ....................       8,454
     33     Wendy's International, Inc. .....         883
     40     Winn-Dixie Stores, Inc. .........         608
                                               ----------
                                                  164,403
                                               ----------
Shelter (0.4%):
     17     Centex Corp. ....................         874
     23     Fluor Corp. .....................         636
     71     Georgia-Pacific Corp. ...........       1,142
     14     KB Home..........................         580
     30     Louisiana-Pacific Corp. (b)......         238
     17     Pulte Corp. .....................         828
     24     Sealed Air Corp. (b).............         885
     62     Weyerhaeuser Co. ................       3,044
                                               ----------
                                                    8,227
                                               ----------
Technology (14.6%):
    225     ADC Telecommunications, Inc.
              (b)............................         470
     67     Adobe Systems, Inc. .............       1,656
     97     Advanced Micro Devices, Inc.
              (b)............................         627
    132     Agilent Technologies, Inc. (b)...       2,369
    108     Altera Corp. (b).................       1,334
     55     American Power Conversion Corp.
              (b)............................         840
    103     Analog Devices, Inc. (b).........       2,467
     28     Andrew Corp. (b).................         285
    101     Apple Computer, Inc. (b).........       1,453
     59     Applera Corp.- Applied Biosystems
              Group..........................       1,037
    466     Applied Materials, Inc. (b)......       6,068
     85     Applied Micro Circuits Corp.
              (b)............................         315
     32     Autodesk, Inc. ..................         456
    102     Avaya, Inc. (b)..................         251
     67     BMC Software, Inc. (b)...........       1,138
     78     Broadcom Corp., Class A (b)......       1,174
    122     CIENA Corp. (b)..................         627
  2,042     Cisco Systems, Inc. (b)..........      26,747
     80     Citizens Communications Co.
              (b)............................         841
     48     Citrix System, Inc. (b)..........         595
    162     Computer Associates
              International, Inc. ...........       2,187
    107     Compuware Corp. (b)..............         513
     53     Comverse Technology, Inc. (b)....         531
     26     Cooper Industries Ltd., Class
              A..............................         949
    732     Dell Computer Corp. (b)..........      19,570
     40     Electronic Arts, Inc. (b)........       1,987
    622     EMC Corp. (b)....................       3,817

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     92     Gateway, Inc. (b)................  $      288
     57     General Dynamics Corp. ..........       4,507
    862     Hewlett-Packard Co. .............      14,970
    478     IBM Corp. .......................      37,014
  1,872     Intel Corp. .....................      29,149
     58     Intuit, Inc. (b).................       2,721
     56     Jabil Circuit, Inc. (b)..........       1,003
    400     JDS Uniphase Corp. (b)...........         987
     53     KLA-Tencor Corp. (b).............       1,886
     36     Lexmark International, Inc.
              (b)............................       2,153
     88     Linear Technology Corp. .........       2,268
    129     Lockheed Martin Corp. ...........       7,443
    105     LSI Logic Corp. (b)..............         606
    970     Lucent Technologies, Inc. (b)....       1,222
     91     Maxim Integrated Products,
              Inc. ..........................       2,991
     24     Mercury Interactive Corp. (b)....         708
    171     Micron Technology, Inc. (b)......       1,665
  1,511     Microsoft Corp. (b)..............      78,110
    650     Motorola, Inc. ..................       5,624
     51     National Semiconductor Corp.
              (b)............................         767
     28     NCR Corp. (b)....................         655
     95     Network Appliance, Inc. (b)......         952
     51     Northrop Grumman Corp. ..........       4,990
     42     Novellus Systems, Inc. (b).......       1,180
  1,514     Oracle Corp. (b).................      16,346
     74     Parametric Technology Corp.
              (b)............................         186
     88     PeopleSoft, Inc. (b).............       1,619
     36     PerkinElmer, Inc. ...............         295
     47     PMC -- Sierra, Inc. (b)..........         263
     23     Power-One, Inc. (b)..............         128
     26     Qlogic Corp. (b).................         912
    222     Qualcomm, Inc. (b)...............       8,073
     55     Rational Software Corp. (b)......         573
    115     Raytheon Co. ....................       3,527
     52     Rockwell Collins.................       1,203
     53     Rockwell International Corp. ....       1,088
    149     Sanmina Corp. (b)................         670
    137     Siebel Systems, Inc. (b).........       1,024
    233     Solectron Corp. (b)..............         829
    880     Sun Microsystems, Inc. (b).......       2,737
     65     Symbol Technologies, Inc. .......         536
     25     Tektronix, Inc. (b)..............         447
    116     Tellabs, Inc. (b)................         846
     52     Teradyne, Inc. (b)...............         673
    489     Texas Instruments, Inc. .........       7,342
     16     Thomas & Betts Corp. (b).........         278
     31     TMP Worldwide, Inc. (b)..........         355
     92     Unisys Corp. (b).................         908
    116     Veritas Software Corp. (b).......       1,817
    208     Xerox Corp. (b)..................       1,673

Continued

ONE GROUP EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       38
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     95     Xilinx, Inc. (b).................  $    1,962
                                               ----------
                                                  340,473
                                               ----------
Transportation (1.7%):
     44     AMR Corp. (b)....................         291
    107     Burlington Northern Santa Fe
              Corp. .........................       2,775
     60     CSX Corp. .......................       1,704
     35     Delta Airlines, Inc. ............         422
     84     FedEx Corp. .....................       4,569
    110     Norfolk Southern Corp. ..........       2,195
     18     Ryder Systems, Inc. .............         396
    219     Southwest Airlines Co. ..........       3,043
     72     Union Pacific Corp. .............       4,285
    316     United Parcel Service, Inc.,
              Class B........................      19,903
                                               ----------
                                                   39,583
                                               ----------
Utilities (6.8%):
    154     AES Corp. (b)....................         464
     36     Allegheny Energy, Inc. ..........         269
     88     Alltel Corp. ....................       4,483
     43     Ameren Corp. ....................       1,805
     96     American Electric Power Co.,
              Inc. ..........................       2,617
    218     AT&T Corp. ......................       5,684
    766     AT&T Wireless Services, Inc.
              (b)............................       4,325
    525     BellSouth Corp. .................      13,587
    107     Calpine Corp. (b)................         348
     40     CenturyTel, Inc. ................       1,184
     48     Cinergy Corp. ...................       1,604
     41     CMS Energy Corp. ................         384
     60     Consolidated Edison, Inc. .......       2,585
     47     Constellation Energy Group,
              Inc. ..........................       1,295
     87     Dominion Resources, Inc. ........       4,766
     47     DTE Energy Co. ..................       2,196
    252     Duke Energy Corp. ...............       4,923
    105     Dynegy, Inc. ....................         124
     92     Edison International, Inc. (b)...       1,091
     63     Entergy Corp. ...................       2,860
     91     Exelon Corp. ....................       4,816
     84     First Energy Corp. ..............       2,773
     52     FPL Group, Inc. .................       3,101
     40     Keyspan Corp. ...................       1,414

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION           VALUE
---------   ---------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     34     Kinder Morgan, Inc. .............  $    1,454
    272     Nextel Communications, Inc.,
              Class A (b)....................       3,144
     12     NICOR, Inc. .....................         423
     69     NiSource, Inc. ..................       1,378
     10     Peoples Energy Corp. ............         387
    114     PG&E Corp. (b)...................       1,590
     26     Pinnacle West Capital Corp. .....         871
     46     PPL Corp. .......................       1,612
     67     Progress Energy, Inc. ...........       2,902
     63     Public Service Enterprise Group,
              Inc. ..........................       2,018
    479     Qwest Communications
              International, Inc. (b)........       2,395
    938     SBC Communications, Inc. ........      25,437
     44     Scientific Atlanta, Inc. ........         517
     58     Sempra Energy....................       1,369
    202     Southern Co. ....................       5,724
    253     Sprint Corp., FON Group..........       3,660
    282     Sprint Corp., PCS Group (b)......       1,237
     50     TECO Energy, Inc. ...............         768
     91     TXU Corp. .......................       1,700
    773     Verizon Communications...........      29,958
    146     Williams Cos., Inc. .............         394
    113     XCEL Energy, Inc. ...............       1,239
                                               ----------
                                                  158,875
                                               ----------
  Total Common Stocks                           2,290,805
                                               ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $1,850     1/16/03..........................       1,849
    300     2/13/03..........................         300
    300     3/20/03..........................         299
                                               ----------
  Total U.S. Treasury Obligations                   2,448
                                               ----------
INVESTMENT COMPANIES (1.7%):
 40,416     One Group Prime Money Market,
              Class I........................      40,416
                                               ----------
  Total Investment Companies                       40,416
                                               ----------
Total (Cost $1,983,610)(a)                     $2,333,669
                                               ==========

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       39

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

------------
Percentages indicated are based on net assets of $2,327,641.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 762,672
                   Unrealized depreciation......................   (412,613)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 350,059
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                       40
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 COMMON STOCKS (97.6%):
Business Equipment & Services (6.6%):
      4     AAR Corp. .........................  $     18
      2     Aaron Rents, Inc. .................        51
      5     ABM Industries, Inc. ..............        77
     22     Acxiom Corp. (b)...................       338
      3     Administaff, Inc. (b)..............        17
      2     Advanced Marketing Services,
              Inc. ............................        29
      3     Advanced Medical Optics (b)........        37
      2     Advo, Inc. (b).....................        67
     11     Affiliated Computer Services, Inc.,
              Class A (b)......................       569
      1     Angelica Corp. ....................        13
      3     Armor Holdings, Inc. (b)...........        43
      3     Banta Corp. .......................        81
      3     Bowne & Co., Inc. .................        40
      2     CDI Corp. (b)......................        53
      4     Central Parking Corp. .............        69
      9     Checkfree Corp. (b)................       140
      3     Checkpoint Systems, Inc. (b).......        33
      1     Chemed Corp. ......................        36
      6     ChoicePoint, Inc. (b)..............       256
      7     Ciber, Inc. (b)....................        33
      2     Computer Task Group, Inc. (b)......         6
      1     Concerto Software, Inc. (b)........         7
      2     Concord Communications, Inc. (b)...        15
      1     Consolidated Graphics, Inc. (b)....        32
      6     CSG Systems International, Inc.
              (b)..............................        78
      2     Cuno, Inc. (b).....................        56
      4     Dendrite International, Inc. (b)...        30
     13     DST Systems, Inc. (b)..............       457
      5     eFunds Corp. (b)...................        43
      2     Elkcorp............................        34
      2     Engineered Support Systems,
              Inc. ............................        60
      3     Factset Research Systems, Inc. ....        81
      4     Fair Issac & Co., Inc. ............       163
      2     G & K Services, Inc., Class A......        75
      9     Gartner Group, Inc., Class B (b)...        85
      2     Global Imaging Systems, Inc. (b)...        38
      2     Heidrick & Struggles International,
              Inc. (b).........................        29
      2     Hydril Co. (b).....................        56
      3     Information Resources, Inc. (b)....         5
      1     Insurance Auto Auctions, Inc.
              (b)..............................        17
      3     John H. Harland Co. ...............        70
      4     Kelly Services, Inc., Class A......        93
      4     Korn/Ferry International (b).......        29
      4     Labor Ready, Inc. (b)..............        28
      6     Lennox International, Inc. ........        80
      1     Manpower, Inc. ....................        24
      8     Massey Energy Co. .................        81
      2     Maximus, Inc. (b)..................        62
     13     McData Corp., Class A (b)..........        89
      1     Memberworks, Inc. (b)..............        22

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
     10     MPS Group (b)......................  $     57
      3     NCO Group, Inc. (b)................        42
      1     New England Business Services......        32
      6     Overture Services, Inc. (b)........       160
      4     Paxar Corp. (b)....................        63
      3     Pegasus Solutions, Inc. (b)........        25
      2     Philadelphia Consolidated Holding
              Corp. (b)........................        76
     15     Pittston Brink's Group.............       275
      2     Prepaid Legal Services, Inc. (b)...        54
      6     PRG-Schultz International, Inc.
              (b)..............................        58
      2     QRS Corp. (b)......................        11
      2     Radisys Corp. (b)..................        14
     15     Reynolds & Reynolds Co., Class A...       373
      3     Rollins, Inc. .....................        84
      6     RSA Security, Inc. (b).............        37
      2     Shuffle Master, Inc. (b)...........        37
      7     Sotheby's Holdings, Inc., Class A
              (b)..............................        61
      2     SOURCECORP, Inc. (b)...............        33
      6     Spherion Corp. (b).................        40
      3     Standard Register Co. .............        51
      1     Startek, Inc. (b)..................        40
      4     Sykes Enterprises, Inc. (b)........        13
      1     TALX Corp. ........................        19
      1     Tetra Technologies, Inc. (b).......        31
      9     United Rentals, Inc. (b)...........        91
      3     URS Corp. (b)......................        47
      8     Varian Semiconductor Equipment
              Assoc., Inc. (b).................       179
      7     Varian, Inc. (b)...................       203
     18     Viad Corp. ........................       396
      2     Volt Information Sciences, Inc.
              (b)..............................        27
      4     Wallace Computer Services, Inc. ...        93
      4     Watson Wyatt & Co. (b).............        77
      9     Weatherford International Ltd.
              (b)..............................       345
      2     Zebra Technologies Corp., Class A
              (b)..............................        94
                                                 --------
                                                    7,183
                                                 --------
Capital Goods (5.0%):
      3     Advanced Energy Industries, Inc.
              (b)..............................        44
      7     AGCO Corp. ........................       154
      2     Applied Industrial Technologies,
              Inc. ............................        37
      2     Astec Industries, Inc. (b).........        20
      3     Baldor Electric Co. ...............        68
      2     Barnes Group, Inc. ................        38
      2     Briggs & Stratton Corp. ...........        94
      4     Brooks-PRI Automation, Inc. (b)....        41
      1     Building Material Holding Co. .....        19
      1     Butler Manufacturing Co. ..........        12
      3     C&D Technologies, Inc. ............        47
      4     C-COR.net Corp. (b)................        12

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       41

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
      1     Castle ( A. M.) & Co. (b)..........  $      7
      2     Century Aluminum Co. ..............        16
      3     Clarcor, Inc. .....................        81
      4     Cooper Cameron Corp. (b)...........       192
      1     Curtiss-Wright Corp. ..............        66
      3     Cymer, Inc. (b)....................        90
     12     Diebold, Inc. .....................       500
      5     Donaldson Co., Inc. ...............       190
      2     Emcor Group, Inc. (b)..............        80
      2     Esterline Technologies Corp. (b)...        37
      3     Fedders Corp. .....................         8
      2     Federal Signal Corp. ..............        32
      6     Flowserve Corp. (b)................        91
      2     Gardner Denver Machinery, Inc.
              (b)..............................        32
      4     Granite Construction, Inc. ........        66
      1     Hall, Kinion & Associates, Inc.
              (b)..............................         6
      3     Helix Technology Corp. ............        29
      3     HON Industries, Inc. ..............        78
      4     Hubbell, Inc., Class B.............       124
      3     Hughes Supply, Inc. ...............        72
      4     IDEX Corp. ........................       119
      1     Imco Recycling, Inc. (b)...........        12
      3     Insituform Technologies, Inc.
              (b)..............................        46
      2     Intermagnetics General Corp. (b)...        33
      2     Ionics, Inc. (b)...................        41
      4     JLG Industries, Inc. ..............        32
      2     Kaman Corp., Class A...............        25
      2     Kennametal, Inc. ..................        61
      1     Lawson Products, Inc. .............        30
      1     Lindsay Manufacturing Co. .........        27
      2     Magnetek, Inc. (b).................        11
      2     Manitowoc Co., Inc. ...............        58
      6     Martin Marietta Materials, Inc. ...       195
      1     Material Sciences Corp. (b)........        14
      4     Methode Electronics, Inc., Class
              A................................        40
      2     Metro One Telecommunications, Inc.
              (b)..............................        16
      3     Milacron, Inc. ....................        20
      3     Nordson Corp. .....................        86
      5     Oshkosh Truck Corp. ...............       301
      7     Precision Castparts Corp. .........       172
     10     Quanta Services, Inc. (b)..........        35
      2     Regal Beloit Corp. ................        52
      2     Robbins & Myers, Inc. .............        28
      4     Roper Industries, Inc. ............       144
      2     RTI International Metals, Inc.
              (b)..............................        18
      1     Sequa Corp. (b)....................        45
      4     Shaw Group, Inc. (b)...............        72
      2     Simpson Manufacturing Co., Inc.
              (b)..............................        81
      1     SPS Technologies, Inc. (b).........        32
     13     SPX Corp. (b)......................       495
      1     Standex International Corp. .......        31

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
      3     Stewart & Stevenson Services,
              Inc. ............................  $     41
      4     Technitrol, Inc. ..................        67
      2     Tecumseh Products Co. .............        83
      2     Timken Co. ........................        46
      5     Trinity Industries, Inc. ..........        93
      2     Valmont Industries, Inc. ..........        48
      4     Vicor Corp. (b)....................        36
      2     Wabash National Corp. (b)..........        20
      3     Watts Industries, Inc., Class A....        43
     10     York International Corp. ..........       259
                                                 --------
                                                    5,491
                                                 --------
Consumer Durable (3.5%):
      4     Acuity Brands, Inc. ...............        57
      3     Apogee Enterprises, Inc. ..........        26
      2     Arctic Cat, Inc. ..................        38
     16     Arvinmeritor, Inc. ................       274
      2     AstroPower, Inc. (b)...............        19
     11     Axcelis Technologies, Inc. (b).....        61
      2     Bandag, Inc. ......................        84
      1     Bassett Furniture Industries,
              Inc. ............................        17
      3     Borg Warner, Inc. .................       130
      8     Callaway Golf Co. .................       112
      2     Carbo Ceramics, Inc. ..............        51
      1     Carlisle Cos., Inc. ...............        57
      2     Carreker Corp. (b).................        11
      3     Concord Camera Corp. (b)...........        16
      6     Copart, Inc. (b)...................        72
      2     Corinthian Colleges, Inc. (b)......        83
      6     Gentex Corp. (b)...................       174
      3     Griffon Corp. (b)..................        46
      5     Interface, Inc. ...................        16
      3     Intermet Corp. ....................        12
      3     Kaydon Corp. ......................        67
     13     Lear Corp. (b).....................       428
      4     Modine Manufacturing Co. ..........        64
      8     Mohawk Industries, Inc. (b)........       437
      3     Monaco Coach Corp. (b).............        48
      3     Myers Industries, Inc. ............        32
     11     Petsmart, Inc. (b).................       181
      3     Polaris Industries, Inc. ..........       168
     17     Republic Services, Inc. (b)........       350
      1     Royal Appliance Manufacturing Co.
              (b)..............................         8
      3     Smith (A.O.) Corp. ................        84
     11     Sonoco Products Co. ...............       243
      1     Standard Motor Products, Inc. .....        18
      2     TBC Corp. (b)......................        26
      1     Toro Co. ..........................        80
      7     Tower Automotive, Inc. (b).........        32
      3     Watsco, Inc. ......................        45
      2     Winnebago Industries, Inc. ........        81

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       42
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
      3     WMS Industries, Inc. (b)...........  $     49
                                                 --------
                                                    3,797
                                                 --------
Consumer Non-Durable (6.6%):
      3     Albany International Corp. ........        68
      2     American Italian Pasta Co., Class A
              (b)..............................        65
      3     Applica, Inc. (b)..................        13
      2     AptarGroup, Inc. ..................        53
      1     Ashworth, Inc. (b).................         9
     10     Blyth Industries, Inc. ............       263
      2     Brown Shoe Co., Inc. ..............        43
      1     Coca-Cola Bottling Co. ............        57
      6     Constellation Brands, Inc. (b).....       145
      1     CPI Corp. .........................        13
      1     Cross (A.T.) Co. (b)...............         8
     10     Dean Foods Co. (b).................       365
      1     Department 56, Inc. (b)............        17
      9     Dial Corp. ........................       178
      5     Dimon, Inc. .......................        27
      6     Dole Food Co., Inc. ...............       192
      3     Dreyer's Grand Ice Cream, Inc. ....       184
     18     Energizer Holdings, Inc. (b).......       495
      1     Enesco Group, Inc. (b).............         7
      5     Fleming Co., Inc. .................        34
      1     Flow International Corp. (b).......         3
      5     Fossil, Inc. (b)...................        94
      0     Haggar Corp. ......................         6
      3     Hain Celestial Group, Inc. (b).....        53
      2     Hormel Foods Corp. ................        53
      2     Imation Corp. (b)..................        80
      2     International Multifoods Corp.
              (b)..............................        41
      5     Interstate Bakeries Corp. .........        69
     13     ITT Educational Services, Inc.
              (b)..............................       315
      1     J & J Snack Foods Corp. (b)........        32
      2     K Swiss, Inc. .....................        39
     14     La-Z-Boy Chair Co. ................       336
      2     Lancaster Colony Corp. ............        95
      3     Lance, Inc. .......................        35
     11     Lennar Corp. ......................       544
      2     Libbey, Inc. ......................        41
      2     Luby's Cafeteria, Inc. (b).........         7
      6     McCormick & Co., Inc. .............       147
      1     Nash Finch Co. ....................         9
      1     National Presto Industries,
              Inc. ............................        21
      2     Natures Sunshine Products, Inc. ...        17
      3     Nautica Enterprises, Inc. (b)......        38
     18     NBTY, Inc. (b).....................       315
      1     Oshkosh 'B' Gosh, Inc. ............        39
      1     Oxford Industries, Inc. ...........        20
      5     Pacific Sunwear of California, Inc.
              (b)..............................        89
      7     Packaging Corporation of America
              (b)..............................       132

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      2     Payless Shoesource, Inc. (b).......  $     77
      1     Penford Corp. .....................         8
     11     PepsiAmericas, Inc. ...............       142
      2     Performance Food Group Co. (b).....        84
      2     Quiksilver, Inc. (b)...............        63
      3     Ralcorp Holdings, Inc. (b).........        77
      2     Russ Berrie & Co., Inc. ...........        69
      3     Russell Corp. .....................        55
      1     Salton, Inc. (b)...................         9
      2     Schweitzer-Mauduit International,
              Inc. ............................        37
      8     Sensient Technologies Corp. .......       188
     11     Smithfield Foods, Inc. (b).........       223
      4     Stride Rite Corp. .................        31
      2     Thomas Industries, Inc. ...........        40
      2     Triarc Cos., Inc. (b)..............        55
      2     Triumph Group, Inc. (b)............        52
     53     Tyson Foods, Inc., Class A.........       593
      2     United Natural Foods, Inc. (b).....        48
      3     United Stationers, Inc. (b)........        81
      7     Universal Corp. ...................       258
      3     Wet Seal, Inc., Class A (b)........        33
      3     Wolverine World Wide, Inc. ........        52
                                                 --------
                                                    7,181
                                                 --------
Consumer Services (5.6%):
      1     4Kids Entertainment, Inc. (b)......        24
      2     Action Performance Cos., Inc. .....        34
      3     Argosy Gaming Co. (b)..............        47
      4     Aztar Corp. (b)....................        53
     20     Belo Corp., Class A................       417
      8     Career Education Corp. (b).........       332
      5     Coach, Inc. (b)....................       161
      7     Cox Radio, Inc. (b)................       151
     14     Dun & Bradstreet Corp. (b).........       472
      9     Entercom Communications Corp.
              (b)..............................       403
     13     GTECH Holdings Corp. (b)...........       368
     11     Harte-Hanks, Inc. .................       201
      9     Hispanic Broadcasting Corp. (b)....       186
      1     Huffy Corp. (b)....................         6
      2     Imagistics International, Inc.
              (b)..............................        40
      2     Information Holdings, Inc. (b).....        35
      4     International Speedway Corp., Class
              A................................       136
      3     Jakks Pacific, Inc. (b)............        38
      1     K2, Inc. (b).......................        12
      4     Kroll, Inc. (b)....................        79
      7     Mandalay Resort Group (b)..........       216
      3     Marcus Corp. ......................        42
      1     Meade Instruments Corp. (b)........         4
      3     Media General, Inc. ...............       174
      5     Midway Games, Inc. (b).............        21
      3     On Assignment, Inc. (b)............        24

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       43

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     28     Park Place Entertainment Corp.
              (b)..............................  $    239
      3     Pinnacle Entertainment, Inc. (b)...        19
      2     Rare Hospitality International
              (b)..............................        60
     20     Reader's Digest Association, Inc.,
              Class A..........................       303
      5     Scholastic Corp. (b)...............       164
      3     SCP Pool Corp. (b).................        74
      4     Shurgard Storage Centers...........       118
     10     Six Flags, Inc. (b)................        55
      3     Sturm Ruger & Co., Inc. ...........        26
      4     Sylvan Learning Systems, Inc.
              (b)..............................        73
      2     Thomas Nelson, Inc. (b)............        16
      4     THQ, Inc. (b)......................        58
     13     Valassis Communications, Inc.
              (b)..............................       368
      1     Washington Post Co. ...............       401
      2     Waste Connections, Inc. (b)........        94
     10     Westwood One, Inc. (b).............       367
                                                 --------
                                                    6,111
                                                 --------
Energy (6.3%):
      4     Ashland Co., Inc. .................       103
      1     Atwood Oceanics, Inc. (b)..........        43
      3     Brown (Tom), Inc. (b)..............        82
      3     Cabot Oil & Gas Corp., Class A.....        81
      4     Cal Dive International, Inc. (b)...        86
     11     Cimarex Energy Co. (b).............       200
     14     DPL, Inc. .........................       215
      2     Dril-Quip, Inc. (b)................        30
      5     ENSCO International, Inc. .........       152
      4     Equitable Resources, Inc. .........       148
      2     Evergreen Resources, Inc. (b)......        85
      5     Forest Oil Corp. (b)...............       130
      6     Graftech International Ltd. (b)....        35
     13     Grant Prideco, Inc. (b)............       150
     16     Great Plains Energy, Inc. .........       369
      7     Hanover Compressor Co. (b).........        62
      5     Input/Output, Inc. (b).............        22
      2     Laclede Group, Inc. ...............        44
      4     Maverick Tube Corp. (b)............        55
      3     Murphy Oil Corp. ..................       117
     17     National-Oil Well, Inc. (b)........       375
      6     Newfield Exploration Co. (b).......       204
      2     Nuevo Energy Co. (b)...............        23
     13     Ocean Energy, Inc. ................       268
      2     Oceaneering International, Inc.
              (b)..............................        60
      2     Offshore Logistics, Inc. (b).......        50
      3     Patina Oil & Gas Corp. ............        88
     13     Peabody Energy Corp. ..............       369
     15     Pepco Holdings, Inc. ..............       285
      9     Pioneer Natural Resources Co.
              (b)..............................       220
      2     Plains Exploration & Product (b)...        23
      2     Plains Resources, Inc. (b).........        28

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
     12     Pogo Producing Co. ................  $    447
      3     Power Integrations, Inc. (b).......        48
      1     Prima Energy (b)...................        29
      3     Remington Oil & Gas Corp. (b)......        45
      3     Saint Mary Land & Exploration
              Corp. ...........................        71
      2     Seacor Smit, Inc. (b)..............        97
      7     Smith International, Inc. (b)......       237
      3     Stone Energy Corp. (b).............        97
      3     Swift Energy Co. (b)...............        27
      7     Tidewater, Inc. ...................       216
      5     Unit Corp. (b).....................        89
     13     Valero Energy Corp. ...............       471
     22     Varco International, Inc. (b)......       385
      3     Veritas DGC, Inc. (b)..............        25
      6     Vintage Petroleum, Inc. ...........        68
      7     Westar Energy, Inc. ...............        73
     12     XTO Energy, Inc. ..................       296
                                                 --------
                                                    6,923
                                                 --------
Financial Services (14.9%):
      3     A.G. Edwards, Inc. ................        98
      6     Allmerica Financial Corp. .........        60
     16     American Financial Group, Inc. ....       379
      2     American Financial Holdings,
              Inc. ............................        64
     21     AmeriCredit Corp. (b)..............       165
     11     AmerUs Group Co. ..................       315
      3     Anchor Bancorp Wisconsin, Inc. ....        53
      6     Arthur J. Gallagher & Co. .........       163
     10     Associated Banc-Corp. .............       337
      9     Astoria Financial Corp. ...........       253
      3     Bank of Hawaii Corp. ..............        80
      2     Banknorth Group, Inc. .............        49
      2     Barra, Inc. (b)....................        71
     13     BISYS Group, Inc. (b)..............       211
      2     Boston Private Financial Holdings,
              Inc. ............................        45
      6     Brown & Brown, Inc. ...............       203
      5     Certegy, Inc. (b)..................       134
      3     Chittenden Corp. ..................        89
      4     City National Corp. ...............       182
     13     Colonial BancGroup, Inc. ..........       153
      5     Commerce Bancorp, Inc. ............       228
     14     Commercial Federal Corp. ..........       323
      4     Community First Bankshares,
              Inc. ............................        94
     17     Compass Bancshares, Inc. ..........       529
      3     Cullen/Frost Bankers, Inc. ........       102
      2     Delphi Financial Group, Class A
              (b)..............................        79
      3     Dime Community Bancshares..........        53
     79     E*Trade Group, Inc. (b)............       382
      2     East-West Bancorp, Inc. ...........        86
      3     Eaton Vance Corp. .................        92
      4     Everest Re Group Ltd. .............       221

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       44
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     16     Fidelity National Financial,
              Inc. ............................  $    532
      2     Financial Federal Corp. (b)........        48
      5     First American Financial Corp. ....       101
     10     First BanCorp......................       222
      4     First Midwest Bancorp, Inc. .......       104
      1     First Republic Bancorp, Inc. (b)...        28
      8     First Virginia Banks, Inc. ........       285
      2     Firstfed Financial Corp. (b).......        51
      3     Flagstar Bancorp...................        66
      7     Fremont General Corp. .............        32
     13     GATX Corp. ........................       304
      1     GBC Bancorp California.............        23
      6     Greater Bay Bancorp................        99
     15     GreenPoint Financial Corp. ........       662
     22     Hibernia Corp., Class A............       429
      2     Hilb, Rogal & Hamilton Co. ........        78
      4     Horace Mann Educators Corp. .......        66
     11     Hudson United Bancorp..............       338
      7     Independence Community Bank
              Corp. ...........................       178
      2     IndyMac Bancorp, Inc. (b)..........        45
      4     Investors Financial Services
              Corp. ...........................       109
      3     Irwin Financial Corp. .............        48
      4     Jefferies Group, Inc. .............       152
      3     Kilroy Realty Corp. ...............        65
      4     LaBranche & Co., Inc. (b)..........        96
      2     LandAmerica Financial Group,
              Inc. ............................        67
     10     Legg Mason, Inc. ..................       471
      6     M & T Bank Corp. ..................       476
      2     MAF Bancorp, Inc. .................        78
      1     Mercantile Bankshares Corp. .......        30
      7     Metris Cos., Inc. .................        17
     18     National Commerce Financial Co. ...       426
      1     Neuberger Berman, Inc. ............        39
      2     New Century Financial..............        62
      8     New York Community Bancorp.........       230
     15     Old Republic International
              Corp. ...........................       429
     10     PMI Group, Inc. ...................       293
      3     Presidential Life Corp. ...........        30
      8     Protective Life Corp. .............       228
      3     Provident Bankshares Corp. ........        60
     12     Provident Financial Group, Inc. ...       323
      4     Radian Group, Inc. ................       141
      3     Raymond James Financial, Inc. .....        83
      3     Riggs National Corp. Washington
              D.C. ............................        45
      2     RLI Corp. .........................        55
     20     Roslyn Bancorp, Inc. ..............       362
      1     Scpie Holdings, Inc. ..............         4
      3     Seacoast Financial Services
              Corp. ...........................        52
      9     SEI Investments Co. ...............       258
      3     Selective Insurance Group, Inc. ...        66
      5     Silicon Valley Bankshares (b)......        89

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      4     South Financial Group, Inc. .......  $     93
     36     Sovereign Bancorp, Inc. ...........       507
      5     StanCorp Financial Group, Inc. ....       268
     15     Staten Island Bancorp, Inc. .......       309
      4     Sterling Bancshares, Inc. .........        53
      2     Stewart Information Services Corp.
              (b)..............................        39
      4     Susquehanna Bancshares, Inc. ......        89
      2     SWS Group, Inc. ...................        24
      2     TCF Financial Corp. ...............        68
      7     TrustCo Bank Corp. ................        78
      2     UCBH Holdings, Inc. ...............        98
      5     UICI (b)...........................        81
      4     United Bankshares, Inc. ...........       110
      3     Washington Federal, Inc. ..........        77
      4     Waypoint Financial Corp. ..........        73
     11     Webster Financial Corp. ...........       371
      3     Whitney Holding Corp. .............       116
      2     Wintrust Financial Corp. ..........        57
      2     Zenith National Insurance Corp. ...        42
                                                 --------
                                                   16,421
                                                 --------
Health Care (11.5%):
      3     Accredo Health, Inc. (b)...........       101
     16     AdvancePCS (b).....................       360
      5     Alpharma, Inc. ....................        60
      2     Amerigroup Corp. (b)...............        64
      4     Ameripath, Inc. (b)................        76
      2     Amsurg Corp. (b)...................        44
     13     Apogent Technologies, Inc. (b).....       267
     12     Apria Healthcare Group, Inc. (b)...       269
      2     ArQule (b).........................         5
      2     Arthrocare Corp. (b)...............        23
      4     Bally Total Fitness Holding Corp.
              (b)..............................        25
      3     Barr Laboratories, Inc. (b)........       215
      8     Beckman Coulter, Inc. .............       223
      6     Bio-Technology General Corp. (b)...        19
      1     Biosite, Inc. (b)..................        51
      2     Cephalon, Inc. (b).................       121
      7     Charles River Laboratories
              International, Inc. (b)..........       256
      1     Cima Labs, Inc. (b)................        35
      3     Conmed Corp. (b)...................        56
      3     Cooper Cos., Inc. .................        78
      4     Covance, Inc. (b)..................        90
      8     Coventry Health Care, Inc. (b).....       228
      2     Cryolife, Inc. (b).................        13
      1     Curative Health Services, Inc.
              (b)..............................        21
      3     Cytyc Corp. (b)....................        32
      2     Datascope Corp. ...................        37
     13     Dentsply International, Inc. ......       473
      1     DIANON Systems, Inc. (b)...........        65

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       45

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      7     Edwards Lifesciences Corp. (b).....  $    185
      3     Enzo Biochem, Inc. (b).............        41
      8     Express Scripts, Inc., Class A
              (b)..............................       363
     26     Gilead Sciences, Inc. (b)..........       882
      2     Haemonetics Corp. (b)..............        54
     20     Health Net, Inc. (b)...............       523
      4     Henry Schein, Inc. (b).............       192
     10     Hillenbrand Industries, Inc. ......       495
      2     Hologic, Inc. (b)..................        24
      7     Hooper Holmes, Inc. ...............        41
      9     ICN Pharmaceuticals, Inc. .........        93
      1     ICU Medical, Inc. (b)..............        55
      9     IDEC Pharmaceuticals Corp. (b).....       284
      8     IDEXX Laboratories, Inc. (b).......       264
      2     Impath, Inc. (b)...................        32
      2     Inamed Corp. (b)...................        63
      7     Incyte Genomics, Inc. (b)..........        33
      2     Invacare Corp. ....................        56
     21     IVAX Corp. (b).....................       252
      1     LifePoint Hospitals, Inc. (b)......        39
     10     Lincare Holdings, Inc. (b).........       327
      2     Mentor Corp. ......................        92
      2     MGI Pharma, Inc. (b)...............        18
     32     Millennium Pharmaceuticals, Inc.
              (b)..............................       255
     18     Mylan Laboratories, Inc. ..........       642
      4     NDCHealth Corp. ...................        70
      2     Noven Pharmaceuticals, Inc. (b)....        21
     15     Omnicare, Inc. ....................       347
      5     Orthodontic Centers of America,
              Inc. (b).........................        58
      2     Osteotech, Inc. (b)................        12
      3     Owens & Minor, Inc. ...............        57
      9     Oxford Health Plans, Inc. (b)......       318
      4     PacifiCare Health Systems, Inc.
              (b)..............................       101
      3     Parexel International Corp. (b)....        28
      8     Pediatrix Medical Group, Inc.
              (b)..............................       302
      8     Perrigo Co. (b)....................        97
      1     PolyMedica Corp. (b)...............        41
      2     Priority Healthcare Corp., Class B
              (b)..............................        44
      1     Protein Design Labs, Inc. (b)......        12
      5     Province Healthcare Co. (b)........        48
      2     Rehabcare Group, Inc. (b)..........        34
      6     Renal Care Group, Inc. (b).........       176
      1     Respironics, Inc. (b)..............        43
      9     Sepracor, Inc. (b).................        87
     10     SICOR, Inc. (b)....................       165
      3     Sierra Health Services, Inc. (b)...        34
      2     Sola International, Inc. (b).......        32
     16     Steris Corp. (b)...................       391
      2     Sunrise Assisted Living, Inc.
              (b)..............................        56
      2     Surmodics, Inc. (b)................        49
      4     Sybron Dental Specialties, Inc.
              (b)..............................        57

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      3     Theragenics Corp. (b)..............  $     12
     14     Triad Hospitals, Inc. (b)..........       419
      6     Universal Health Services, Inc.,
              Class B (b)......................       254
     10     US Oncology, Inc. (b)..............        84
      4     Varian Medical Systems, Inc. (b)...       175
     16     Vertex Pharmaceuticals, Inc. (b)...       252
      3     Viasys Healthcare, Inc. (b)........        40
      6     VISX, Inc. (b).....................        54
      1     Vital Signs, Inc. .................        40
                                                 --------
                                                   12,622
                                                 --------
Investment Companies (2.0%):
     27     Mid-Cap 400 Depository Receipt.....     2,161
                                                 --------
Multi-Industry (0.2%):
      9     FMC Corp. (b)......................       245
                                                 --------
Raw Materials (3.5%):
      3     A. Schulman, Inc. .................        59
      7     Airgas, Inc. (b)...................       115
     12     AK Steel Holding Corp. (b).........        96
      2     Albemarle Corp. ...................        61
      2     Arch Chemicals, Inc. ..............        41
      2     Brady Corp., Class A...............        78
      1     Brush Engineered Materials, Inc.
              (b)..............................         8
      4     Buckeye Technologies, Inc. (b).....        22
      6     Cabot Corp. .......................       156
      3     Cambrex Corp. .....................        87
      3     Caraustar Industries, Inc. ........        27
      2     Carpenter Technology Corp. ........        28
      1     Cleveland Cliffs, Inc. ............        18
      3     Commercial Metals Co. .............        44
      1     Commonwealth Industries, Inc. .....         9
     13     Crompton Corp. ....................        75
      7     Cytec Industries, Inc. (b).........       193
      3     Ferro Corp. .......................        65
      3     Georgia Gulf Corp. ................        75
      4     Glatfelter (P. H.) Co. ............        57
      3     H.B. Fuller Co. ...................        77
      6     Harmonic Lightwaves, Inc. (b)......        14
      4     Harsco Corp. ......................       137
     12     Lubrizol Corp. ....................       367
      7     Lyondell Chemical Co. .............        94
      3     Macdermid, Inc. ...................        75
      3     Minerals Technologies, Inc. .......       134
      3     Mueller Industries, Inc. (b).......        95
      2     Nui Corp. .........................        27
      6     Olin Corp. ........................        92
      3     OM Group, Inc. ....................        22
      4     Omnova Solutions, Inc. (b).........        16
     10     Polyone Corp. .....................        38
      1     Quaker Chemical Corp. .............        19
      1     Quanex Corp. ......................        46

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       46
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
      2     Rayonier, Inc. ....................  $     80
      3     Reliance Steel & Aluminum Co. .....        72
      3     Rock-Tenn Co., Class A.............        37
     14     RPM, Inc. .........................       210
      3     Ryerson Tull, Inc. ................        16
      5     Scotts Co., Class A (b)............       236
     12     Solutia, Inc. .....................        44
      5     Steel Dynamics, Inc. (b)...........        56
      1     Steel Technologies, Inc. ..........        19
      5     Stillwater Mining Co. (b)..........        26
      2     Texas Industries, Inc. ............        52
      4     Tredegar Industries Corp. .........        58
      5     Unifi, Inc. (b)....................        29
      2     Universal Forest Products, Inc. ...        43
      3     Valspar Corp. .....................       152
      3     W-H Energy Services, Inc. (b)......        40
      2     WD-40 Co. .........................        42
      3     Wellman, Inc. .....................        44
      1     Wolverine Tube, Inc. (b)...........         6
                                                 --------
                                                    3,829
                                                 --------
Real Estate Investment Trust (0.9%):
      3     Capital Automotive Real Estate
              Investment Trust.................        76
      2     Colonial Properties Trust..........        72
      3     Glenborough Realty Trust, Inc. ....        53
      7     Hospitality Properties Trust.......       240
     12     Liberty Property Trust.............       385
     10     New Plan Excel Realty Trust........       194
                                                 --------
                                                    1,020
                                                 --------
Retail (8.0%):
     13     Abercrombie & Fitch Co., Class A
              (b)..............................       267
      4     American Eagle Outfitters, Inc.
              (b)..............................        61
     15     Ann Taylor Stores Corp. (b)........       307
      3     Applebee's International, Inc. ....        76
     19     Barnes & Noble, Inc. (b)...........       339
      2     Bell Microproducts, Inc. (b).......        11
     18     BJ's Wholesale Club, Inc. (b)......       330
      4     Bob Evans Farms, Inc. .............        87
     21     Borders Group, Inc. (b)............       345
      7     Brinker International, Inc. (b)....       218
      5     Burlington Coat Factory Warehouse
              Corp. ...........................        87
      5     Casey's General Stores, Inc. ......        62
      3     Cash America International,
              Inc. ............................        26
      3     Cato Corp., Class A................        55
     12     CBRL Group, Inc. ..................       370
      7     CDW Computer Centers, Inc. (b).....       323
      3     CEC Entertainment, Inc. (b)........        94
      3     Christopher & Banks Corp. (b)......        56
      2     Claire's Stores, Inc. .............        51
      2     Cost Plus, Inc. (b)................        63

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
      4     Delta & Pine Land Co. .............  $     80
     16     Dollar Tree Stores, Inc. (b).......       399
      3     Dress Barn, Inc. (b)...............        41
      3     Duane Reade, Inc. (b)..............        45
      2     Footstar, Inc. (b).................        14
      3     Fred's, Inc. ......................        71
      7     Furniture Brands International,
              Inc. (b).........................       170
      2     Genesco, Inc. (b)..................        41
      3     Goody's Family Clothing, Inc.
              (b)..............................        15
      4     Great Atlantic & Pacific Tea, Inc.
              (b)..............................        32
      2     Group 1 Automotive, Inc. (b).......        59
      3     Gymboree Corp. (b).................        46
      2     Hancock Fabrics, Inc. .............        30
      2     Haverty Furniture Cos., Inc. ......        32
      3     Hot Topic, Inc. (b)................        73
      2     IHOP Corp. (b).....................        51
      2     J. Jill Group, Inc. (b)............        28
      4     Jack in the Box, Inc. (b)..........        74
      4     JM Smuckers Co. ...................       161
      2     Jo-Ann Stores, Inc. (b)............        44
      3     Kellwood Co. ......................        70
      3     Landry's Seafood Restaurants,
              Inc. ............................        63
      2     Lone Star Steakhouse & Saloon,
              Inc. ............................        46
      6     Longs Drug Stores, Inc. ...........       129
      5     Men's Wearhouse, Inc. (b)..........        81
     11     Michael's Stores, Inc. (b).........       331
      2     Midas, Inc. (b)....................        10
      9     Neiman-Marcus Group, Inc., Class A
              (b)..............................       272
      2     O'Charleys, Inc. (b)...............        39
      4     Outback Steakhouse, Inc. ..........       154
      2     P.F. Chang's China Bistro, Inc.
              (b)..............................        89
      7     Panera Bread Co. (b)...............       240
      2     Papa John's International, Inc.
              (b)..............................        64
      5     Pep Boys-Manny, Moe & Jack.........        61
      3     Phillips-Van Heusen Corp. .........        33
     18     Pier 1 Imports, Inc. ..............       345
      2     Regis Corp. .......................        62
      8     Ross Stores, Inc. .................       328
      4     Ruby Tuesday, Inc. ................        68
      5     Ruddick Corp. .....................        67
      5     Ryan's Family Steakhouses, Inc.
              (b)..............................        53
     31     Saks, Inc. (b).....................       361
      2     School Specialty, Inc. (b).........        37
      3     Shopko Stores, Inc. (b)............        36
      8     Sonic Corp. (b)....................       157
      4     Stein Mart, Inc. (b)...............        26
      3     The Children's Place Retail Stores,
              Inc. (b).........................        30
      3     The Steak n Shake Co. (b)..........        28
      4     Too, Inc. (b)......................        86
      2     Ultimate Electronics, Inc. (b).....        16

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       47

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
      4     Whole Foods Market, Inc. (b).......  $    232
      9     Williams-Sonoma, Inc. (b)..........       256
      5     Zale Corp. (b).....................       154
                                                 --------
                                                    8,758
                                                 --------
Shelter (1.9%):
      5     Champion Enterprises, Inc. (b).....        14
      2     Chesapeake Corp. ..................        28
      2     Coachmen Industries, Inc. .........        26
     20     D.R. Horton, Inc. .................       352
      1     Deltic Timber Corp. ...............        32
      2     Essex Property Trust, Inc. ........       101
      4     Fleetwood Enterprises, Inc. (b)....        28
      6     Longview Fibre Co. ................        41
      1     Lydall, Inc. (b)...................        15
      1     MDC Holdings, Inc. ................        48
      1     Mobile Mini, Inc. (b)..............        23
      1     NVR, Inc. (b)......................       382
      8     Pentair, Inc. .....................       268
      2     Pope & Talbot, Inc. ...............        24
      3     Potlatch Corp. ....................        74
      5     Prime Hospitality Corp. (b)........        37
      7     Ryland Group, Inc. ................       230
      1     Skyline Corp. .....................        25
      3     Standard Pacific Corp. ............        84
      4     Thor Industries, Inc. .............       124
      3     Toll Brothers, Inc. (b)............        69
      6     Wausau-Mosinee Paper Corp. ........        63
                                                 --------
                                                    2,088
                                                 --------
Technology (12.4%):
     79     3Com Corp. (b).....................       365
      2     Actel Corp. (b)....................        40
     20     Activision, Inc. (b)...............       292
     11     Adaptec, Inc. (b)..................        64
      3     Adtran, Inc. (b)...................       114
      4     Advent Software, Inc. (b)..........        49
      7     Aeroflex, Inc. (b).................        45
      3     Allen Telecom, Inc. (b)............        31
      4     Alliance Semiconductor Corp. (b)...        16
      4     American Management Systems, Inc.
              (b)..............................        51
      1     AMETEK, Inc. ......................        55
      1     Analogic Corp. ....................        68
      2     Analysts International Corp. (b)...         4
      4     Anixter International, Inc. (b)....        93
      1     ANSYS, Inc. (b)....................        30
     17     Arrow Electronics, Inc. (b)........       212
      4     Artesyn Technologies, Inc. (b).....        15
     26     Ascential Software Corp. (b).......        62
     45     Atmel Corp. (b)....................       100
      3     ATMI, Inc. (b).....................        61
      2     Audiovox Corp., Class A (b)........        26

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      3     Avid Technology, Inc. (b)..........  $     61
     17     Avnet, Inc. .......................       189
     13     Avocent Corp. (b)..................       286
      2     Aware, Inc. (b)....................         4
      4     BE Aerospace, Inc. (b).............        13
      1     BEI Technologies, Inc. ............        16
      1     Bel Fuse, Inc., Class B............        24
      3     Belden, Inc. ......................        38
      3     Benchmark Electronics, Inc. (b)....        72
      2     Black Box Corp. ...................        98
      1     Brooktrout, Inc. (b)...............         5
      5     Cable Design Technologies Corp.
              (b)..............................        28
      2     CACI International, Inc., Class A
              (b)..............................        73
     14     Cadence Design Systems, Inc. (b)...       167
      2     Captaris, Inc. (b).................         6
      1     Catapult Communications Corp.
              (b)..............................        16
     14     Ceridian Corp. (b).................       197
      7     Cerner Corp. (b)...................       221
      9     Cirrus Logic, Inc. (b).............        25
      4     Cognex Corp. (b)...................        71
      3     Coherent, Inc. (b).................        58
      2     Cohu, Inc. ........................        31
      6     Commscope, Inc. (b)................        49
      7     Credence Systems Corp. (b).........        63
      3     CTS Corp. .........................        26
     14     Cypress Semiconductor Corp. (b)....        78
      2     Digi International, Inc. (b).......         5
      2     Dionex Corp. (b)...................        65
      5     DRS Technologies, Inc. (b).........       160
      3     DSP Group, Inc. (b)................        45
      2     Dupont Photomasks, Inc. (b)........        42
      5     Dycom Industries, Inc. (b).........        67
      2     EDO Corp. .........................        42
      3     Electro Scientific Industries, Inc.
              (b)..............................        56
      5     ESS Technology, Inc. (b)...........        28
      4     Exar Corp. (b).....................        49
     14     Fairchild Semiconductor Corp.
              (b)..............................       151
      4     FEI Co. (b)........................        55
      4     Filenet Corp. (b)..................        44
      2     FLIR Systems, Inc. (b).............        90
     17     FMC Technologies, Inc. (b).........       344
      4     Gencorp, Inc. .....................        35
      2     Gerber Scientific, Inc. (b)........         9
     15     Harris Corp. ......................       402
      3     Hutchinson Technology, Inc. (b)....        53
      3     Hyperion Solutions Corp. (b).......        86
      4     Infocus Corp. (b)..................        25
      5     Insight Enterprises, Inc. (b)......        43
      2     Inter-Tel, Inc. ...................        51
     13     International Rectifier Corp.
              (b)..............................       248
      4     Internet Security, Inc. (b)........        82
     26     Intersil Corp., Class A (b)........       362

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       48
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     14     Investment Technology Group (b)....  $    313
      2     Itron, Inc. (b)....................        40
      3     JDA Software Group, Inc. (b).......        27
      7     Keane, Inc. (b)....................        62
      2     Keithley Instruments, Inc. ........        20
     10     KEMET Corp. (b)....................        84
      8     Kopin Corp. (b)....................        30
      2     Kronos, Inc. (b)...................        75
      5     Kulicke & Soffa Industries, Inc.
              (b)..............................        27
     14     L-3 Communications Holdings, Inc.
              (b)..............................       640
     10     Lattice Semiconductor Corp. (b)....        86
     12     Legato Systems, Inc. (b)...........        60
      3     Lone Star Technologies, Inc. (b)...        46
      5     LTX Corp. (b)......................        32
      6     Macromedia, Inc. (b)...............        67
      5     Macrovision Corp. (b)..............        88
      3     Manhattan Associates, Inc. (b).....        73
      1     MapInfo Corp. (b)..................         7
      7     Mentor Graphics Corp. (b)..........        53
      2     Mercury Computer Systems, Inc.
              (b)..............................        69
     10     Micrel, Inc. (b)...................        92
     21     Microchip Technology, Inc. ........       508
      2     Micros Systems, Inc. (b)...........        40
      3     Microsemi Corp. (b)................        18
      2     MRO Software, Inc. (b).............        28
      3     Netegrity, Inc. (b)................        11
      2     Network Equipment Tech, Inc. (b)...         7
     27     Networks Associates, Inc. (b)......       428
      4     Newport Corp. (b)..................        47
      3     NYFIX, Inc. (b)....................        15
      2     Park Electrochemical Corp. ........        38
      1     PC-Tel, Inc. (b)...................        10
      3     Pericom Semiconductor Corp. (b)....        21
      3     Phoenix Technologies Ltd. (b)......        15
      2     Photon Dynamics, Inc. (b)..........        39
      3     Photronics, Inc. (b)...............        45
      6     Pinnacle Systems, Inc. (b).........        79
      3     Pioneer-Standard Electronics,
              Inc. ............................        30
      1     Planar Systems, Inc. (b)...........        28
      5     Plantronics, Inc. (b)..............        75
      5     Plexus Corp. (b)...................        40
      7     Powerwave Technologies, Inc. (b)...        38
      6     Price Communications Corp. (b).....        84
      4     Progress Software Corp. (b)........        47
     17     Quantum Corp.-DLT & Storage (b)....        45
      3     Radiant Systems, Inc. (b)..........        29
      3     Rainbow Technologies, Inc. (b).....        19
      6     Retek, Inc. (b)....................        15
     33     RF Micro Devices, Inc. (b).........       241
      2     Rogers Corp. (b)...................        36
      2     Roxio, Inc. (b)....................         9
      2     Rudolph Technologies, Inc. (b).....        32

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      3     SanDisk Corp. (b)..................  $     58
      1     SBS Technologies, Inc. (b).........        11
      1     SCM Microsystems, Inc. (b).........         5
      5     Semtech Corp. (b)..................        50
      4     SERENA Software, Inc. (b)..........        70
      2     SPSS, Inc. (b).....................        24
      2     Standard Microsystems Corp. (b)....        32
      5     Storage Technology Corp. (b).......       117
      1     Supertex, Inc. (b).................        19
     25     Sybase, Inc. (b)...................       334
     13     Symantec Corp. (b).................       513
      4     Symmetricom, Inc. (b)..............        19
      3     Synopsys, Inc. (b).................       126
      3     Systems & Computer Technology Corp.
              (b)..............................        29
     10     Take-Two Interactive Software, Inc.
              (b)..............................       240
     12     Tech Data Corp. (b)................       324
      3     Teledyne Technologies, Inc. (b)....        51
      6     Tetra Tech, Inc. (b)...............        70
      2     Three-Five Systems, Inc. (b).......        14
     21     Titan Corp. (b)....................       221
      1     Tollgrade Communications, Inc.
              (b)..............................        16
      4     Transaction Systems Architects,
              Inc. (b).........................        23
      3     Trimble Navigation Ltd. (b)........        38
     14     TriQuint Semiconductor, Inc. (b)...        60
      2     Ultratech Stepper, Inc. (b)........        23
      3     Veeco Instruments, Inc. (b)........        36
      4     Verity, Inc. (b)...................        48
      3     ViaSat, Inc. (b)...................        31
     33     Vishay Intertechnology, Inc. (b)...       368
      8     Wind River Systems, Inc. (b).......        35
      1     Woodward Governor Co. .............        50
      2     X-Rite, Inc. ......................        12
      1     Zixit Corp. (b)....................         6
                                                 --------
                                                   13,528
                                                 --------
Transportation (2.3%):
      5     Airborne, Inc. ....................        77
      3     Alaska Air Group, Inc. (b).........        60
      5     Alexander & Baldwin, Inc. .........       118
      2     Arkansas Best Corp. (b)............        65
      5     Atlantic Coast Airlines, Inc.
              (b)..............................        61
      6     C.H. Robinson Worldwide, Inc. .....       188
      9     CNF, Inc. .........................       307
      5     EGL, Inc. (b)......................        75
      5     Expeditors International of
              Washington, Inc. ................       176
      2     Forward Air Corp. (b)..............        43
      3     Frontier Airlines, Inc. (b)........        20
     11     J.B. Hunt Transport Services, Inc.
              (b)..............................       320
      6     Kansas City Southern Industries,
              Inc. (b).........................        72

Continued

ONE GROUP MARKET EXPANSION INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       49

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
      2     Kirby Corp. (b)....................  $     67
      4     Knight Transportation, Inc. (b)....        82
      2     Landstar System, Inc. (b)..........        96
      3     Mesa Air Group, Inc. (b)...........        14
      2     Midwest Express Holdings, Inc.
              (b)..............................         8
      3     Overseas Shipholding Group,
              Inc. ............................        63
      2     Roadway Express, Inc. .............        73
      6     Skywest, Inc. .....................        79
      6     Swift Transportation Co., Inc.
              (b)..............................       120
      3     US Freightways Corp. ..............        78
      8     Werner Enterprises, Inc. ..........       169
      3     Yellow Corp. (b)...................        76
                                                 --------
                                                    2,507
                                                 --------
Utilities (6.4%):
      4     AGL Resources, Inc. ...............        86
     18     ALLETE, Inc. ......................       413
     10     Alliant Energy Corp. ..............       161
      2     American States Water Co. .........        38
      7     American Water Works Co., Inc. ....       308
     19     Aquila, Inc. ......................        33
      2     Arch Coal, Inc. ...................        44
      5     Atmos Energy Corp. ................       115
      5     Avista Corp. ......................        56
      3     Black Hills Corp. .................        72
      2     Boston Communications Group (b)....        27
     26     Broadwing, Inc. (b)................        90
      1     Cascade Natural Gas Corp. .........        21
      1     Central Vermont Public Services
              Corp. ...........................        19
      2     CH Energy Group, Inc. .............        78
      5     Cleco Corp. .......................        65
      5     El Paso Electric Co. (b)...........        57
      3     Energen Corp. .....................        87
     24     Energy East Corp. .................       528
      3     Frontier Oil Corp. ................        48
      8     General Communication, Inc. (b)....        56
      1     Green Mountain Power Corp. ........        12

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      2     Hawaiian Electric Industries,
              Inc. ............................  $    101
      6     IDACORP, Inc. .....................       139
      4     MDU Resources Group, Inc. .........       114
     17     National Fuel Gas Co. .............       357
      3     New Jersey Resources Corp. ........        87
     28     Northeast Utilities................       424
      3     Northwest Natural Gas Co. .........        70
      3     Northwestern Corp. ................        14
     10     OGE Energy Corp. ..................       179
     16     Oneok, Inc. .......................       299
      3     Piedmont Natural Gas Co., Inc. ....        96
      4     PNM Resources, Inc. ...............        96
      6     Puget Energy, Inc. ................       128
     10     Questar Corp. .....................       292
     11     Scana Corp. .......................       351
     12     Sierra Pacific Resources...........        78
      6     Southern Union Co. (b).............        92
      3     Southwest Gas Corp. ...............        78
      3     Southwestern Energy Co. (b)........        31
      7     Telephone & Data Systems, Inc. ....       306
      8     UGI Corp. .........................       298
      1     UIL Holdings Corp. ................        51
      3     Unisource Energy Corp. ............        59
      8     Vectren Corp. .....................       185
     20     Wisconsin Energy Corp. ............       503
      4     WPS Resources Corp. ...............       139
                                                 --------
                                                    6,981
                                                 --------
  Total Common Stocks                             106,846
                                                 --------
INVESTMENT COMPANIES (2.4%):
  2,584     One Group Prime Money Market, Class
              I................................     2,584
                                                 --------
  Total Investment Companies                        2,584
                                                 --------
Total (Cost $111,366)(a)                         $109,430
                                                 ========

------------
Percentages indicated are based on net assets of $109,448.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  9,735
                   Unrealized depreciation......................   (11,671)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (1,936)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1000.

See notes to financial statements.

                                       50
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS (96.7%):
Business Equipment & Services (8.5%):
      7     Accenture Ltd. (b)..................  $   124
      1     Amphenol Corp., Class A (b).........       30
     82     AOL Time Warner, Inc. (b)...........    1,073
      5     Ceridian Corp. (b)..................       65
      4     Cognos, Inc. (b)....................      101
      1     Fair Issac & Co., Inc. .............       43
     16     First Data Corp. ...................      552
      2     Microchip Technology, Inc. (b)......       39
      3     Molex, Inc. ........................       65
      4     Newport Corp. (b)...................       54
      2     Reynolds & Reynolds Co. ............       41
                                                  -------
                                                    2,187
                                                  -------
Communications-Technology & Software (31.3%):
     20     3Com Corp. (b)......................       91
     40     ADC Telecommunications, Inc. (b)....       83
      8     Adobe Systems, Inc. ................      204
      3     Adtran, Inc. (b)....................       86
      1     Advanced Fibre Communication, Inc.
              (b)...............................       23
      4     Affiliated Computer Services, Class
              A.................................      195
      8     BMC Software, Inc. (b)..............      144
      6     Cadence Design Systems, Inc. (b)....       73
    138     Cisco Systems, Inc. (b).............    1,806
      4     Computer Sciences Corp. (b).........      121
     10     Comverse Technology, Inc. (b).......      101
      8     Informatica Corp. (b)...............       47
      3     Internet Security Inc (b)...........       57
      5     Intuit, Inc. (b)....................      230
      3     Macromedia, Inc. (b)................       33
      3     Macrovision Corp. (b)...............       50
     47     Microsoft Corp. (b).................    2,414
     41     Motorola, Inc. .....................      356
      5     NetIQ Corp. (b).....................       58
      3     Network Associates, Inc. (b)........       53
    110     Oracle Corp. (b)....................    1,189
     26     Parametric Technology Corp. (b).....       67
      4     Symantec Corp. (b)..................      158
      1     Synopsys, Inc. (b)..................       37
      7     Tellabs, Inc. (b)...................       52
     14     Tibco Software, Inc (b).............       88
      6     Titan Corp. (b).....................       58
      6     Unisys Corp. (b)....................       61
      7     Veritas Software Corp. (b)..........      116
                                                  -------
                                                    8,051
                                                  -------
Financial Services (0.5%):
      9     Concord EFS, Inc. (b)...............      135
                                                  -------
Hardware & Services (27.1%):
     12     Apple Computer, Inc. (b)............      175
     14     Automatic Data Processing, Inc. ....      557
      1     CDW Computer Centers, Inc. (b)......       22
     52     Dell Computer Corp. (b).............    1,401

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Hardware & Services, continued:
      8     Electronic Data Systems Corp. ......  $   155
     41     EMC Corp. (b).......................      254
      6     Fiserv, Inc. (b)....................      197
      8     Flextronics International Ltd.
              (b)...............................       64
     62     Hewlett-Packard Co. ................    1,078
     30     IBM Corp. ..........................    2,324
      6     Network Appliance, Inc. (b).........       62
      9     Paychex, Inc. ......................      246
     19     Solectron Corp. (b).................       68
     57     Sun Microsystems, Inc. (b)..........      178
      8     SunGard Data Systems, Inc. (b)......      186
                                                  -------
                                                    6,967
                                                  -------
Internet (3.0%):
      4     Amazon.Com, Inc. (b)................       70
      6     eBay, Inc. (b)......................      414
      7     Sybase, Inc. (b)....................       98
     11     Yahoo, Inc. (b).....................      186
                                                  -------
                                                      768
                                                  -------
Multimedia (0.5%):
      6     USA Networks, Inc. (b)..............      128
                                                  -------
Semiconductors (18.4%):
      0     Agere Systems, Inc., Class A (b)....        1
     22     Agere Systems, Inc., Class B (b)....       31
     10     Agilent Technologies (b)............      176
      5     Altera Corp. (b)....................       57
      9     Analog Devices, Inc. (b)............      224
     36     Applied Materials, Inc. (b).........      465
      5     Fairchild Semiconductor
              International, Inc. (b) ..........       55
      2     Integrated Circuit Systems (b)......       27
    124     Intel Corp. ........................    1,935
      4     KLA-Tencor Corp. (b)................      127
      4     Lam Research Corp. (b)..............       38
      7     Linear Technology Corp. ............      188
      6     Maxim Integrated Products, Inc. ....      195
      8     Micron Technology, Inc. (b).........       82
     21     STMicroelectronics NV...............      406
      4     Teradyne, Inc. (b)..................       46
     36     Texas Instruments, Inc. ............      546
      3     Vishay Intenational Technology, Inc.
              (b)...............................       30
      6     Xilinx, Inc. (b)....................      113
                                                  -------
                                                    4,742
                                                  -------
Technology (7.1%):
      4     Arrow Electronics, Inc. (b).........       52
     32     Ascential Software Corp. (b)........       77
     10     ASML Holding NV (b).................       79
      9     AutoDesk, Inc. .....................      126
      5     Avnet, Inc. ........................       51
      3     Electronic Arts, Inc. (b)...........      124

Continued

ONE GROUP TECHNOLOGY FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       51

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
      2     Imation Corp. (b)...................  $    53
      5     Intersil Corp., Class A (b).........       64
      3     Jabil Circuit, Inc. (b).............       57
      2     Lexmark International Group, Inc.
              (b)...............................      103
      2     LSI Logic Corp. (b).................       13
      1     Micromuse, Inc. (b).................        3
      2     National Instruments Corp. (b)......       65
      4     Novellus Systems, Inc. (b)..........      115
      8     PeopleSoft, Inc. (b)................      146
      2     Qlogic Corp. (b)....................       55
     16     Qualcomm, Inc. (b)..................      598
      4     Semtech Corp. (b)...................       41
                                                  -------
                                                    1,822
                                                  -------

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities (0.3%):
      6     Tekelec (b).........................  $    67
                                                  -------
  Total Common Stocks                              24,867
                                                  -------
INVESTMENT COMPANIES (4.0%):
  1,033     One Group Prime Money Market Fund,
              Class I...........................    1,033
                                                  -------
  Total Investment Companies                        1,033
                                                  -------
Total (Cost $48,565)(a)                           $25,900
                                                  =======

------------
Percentages indicated are based on net assets of $25,723.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $    821
                   Unrealized depreciation......................   (23,486)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(22,665)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

                                       52
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
 COMMON STOCKS (98.6%):
Health Care (98.6%):
    14      Abbott Laboratories.................  $   564
     9      Affymetrix, Inc. (b)................      201
     9      Allergan, Inc. .....................      492
     9      AmerisourceBergen Corp. ............      472
    22      Amgen, Inc. (b).....................    1,072
     5      Anthem, Inc. (b)....................      340
    15      Baxter International, Inc. .........      413
     4      Boston Scientific Corp. (b).........      179
     4      Cardinal Health, Inc. ..............      225
    16      Eli Lilly & Co. ....................    1,022
     4      Express Scripts, Inc., Class A
              (b)...............................      207
     2      Forest Laboratories, Inc. (b).......      196
     7      Gilead Sciences, Inc. (b)...........      247
    10      HCA-The Healthcare Corp. ...........      424
    10      IDEC Pharmaceuticals Corp. (b)......      330
    10      Johnson & Johnson...................      537
    19      MedImmune, Inc. (b).................      508
    17      Medtronic, Inc. ....................      779
    22      Merck & Co., Inc. ..................    1,257

 SHARES             SECURITY DESCRIPTION           VALUE
---------   ------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    16      Millennium Pharmaceuticals, Inc.
              (b)...............................
    26      Pfizer, Inc. .......................  $   785
    23      Pharmacia Corp. ....................      969
    23      Protein Design Labs, Inc. (b).......      198
     7      St. Jude Medical, Inc. (b)..........      258
     6      UnitedHealth Group, Inc. ...........      476
     4      Universal Health Services, Inc.,
              Class B (b).......................      158
     9      Vertex Pharmaceuticals, Inc. (b)....      143
    17      Wyeth...............................      633
                                                  -------
  Total Common Stocks                              13,212
                                                  -------
INVESTMENT COMPANIES (1.7%):
   227      One Group Prime Money Market, Class
              I.................................      227
                                                  -------
  Total Investment Companies                          227
                                                  -------
Total (Cost $14,071)(a)                           $13,439
                                                  =======

------------
Percentages indicated are based on net assets of $13,398.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   591
                   Unrealized depreciation......................   (1,223)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $  (632)
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS (93.3%):
Argentina (0.2%):
     112    Banco Frances Rio SA..............  $    130
      36    Grupo Financiero Galicia ARS
              (b).............................        72
     482    PC Holdings SA....................       322
      16    Siderar SA, Class A (b)...........        27
     254    Siderca SA........................       396
      44    Telecom Argentina SA-SP ADR (b)...        99
     125    Transportadora de Has Del Sur
              (b).............................        41
       8    YPF Sociedad Anonima..............       108
                                                --------
                                                   1,195
                                                --------
Australia (3.7%):
      75    Amcor Ltd. .......................       359
     117    Amp Ltd. .........................       737
      86    Australian Gas Light Co. .........       508
      64    BHP Steel Ltd. (b)................       117
      87    Boral Ltd. .......................       214
      99    Brambles Industries Ltd. .........       262
     321    Broken Hill Proprietary Co.,
              Ltd. ...........................     1,837
      91    Coca-Cola Amatil Ltd. ............       269
     139    Coles Myer Ltd. ..................       493
     120    Commonwealth Bank of Australia....     1,824
      44    Computershare Ltd. ...............        46
      14    CSL Ltd. .........................       169
     106    CSR Ltd. .........................       378
     181    Foster's Brewing Group Ltd. ......       459
      64    Futuris Corp., Ltd. ..............        47
     228    General Property Trust............       382
     287    Goodman Fielder Ltd. .............       287
      38    Iluka Resources Ltd. .............        99
      71    James Hardie Industries Nv........       271
      35    Leighton Holdings Ltd. ...........       201
      44    Lend Lease Corp. .................       243
     142    National Australia Bank Ltd. .....     2,538
     149    News Corp., Ltd. .................       961
      43    Onesteel Ltd. ....................        44
       9    Orica Ltd. .......................        52
      33    Origin Energy Ltd. ...............        69
      37    Pacific Dunlop Ltd. (b)...........       158
      22    Paperlinx Ltd. ...................        62
      75    QBE Insurance Group Ltd. .........       343
      37    Rio Tinto Ltd. ...................       705
      50    Santos Ltd. ......................       169
      82    Southcorp Holdings Ltd. ..........       212
     150    Stockland Trust Group.............       408
      36    Tabcorp Holdings Ltd. ............       218
     280    Telstra Corp., Ltd. ..............       696
      15    Wesfarmers Ltd. ..................       224
     215    Westfield Trust...................       419
     206    Westpac Banking Corp., Ltd. ......     1,594
     144    WMC Ltd. .........................       399

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
     144    WMC Resources Ltd. (b)............  $    343
      86    Woolworth Ltd. ...................       552
                                                --------
                                                  19,368
                                                --------
Austria (0.9%):
       6    Boehler Uddeholm..................       296
      11    BWT AG............................       111
       9    Flughafen Wien AG.................       292
       6    Mayr-Melnhof Karton AG............       429
      15    OMV AG............................     1,508
      16    Osterreichische
              Elekrizitaitswirtschafts-AG,
              Class A.........................     1,325
      11    Radex-Heraklith
              Industriebeteiligungs AG........        88
       9    VA Technologie AG.................       138
      29    Wienerberger Baustoffindustrie
              AG..............................       516
                                                --------
                                                   4,703
                                                --------
Belgium (1.9%):
      16    Agfa Gevaert NV...................       357
       4    Bekaert SA........................       181
       6    Colrayt...........................       331
       8    Electrabel SA.....................     1,998
     162    Fortis............................     2,861
      22    Groupe Bruxelles Lambert SA.......       905
      25    Interbrew Co. ....................       590
      29    Kredietbank NV....................       927
       0    SA D'Ieteren NV...................        54
      13    Solvay SA.........................       926
      36    Suez Lyonnaise Des Eaux Strip
              (b).............................         0
      12    Total Fina SA, Strip (b)..........         0
      19    UCB Cap Npv Ord...................       589
       3    Union Miniere Group SA............       129
                                                --------
                                                   9,848
                                                --------
Brazil (0.4%):
     205    Ambev Cia Bebid...................        28
       2    Brasil Telecom Participacoes SA
              ADR.............................        48
  43,175    Centrais Electricas Brasileiras
              SA..............................       288
   9,188    Centrais Geradoras do Sul do
              Brasil SA (b)...................         9
     195    Cia Paulista de Forca e Luz.......         3
   4,228    Companhia Siderurgica Nacional....        61
     195    CPFL Geracao de Energia SA........         0
   1,865    Embratel Participacoes SA.........         2
      10    Embratel Participacoes SA ADR
              (b).............................        11
      33    Souza Cruz SA.....................       166
   2,130    Tele Centro Sul Participacoes.....         8
  10,727    Tele Norte Leste Participacoes....        61
   4,045    Telefonica Data Brasil Holding
              (b).............................         0
      28    Telefonica SA ADR (b).............       736

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       54
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Brazil, continued:
      83    Telekom Austria AG (b)............  $    841
   3,244    Telesp Celular Participacoes......         3
   4,045    Telesp Participacoes SA...........        26
                                                --------
                                                   2,291
                                                --------
Canada (0.0%):
       3    Alcan Aluminum Ltd. ..............        76
                                                --------
Chile (0.2%):
       9    Banco Santander Chile SA ADR......       169
       9    Cristalerias de Chile ADR.........       159
      14    Embotelladora Andina SA ADR.......        98
       7    Embotelladora Andina SA, Series A
              ADR.............................        48
      23    Enersis SA ADR (b)................        93
      17    Madeco SA ADR (b).................         8
      14    Masisa SA ADR.....................       104
       6    Quimica Y Minera Chile SA ADR.....       139
      35    Telecomunicaciones de Chile SA
              ADR.............................       333
       5    Vina Concho y Toro SA ADR.........       152
                                                --------
                                                   1,303
                                                --------
Denmark (1.1%):
       3    Bang & Olufsen Holding A/S........        62
       3    Carlsberg A/S, Class B............       147
       0    D/S 1912, Class B.................       548
       0    D/S Svendborg A/S, Class B........       590
       9    Danisco A/S.......................       289
      75    Danske Bank.......................     1,231
      12    Falck A/S.........................       253
       6    FLS Industries A/S, Class B (b)...        47
      41    GN Store Nord A/S (GN Great
              Nordic).........................       118
       7    ISS A/S (b).......................       241
      63    Nordic Baltic Holding AB..........       283
      43    Novo Nordisk A/S..................     1,243
       9    Novozymes A/S, Class B (b)........       192
      23    Tele Danmark A/S, Class B.........       554
                                                --------
                                                   5,798
                                                --------
Finland (0.8%):
       6    FNM Instrumentarium...............       256
      55    Nokia Corp., ADR..................       853
     141    Nokia Oyj, Class A................     2,242
      20    Outokumpo Oy, Class A.............       175
       4    Pohjola Group, Class D PLC........        55
      28    Sampo Insurance Co. ..............       209
       0    Tieto Corp., Class B..............         6
      10    UPM-Kymmene Corp. ................       311
                                                --------
                                                   4,107
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
France (8.2%):
      18    Accor SA..........................  $    533
     100    Alcatel Alsthom...................       437
     127    AXA...............................     1,704
      76    Banque Nationale de Paris.........     3,107
       7    BBVA Banco Frances SA (b).........        20
       2    Beghin-Say........................        76
       6    BIC...............................       215
      19    Bouygues SA.......................       521
      11    Cap Gemini Sogeti SA..............       249
      48    Carrefour SA......................     2,153
       6    Casino Guichard-Perrachon.........       462
       2    Club Mediterranee SA (b)..........        54
      25    Compagnie de Saint-Gobain.........       733
       3    Compagnie Francaise d'Etudes et de
              Construction Technip............       208
       9    Dassault Systems SA...............       198
       6    Essilor International.............       250
      35    France Telecom SA.................       618
      11    Groupe Danone.....................     1,479
       1    Imetal SA.........................       189
       6    L'Air Liquide.....................       805
       8    L'Air Liquide, Registered
              Shares..........................     1,042
      34    L'Oreal SA........................     2,583
      10    Lafarge SA........................       784
      11    Lagardere SCA.....................       451
      23    LVMH (Louis Vuitton Moet
              Hennessy).......................       947
      14    Michelin, Class B, Registered
              Shares..........................       471
       0    Natexis SA........................         5
       6    Pechiney SA, Class A..............       201
       6    Pernod-Ricard.....................       559
       8    Pinault Printemps Redoute SA......       552
       2    Provimi...........................        27
      17    Psa Peugeot Citroen...............       692
      57    Rhone-Poulenc SA..................     3,115
       3    Sagem SA..........................       202
      37    Sanofi Synthelabo SA..............     2,262
      30    Societe Generale, Class A.........     1,730
      16    Sodexho Alliance SA...............       364
      48    STMicroelectronics NV.............       946
      90    Suez Lyonnaise Des Eaux SA........     1,558
      12    Thomson CSF.......................       306
      64    Total SA, Class B.................     9,100
       6    Valeo SA..........................       195
       4    Vinci.............................       207
      74    Vivendi Universal SA..............     1,199
                                                --------
                                                  43,509
                                                --------
Germany (9.7%):
       8    Adidas AG.........................       644
      30    Allianz AG........................     2,865

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
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--------------------------------------------------------------------------------

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(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       55

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
       2    AMB Aachener und Muenchener
              Beteiligungs AG.................  $    133
      99    BASF AG...........................     3,735
     109    Bayer AG..........................     2,296
      77    Bayerische Vereinsbank AG.........     1,199
      10    Beiersdorf AG, Series ABC.........     1,107
       8    Carbon AG (b).....................        65
       3    CKAG Colonia Konzern AG...........        79
      20    Continental AG (b)................       303
     150    Daimler-Chrysler AG...............     4,576
      94    Deutsche Bank AG, Registered
              Shares..........................     4,342
     377    Deutsche Telekom AG...............     4,830
       5    Douglas Holding AG................        79
      25    Epcos AG (b)......................       256
       6    Heidelberger Zement AG............       233
       3    Henkel KGaA.......................       190
      25    Infineon Technologies AG (b)......       184
      12    Karstadt Quelle AG................       195
      12    Linde AG..........................       454
      41    Lufthansa AG (b)..................       384
      28    Man AG............................       393
      18    Merck KGaA........................       467
      27    Metro AG..........................       661
       1    Metro AG (b)......................        11
      16    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares..........................     1,875
      24    Preussag AG.......................       402
      65    RWE AG............................     1,674
      38    SAP AG............................     2,963
      35    Schering AG.......................     1,544
     150    Siemens AG........................     6,371
      68    Thyssen Krupp AG..................       771
     103    VEBA AG...........................     4,170
      48    Volkswagen AG.....................     1,747
                                                --------
                                                  51,198
                                                --------
Greece (0.6%):
      12    Alpha Credit Bank SA..............       140
      12    Attica Enterprises................        31
      14    Bank of Piraeus...................        88
       8    Commercial Bank of Greece SA......       118
      14    Eurobank..........................       162
       6    Fourlis SA........................         6
       9    Hellenic Bottling Co., SA.........       125
       8    Hellenic Petroleum SA.............        47
      28    Hellenic Telecommunication
              Organization....................       312
       8    Intracom SA.......................        36
       6    Lambrakis Press SA (b)............        13

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Greece, continued:
      38    National Bank of Greece SA........  $    540
      24    Panafon Hellenic Telecom SA.......       139
       2    Papastratos Cigarette Co. ........        37
      80    Public Power Corp., Registered
              Shares GDR......................     1,133
       3    Titan Cement Co. .................       115
                                                --------
                                                   3,042
                                                --------
Hong Kong (2.1%):
      73    Bank of East Asia Ltd. ...........       124
     120    Beijing Datang Power Generation
              Ltd. ...........................        39
     248    Cathay Pacific Airways Ltd. ......       339
     499    China Mobile Ltd. (b).............     1,186
     145    Citic Pacific Ltd. ...............       268
     202    CLP Holdings Ltd. ................       814
     240    Denway Motors Ltd. ...............        81
      88    Hang Seng Bank Ltd. ..............       937
     447    Hong Kong & China Gas Co.,
              Ltd. ...........................       578
     327    HSBC Holdings PLC.................     3,608
     126    Huaneng Power International,
              Inc. ...........................       101
     210    Hutchison Whampoa Ltd. ...........     1,314
      22    Hysan Development Co., Ltd. ......        17
     226    Johnson Electric Holdings.........       248
     408    Legend Holdings Ltd. .............       136
      68    Li & Fung Ltd. ...................        65
     588    Pacific Century Cyberworks Ltd.
              (b).............................        93
   1,200    Petrochina Co., Ltd. .............       239
      18    Shangri-La Asia Ltd. .............        12
     104    Sino Land Co. ....................        33
      62    Sun Hung Kai Properties Ltd. .....       367
     143    Sunevision Holdings Ltd. (b)......        19
      45    Swire Pacific Ltd., Class A.......       172
     250    Tan Chong International Ltd. .....        34
      75    Television Broadcasts Ltd. .......       237
      30    Wharf Holdings....................        57
                                                --------
                                                  11,118
                                                --------
Hungary (0.6%):
       4    Danubius Hotel and SpA Rt.........        68
       8    Gedeon Richter Rt.................       502
     270    Matav Rt..........................       980
      22    MOL Magyar Olaj-Es Gazipari Rt....       523
     108    OTP Bank Rt.......................     1,061
                                                --------
                                                   3,134
                                                --------
India (0.9%):
      74    Arvind Mills Ltd. GDR (b).........        22
       3    Ashok Leyland Ltd. GDR (b)........        15
      21    Bajaj Auto Ltd. GDR...............       217

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
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                                       56
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
India, continued:
      22    Bombay Dye & Manufacturing Co.
              GDR.............................  $     21
      89    Century Textile & Industries Ltd.
              GDR.............................        80
      14    East India Hotels Ltd. GDR........        55
      30    Grasim Industries Ltd. GDR........       193
      12    Grasim Industries Ltd. GDR........        80
      19    Great Eastern Shipping Co. GDR....        56
      53    Gujarat Ambuja Cements Ltd. GDR...       175
       7    Hexaware Technologies Ltd. GDR
              (b).............................         9
      17    Hindalco Industries Ltd. GDR......       210
      10    ICICI Bank Ltd. ADR...............        66
      56    India Cements Ltd. GDR............        20
      23    Indian Aluminum Co., Ltd. GDR.....        55
      19    Indian Hotels Co., Ltd. GDR.......        69
      10    Indian Petrochemicals Corp., Ltd.
              GDR.............................        46
      41    Indian Rayon & Industries Ltd. GDR
              (b).............................        73
      95    Indo Gulf Fertilizers and
              Chemicals Corp., Ltd. GDR (b)...       100
      11    Infosys Technologies Ltd. ........       737
      17    ITC Ltd. GDR......................       240
      28    Larsen & Toubro Ltd. GDR..........       244
      24    Mahanagar Telephone ADR...........        93
       8    Mahindra & Mahindra Ltd. GDR......        17
      32    Ranbaxy Laboratories Ltd. GDR.....       410
       8    Raymond Ltd. GDR..................        32
      61    Reliance Industries Ltd. GDR......       753
      20    State Bank of India GDR...........       269
      20    Steel Authority of India Ltd. GDR
              (b).............................        57
      16    Tata Engineering & Locomotive Co.,
              Ltd. GDR (b)....................        55
      25    United Phosphorus Ltd. GDR........        85
                                                --------
                                                   4,554
                                                --------
Ireland (0.7%):
      25    Allied Irish Banks PLC............       337
     106    Allied Irish Banks PLC............     1,434
      17    CRH PLC...........................       212
      29    CRH PLC...........................       352
       7    DCC PLC...........................        73
      34    Elan Corp., PLC (b)...............        85
      67    Independent Newspapers PLC........       106
       1    Iona Technologies PLC (b).........         4
      38    Irish Life & Permanent PLC........       416
      17    Kerry Group, Class A PLC..........       227
      77    Ryanair Holdings PLC (b)..........       545
                                                --------
                                                   3,791
                                                --------
Israel (0.6%):
       0    Africa-Israel Investments Ltd.
              (b).............................        36
       1    Agis Industries Ltd. .............         7

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Israel, continued:
       2    American Israeli Paper Mills......  $     59
     229    Bank Hapoalim Ltd. (b)............       327
     340    Bezeq Israeli Telecom Co. (b).....       330
       5    Check Point Software Technologies
              Ltd. (b)........................        65
       9    Clal Insurance Enterprise
              Holdings........................       109
      13    ECI Telecommunications (b)........        27
       6    Elco Holdings Ltd. ...............        53
      80    First International Bank of
              Israel, Class 1 (b).............        51
      20    First International Bank of
              Israel, Class 5 (b).............        52
       3    Gilat Satellite Networks Ltd.
              (b).............................         1
       7    IDB Holding Corp., Ltd. (b).......       102
      49    Industrial Buildings Corp. (b)....        26
     278    Israel Chemicals Ltd. ............       284
       0    Israel Corp. Ltd. (b).............        15
       1    Israel Corp., Ltd. (b)............        79
       0    Israel Petrochemical Enterprises
              (b).............................         1
       6    Koor Industries ADR (b)...........        13
       0    Koor Industries Ltd. (b)..........         4
      94    Makhteshim Agan Industries........       155
      26    Osem Investment Ltd. .............       129
       1    Property & Building Corp.,
              Ltd. ...........................        46
       8    Scitex Corp., Ltd. (b)............        11
      11    Super-Sol Ltd. ADR................        99
      23    Teva Pharmaceutical ADR...........       880
                                                --------
                                                   2,961
                                                --------
Italy (7.8%):
     230    Alitalia SpA (b)..................        58
     206    Assicurazioni Generali SpA........     4,237
     140    Autostrade -- Concessioni e
              Construzioni SpA................     1,393
     300    Banca Intesa SpA..................       494
     300    Banca Nazionale del Lavoro SpA
              (b).............................       332
      82    Banca Popolare di Milano (b)......       298
     212    Bancario San Paolo di Torino......     1,382
     759    Banco Ambrosiano Veneto SpA.......     1,601
     296    Bipop-Carire SpA (b)..............       138
      44    Bulgari SpA.......................       207
     102    Capitalia SpA.....................       131
     351    Enel Spa..........................     1,829
     588    Eni Spa...........................     9,343
      60    Fiat SpA..........................       486
      18    Fiat SpA (Non-convertible)........        80
      32    Italcementi SpA...................       321
      51    Italgas SpA.......................       687

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       57

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Italy, continued:
      17    Luxottica Group Spay..............  $    224
      13    Marzotto (Gaetano) & Figli SpA....        72
     147    Mediaset SpA......................     1,123
     126    Mediobanca SpA....................     1,034
      49    Mondadori (Arnoldo) Editore SpA...       306
     115    Parmalat Finanziaria SpA..........       274
     283    Pirelli SpA.......................       262
      92    Riuniune Adriatici de Sicurta
              SpA.............................     1,122
   1,093    Seat Pagine Gialle SpA (b)........       744
      95    Sirti SpA.........................        95
      86    Snam Rete Gas SpA.................       292
      62    Snia SpA..........................       119
     511    Telecom Italia Mobile SpA.........     3,874
     775    Telecom Italia Mobile SpA di
              Risp............................     3,538
     376    Telecom Italia SpA................     1,897
      40    Telecom Italia SpA................       170
      35    Tiscali SpA (b)...................       159
     698    Unicredito Italiano SpA...........     2,792
                                                --------
                                                  41,114
                                                --------
Japan (27.4%):
      54    77th Bank Ltd. ...................       221
      14    Acom Co., Ltd. ...................       445
      10    Advantest Corp. ..................       462
       3    Aiful Corp. ......................       113
      70    Ajinomoto Co., Inc. ..............       731
      28    Alps Electric Co., Ltd. ..........       309
      38    Amada Co., Ltd. ..................       104
      25    Amano Corp. ......................       153
       9    Aoyama Trading Co., Ltd. .........       127
      79    Asahi Breweries Ltd. .............       518
     166    Asahi Chemical Industry Co.,
              Ltd. ...........................       411
     124    Asahi Glass Co., Ltd. ............       760
       5    Autobacs Seven Co., Ltd. .........       110
     136    Bank of Yokohama Ltd. ............       537
      12    Benesse Corp. ....................       133
      60    Bridgestone Corp. ................       743
     116    Canon, Inc. ......................     4,369
      44    Casio Computer Co., Ltd. .........       245
       0    Central Japan Railway Co. ........       747
     113    Chichibu Onoda Cement Co. ........       143
      10    Chubu Electric Power Company,
              Inc.............................       179
      25    Chugai Pharmaceutical Co.,
              Ltd. ...........................       237
      63    Citizen Watch Co., Ltd. ..........       281
      24    Credit Saison Co., Ltd. ..........       408
      11    CSK Corp. ........................       231
      98    Dai Nippon Printing Co., Ltd. ....     1,084
      34    Dai-Ichi Pharmaceuticals..........       488
      53    Daicel Chemical Industries
              Ltd. ...........................       150

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      56    Daiei, Inc. (b)...................  $     61
      20    Daifuku Co., Ltd. ................        60
      30    Daikin Industries Ltd. ...........       475
      37    Daimura, Inc. ....................       110
     103    Dainippon Ink & Chemicals, Inc.
              (b).............................       165
      20    Daito Trust Construction Co.,
              Ltd. ...........................       451
      64    Daiwa House Industry Co., Ltd. ...       360
     161    Daiwa Securities Co., Ltd. .......       715
      56    Denki Kagaku Kogyo Kabushiki
              Kaisha..........................       122
      84    Denso Corp. ......................     1,380
      45    Dianippon Screen Manufacturing
              Co., Ltd. ......................       157
       0    East Japan Railway Co. ...........     2,154
      37    Ebara Corp. ......................       114
      36    Eisai Co., Ltd. ..................       808
      15    Fanuc Co., Ltd. ..................       672
       7    Fast Retailing Co., Ltd. .........       247
      57    Fuji Photo Film Co., Ltd. ........     1,859
       0    Fuji Television Network, Inc. ....       201
      48    Fujikura Ltd. ....................       114
      10    Fujisawa Pharmaceutical Co.,
              Ltd. ...........................       229
     217    Fujitsu Ltd. .....................       620
      82    Furukawa Electric Co., Ltd. ......       172
      81    Gunma Bank Ltd. ..................       352
      31    Gunze Ltd. .......................       114
      30    Hankyu Department Stores, Inc. ...       145
       6    Hirose Electric Co., Ltd. ........       450
     356    Hitachi Ltd. .....................     1,365
     171    Hitachi Zosen Corp. (b)...........        36
      81    Honda Motor Co., Ltd. ............     3,004
      15    House Foods Corp. ................       142
      17    Hoya Corp. .......................     1,197
      25    Isetan Co., Ltd. .................       171
      59    Ishihara Sangyo Kaisha Ltd. (b)...        61
      46    ITO-Yokado Co., Ltd. .............     1,357
     171    Itochu Corp. .....................       370
     114    Japan Airlines System Corp. (b)...       243
      36    JFE Holdings, Inc. (b)............       442
      32    JGC Corp. ........................       179
      33    JUSCO Co., Ltd. ..................       781
     118    Kajima Corp. .....................       264
      31    Kamigumi Co., Ltd. ...............       149
      91    Kanebo Ltd. (b)...................        87
      43    Kaneka Corp. .....................       230
     120    Kansai Electric Power Co.,
              Inc. ...........................     1,806
      75    Kao Corp. ........................     1,646
     177    Kawasaki Heavy Industries Ltd.
              (b).............................       140
      97    Kawasaki Kisen Kaisha Ltd. .......       167

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       58
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      95    Keihin Electric Express Railway
              Co., Ltd. ......................  $    432
      24    Kikkoman Corp. ...................       166
      45    Kinden Corp. .....................       166
     197    Kinki Nippon Railway Co., Ltd. ...       426
     109    Kirin Brewery Co., Ltd. ..........       693
      20    Kokuyo Co., Ltd. .................       166
     116    Komatsu Ltd. .....................       378
      10    Komori Corp. .....................       102
      16    Konami Co., Ltd. .................       374
      40    Konica Corp. .....................       290
      29    Koyo Seiko Co., Ltd. .............       129
     160    Kubota Corp. .....................       434
      46    Kuraray Co., Ltd. ................       285
      18    Kurita Water Industries Ltd. .....       181
      20    Kyocera Corp. ....................     1,135
      49    Kyowa Hakko Kogyo Co., Ltd. ......       203
      17    Makita Corp. .....................       123
      41    Marui Co., Ltd. ..................       401
     244    Matsushita Electric Industrial
              Co., Ltd. ......................     2,406
      42    Meiji Milk Products Co., Ltd. ....       132
      40    Meiji Seika Kaisha Ltd. ..........       118
       0    Millea Holdings, Inc. (b).........     1,259
      44    Minebea Co., Ltd. ................       153
     232    Mitsubishi Chemical Corp. (b).....       463
     171    Mitsubishi Corp. .................     1,045
     251    Mitsubishi Electric Corp. (b).....       580
     140    Mitsubishi Estate Co., Ltd. ......     1,066
      68    Mitsubishi Gas Chemical Co.,
              Inc. ...........................        95
     396    Mitsubishi Heavy Industries
              Ltd. ...........................       968
      30    Mitsubishi Logistics Corp. .......       146
     135    Mitsubishi Materials Corp. .......       148
      34    Mitsubishi Paper Mills Ltd. ......        41
     101    Mitsubishi Rayon Co., Ltd. .......       231
       1    Mitsubishi Tokyo Financial Group,
              Inc. ...........................     3,104
     182    Mitsui & Co., Ltd. ...............       850
     118    Mitsui Engineering & Shipbuilding
              Co., Ltd. (b)...................        86
     100    Mitsui Fudosan Co., Ltd. .........       649
     182    Mitsui Marine & Fire Insurance
              Co., Ltd. ......................       837
      68    Mitsui Mining & Smelting Co.,
              Ltd. ...........................       157
      59    Mitsukoshi Ltd. ..................       123
       1    Mizuho Holdings, Inc. ............       657
      14    Mori Seiki Co., Ltd. .............        71
      33    Murata Manufacturing Co., Ltd. ...     1,285
       8    Namco Ltd. .......................       132
     183    NEC Corp. ........................       685
      48    NGK Insulators Ltd. ..............       262
      31    NGK Spark Plug Co., Ltd. .........       201

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      49    Nichirei Corp. ...................  $    137
     172    Nikko Securities Co., Ltd. .......       580
      39    Nikon Corp. (b)...................       293
      13    Nintendo Co., Ltd. ...............     1,252
      19    Nippon Comsys Corp. ..............        64
     123    Nippon Express Co., Ltd. .........       482
      42    Nippon Meat Packers, Inc. ........       419
      78    Nippon Minings Holdings, Inc.
              (b).............................       104
     196    Nippon Oil Co. ...................       889
      67    Nippon Sheet Glass Co., Ltd. .....       120
      24    Nippon Shokubai K.K. Co. .........       101
     777    Nippon Steel Co. .................       910
       1    Nippon Telegraph and Telephone
              Corp. ..........................     1,947
       0    Nippon Unipac Holding.............       451
     135    Nippon Yusen Kabushiki Kaisha.....       455
      39    Nishimatsu Construction...........       115
     298    Nissan Motor Co., Ltd. (b)........     2,325
      42    Nisshinbo Industries, Inc. .......       146
      14    Nissin Food Products Co., Ltd. ...       313
      21    Nitto Denko Corp. ................       607
     235    Nomura Securities Co., Ltd. ......     2,642
      19    Noritake Co., Ltd. ...............        54
      69    NSK Ltd. .........................       178
      63    NTN Corp. ........................       218
       0    NTT Data Corp. (c)................       276
       3    NTT Mobile Communication..........     5,522
      81    Obayashi Corp. ...................       180
       0    Odakyu Electric Railway Co.,
              Ltd. ...........................         0
     106    Oji Paper Co., Ltd. ..............       457
      38    Okumura Corp. ....................       123
      25    Olympus Optical Co., Ltd. ........       407
      40    Omron Corp. ......................       590
      22    Onward Kashiyama Co., Ltd. .......       172
      11    Orix Corp. .......................       690
     290    Osaka Gas Co., Ltd. ..............       716
      19    Pioneer Electronic Corp. .........       356
      14    Promise Co., Ltd. ................       499
      88    Ricoh.............................     1,444
      16    Rohm Co., Ltd. ...................     1,986
      22    Sanden Corp. .....................        72
      55    Sankyo Co., Ltd. .................       690
       8    Sanrio Co., Ltd. .................        40
     229    Sanyo Electric Co., Ltd. .........       596
      36    Sapporo Breweries Ltd. ...........        59
      30    Secom Co., Ltd. ..................     1,029
      17    Sega Enterprises Ltd. (b).........       167
      27    Seino Transportation Co., Ltd. ...       158
      31    Seiyu Ltd. (b)....................        91

Continued

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--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       59

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      69    Sekisui Chemical Co., Ltd. .......  $    179
      85    Sekisui House Ltd. ...............       602
      52    Seven-Eleven Japan Ltd. ..........     1,586
     127    Sharp Corp. ......................     1,206
       7    Shimachu Co., Ltd. ...............       136
      16    Shimano, Inc. ....................       243
      97    Shimizu Corp. ....................       243
      46    Shin-Etsu Chemical Co. ...........     1,521
      33    Shionogi & Co., Ltd. .............       467
      48    Shisiedo Co., Ltd. ...............       624
     133    Showa Denko K.K. (b)..............       169
      14    Skylark Co., Ltd. ................       183
       8    SMC Corp. ........................       723
      29    Snow Brand Milk Products Co., Ltd.
              (b).............................        41
      26    Softbank Corp. ...................       297
      40    Sompo Japan Insurance, Inc. ......       234
     114    Sony Corp. .......................     4,752
     177    Sumitomo Chemical Co. ............       700
     123    Sumitomo Corp. ...................       529
      85    Sumitomo Electric Industries
              Ltd. ...........................       551
      26    Sumitomo Forestry Co., Ltd. ......       144
     113    Sumitomo Heavy Industries Ltd.
              (b).............................        63
      73    Sumitomo Metal Mining Co.,
              Ltd. ...........................       305
       0    Sumitomo Mitsui Financial Group,
              Inc. (b)........................     1,363
      59    Sumitomo Osaka Cement Co.,
              Ltd. ...........................        78
     100    Sumitomo Trust & Banking..........       405
      43    Taisho Pharmaceutical Co. ........       632
      17    Taiyo Yuden Co., Ltd. ............       180
      25    Takara Shuzo Co., Ltd. ...........       109
      39    Takashimaya Co., Ltd. ............       153
     102    Takeda Chemical Industries
              Ltd. ...........................     4,263
      11    Takefuji Corp. ...................       630
      14    Takuma Co., Ltd. .................        76
     105    Teijin Ltd. ......................       251
      76    Teikoku Oil Co., Ltd. ............       304
      19    TKD Corp. ........................       765
     116    Tobu Railway Co., Ltd. ...........       308
      23    Toho Co. .........................       221
      90    Tohoku Electric Power Co.,
              Inc. ...........................     1,331
      17    Tokyo Broadcasting System,
              Inc. ...........................       214
     159    Tokyo Electric Power Co., Ltd. ...     3,018
      19    Tokyo Electron Ltd. ..............       864
     340    Tokyo Gas Co., Ltd. ..............     1,066
      14    Tokyo Style Co., Ltd. ............       119
     136    Tokyu Corp. ......................       479
      91    Toppan Printing Co., Ltd. ........       685
     171    Toray Industries, Inc. ...........       363
     346    Toshiba Corp. (b).................     1,085

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      77    Tosoh Corp. ......................  $    186
      44    Tostem Corp. .....................       667
      48    Toto Ltd. ........................       176
      26    Toyo Seikan Kaisha Ltd. ..........       309
     118    Toyobo Ltd. ......................       154
     303    Toyota Motor Corp. ...............     8,139
       3    Trans Cosmos, Inc. ...............        34
       7    Trend Micro, Inc. (b).............       120
     116    Ube Industries Ltd. ..............       116
       0    UFJ Holdings, Inc. (b)............       392
       9    Uni-Charm Corp. ..................       337
      22    UNY Co., Ltd. ....................       215
      18    Wacoal Corp. .....................       139
       0    West Japan Railway Co. ...........       248
      22    Yamaha Corp. .....................       203
      39    Yamanouchi Pharmaceutical Co.,
              Ltd. ...........................     1,139
      50    Yamato Transport Co., Ltd. .......       653
      27    Yamazaki Baking Co., Ltd. ........       151
      49    Yokogawa Electric Corp. ..........       304
                                                --------
                                                 143,881
                                                --------
Korea (0.7%):
       5    Cheil Communications, Inc. (b)....       377
      20    LG Electronics, Inc. (b)..........       701
       9    Samsung Display Devices Co. ......       504
       5    Samsung Electronics Co. ..........     1,218
      10    Samsung Fire & Marine Insurance
              Co., Ltd. ......................       528
       3    Shinsegae Department Store Co. ...       340
                                                --------
                                                   3,668
                                                --------
Luxembourg (0.1%):
      24    Arcelor (b).......................       298
                                                --------
Mexico (0.6%):
      32    Alfa SA de CV, Class A............        52
     658    America Movil SA de CV............       470
      13    Apasco SA de CV...................        78
      26    Cemex SA de CV, Series CPO........       111
     209    Cifra SA de CV, Series V..........       476
      11    Compania Cervezas Unidas SA ADR...       167
      39    Controladora Comercial Mexicana SA
              de CV -- UB (b).................         0
      25    Controladora Comercial Mexicana SA
              de CV -- UBC (b)................        13
      65    Desc SA de CV, Series B...........        25
      60    Empresas ICA Sociedad Controladora
              SA de CV (b)....................        10
      22    Empresas La Moderna SA de CV
              (b).............................        11
      40    Fomento Economico Mexicano SA
              (b).............................       144

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       60
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
      40    Grupo Carso SA de CV, Series A-1
              (b).............................  $     97
      33    Grupo Continental SA..............        54
       7    Grupo Elektra SA de CV............        17
     240    Grupo Financiero BBVA Bancomer SA
              de CV, Series B (b).............       181
      33    Grupo Mexico SA de CV, Class B....        36
      85    Grupo Modelo SA, Series C.........       207
     160    Grupo Televisa SA, Series CPO
              (b).............................       222
      32    Industrias Penoles SA, Series
              CP..............................        59
      65    Kimberly-Clark de Mexico SA de CV,
              Class A.........................       149
     166    Telefonos de Mexico SA, Series
              A...............................       264
     328    Telefonos de Mexico SA, Series
              L...............................       522
      40    US Commercial Corp. SA de CV
              (b).............................        16
      30    Vitro SA..........................        23
                                                --------
                                                   3,404
                                                --------
Netherlands (2.4%):
      69    ABN AMRO Holding NV...............     1,132
      49    Aegon NV..........................       629
      15    Akzo Nobel NV.....................       463
      20    ASM Lithography Holding NV (b)....       167
      20    Corus Group PLC (b)...............         9
      37    Elsevier NV.......................       446
      17    Heineken NV.......................       665
      84    ING Groep NV......................     1,416
       2    KLM Royal Dutch Airlines (b)......        23
      15    Koninklijke Ahold NV..............       194
      42    Koninklijke KPN NV (b)............       270
      58    Philips Electronics NV............     1,008
      90    Royal Dutch Petroleum Co. ........     3,952
      20    TNT Post Groep NV.................       329
      27    Unilever NV.......................     1,662
      17    Wolters Kluwer CVA................       298
                                                --------
                                                  12,663
                                                --------
New Zealand (0.4%):
     268    Carter Holt Harvey Ltd. ..........       246
      43    Fisher & Paykel Appliances &
              Holdings Ltd. ..................       224
      41    Fisher & Paykel Industries
              Ltd. ...........................       202
     101    Fletcher Building Ltd. ...........       177
      27    Fletcher Challenge Forestry Ltd.
              (b).............................        14
     125    Lion Nathan Ltd. .................       394
     413    Telecom Corp. of New Zealand
              Ltd. ...........................       979
                                                --------
                                                   2,236
                                                --------
Norway (1.1%):
      18    Bergesen Dy ASA, Class A..........       343
     201    Den Norske Bank ASA...............       945

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Norway, continued:
      25    Frontline Ltd. (b)................  $    218
      70    Golar LNG Ltd. (b)................       430
      14    Hafslund ASA, Class A.............        57
      43    Hafslund ASA, Class B.............       147
      26    Kvaerner ASA, Class A (b).........        14
      17    Leif Hoegh & Co., ASA.............       250
      30    Merkantildata ASA (b).............        22
      20    Norsk Hydro ASA...................       898
      30    Norske Skogsindustrier ORD ASA....       422
      51    Orkla ASA, Series A...............       870
      16    Schibsted ASA.....................       166
      13    Smedvig ASA, Class A..............        62
      12    Smedvig ASA, Class B..............        49
      62    Storebrand ASA....................       232
      77    Telenor ASA.......................       295
      43    Tomra Systems ASA.................       277
                                                --------
                                                   5,697
                                                --------
Philippines (0.2%):
   1,103    Ayala Land, Inc. .................        94
     710    DMCI Holdings, Inc. (b)...........         2
   1,526    Filinvest Land, Inc. (b)..........        24
     137    International Container Terminal
              Services, Inc. .................         6
     149    Ionics Circuit, Inc. .............         3
      85    Manila Electric Co., Class B
              (b).............................        14
     444    Metropolitan Bank & Trust Co. ....       262
   1,928    Petron Corp. .....................        56
      37    Philippine Long Distance Telephone
              Co. (b).........................       187
      55    Philippine National Bank (b)......        24
     219    San Miguel Corp., Class B.........       271
      33    Security Bank Corp. ..............         7
   3,802    SM Prime Holdings, Inc. ..........       338
   2,543    Southeast Asia Cement Holdings,
              Inc. (b)........................         1
      35    Union Bank Philippines............        11
     330    Universal Robina Corp. ...........        17
                                                --------
                                                   1,317
                                                --------
Portugal (0.7%):
     184    Banco Commercial Portuguese.......       441
      22    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered
              Shares..........................       283
     190    BPI-SGPS SA, Registered Shares....       434
      63    Brisa Auto-Estradas...............       349
      16    Cimpor-Cimentos de Portugal, SGPS
              SA..............................       263
     232    Electricidade de Portugal SA......       387

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       61

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Portugal, continued:
      14    Estabelecimentos Jeronimo Martins
              & Filho SA (b)..................  $    103
     187    Portugal Telecom SA...............     1,285
     112    Sonae SGPS SA (b).................        47
                                                --------
                                                   3,592
                                                --------
Singapore (0.6%):
     106    Capitaland Ltd. ..................        68
      30    Chartered Semiconductor
              Manufacturing Ltd. (b)..........        12
      38    City Developments Ltd. ...........        91
       5    Creative Technology Ltd. .........        35
      13    Cycle & Carriage Ltd. ............        25
      50    DBS Group Holdings Ltd. ..........       317
       2    Haw Par Corp., Ltd. ..............         3
      86    Keppel Corp. .....................       183
     176    Neptune Orient Lines Ltd. (b).....        93
      63    Oversea Chinese Banking Corp.,
              Ltd. ...........................       348
     104    Parkway Holdings..................        45
      70    Singapore Airlines Ltd. ..........       413
      44    Singapore Press Holdings Ltd. ....       467
     501    Singapore Telecommunications
              Ltd. ...........................       359
      40    United Overseas Bank Ltd. ........       273
      30    Venture Manufacturing Ltd. .......       240
                                                --------
                                                   2,972
                                                --------
South Africa (0.7%):
      46    African Oxygen Ltd. ..............        78
      32    Amalgamated Banks of South Africa
              Ltd. ...........................       117
       6    AngloGold Ltd. (b)................       194
       8    Anglovaal Industries Ltd. ........        14
       2    Astral Foods Ltd. ................         4
       9    Aveng Ltd. .......................        11
      13    Barlow Ltd. ......................        94
      31    Dimension Date Holdings PLC (b)...        14
      39    Driefontein Consolidated Ltd. ....       550
       1    Edgars Consolidated Stores
              Ltd. ...........................         7
     342    Firstrand Ltd. ...................       293
      12    Imperial Holdings Ltd. (b)........        78
       2    Investec Ltd......................        20
      14    Iscor Ltd. .......................        35
       5    JCI Ltd. (b)......................         0
      14    Kumba Resources Ltd. .............        54
      15    Liberty Life Association of Africa
              Ltd. ...........................        97
      31    Murray & Roberts Holdings Ltd. ...        45
      19    Nampak Ltd. ......................        31
      18    Nasionale Pers Beperk Ltd., Series
              N...............................        49
      13    Nedcor Ltd. ......................       168

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
South Africa, continued:
      33    New Africa Capital Ltd. ..........  $     24
      13    Pepkor Ltd. ......................         8
      24    Rembrandt Group Ltd. (b)..........        49
      24    Remgro Ltd. ......................       171
      12    Rustenburg Platinum Holdings
              Ltd. ...........................       424
      13    Sappi Ltd. (b)....................       167
      37    Sasol Ltd. .......................       454
      19    Shoprite Holdings Ltd. ...........        16
      33    South African Breweries Ltd. .....       237
      72    Sun International Ltd. (b)........        16
       9    Tiger Oats Ltd. ..................        71
       6    Tradehold Ltd. (b)................         2
       5    Western Areas Gold Mining Ltd.
              (b).............................        24
                                                --------
                                                   3,616
                                                --------
South Korea (0.3%):
      64    Daishin Securities Co. ...........       768
      27    Kookmin Bank......................       971
                                                --------
                                                   1,739
                                                --------
Spain (4.4%):
       8    Acerinox SA, Registered Shares....       308
       6    ACS, Actividades de Construccion y
              Servicios SA....................       208
       5    Altadis SA (b)....................       115
      19    Autopistas Cesa...................       215
     383    Banco Bilbao Vizcaya Argentina
              SA..............................     3,665
     556    Banco Santander Central Hispano
              Americano SA....................     3,814
      31    Benetton Group SpA................       275
      14    Corporacion Financiara Alba SA....       266
      44    Corporacion Mapfre SA.............       358
      43    Empresa Nacional de Electricidad
              SA..............................       333
      99    Endesa SA.........................     1,160
      13    Fomento de Construcciones y
              Contratas SA....................       284
      53    Gas Natural SDG SA................     1,013
      21    Grupo Dragados SA.................       357
     119    Iberdrola SA......................     1,667
       8    Inmobiliaria Metro SA.............       164
       2    Puleva Biotech S/A (b)............         6
     174    Repsol SA.........................     2,294
      16    Sociedad General de Aquas de
              Barcelona SA....................       165
      18    Sol Melia SA......................        72
      34    Tabacalera SA.....................       769
      18    Telefonica SA (b).................       163
     544    Telefonica SA (b).................     4,867
      22    Telepizza SA (b)..................        17

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       62
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Spain, continued:
      35    Union Electric Fenosa SA..........  $    461
      15    Vallehermoso SA...................       156
                                                --------
                                                  23,172
                                                --------
Sweden (1.3%):
      11    Atlas Copco AB, Series A..........       218
      11    Drott AB..........................       125
      33    Electrolux AB, Series B...........       524
      25    Gambro AB, Class A................       139
      45    Hennes & Mauritz AB, Class B......       867
     450    LM Ericsson AB, Series B (b)......       315
      11    Netcom AB, Class B (b)............       294
      68    Nordic Baltic Holding AB..........       302
     142    Nordic Baltic Holding AB..........       626
      14    SAS AB (b)........................        77
      34    Securitas AB, Class B.............       408
      21    Sek Skanska AB, Class B...........       123
      52    Sek Telia AB......................       194
      54    Skandia Forsakrings AB............       143
      56    Skandiaviska Enskilda Banken,
              Class A.........................       464
       7    SKF AB, Series B..................       184
      19    Svenska Cellulosa AB, Series B....       641
      54    Svenska Handelsdanken, Class A....       722
      20    Telefonaktiebolaget LM Ericson ADR
              (b).............................       135
       8    Trelleborg AB, Series B...........        64
      14    Volvo AB, Class B.................       225
                                                --------
                                                   6,790
                                                --------
Switzerland (2.2%):
      31    ABB Ltd. (b)......................        89
       7    Adecco SA.........................       256
      17    Compagnie Financiere Richemont UTS
              AG..............................       317
       8    Converium Holding AG (b)..........       388
      28    Credit Suisse Group (b)...........       615
       0    Givaudan..........................        87
      10    Nestle SA.........................     2,098
      72    Novartis AG.......................     2,618
      18    Roche Holding AG..................     1,240
       5    Roche Holding AG Ords.............       595
       0    Societe Generale de Surveillance
              Holdings SA.....................       123
       8    Swiss Reinsurance Corp.,
              Registered Shares...............       512
       1    Swisscom AG, Registered Shares....       293
       3    Syngenta AG.......................       195
      12    The Swatch Group AG, Registered
              Shares..........................       195

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
      34    UBS AG, Registered Shares (b).....  $  1,637
       2    Zurich Financial Services AG......       206
                                                --------
                                                  11,464
                                                --------
Thailand (0.9%):
     242    Advance Agro PCL (b)..............        81
     500    Bangkok Bank PCL (b)..............       696
     144    Electricity Generating PCL........       125
     139    Hana Microelectronics PCL.........       213
      57    I.C.C. International PCL..........       304
     127    Italian-Thai Development PCL
              (b).............................        67
     144    K.R. Precision PCL (b)............         7
     189    Nation Multimedia Group PCL (b)...        53
     282    Nation Multimedia Group PCL,
              Foreign Registered Shares (b)...        79
      20    Pizza PCL (b).....................        31
     173    PTT Exploration & Production
              Public Co., Ltd. ...............       550
       6    Serm Suk PCL......................        28
   1,242    Shin Corp., PCL (b)...............       294
      31    Siam Cement PCL, Foreign
              Registered Shares...............       898
   1,451    TelecomAsia Corp., PCL, Foreign
              Registered Shares (b)...........       156
     800    Thai Farmers Bank (b).............       557
   1,761    Thai Rung Union Car Public Co.,
              Ltd. ...........................       313
      73    Tipco Asphalt PCL (b).............        40
     307    United Broadcasting Corp., PCL
              (b).............................       103
                                                --------
                                                   4,595
                                                --------
Turkey (0.4%):
  10,347    Akcansa Cimento AS................        60
   3,743    Aksa Akrilik Kimya Sanayii AS.....        34
   4,880    Alarko Holding....................        54
   7,036    Anadolu Efes Biracilik ve Malt
              Sanayii AS (b)..................        99
  31,110    Arcelik AS........................       244
  15,158    AYGAS AS..........................        83
     931    Brisa Bridgestone Sabanci Lastik
              SAN, Sanayii ve Ticaret AS......        19
  15,984    Cimsa Cimento Sanayii ve Ticaret
              AS..............................        36
   7,048    Eczacibasi Ilac Sanayii ve Ticaret
              AS (b)..........................        47
  10,971    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS (b).......       111
   3,235    Goodyear Lastikleri Sanayii ve
              Ticaret AS (b)..................        21
   4,690    Ihlas Holding (b).................         4

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       63

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Turkey, continued:
   5,119    Kordsa Kord Bezi Sanayii ve
              Ticaret AS......................  $     14
  16,263    Migros Turk Sanayii ve Ticaret
              AS..............................       142
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS.............        22
  16,415    Otosan Otomobil Sanayii ve Ticaret
              AS (b)..........................       138
   1,071    Raks Elektronik Sanayii ve Ticaret
              AS (b)..........................         2
   3,237    Tat Konserve Sanayii ve Ticaret
              AS..............................        13
  24,603    Tofas Turk Otomobil Fabrikas
              Sanayii ve Ticaret AS (b).......        50
  31,194    Trakya Cam Sanayii................        62
   5,667    Turk Demir Dokum Fabrikalari
              Sanayii ve Ticaret AS (b).......        10
 256,210    Turkiye Garanti Bankasi Sanayii ve
              Ticaret AS (b)..................       332
      14    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class B.............         5
 185,884    Turkiye Is Bankasi Sanayii ve
              Ticaret AS, Class C.............       486
  37,415    Vestel Elektronik Sanayii ve
              Ticaret (b) (b).................        71
 232,062    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b)..................       192
                                                --------
                                                   2,351
                                                --------
United Kingdom (8.5%):
      34    3I Group PLC......................       301
      18    Abbey National PLC................       149
     791    Amoco PLC.........................     5,439
      35    Anglo American PLC................       515
      70    Arm Holdings PLC (b)..............        54
      48    BAA PLC...........................       388
     103    BAE Systems PLC...................       205
     215    Barclays PLC......................     1,333
      20    Barratt Developments PLC..........       126
      36    Bass PLC..........................       288
     146    BG Group PLC......................       632
      44    Boots Co., PLC....................       412
      43    Brambles Industries PLC...........       106
      14    British Aerospace PLC (b).........         3
      57    British Airways PLC (b)...........       123
      58    British American Tobacco PLC......       576
      29    British Land Co., PLC.............       211
      50    British Sky Broadcasting Group PLC
              (b).............................       516
     306    British Telecommunications Group
              PLC.............................       960
      88    Cable & Wireless PLC..............        64
      85    Cadbury Schweppes PLC.............       527
      35    Canary Wharf Group PLC............       132

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     144    Centrica PLC......................  $    396
      97    Chubb PLC (b).....................       136
      72    Commercial Union PLC..............       513
      78    Compass Group PLC.................       416
     189    Corus Group PLC (b)...............        83
     135    Diageo PLC........................     1,471
      76    Dixons Group PLC..................       177
      29    Electrocomponents PLC.............       135
      54    EMI Group PLC.....................       120
     200    Energis PLC (b)...................         0
      43    GKN PLC...........................       140
     217    Glaxosmithkline PLC...............     4,170
     167    Granada Compass PLC...............       215
      41    Great Universal Stores PLC........       381
      47    Hanson PLC........................       211
     115    Hays PLC..........................       172
     142    HBOS PLC..........................     1,495
      57    Imperial Chemical Industries
              PLC.............................       209
     175    Invensys PLC......................       149
      81    J Sainsbury PLC...................       362
     163    Kidde PLC (b).....................       186
      44    Kingfisher PLC....................       159
      69    Ladbroke Group PLC................       186
      18    Land Securites Group PLC..........       232
     189    Legal & General Group PLC.........       292
     194    Lloyds TSB Group PLC..............     1,391
      38    Logica PLC........................        92
      80    Marks & Spencer Group PLC.........       407
      57    Misys PLC.........................       161
     161    MMO2 PLC (b)......................       115
     130    National Grid Group PLC...........       953
      50    National Power PLC (b)............        77
      29    Nycomed Amersham PLC..............       261
      43    P & O Princess Cruises PLC (b)....       297
      36    Pearson PLC.......................       329
      45    Peninsular & Oriental Steam
              Navigation Co., PLC.............       118
      56    Pilkington PLC....................        52
      79    Prudential Corp., PLC.............       556
      21    Railtrack Group PLC...............        85
      38    Rank Group PLC....................       162
      52    Reed International PLC............       449
      97    Rentokil Initial PLC..............       344
      65    Reuters Group PLC.................       184
      32    Rexam PLC.........................       217
      43    Rio Tinto PLC.....................       848
      29    Rolls-Royce PLC...................        50
      34    Royal Bank of Scotland Coupons
              (b).............................        30

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       64
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      98    Royal Bank of Scotland Group
              PLC.............................  $  2,352
      15    Schroders PLC.....................       124
      56    Scottish Power PLC................       325
      33    Smiths Industries PLC.............       369
      30    Taylor Woodrow PLC................        83
     301    Tesco PLC.........................       941
      83    The Sage Group PLC................       178
     276    Thus Group PLC (b)................        40
     100    Unilever PLC......................       948
   2,526    Vodaphone Group PLC...............     4,604
      47    Woolworths Group PLC..............        28
      49    WPP Group PLC.....................       375
      68    Zeneca PLC........................     2,433
                                                --------
                                                  45,044
                                                --------
United States (0.0%):
       2    Gen-Probe, Inc. (b)...............        57
                                                --------
  Total Common Stocks                            491,666
                                                --------
CORPORATE BONDS (0.0%):
South Africa (0.0%):
       1    JCI Ltd., 0.00%, 12/31/49.........         0
                                                --------
Spain (0.0%):
      65    Banco Santander, 2.00%, 10/1/03...        67
                                                --------
United Kingdom (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09........................        30
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22........................        35
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24........................        33
                                                --------
                                                      98
                                                --------
  Total Corporate Bonds                              165
                                                --------
ISHARES (1.5%):
Germany (0.1%):
 $    68    MSCI Germany Index Fund...........       669
                                                --------
Hong Kong (0.1%):
      70    MSCI Hong Kong Index Fund.........       520
                                                --------
Japan (0.5%):
     380    MSCI Japan Index Fund.............     2,641
                                                --------
Korea (0.1%):
      38    MSCI South Korea..................       697
                                                --------
Singapore (0.0%):
      15    MSCI Singapore Free Index Fund....        64
                                                --------
Taiwan (0.7%):
     430    MSCI Taiwan Index Fund............     3,502
                                                --------
  Total iShares                                    8,093
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
PREFERRED STOCKS (1.0%):
Australia (0.2%):
     193    News Corp., Ltd. .................  $  1,037
                                                --------
Brazil (0.6%):
   1,035    Ambev Cia Bebid...................       158
     100    Aracruz Celulose SA...............       191
  69,398    Banco Bradesco SA.................       217
   2,485    Banco do Estado De SA.............       121
   8,230    Banco Itau SA.....................       399
  55,695    Bradespar SA (b)..................         9
  20,012    Centrais Electricas Brasilieras
              SA..............................       133
   6,114    Companhia Brasileira de
              Distribuicao Grupo Pao de
              Acucar..........................        94
   3,835    Companhia Energetica de Minas
              Gerais..........................        29
     112    Companhia Paulista de Forca e
              Luz.............................         3
      29    Companhia Vale do Rio Doce, Series
              A...............................       790
     140    CPFL Geracao de Energia...........         0
  10,020    Embratel Participacoes SA.........        11
       8    Marcopolo SA......................        10
      59    Petroleo Brasileiro SA............       777
      10    Petroleo Brasileiro SA ADR........       128
   9,577    Tele Centro Sul Participacoes.....        49
  13,410    Tele Norte Leste Participacoes....       103
  27,580    Telesp Celular Participacoes......        33
   3,218    Uniao de Bancos Brasileir.........        31
   5,000    Votorantim Celulose e Papel SA....       169
                                                --------
                                                   3,455
                                                --------
Germany (0.2%):
       2    Man AG Vorzugsaktien..............        22
       1    Porsche AG........................       249
      11    RWE AG............................       228
      16    Volkswagen AG.....................       419
                                                --------
                                                     918
                                                --------
Italy (0.0%):
      24    Fiat SpA..........................       108
                                                --------
  Total Preferred Stocks                           5,518
                                                --------
RIGHTS (0.0%):
Brazil (0.0%):
      11    Vale Do Rio Doce Bond.............         0
                                                --------
Italy (0.0%):
      62    Snia SpA..........................         3
                                                --------
Spain (0.0%):
      19    Acesa Infraesturas SA (b).........        11
                                                --------
  Total Rights                                        14
                                                --------

Continued

ONE GROUP INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       65

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
WARRANTS (0.0%):
Israel (0.0%):
       0    Israel Corp., Ltd. ...............  $      0
                                                --------
Thailand (0.0%):
      71    Nation Multimedia Group PLC.......         0
      47    Nation Multimedia Group PLC.......         0
                                                --------
  Total Warrants                                       0
                                                --------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Bills (0.5%):
 $ 2,675    2/13/03 (c).......................     2,672
                                                --------
  Total U.S. Treasury Obligations                  2,672
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
INVESTMENT COMPANIES (2.3%):
  12,367    One Group Prime Money Market Fund,
              Class I ........................  $ 12,367
                                                --------
  Total Investment Companies                      12,367
                                                --------
Total (Cost $610,000)(a)                        $520,495
                                                ========

------------
Percentages indicated are based on net assets of $527,711.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  94,790
                   Unrealized depreciation......................   (184,295)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (89,505)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

Amounts shown as 0 are either 0, or rounded to less than 1000.

ADR        American Depository Receipt
GDR        Global Depository Receipt

The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                                     INDUSTRY                     PERCENTAGE
                                     --------                     ----------
                   Commercial Services..........................      1.3%
                   Communications...............................      9.0%
                   Consumer Durable.............................      7.7%
                   Consumer Non-Durable.........................      6.2%
                   Consumer Services............................      2.5%
                   Distribution Services........................      0.9%
                   Electronic Technology........................      6.4%
                   Energy.......................................      7.4%
                   Financial Services...........................     22.0%
                   Health Care..................................      0.1%
                   Health Technology............................      6.6%
                   Industrial Services..........................      1.1%
                   Miscellaneous................................      2.3%
                   Non-Energy Minerals..........................      3.3%
                   Process Industries...........................      4.4%
                   Producer Manufacturing.......................      6.7%
                   Retail.......................................      3.4%
                   Technology Services..........................      1.1%
                   Transportation...............................      2.8%
                   Utilities....................................      5.1%

See notes to financial statements.

                                       66
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS (87.9%):
Argentina (0.2%):
      77    Banco Frances Rio SA..............  $     89
       7    Grupo Financiero Galicia ARS
              (b).............................        15
      55    Impsat Fiber Networks, Inc. (b)...         0
     835    PC Holdings SA....................       558
      56    Siderar SA, Class A (b)...........        97
     489    Siderca SA........................       763
      19    YPF Sociedad Anonima..............       256
                                                --------
                                                   1,778
                                                --------
Australia (2.0%):
      92    Amcor Ltd. .......................       438
      53    Amp Ltd. .........................       335
     182    Australian Gas Light Co. .........     1,078
      57    BHP Steel Ltd. (b)................       103
     417    Brambles Industries Ltd. .........     1,104
     283    Broken Hill Proprietary Co.,
              Ltd. ...........................     1,620
     260    Coca-Cola Amatil Ltd. ............       772
      28    Coles Myer Ltd. ..................       100
      25    Commonwealth Bank of Australia....       387
     300    Computershare Ltd. ...............       313
       0    CSR Ltd. .........................         1
      50    Foodland Associated Ltd. .........       499
      87    Foster's Brewing Group Ltd. ......       221
      26    National Australia Bank Ltd. .....       462
      40    News Corp., Ltd. .................       259
      40    News Corp., Ltd. ADR..............     1,050
      67    Onesteel Ltd. ....................        68
       1    Orica Ltd. .......................         7
     200    Origin Energy Ltd. ...............       418
       0    Paperlinx Ltd. ...................         0
      60    Publishing and Broadcasting.......       292
     136    QBE Insurance Group Ltd. .........       623
      71    Rio Tinto Ltd. ...................     1,361
      56    Santos Ltd. ......................       189
     190    Sons of Gwalia....................       277
     200    TAB Ltd. .........................       341
      50    Telstra Corp., Ltd. ..............       124
      95    Westpac Banking Corp., Ltd. ......       737
     122    WMC Ltd. .........................       336
     122    WMC Resources Ltd. (b)............       289
      97    Woolworth Ltd. ...................       625
                                                --------
                                                  14,429
                                                --------
Austria (0.1%):
      13    Flughafen Wien AG.................       437
                                                --------
Belgium (0.8%):
       9    Bekaert SA........................       421
       4    Electrabel SA.....................       988
      21    Fortis............................       378
      16    Groupe Bruxelles Lambert SA.......       668

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Belgium, continued:
      20    Interbrew Co. ....................  $    472
      17    Kredietbank NV....................       533
      29    Solvay SA.........................     1,975
      17    Suez Lyonnaise Des Eaux Strip
              (b).............................         0
      26    Total Fina SA, Strip (b)..........         0
       8    Union Miniere Group SA............       333
                                                --------
                                                   5,768
                                                --------
Brazil (1.5%):
      65    Aracruz Celulose ADR..............     1,205
      30    Banco Bradesco ADR................       447
   3,000    Celular CRT Participation,
              Preferred A Shares..............       260
      16    Cemig Ca Energ ADR................       115
      97    Centrais Eletricas Brasileiras
              ADR.............................       321
      40    Companhia de Bebidas ADR..........       622
      10    Compania Vale do Rio Doce ADR.....       281
       8    Klbain SA ADR.....................        23
       3    Net Servicos de Com (b)...........         3
      10    Pao De Acucar GDR.................       153
     125    Petroleo Brasileiro SA ADR........     1,867
       6    Sider Nacional ADR................        86
     296    Tele Centro Oeste Celular
              Participacoes SA................     1,184
       0    Tele Norte Leste Participacoes SA
              ADR (b).........................         2
  37,849    Telecomunicacoes Brasileiras SA
              (b).............................         0
      25    Telecomunicacoes Brasileiras SA
              ADR.............................       466
     167    Telekom Austria AG (b)............     1,691
  58,000    Telemar Norte Leste SA............       737
       8    Tractebel Energia SA ADR..........        28
      29    Unibanco Holdings GDR.............       318
      59    Votorantim Celulose e Papel SA
              ADR.............................       970
                                                --------
                                                  10,779
                                                --------
Canada (0.7%):
      25    Abitibi-Consolidated, Inc., ADR...       192
       4    Alcan Aluminum Ltd. ..............       125
      15    Cognos Inc.* (Information
              Services) (b)...................       352
      70    Domtar, Inc. .....................       696
      20    Magna International, Inc. ........     1,108
      20    Sun Life Financial Services.......       341
      10    Sun Life Financial Services.......       169
      20    Thomson Corp. ....................       532
      30    Toronto-Dominion Bank.............       650
      30    Toronto-Dominion Bank.............       646
                                                --------
                                                   4,811
                                                --------
Chile (0.1%):
      11    Banco Santander Chile SA ADR......       196

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       67

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Chile, continued:
      27    Enersis SA ADR (b)................  $    111
      10    Lan Chile ADR.....................        59
      50    Telecomunicaciones de Chile SA
              ADR.............................       480
                                                --------
                                                     846
                                                --------
China (0.8%):
   5,000    Aluminium Corp. of China..........       725
   3,000    Beijing Capital International
              Airport.........................       673
      66    China Petroleum & Chemical
              Corp. ..........................     1,102
     176    China Unicom Ltd. (b).............       120
     108    China Unicom Ltd. ADR (b).........       747
     100    China.Com Corp. (b)...............       283
   6,000    Guangshen Railway Co., Ltd. ......     1,016
      19    Petrochina Co., Ltd. ADR..........       371
   1,400    Shenzhen Investment Ltd. .........       190
   1,588    Xinao Gas Holdings Ltd. (b).......       377
                                                --------
                                                   5,604
                                                --------
Denmark (1.7%):
      33    Carlsberg A/S, Class B............     1,448
       0    D/S 1912, Class B.................       506
      11    Danisco A/S.......................       369
      10    Decode Genetics, Inc. (b).........        19
      90    Falck A/S.........................     1,901
      20    H. Lunbeck A/S....................       531
      20    ISS A/S (b).......................       721
     120    Novo Nordisk A/S..................     3,456
     123    Tele Danmark A/S, Class B.........     2,983
      50    Vestas Wind Systems A/S...........       498
                                                --------
                                                  12,432
                                                --------
Finland (4.1%):
     260    Aldata Solution Oyj (b)...........       240
     348    Hpy Holding Oyj, Class A (b)......     2,091
      87    Huhtamaki.........................       873
     330    Jot Automation Group Oyj (b)......       100
      62    Kesko Oyj.........................       787
      14    Metra AB, Class B.................       178
     500    Nokia Corp., ADR..................     7,751
     361    Nokia Oyj, Class A................     5,737
      72    Nokian Renkaat Oyj................     2,584
      16    Pohjola Group, Class D PLC........       248
     197    Rautaruukki Oyj...................       709
     276    Sampo Insurance Co. ..............     2,100
      15    Stockmann Oyj, Class A............       218
      82    Stonesoft Oyj (b).................        47
     257    Stora Enso Oyj, Class R...........     2,710
     108    Tecnomen Oyj (b)..................        58
      54    Tieto Corp., Class B..............       731

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Finland, continued:
      86    UPM-Kymmene Corp. ................  $  2,746
                                                --------
                                                  29,908
                                                --------
France (4.8%):
      31    Accor SA..........................       937
     102    AXA...............................     1,370
      73    Banque Nationale de Paris.........     2,986
       2    Beghin-Say........................        63
       4    BIC...............................       145
      13    Canal Plus........................        63
      20    Carrefour SA......................       870
      27    Compagnie de Saint-Gobain.........       796
      20    Compagnie Francaise d'Etudes et de
              Construction Technip............     1,431
      10    Dassault Systems SA...............       216
      16    Dexia.............................       193
      16    Dexia-Strip (b)...................         0
      53    France Telecom SA.................       936
       6    Groupe Danone.....................       784
       1    Imetal SA.........................       139
       9    L'Air Liquide, Registered
              Shares..........................     1,143
      23    L'Oreal SA........................     1,772
      13    Lafarge SA........................       942
      10    Lagardere SCA.....................       406
      14    LVMH (Louis Vuitton Moet
              Hennessy).......................       580
       8    Michelin, Class B, Registered
              Shares..........................       279
       5    Pechiney SA, Class A..............       175
       4    Pernod-Ricard.....................       374
       6    Pinault Printemps Redoute SA......       460
       2    Provimi...........................        22
      34    Psa Peugeot Citroen...............     1,400
      38    Rhone-Poulenc SA..................     2,062
      70    Sanofi Synthelabo SA..............     4,266
       7    Schneider SA......................       323
      26    Societe Generale, Class A.........     1,532
      15    STMicroelectronics NV.............       294
     106    Suez Lyonnaise Des Eaux SA........     1,847
       7    Thomson CSF.......................       184
      40    Total SA, Class B.................     5,659
                                                --------
                                                  34,649
                                                --------
Germany (2.7%):
      10    Adidas AG.........................       850
      10    Allianz AG........................       987
      54    BASF AG...........................     2,018
      27    Bayer AG..........................       562
      35    Bayerische Motoren Werke AG.......     1,063
      19    Bayerische Vereinsbank AG.........       299
       3    Beiersdorf AG, Series ABC.........       356
      18    Daimler-Chrysler AG...............       555

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       68
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
      33    Deutsche Bank AG, Registered
              Shares..........................  $  1,536
      70    Deutsche Post AG..................       735
     123    Deutsche Telekom AG...............     1,571
      11    Hochtief AG.......................       156
      20    Infineon Technologies AG (b)......       144
       6    Linde AG..........................       204
      34    Lufthansa AG (b)..................       322
      28    Metro AG..........................       669
       5    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares..........................       643
      26    Preussag AG.......................       434
      34    RWE AG............................       886
       5    SAP AG............................       357
      17    Schering AG.......................       737
      39    Siemens AG........................     1,657
      10    Siemens AG ADR....................       421
      30    Suess Microtec (b)................        88
      42    Thyssen Krupp AG..................       470
      28    VEBA AG...........................     1,146
      10    Volkswagen AG.....................       350
                                                --------
                                                  19,216
                                                --------
Greece (1.6%):
      61    Aktor.............................       370
      79    Alpha Credit Bank SA..............       954
      40    Bank of Piraeus...................       253
      15    Commercial Bank of Greece SA......       228
      50    Delta Singular SA.................       149
      10    Eurobank..........................       118
      15    Folli-Follie Abee.................       253
      88    Hellenic Bottling Co., SA.........     1,217
     127    Hellenic Telecommunication
              Organization....................     1,399
      80    Hyatt Regency Hotels and Tourism
              SA..............................       574
      19    M.J. Maillis SA...................        80
      95    National Bank of Greece SA........     1,346
     210    Panafon Hellenic Telecom SA.......     1,216
      35    Public Power Corp. ...............       485
     145    Public Power Corp., Registered
              Shares GDR......................     2,055
      20    Titan Cement Co. .................       765
                                                --------
                                                  11,462
                                                --------
Hong Kong (3.9%):
     350    Asat Holdings Ltd. ADR (b)........       277
   4,988    Beijing Datang Power Generation
              Ltd. ...........................     1,615
     104    China Mobile Ltd. ADR (b).........     1,258
     116    CLP Holdings Ltd. ................       467
   1,000    Convenience Retail Asia Ltd.
              (b).............................       256

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
     500    Esprit Holdings Ltd. .............  $    843
   4,320    Global Green Tech Group Ltd. .....       665
      61    Hang Seng Bank Ltd. ..............       647
     350    Henderson Land Development........     1,050
     197    Hong Kong & China Gas Co.,
              Ltd. ...........................       256
      22    Hong Kong Electric Holdings
              Ltd. ...........................        82
       2    HSBC Holdings PLC.................        18
     369    HSBC Holdings PLC.................     4,075
   2,500    Huaneng Power International,
              Inc. ...........................     2,003
     192    Hutchison Whampoa Ltd. ...........     1,202
     586    Hysan Development Co., Ltd. ......       436
     622    I-Cable Communications Ltd. ......       205
   1,006    Johnson Electric Holdings.........     1,103
     210    Kerry Properties Ltd. ............       148
     236    Li & Fung Ltd. ...................       224
     524    MTR Corp. ........................       554
       0    New World China Land Ltd. ........         0
      89    New World Development Co.,
              Ltd. ...........................        45
   2,220    Ngai Lik Industrial Holding
              Ltd. ...........................       564
   1,722    Pacific Century Cyberworks Ltd.
              (b).............................       272
   1,500    QPL International Holdings Ltd.
              (b).............................       327
      80    Serono SA ADR.....................     1,085
     200    Shangri-La Asia Ltd. .............       131
     303    SmarTone Telecommunications
              Holdings Ltd. ..................       338
     381    Sun Hung Kai Properties Ltd. .....     2,254
     715    Sunevision Holdings Ltd. (b)......        97
   5,400    TCL International Holdings Ltd....     1,645
     150    Tracker Fund of Hong Kong.........       181
     393    Wharf Holdings....................       741
   5,000    Yanzhou Coal Mining Co. ..........     1,987
   2,500    Yizheng Chemical Fibre Co. .......       327
     303    Yue Yuen Industrial Holdings......       983
                                                --------
                                                  28,361
                                                --------
India (0.1%):
      65    Hexaware Technologies Ltd. GDR
              (b).............................        79
      25    Larsen & Toubro Ltd. GDR..........       218
     125    Mahindra & Mahindra Ltd. GDR......       286
      10    Reliance Industries Ltd. GDR......       124
                                                --------
                                                     707
                                                --------
Ireland (1.8%):
      41    Allied Irish Banks PLC............       550
     392    Bank of Ireland...................     4,030
     225    CRH PLC...........................     2,772
      80    CRH PLC...........................       991
     561    Independent Newspapers PLC........       883
     100    Irish Life & Permanent PLC........     1,081

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       69

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Ireland, continued:
     163    Kerry Group, Class A PLC..........  $  2,175
       1    Riverdeep Group PLC ADR (b).......         9
      70    Ryanair Holdings PLC (b)..........       497
                                                --------
                                                  12,988
                                                --------
Israel (0.0%):
      35    Partner Communications Co., Ltd.
              ADR (b).........................       124
                                                --------
Italy (1.8%):
      75    Assicurazioni Generali SpA........     1,543
      42    Bancario San Paolo di Torino......       276
     210    Banco Ambrosiano Veneto SpA.......       443
      88    Eni Spa...........................     1,399
     137    Mediaset SpA......................     1,044
     160    Pirelli SpA.......................       148
     170    Saipem............................     1,136
      94    Snam Rete Gas SpA.................       321
     320    Telecom Italia Mobile SpA.........     2,428
     630    Telecom Italia Mobile SpA di
              Risp............................     2,876
     282    Unicredito Italiano SpA...........     1,127
                                                --------
                                                  12,741
                                                --------
Japan (16.7%):
      16    Advantest Corp. ..................       717
     174    Ajinomoto Co., Inc. ..............     1,817
     140    Asahi Chemical Industry Co.,
              Ltd. ...........................       347
      25    Avex, Inc. .......................       303
      18    Benesse Corp. ....................       202
     100    Canon, Inc. ......................     3,767
      20    Cawachi Ltd. .....................     1,347
     113    Chugai Pharmaceutical Co.,
              Ltd. ...........................     1,072
      74    Dai Nippon Printing Co., Ltd. ....       819
      87    Dai-Ichi Pharmaceuticals..........     1,249
       1    Daido Life Insurance Co. (b)......     2,098
      82    Dainippon Ink & Chemicals, Inc.
              (b).............................       131
     100    Dainippon Pharmaceutical Co.,
              Ltd. ...........................       836
      80    Denso Corp. ......................     1,313
       0    Dentsu, Inc. .....................       366
       2    East Japan Railway Co. ...........     7,558
     100    Eisai Co., Ltd. ..................     2,246
     300    Fuji Electric Co., Ltd. ..........       523
     380    Fuji Heavy Industries Ltd. .......     1,505
      84    Fuji Photo Film Co., Ltd. ........     2,739
     173    Hankyu Corp. .....................       468
      60    Hitachi Chemical Co., Ltd. .......       516
      25    Hogy Medical Co., Ltd.............     1,032
      20    Honda Motor Co., Ltd. ............       740
     122    ITO-Yokado Co., Ltd. .............     3,597
     167    Itochu Corp. .....................       362
      16    Jafco.............................       692

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
       1    Japan Telecom Co., Ltd. ..........  $  3,039
      30    Kao Corp. ........................       659
      14    Kceo, Inc. .......................       119
       1    KDDI Corp. .......................     1,947
      50    Keisei Electric Railway Co. ......       132
      25    Kobayashi Pharmaceutical Co.,
              Ltd. ...........................       855
      50    Kokusai Electric Co., Ltd. .......       140
      40    Kose Corp. .......................     1,261
     136    Kubota Corp. .....................       369
     150    Kuraray Co., Ltd. ................       930
      11    Kyocera Corp. ....................       641
     400    Mazda Motor Corp. ................       742
     158    Mitsubishi Corp. .................       965
       0    Mitsubishi Tokyo Financial Group,
              Inc. ...........................     1,201
     400    Mitsui Chemicals, Inc. ...........     1,783
      45    Mitsui Fudosan Co., Ltd. .........       292
      70    Mitsumi Electric Co., Ltd. .......       638
      20    NEC Soft Ltd. ....................       590
     178    Nikon Corp. (b)...................     1,338
     150    Nippon Meat Packers, Inc. ........     1,498
     250    Nippon Oil Co. ...................     1,133
     500    Nippon Steel Co. .................       586
       0    Nippon Telegraph and Telephone
              Corp. ..........................     1,387
       7    Nippon Telegraph and Telephone
              Corp. ..........................       122
     800    Nippon Yusen Kabushiki Kaisha.....     2,697
     217    Nomura Securities Co., Ltd. ......     2,439
       1    NTT Mobile Communication..........     2,510
      70    Omron Corp. ......................     1,032
      12    Oriental Land Co., Ltd. ..........       727
     120    Pioneer Electronic Corp. .........     2,250
      15    Promise Co., Ltd. ................       535
     175    Ricoh.............................     2,871
       8    Rohm Co., Ltd. ...................       955
      61    Sankyo Co., Ltd. .................     1,507
     143    Sankyo Co., Ltd. .................     1,794
      30    Secom Co., Ltd. ..................     1,029
     100    Sega Enterprises Ltd. (b).........       986
      72    Seven-Eleven Japan Ltd. ..........     2,196
     100    Shimano, Inc. ....................     1,517
     139    Shin-Etsu Chemical Co. ...........     4,556
      50    Shinko Electric Industries Co.,
              Ltd. ...........................       702
       1    SKY Perfect Communications, Inc.
              (b).............................       758
      78    Sony Corp. .......................     3,260
      85    Sony Corp. ADR....................     3,511
      74    Sumitomo Corp. ...................       318
       0    Sumitomo Mitsui Financial Group,
              Inc. (b)........................       719

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       70
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     250    Sumitomo Trust & Banking..........  $  1,013
     210    Taiyo Yuden Co., Ltd. ............     2,226
      90    Takeda Chemical Industries
              Ltd. ...........................     3,762
     150    Tanabe Seiyaku....................     1,310
      80    Tokyo Electric Power Co., Ltd. ...     1,520
     423    Tokyu Corp. ......................     1,490
     200    Tonengeneral Sekiyu KK............     1,315
     500    Toshiba Corp. (b).................     1,567
      40    Toto Ltd. ........................       148
      30    Toyo Seikan Kaisha Ltd. ..........       358
      75    Toyoda Automatic Loom Works.......     1,128
     137    Toyota Motor Corp. ...............     3,683
      50    Trans Cosmos, Inc. ...............       511
      24    Yamada Denki Co. .................       507
      70    Yamato Transport Co., Ltd. .......       914
                                                --------
                                                 121,050
                                                --------
Korea (1.3%):
     253    Good Morning Securities (b).......       954
     200    Hyundai Development Co. (b).......     1,180
      10    Hyundai Motor Co., Ltd. ..........       234
      20    Kookmin Bank ADR..................       707
      40    LG Electronics, Inc. (b)..........     1,393
      10    Samsung Display Devices Co. ......       583
      10    Samsung Electronics Co. ..........     2,647
      32    Samsung Fire & Marine Insurance
              Co., Ltd. ......................     1,748
       2    Shinsegae Department Store Co. ...       252
                                                --------
                                                   9,698
                                                --------
Luxembourg (0.2%):
     127    Arcelor (b).......................     1,561
                                                --------
Malaysia (0.2%):
   1,159    Maxis Communications Berhad (b)...     1,647
                                                --------
Mexico (2.0%):
     560    Alfa SA de CV, Class A............       895
   1,381    America Movil SA de CV............       987
      74    Cemex SA de CV, Series CPO........       316
     203    Cifra SA de CV, Series C (b)......       391
     124    Cifra SA de CV, Series V..........       281
      20    Coca-Cola Femsa SA................       358
     646    Desc SA de CV, Series B...........       253
     154    Empresas La Moderna SA de CV
              (b).............................        77
      18    Fomento Economico Mexicano SA de
              CV ADR..........................       671
     229    Grupo Carso SA de CV, Series A-1
              (b) ............................       560
      80    Grupo Elektra SA de CV............       196
   5,048    Grupo Financiero BBVA Bancomer SA
              de CV, Series B (b).............     3,815

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
     203    Grupo Mexico SA de CV, Class B....  $    223
     603    Grupo Modelo SA, Series C.........     1,469
     692    Grupo Televisa SA, Series CPO
              (b).............................       959
     104    Industrias Penoles SA, Series
              CP..............................       191
     485    Kimberly-Clark de Mexico SA de CV,
              Class A.........................     1,111
      10    Telefonos de Mexico ADR...........       320
     539    Telefonos de Mexico SA, Series
              L...............................       858
      50    TV Azteca SA de CV................       240
     229    US Commercial Corp. SA de CV
              (b).............................        94
                                                --------
                                                  14,265
                                                --------
Netherlands (6.1%):
     203    ABN AMRO Holding NV...............     3,316
     152    Aegon NV..........................     1,950
      55    Akzo Nobel NV.....................     1,744
      68    ASM Lithography Holding NV (b)....       568
      80    ASM Lithography Holdings NV,
              Registered Shares ADR (b).......       669
       0    Completel Europe NV (b)...........         0
      37    Elsevier NV.......................       457
      96    Fortis NPV........................     1,679
     495    Getronics NV (b)..................       301
       9    Heineken NV.......................       336
      32    IHC Caland NV.....................     1,676
     190    ING Groep NV......................     3,213
      23    Koninklijke Ahold NV..............       298
      93    Koninklijke KPN NV (b)............       603
      17    Oce NV............................       185
     123    Philips Electronics NV............     2,154
     290    Royal Dutch Petroleum Co. ........    12,765
     100    Royal Dutch Petroleum Co. ........     4,417
      30    TNT Post Groep NV.................       492
      28    Unilever NV.......................     1,701
      90    Unilever NV.......................     5,553
      15    Wolters Kluwer CVA................       267
       9    World Online International NV
              (b).............................         0
                                                --------
                                                  44,344
                                                --------
New Zealand (0.6%):
     200    Carter Holt Harvey Ltd. ..........       183
     515    Fletcher Building Ltd. ...........       903
     250    Lion Nathan Ltd. .................       785
     902    Telecom Corp. of New Zealand
              Ltd. ...........................     2,138
     420    Tranz Rail Holdings Ltd. (b)......       233
                                                --------
                                                   4,242
                                                --------
Norway (3.2%):
      39    Den Norske Bank ASA...............       184
      42    Frontline Ltd. (b)................       367
      35    Gjensidige NOR ASA................     1,147

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       71

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Norway, continued:
     808    Golar LNG Ltd. (b)................  $  4,958
      30    Hafslund ASA, Class A.............       121
   2,411    Kvaerner ASA, Class A (b).........     1,288
      18    Leif Hoegh & Co., ASA.............       265
      69    Norsk Hydro ASA...................     3,078
      33    Norske Skogsindustrier ORD ASA....       470
     220    Nycomed Amersham PLC, Class B.....     1,954
     189    Orkla ASA, Series A...............     3,222
      70    Schibsted ASA.....................       728
     325    Smedvig ASA, Class A..............     1,547
     244    Statoil ASA.......................     2,060
      30    Tandberg ASA (b)..................       173
     100    TGS Nopec Geophysical Co. ASA
              (b).............................       787
     154    Tomra Systems ASA.................       999
                                                --------
                                                  23,348
                                                --------
Portugal (0.1%):
      29    Portugal Telecom SA...............       202
      50    Telecel Communicacoes Pessoai.....       388
                                                --------
                                                     590
                                                --------
Puerto Rico (0.1%):
      20    Check Point Software Technologies
              Ltd. (b)........................       259
      40    Shire Pharmaceuticals Group PLC
              (b).............................       756
                                                --------
                                                   1,015
                                                --------
Russia (0.4%):
      35    Mobile Telesystems ADR............     1,300
      10    Yukos ADR.........................     1,409
                                                --------
                                                   2,709
                                                --------
Singapore (1.3%):
     398    Capitaland Ltd. ..................       254
      20    Chartered Semiconductor ADR (b)...        79
     100    Chartered Semiconductor
              Manufacturing Ltd. (b)..........        41
     221    City Developments Ltd. ...........       529
      83    Creative Technology Ltd. .........       589
     575    Datacraft Asia Ltd. ..............       376
      95    Del Monte Pacific Ltd. ...........        24
     450    Flextech Holdings Ltd. (b)........        39
       9    Fraser & Neave Ltd. ..............        39
       9    Haw Par Corp., Ltd. ..............        18
     451    Keppel Corp. .....................       962
     100    Natsteel Ltd. ....................       119
     152    Oversea Chinese Banking Corp.,
              Ltd. ...........................       847
     300    Sembcorp Logistics Ltd. ..........       272
      35    Silverline Techologies Ltd. ADR
              (b).............................        30
      94    Singapore Airlines Ltd. ..........       553
      45    Singapore Press Holdings Ltd. ....       472

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Singapore, continued:
     697    Singapore Telecommunications
              Ltd. ...........................  $    498
     228    United Overseas Bank Ltd. ........     1,552
     250    Venture Manufacturing Ltd. .......     2,002
                                                --------
                                                   9,295
                                                --------
South Korea (1.9%):
      70    CJ Entertainment Inc. (b).........       602
     300    Daewoo Shipbuilding & Marine
              Engineering Co., Ltd. (b).......     1,770
     300    Hanaro Telecom, Inc. (b)..........       830
     300    Hansol Paper Co., Ltd. (b)........     1,340
      24    Kookmin Bank......................       843
      70    KorAm Bank (b)....................       437
      70    Korean Telecom Corp. .............     2,993
      90    LG Engineering and Construction
              Ltd. (b)........................       873
      10    LG Home Shopping, Inc. ...........       582
      15    Pohang Iron & Steel Co., Ltd. ....     1,492
      10    SK Telecom Co., Ltd. .............     1,931
                                                --------
                                                  13,693
                                                --------
Spain (2.4%):
      13    Acerinox SA, Registered Shares....       482
      32    Autopistas Cesa...................       362
     170    Banco Bilbao Vizcaya Argentina
              SA..............................     1,628
     385    Banco Santander Central Hispano
              Americano SA....................     2,645
      27    Corporacion Mapfre SA.............       219
       5    Enagas (b)........................        30
      52    Endesa SA.........................       604
      31    Fomento de Construcciones y
              Contratas SA....................       703
      20    Gas Natural SDG SA................       386
     100    Grupo Dragados SA.................     1,700
      20    Grupo Prisa SA (b)................       130
      99    Iberdrola SA......................     1,381
     137    Repsol SA.........................     1,807
     376    Telefonica SA (b).................     3,367
       7    Telefonica SA (b).................        65
      10    Terra Networks SA (b).............        42
      64    Union Electric Fenosa SA..........       846
      29    Vallehermoso SA...................       301
      64    Zardoya Otis SA...................       843
                                                --------
                                                  17,541
                                                --------
Sweden (3.5%):
      25    AstraZeneca Group PLC.............       878
      70    Atlas Copco AB, Series A..........     1,366
      60    Autoliv, Inc. ....................     1,229

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       72
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Sweden, continued:
      33    Axfood AB.........................  $    614
     100    Billerud AB.......................     1,090
      50    Bure Invesment Aktiebolaget.......        60
      25    Capio AB (b)......................       198
      75    Electrolux AB, Series B...........     1,184
     275    Enea Data AB (b)..................        48
     225    Eniro AB..........................     1,421
      40    Getinge Industrier AB, Class B....       821
      10    Haldex AB.........................        87
      38    Hennes & Mauritz AB, Class B......       737
     125    Intrum Justitia AB (b)............       581
     228    LGP Telecom Holding AB (b)........       932
   1,065    LM Ericsson AB, Series B (b)......       746
     404    Nordic Baltic Holding AB..........     1,780
     100    Nordic Baltic Holding AB..........       441
      79    Novestra AB (b)...................        37
      10    Observer AB.......................        39
      15    PerBio Science AB (b).............       169
      30    Poolia AB.........................        75
      33    Pyrosequencing AB (b).............        30
      80    Securitas AB, Class B.............       955
     136    Sek Skanska AB, Class B...........       796
     700    Sek Telia AB......................     2,634
     300    Skandia Forsakrings AB............       799
     140    Skandiaviska Enskilda Banken,
              Class A.........................     1,165
     200    SSAB, Series A....................     2,364
     100    Svenska Handelsdanken, Class A....     1,331
     255    Telelogic AB (b)..................       181
      30    Volvo AB, Class B.................       489
                                                --------
                                                  25,277
                                                --------
Switzerland (4.8%):
      20    Adecco SA.........................       784
      29    Compagnie Financiere Richemont UTS
              AG..............................       541
      55    Converium Holding AG (b)..........     2,665
      39    Credit Suisse Group (b)...........       844
       2    Givaudan..........................     1,113
       3    Holcim Ltd., Class B..............       506
      30    Lonza Group AG....................     1,823
      18    Nestle SA.........................     3,759
     118    Novartis AG.......................     4,292
      30    Novartis AG ADR...................     1,102
      53    Roche Holding AG..................     3,714
      41    Swiss Reinsurance Corp.,
              Registered Shares...............     2,663
       7    Swisscom AG, Registered Shares....     1,970
      11    Syngenta AG.......................       657

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
Switzerland, continued:
       7    The Swatch Group AG, Registered
              Shares..........................  $    123
     154    UBS AG, Registered Shares (b).....     7,477
       6    Zurich Financial Services AG......       573
                                                --------
                                                  34,606
                                                --------
Taiwan (1.6%):
     100    Advanced Semiconductor
              Engineering, Inc. ADR (b).......       292
      65    Ase Test Ltd. (b).................       260
      51    Asustek Computer, Inc. GDR........        90
   1,020    Chang HWW Commercial Bank.........       487
   1,200    Cheng Shin Rubber Industry Co.,
              Ltd. ...........................     1,433
      75    Delta Electronics, Inc. ..........        88
      73    Far Eastern Textile Ltd. .........        25
     680    First Commercial Bank.............       449
     318    Fomosa Chemicals and Fibre
              Corp. ..........................       337
      23    Gigamedia Ltd. (b)................        15
      42    Hon Hai Precision GDR.............       318
     690    Hua Nan Financial Holdings Co.,
              Ltd. ...........................       503
       5    Kye Systems Corp. ................         4
      70    Nan Ya Plastic Corp. .............        60
      38    Powerchip Semiconductor GDR (b)...       109
   5,810    Pro Mos Technologies, Inc. (b)....     1,604
     492    Ritek Corp. GDR...................       443
     116    Systex Corp. ADR (b)..............       153
     930    Taishin Financial Holding Co.
              (b).............................       476
   3,800    Taiwan Cement Corp. (b)...........     1,141
      99    Taiwan Semiconductor Manufacturing
              Co., Ltd. ADR (b)...............       698
      92    Unimicron Technology Corp. .......        52
      29    United Microelectronics Corp.
              (b).............................        18
     214    United Microelectronics Corp. ADR
              (b).............................       719
   3,500    Yuanta Core Pacific Securities
              Co. ............................     1,681
                                                --------
                                                  11,455
                                                --------
United Kingdom (12.5%):
      77    Abbey National PLC................       644
     925    Amoco PLC.........................     6,359
      19    AWG PLC (b).......................       131
  13,386    AWG PLC, Red Shares...............        19
      82    BAE Systems PLC...................       163
     427    Barclays PLC......................     2,644
      97    Bass PLC..........................       786
     253    BG Group PLC......................     1,091
      40    BOC Group PLC.....................       578
       5    Bookham Technology PLC ADR (b)....         5

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




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
 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      62    Boots Co., PLC....................  $    588
       4    BP Amoco PLC ADR..................       154
      84    British Airways PLC (b)...........       182
     384    British Sky Broadcasting Group PLC
              (b).............................     3,952
     349    British Telecommunications Group
              PLC.............................     1,094
      50    Cable & Wireless PLC..............        36
      50    Cadbury Schweppes PLC.............       311
      29    Carlton Communications PLC........        64
     269    Centrica PLC......................       741
     100    Commercial Union PLC..............       713
     100    Compass Group PLC.................       531
     346    Corus Group PLC (b)...............       152
     303    Diageo PLC........................     3,297
     100    Dimensions Data Holdings PLC
              (b).............................        47
      51    EMI Group PLC.....................       114
     250    Friends Provident PLC.............       486
     347    Glaxosmithkline PLC...............     6,664
      25    Glaxosmithkline PLC ADR...........       937
      30    Granada Compass PLC...............        38
      33    Great Universal Stores PLC........       311
     129    Hanson PLC........................       574
     320    HBOS PLC..........................     3,374
     377    Imperial Chemical Industries
              PLC.............................     1,397
     558    Invensys PLC......................       474
      92    J Sainsbury PLC...................       412
      96    Kingfisher PLC....................       342
     200    Ladbroke Group PLC................       537
     534    Lloyds TSB Group PLC..............     3,837
     130    Man (E D & F) Group...............     1,856
     172    Marks & Spencer Group PLC.........       870
     249    MMO2 PLC (b)......................       177
     167    National Grid Group PLC...........     1,225
     129    National Power PLC (b)............       199
      30    Next PLC..........................       356
     100    Old Mutual PLC....................       142
       2    ParthusCeva, Inc. (b).............        13
      50    Pearson PLC.......................       462
     213    Prudential Corp., PLC.............     1,503
      89    Rank Group PLC....................       383
      25    Reckitt & Colman..................       485
      50    Reed International PLC............       428
     255    Rentokil Initial PLC..............       905
     141    Reuters Group PLC.................       402
      46    Rio Tinto PLC.....................       913
      27    RMC Group PLC.....................       158
      71    Rolls-Royce PLC...................       123
     167    Royal & Sun Alliance Insurance
              Group PLC.......................       324

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     367    Royal Bank of Scotland Group
              PLC.............................  $  8,785
      50    Schroders PLC.....................       411
      92    Scottish Power PLC................       539
     420    Shell Transportation & Trading
              Co., PLC........................     2,765
     200    Shire Pharmaceuticals Group PLC
              (b).............................     1,280
     700    Smith & Nephew PLC................     4,288
      18    Smiths Industries PLC.............       198
     110    Taylor Woodrow PLC................       299
     199    Tesco PLC.........................       623
      50    Thus Group PLC (b)................         7
     232    Unilever PLC......................     2,206
     505    Vodafone Group ADR................     9,150
   1,978    Vodaphone Group PLC...............     3,606
      80    William Hill PLC..................       292
      50    Wolseley PLC......................       420
     102    Woolworths Group PLC..............        59
      20    Zeneca PLC........................       715
                                                --------
                                                  90,346
                                                --------
United States (0.3%):
      25    America Movil.....................       359
       4    Claxson Interactive Group, Class A
              (b).............................         1
      40    Embraer Aircraft Corp. ...........       635
      11    Gen-Probe, Inc. (b)...............       260
      45    Starmedia Network, Inc. (b).......         0
       4    Transocean Sedco Forex, Inc. .....        93
      44    UTStarcom, Inc. (b)...............       863
                                                --------
                                                   2,211
                                                --------
  Total Common Stocks                            635,933
                                                --------
CORPORATE BONDS (0.0%):
United Kingdom (0.0%):
 $    36    BG Transco Holdings PLC, 7.06%,
              12/14/09........................        58
      36    BG Transco Holdings PLC, 4.19%,
              12/14/22........................        64
      36    BG Transco Holdings PLC, 7.00%,
              12/16/24........................        63
                                                --------
  Total Corporate Bonds                              185
                                                --------
ISHARES (0.8%):
France (0.2%):
     100    MSCI France Index Fund............     1,480
                                                --------
Germany (0.3%):
     225    MSCI Germany Index Fund...........     2,213
                                                --------
Japan (0.1%):
     155    MSCI Japan Index Fund.............     1,074
                                                --------

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




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
 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
ISHARES, CONTINUED:
United Kingdom (0.2%):
     110    MSCI United Kingdom Index Fund....  $  1,337
                                                --------
  Total iShares                                    6,104
                                                --------
PREFERRED STOCKS (0.3%):
Australia (0.2%):
     214    News Corp., Ltd. .................     1,153
      13    News Corp., Ltd. ADR..............       290
                                                --------
                                                   1,443
                                                --------
Brazil (0.0%):
  57,000    Telecomunicacoes Brasileiras SA
              (b).............................         0
 220,000    Telesp Celular Participacoes......       264
                                                --------
Germany (0.1%):
      29    Man AG Vorzugsaktien..............       308
      10    RWE AG............................       207
                                                --------
                                                     515
                                                --------
  Total Preferred Stocks                           2,222
                                                --------
RIGHTS (0.0%):
Spain (0.0%):
      32    Acesa Infraesturas SA (b).........        18
                                                --------
  Total Rights                                        18
                                                --------

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
WARRANTS (0.0%):
Thailand (0.0%):
      28    Siam Commercial Bank (b)..........  $      0
                                                --------
  Total Warrants                                       0
                                                --------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Bills (0.5%):
 $ 3,365    2/13/03 (c).......................     3,361
                                                --------
  Total U.S. Treasury Obligations                  3,361
                                                --------
INVESTMENT COMPANIES (3.6%):
  25,778    One Group Prime Money Market Fund,
              Class I.........................    25,778
                                                --------
  Total Investment Companies                      25,778
                                                --------
Total (Cost $745,159)(a)                        $673,601
                                                ========

------------
Percentages indicated are based on net assets of $723,317.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  87,279
                   Unrealized depreciation......................   (158,837)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (71,558)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for Futures Contracts.

Amounts shown as 0 are either 0, or rounded to less than 1,000.

ADR        American Depository Receipt
GDR        Global Depository Receipt

Continued

ONE GROUP DIVERSIFIED INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




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The following represents the allocations by industry for common stocks, preferred stocks, and corporate bonds based on net assets:

                                     INDUSTRY                     PERCENTAGE
                                     --------                     ----------
                   Commercial Services..........................      1.8%
                   Communications...............................     10.9%
                   Consumer Durable.............................      5.5%
                   Consumer Non-Durable.........................      7.1%
                   Consumer Services............................      3.3%
                   Distribution Services........................      0.7%
                   Electronic Technology........................      7.5%
                   Energy.......................................      7.6%
                   Financial Services...........................     19.6%
                   Health Care..................................      0.0%
                   Health Technology............................      8.1%
                   Industrial Services..........................      3.2%
                   Miscellaneous................................      1.6%
                   Non-Energy Minerals..........................      3.7%
                   Process Industries...........................      5.1%
                   Producer Manufacturing.......................      4.6%
                   Retail.......................................      3.1%
                   Technology Services..........................      0.8%
                   Transportation...............................      3.2%
                   Utilities....................................      2.7%

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                        SMALL CAP    SMALL CAP     MID CAP       MID CAP      DIVERSIFIED
                                                         GROWTH        VALUE        GROWTH        VALUE         MID CAP
                                                          FUND         FUND          FUND          FUND          FUND
                                                        ---------    ---------    ----------    ----------    -----------
ASSETS:
Investments, at cost..................................  $ 397,522    $693,343     $1,813,540    $1,320,127     $868,121
Unrealized appreciation (depreciation) from
  investments.........................................     38,937     (43,557)        19,142         6,220        5,611
                                                        ---------    --------     ----------    ----------     --------
Investments, at value.................................    436,459     649,786      1,832,682     1,326,347      873,732
Cash..................................................          1          --             --            --           --
Interest and dividends receivable.....................        176       1,054            786         1,367          896
Receivable for capital shares issued..................        243         381            757         1,174           27
Receivable from brokers for investments sold..........      4,154          --          3,383        17,380           --
Collateral received for securities on loan............     48,798      56,580         96,769        90,302       82,009
Prepaid expenses......................................          4           5             15            11            7
                                                        ---------    --------     ----------    ----------     --------
Total Assets..........................................    489,835     707,806      1,934,392     1,436,581      956,671
                                                        ---------    --------     ----------    ----------     --------
LIABILITIES:
Cash overdraft........................................         --         399             --            --           --
Dividends payable.....................................         --       1,640             --         2,394          575
Payable to brokers for investments purchased..........        642       5,030          9,892        11,664           --
Payable for capital shares redeemed...................         14       1,021            257           149           53
Payable for return of collateral received for
  securities on loan..................................     48,798      56,580         96,769        90,302       82,009
Accrued expenses and other payables:
  Investment advisory fees............................        281         408          1,037           843          560
  Administration fees.................................         61          89            253           184          122
  Distribution fees...................................         31          58            297            94           39
  Other...............................................        207         153          1,258           616          402
                                                        ---------    --------     ----------    ----------     --------
Total Liabilities.....................................     50,034      65,378        109,763       106,246       83,760
                                                        ---------    --------     ----------    ----------     --------
NET ASSETS:
Capital...............................................    542,135     690,464      2,310,305     1,436,835      920,095
Undistributed (distributions in excess of) net
  investment income...................................     (1,230)         17         (5,490)          (61)         (86)
Accumulated undistributed net realized gains (losses)
  from investments, options and futures
  transactions........................................   (140,041)     (4,496)      (499,328)     (112,659)     (52,709)
Net unrealized appreciation (depreciation) from
  investments, options and futures....................     38,937     (43,557)        19,142         6,220        5,611
                                                        ---------    --------     ----------    ----------     --------
Net Assets............................................  $ 439,801    $642,428     $1,824,629    $1,330,335     $872,911
                                                        =========    ========     ==========    ==========     ========
NET ASSETS:
  Class I.............................................  $ 366,485    $517,466     $1,255,676    $1,103,455     $745,823
  Class A.............................................     49,699      76,139        302,393       158,501      110,938
  Class B.............................................     19,919      23,778        215,006        55,228       12,934
  Class C.............................................      3,698      25,045         51,554        13,151        3,216
                                                        ---------    --------     ----------    ----------     --------
Total.................................................  $ 439,801    $642,428     $1,824,629    $1,330,335     $872,911
                                                        =========    ========     ==========    ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I.............................................     45,584      31,156         74,759        89,375       53,576
  Class A.............................................      6,254       4,673         18,481        12,783        8,075
  Class B.............................................      2,683       1,526         14,595         4,556          968
  Class C.............................................        487       1,612          3,229         1,085          240
                                                        ---------    --------     ----------    ----------     --------
Total.................................................     55,008      38,967        111,064       107,799       62,859
                                                        =========    ========     ==========    ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.............................................  $    8.04    $  16.61     $    16.80    $    12.35     $  13.92
                                                        =========    ========     ==========    ==========     ========
  Class A -- Redemption price per share...............  $    7.95    $  16.29     $    16.36    $    12.40     $  13.74
                                                        =========    ========     ==========    ==========     ========
      Maximum sales charge............................       5.25%       5.25%          5.25%         5.25%        5.25%
                                                        =========    ========     ==========    ==========     ========
      Maximum offering price per share (100%/(100% -
        maximum sales charge) of net asset value
        adjusted to the nearest cent).................  $    8.39    $  17.19     $    17.27    $    13.09     $  14.50
                                                        =========    ========     ==========    ==========     ========
  Class B -- Offering price per share (a).............  $    7.42    $  15.59     $    14.73    $    12.12     $  13.37
                                                        =========    ========     ==========    ==========     ========
  Class C -- Offering price per share (a).............  $    7.60    $  15.53     $    15.97    $    12.12     $  13.38
                                                        =========    ========     ==========    ==========     ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                        LARGE CAP     LARGE CAP      EQUITY     DIVERSIFIED
                                                         GROWTH         VALUE        INCOME       EQUITY       BALANCED
                                                          FUND           FUND         FUND         FUND          FUND
                                                       -----------    ----------    --------    -----------    --------
ASSETS:
Investments, at cost.................................  $ 1,662,807    $1,191,123    $269,310    $1,691,565     $340,217
Unrealized appreciation (depreciation) from
  investments........................................      183,068       (95,742)    162,770      (101,224)      (6,596)
                                                       -----------    ----------    --------    ----------     --------
Investments, at value................................    1,845,875     1,095,381     432,080     1,590,341      333,621
Cash.................................................           --            --          --            --           98
Interest and dividends receivable....................        2,294         1,230       1,025         2,263        1,666
Receivable for capital shares issued.................          269            13          52           165          110
Receivable from brokers for investments sold.........       24,510         2,940          --            --           12
Collateral received for securities on loan...........      111,779        73,920      22,835        56,305       41,134
Prepaid expenses.....................................           16             9           4            13            3
                                                       -----------    ----------    --------    ----------     --------
Total Assets.........................................    1,984,743     1,173,493     455,996     1,649,087      376,644
                                                       -----------    ----------    --------    ----------     --------
LIABILITIES:
Cash overdraft.......................................           --            --          --           225           --
Dividends payable....................................           --         3,430         632         3,275          654
Payable to brokers for investments purchased.........       27,073         5,588          --            --           --
Payable for capital shares redeemed..................          681            96          91           217          188
Payable for return of collateral received for
  securities on loan.................................      111,779        73,920      22,835        56,305       41,134
Accrued expenses and other payables:
  Investment advisory fees...........................          915           693         265         1,014          144
  Administration fees................................          259           151          60           222           47
  Distribution fees..................................          327            26          87            74          182
  Other..............................................        1,486           591         278           982          278
                                                       -----------    ----------    --------    ----------     --------
Total Liabilities....................................      142,520        84,495      24,248        62,314       42,627
                                                       -----------    ----------    --------    ----------     --------
NET ASSETS:
Capital..............................................    2,720,977     1,385,058     270,879     1,799,865      365,653
Undistributed (distributions in excess of) net
  investment income..................................       (1,179)          (51)         30           (40)         (29)
Accumulated undistributed net realized gains (losses)
  from investments and futures transactions..........   (1,060,643)     (200,267)     (1,931)     (111,828)     (25,011)
Net unrealized appreciation (depreciation) from
  investments and futures............................      183,068       (95,742)    162,770      (101,224)      (6,596)
                                                       -----------    ----------    --------    ----------     --------
Net Assets...........................................  $ 1,842,223    $1,088,998    $431,748    $1,586,773     $334,017
                                                       ===========    ==========    ========    ==========     ========
NET ASSETS:
  Class I............................................  $ 1,315,402    $1,033,815    $273,597    $1,379,072     $ 48,224
  Class A............................................      206,691        34,096      77,710       165,193      101,062
  Class B............................................      302,335        17,892      78,759        29,249      181,103
  Class C............................................       17,795         3,195       1,682        13,259        3,628
                                                       -----------    ----------    --------    ----------     --------
Total................................................  $ 1,842,223    $1,088,998    $431,748    $1,586,773     $334,017
                                                       ===========    ==========    ========    ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I............................................      117,705        94,926      19,696       148,889        4,389
  Class A............................................       18,100         3,107       5,615        17,898        9,191
  Class B............................................       28,334         1,641       5,699         3,279       16,397
  Class C............................................        1,682           293         122         1,476          329
                                                       -----------    ----------    --------    ----------     --------
Total................................................      165,821        99,967      31,132       171,542       30,306
                                                       ===========    ==========    ========    ==========     ========
Net Asset Value
  Class I -- Offering and redemption price per
    share............................................  $     11.18    $    10.89    $  13.89    $     9.26     $  10.99
                                                       ===========    ==========    ========    ==========     ========
  Class A -- Redemption price per share..............  $     11.42    $    10.98    $  13.84    $     9.23     $  11.00
                                                       ===========    ==========    ========    ==========     ========
      Maximum sales charge...........................         5.25%         5.25%       5.25%         5.25%        5.25%
                                                       ===========    ==========    ========    ==========     ========
      Maximum offering price per share (100%/(100% -
        maximum sales charge) of net asset value
        adjusted to the nearest cent)................  $     12.05    $    11.59    $  14.61    $     9.74     $  11.61
                                                       ===========    ==========    ========    ==========     ========
  Class B -- Offering price per share (a)............  $     10.67    $    10.90    $  13.82    $     8.92     $  11.05
                                                       ===========    ==========    ========    ==========     ========
  Class C -- Offering price per share (a)............  $     10.58    $    10.89    $  13.82    $     8.99     $  11.04
                                                       ===========    ==========    ========    ==========     ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                 MARKET
                                                    EQUITY     EXPANSION                  HEALTH    INTERNATIONAL    DIVERSIFIED
                                                    INDEX        INDEX      TECHNOLOGY   SCIENCES      EQUITY       INTERNATIONAL
                                                     FUND         FUND         FUND        FUND      INDEX FUND         FUND
                                                  ----------   ----------   ----------   --------   -------------   -------------
ASSETS:
Investments, at cost............................  $1,983,610    $111,366     $ 48,565    $14,071      $610,000        $ 745,159
Unrealized appreciation (depreciation) from
  investments...................................     350,059      (1,936)     (22,665)      (632)      (89,505)         (71,558)
                                                  ----------    --------     --------    -------      --------        ---------
Investments, at value...........................   2,333,669     109,430       25,900     13,439       520,495          673,601
Cash............................................          --          --           28         --            --               --
Foreign currency, at value (cost $0; $0; $0; $0;
  $8,429; $34,450 ).............................          --          --           --         --         8,623           35,514
Interest and dividends receivable...............       3,660          81           10         17           875            3,266
Receivable for capital shares issued............         627          68           15          2            26               17
Receivable from brokers for investments sold....          --          69           --         56             2           14,719
Net receivable for variation margin on futures
  contracts.....................................          57          --           --         --           102              176
Tax reclaim receivable..........................          --          --           --         --           171              295
Collateral received for securities on loan......     130,364       7,310          401        211        64,235           68,331
Prepaid expenses................................          19          29           --         --             4               --
                                                  ----------    --------     --------    -------      --------        ---------
Total Assets....................................   2,468,396     116,987       26,354     13,725       594,533          795,919
                                                  ----------    --------     --------    -------      --------        ---------
LIABILITIES:
Dividends payable...............................       7,678         106           --         --         1,774            2,383
Payable to brokers for investments purchased....          --          68           --         54            --              515
Payable for capital shares redeemed.............         397          23           96          9            62               56
Securities sold short, at value (proceeds $0;
  $0; $;0; $4; $0; $0)..........................          --          --           --          4            --               --
Payable for return of collateral received for
  securities on loan............................     130,364       7,310          401        211        64,235           68,331
Accrued expenses and other payables:
  Investment advisory fees......................         224          --           --         --           247              454
  Administration fees...........................         204          10           --         --            73              100
  Distribution fees.............................         449          22           10          7            19                9
  Other.........................................       1,439          --          124         42           412              754
                                                  ----------    --------     --------    -------      --------        ---------
Total Liabilities...............................     140,755       7,539          631        327        66,822           72,602
                                                  ----------    --------     --------    -------      --------        ---------
NET ASSETS:
Capital.........................................   2,230,374     115,880       75,994     17,795       664,015          914,790
Undistributed (distributions in excess of) net
  investment income.............................         167          --         (172)       (58)       (2,141)          (1,590)
Accumulated undistributed net realized gains
  (losses) from investments, options and futures
  transactions..................................    (252,804)     (4,496)     (27,434)    (3,707)      (44,822)        (119,806)
Net unrealized appreciation (depreciation) from
  investments, options and futures..............     349,904      (1,936)     (22,665)      (632)      (89,341)         (70,077)
                                                  ----------    --------     --------    -------      --------        ---------
Net Assets......................................  $2,327,641    $109,448     $ 25,723    $13,398      $527,711        $ 723,317
                                                  ==========    ========     ========    =======      ========        =========
NET ASSETS:
  Class I.......................................  $1,531,002    $ 75,065     $  3,686    $   320      $488,827        $ 697,512
  Class A.......................................     379,236      14,844       15,456      6,656        23,309           20,203
  Class B.......................................     325,684      10,732        5,808      6,020         8,783            5,112
  Class C.......................................      91,719       8,807          773        402         6,792              490
                                                  ----------    --------     --------    -------      --------        ---------
Total...........................................  $2,327,641    $109,448     $ 25,723    $13,398      $527,711        $ 723,317
                                                  ==========    ========     ========    =======      ========        =========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.......................................      76,183      10,151        1,153         38        41,102           69,668
  Class A.......................................      18,868       2,010        4,862        800         1,963            2,025
  Class B.......................................      16,272       1,457        1,860        735           780              560
  Class C.......................................       4,576       1,225          247         49           582               54
                                                  ----------    --------     --------    -------      --------        ---------
Total...........................................     115,899      14,843        8,122      1,622        44,427           72,307
                                                  ==========    ========     ========    =======      ========        =========
Net Asset Value
  Class I -- Offering and redemption price per
    share.......................................  $    20.10    $   7.39     $   3.20    $  8.36      $  11.89        $   10.01
                                                  ==========    ========     ========    =======      ========        =========
  Class A -- Redemption price per share.........  $    20.10    $   7.38     $   3.18    $  8.32      $  11.87        $    9.98
                                                  ==========    ========     ========    =======      ========        =========
    Maximum sales charge........................        5.25%       5.25%        5.25%      5.25%         5.25%            5.25%
                                                  ==========    ========     ========    =======      ========        =========
    Maximum offering price per share
      (100%/(100% - maximum sales charge) of net
      asset value adjusted to the nearest
      cent).....................................  $    21.21    $   7.79     $   3.36    $  8.78      $  12.53        $   10.53
                                                  ==========    ========     ========    =======      ========        =========
  Class B -- Offering price per share (a).......  $    20.02    $   7.36     $   3.12    $  8.20      $  11.26        $    9.13
                                                  ==========    ========     ========    =======      ========        =========
  Class C -- Offering price per share (a).......  $    20.04    $   7.19     $   3.12    $  8.19      $  11.66        $    9.12
                                                  ==========    ========     ========    =======      ========        =========

------------
(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                SMALL CAP    SMALL CAP     MID CAP      MID CAP     DIVERSIFIED
                                                 GROWTH        VALUE       GROWTH        VALUE        MID CAP
                                                  FUND         FUND         FUND         FUND          FUND
                                                ---------    ---------    ---------    ---------    -----------
INVESTMENT INCOME:
Dividend income...............................  $  1,062     $   6,651    $   5,081    $  10,837     $   5,662
Interest income...............................         5             3            1           24             1
Income from securities lending................       138            77          198          140            87
                                                --------     ---------    ---------    ---------     ---------
Total Income..................................     1,205         6,731        5,280       11,001         5,750
                                                --------     ---------    ---------    ---------     ---------
EXPENSES:
Investment advisory fees......................     1,590         2,435        6,638        4,932         3,350
Administration fees...........................       347           531        1,460        1,075           730
Distribution fees (Class A)...................        85           136          525          275           218
Distribution fees (Class B)...................       105           120        1,141          307            66
Distribution fees (Class C)...................        15           133          254           59            16
Custodian fees................................        28            21           44           29            21
Legal and audit fees..........................         5             4           10            7             5
Trustees' fees and expenses...................         4             4           12            8             5
Transfer agent fees...........................       225           269        1,366          437           275
Registration and filing fees..................        31            45           63           53            27
Printing and mailing costs....................        26            32          103           67            40
Other.........................................         8            12           19           15             9
                                                --------     ---------    ---------    ---------     ---------
Total expenses before waivers.................     2,469         3,742       11,635        7,264         4,762
Less waivers..................................       (40)          (89)        (903)        (147)         (118)
                                                --------     ---------    ---------    ---------     ---------
Net Expenses..................................     2,429         3,653       10,732        7,117         4,644
                                                --------     ---------    ---------    ---------     ---------
Net Investment Income (Loss)..................    (1,224)        3,078       (5,452)       3,884         1,106
                                                --------     ---------    ---------    ---------     ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains (losses) from investment
  transactions................................   (70,698)       (3,169)    (129,078)     (92,124)      (36,744)
Net realized gains (losses) from options and
  futures transactions........................        --            --           --          437            --
Net change in unrealized appreciation
  (depreciation) from investments, options and
  futures.....................................    12,528      (132,689)     (70,512)    (131,773)      (98,955)
                                                --------     ---------    ---------    ---------     ---------
Net realized/unrealized gains (losses) on
  investments, options and futures............   (58,170)     (135,858)    (199,590)    (223,460)     (135,699)
                                                --------     ---------    ---------    ---------     ---------
Change in net assets resulting from
  operations..................................  $(59,394)    $(132,780)   $(205,042)   $(219,576)    $(134,593)
                                                ========     =========    =========    =========     =========

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                  LARGE CAP    LARGE CAP     EQUITY     DIVERSIFIED
                                                   GROWTH        VALUE       INCOME       EQUITY       BALANCED
                                                    FUND         FUND         FUND         FUND          FUND
                                                  ---------    ---------    --------    -----------    --------
INVESTMENT INCOME:
Dividend income.................................  $  10,604    $  12,058    $  6,663     $  14,584     $  1,891
Interest income.................................         --(a)         1         182             9        4,530
Income from securities lending..................        105          108          25            60           30
                                                  ---------    ---------    --------     ---------     --------
Total Income....................................     10,709       12,167       6,870        14,653        6,451
                                                  ---------    ---------    --------     ---------     --------
EXPENSES:
Investment advisory fees........................      7,215        4,087       1,715         6,028        1,157
Administration fees.............................      1,595          891         374         1,320          287
Distribution fees (Class A).....................        385           60         143           299          181
Distribution fees (Class B).....................      1,657           95         435           167          980
Distribution fees (Class C).....................         95           15           8            69           15
Custodian fees..................................         46           31           8            29           16
Legal and audit fees............................         11            8           4             9            4
Trustees' fees and expenses.....................         13            8           2            10            2
Transfer agent fees.............................      2,254          328         225           634          335
Registration and filing fees....................         87           33          19            39           20
Printing and mailing costs......................        113           67          20            88           18
Other...........................................         20           14           5            14           16
                                                  ---------    ---------    --------     ---------     --------
Total expenses before waivers...................     13,491        5,637       2,958         8,706        3,031
Less waivers....................................     (1,678)         (72)       (120)         (183)        (322)
                                                  ---------    ---------    --------     ---------     --------
Net Expenses....................................     11,813        5,565       2,838         8,523        2,709
                                                  ---------    ---------    --------     ---------     --------
Net Investment Income (Loss)....................     (1,104)       6,602       4,032         6,130        3,742
                                                  ---------    ---------    --------     ---------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from investment
  transactions..................................   (114,310)     (95,025)       (573)      (62,222)      (9,937)
Net change in unrealized appreciation
  (depreciation) from investments and futures...    (98,237)     (85,721)    (63,990)     (141,573)     (12,964)
                                                  ---------    ---------    --------     ---------     --------
Net realized/unrealized gains (losses) on
  investments and futures.......................   (212,547)    (180,746)    (64,563)     (203,795)     (22,901)
                                                  ---------    ---------    --------     ---------     --------
Change in net assets resulting from
  operations....................................  $(213,651)   $(174,144)   $(60,531)    $(197,665)    $(19,159)
                                                  =========    =========    ========     =========     ========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                           EQUITY       MARKET                     HEALTH     INTERNATIONAL     DIVERSIFIED
                                            INDEX      EXPANSION    TECHNOLOGY    SCIENCES       EQUITY        INTERNATIONAL
                                            FUND         FUND          FUND         FUND       INDEX FUND          FUND
                                          ---------    ---------    ----------    --------    -------------    -------------
INVESTMENT INCOME:
Dividend income.........................  $  21,568     $   507      $    47       $   76       $  3,505         $   5,202
Interest income.........................         25           1            1           --             24                38
Foreign tax withholding.................         --          --           --           --           (350)             (379)
Income from securities lending..........        202           9            1           --            373               306
                                          ---------     -------      -------       ------       --------         ---------
Total Income............................     21,795         517           49           76          3,552             5,167
                                          ---------     -------      -------       ------       --------         ---------
EXPENSES:
Investment advisory fees................      3,588         151          129           58          1,489             2,984
Administration fees.....................      1,930          69           21           11            437               602
Distribution fees (Class A).............        694          22           29           12             44                40
Distribution fees (Class B).............      1,748          51           30           30             49                28
Distribution fees (Class C).............        483          37            3            2             36                 2
Custodian fees..........................         62          91            4            3            145               414
Legal and audit fees....................         11           2            2            3              5                 6
Trustees' fees and expenses.............         15          --(a)        --(a)        --(a)           3                 5
Transfer agent fees.....................      1,458          26          119           53            141               149
Registration and filing fees............         48          12           38           30             27                34
Printing and mailing costs..............        127           3            2            1             28                46
Other...................................         25          12            4            5             54                50
                                          ---------     -------      -------       ------       --------         ---------
Total expenses before waivers...........     10,189         476          381          208          2,458             4,360
Less waivers............................     (3,276)       (127)        (160)         (74)           (41)             (323)
                                          ---------     -------      -------       ------       --------         ---------
Net Expenses............................      6,913         349          221          134          2,417             4,037
                                          ---------     -------      -------       ------       --------         ---------
Net Investment Income (Loss)............     14,882         168         (172)         (58)         1,135             1,130
                                          ---------     -------      -------       ------       --------         ---------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investment transactions...............    (65,048)     (3,964)      (4,042)      (2,137)        (1,800)          (55,831)
Net change in unrealized appreciation on
  options and futures transactions......     (2,005)         --           --            5         (4,587)           (8,232)
Net change in unrealized appreciation
  (depreciation) from investments,
  options and futures...................   (226,043)     (5,948)         976        1,246        (88,088)          (63,829)
                                          ---------     -------      -------       ------       --------         ---------
Net realized/unrealized gains (losses)
  on investments, options and futures...   (293,096)     (9,912)      (3,066)        (886)       (94,475)         (127,892)
                                          ---------     -------      -------       ------       --------         ---------
Change in net assets resulting from
  operations............................  $(278,214)    $(9,744)     $(3,238)      $ (944)      $(93,340)        $(126,762)
                                          =========     =======      =======       ======       ========         =========

------------
(a) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                  SMALL CAP                   SMALL CAP                     MID CAP
                                                 GROWTH FUND                  VALUE FUND                  GROWTH FUND
                                           ------------------------    ------------------------    --------------------------
                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED          ENDED
                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,     JUNE 30,
                                               2002          2002          2002          2002          2002           2002
                                           ------------    --------    ------------    --------    ------------    ----------
                                           (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)...........    $ (1,224)     $ (3,005)    $   3,078      $  3,578     $   (5,452)    $  (15,960)
  Net realized gains (losses) from
    investments, options and futures
    transactions.........................     (70,698)      (18,750)       (3,169)       44,977       (129,078)      (187,927)
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures..............................      12,528       (26,919)     (132,689)       25,418        (70,512)      (140,215)
                                             --------      --------     ---------      --------     ----------     ----------
Change in net assets resulting from
  operations.............................     (59,394)      (48,674)     (132,780)       73,973       (205,042)      (344,102)
                                             --------      --------     ---------      --------     ----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income.............          --            --        (2,663)       (3,325)            --             --
  From net realized gains................          --            --       (29,161)      (19,483)            --         (4,598)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.............          --            --          (303)         (285)            --             --
  From net realized gains................          --            --        (4,434)       (2,543)            --         (1,165)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.............          --            --           (13)           (6)            --             --
  From net realized gains................          --            --        (1,417)         (737)            --         (1,228)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.............          --            --           (14)           (9)            --             --
  From net realized gains................          --            --        (1,662)         (208)            --           (222)
                                             --------      --------     ---------      --------     ----------     ----------
Change in net assets from shareholder
  distributions..........................          --            --       (39,667)      (26,596)            --         (7,213)
                                             --------      --------     ---------      --------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...........................      42,756       147,227        23,329       370,012         54,447        170,703
                                             --------      --------     ---------      --------     ----------     ----------
Change in net assets.....................     (16,638)       98,553      (149,118)      417,389       (150,595)      (180,612)
NET ASSETS:
  Beginning of period....................     456,439       357,886       791,546       374,157      1,975,224      2,155,836
                                             --------      --------     ---------      --------     ----------     ----------
  End of period..........................    $439,801      $456,439     $ 642,428      $791,546     $1,824,629     $1,975,224
                                             ========      ========     =========      ========     ==========     ==========

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                               MID CAP                     DIVERSIFIED                    LARGE CAP
                                              VALUE FUND                   MID CAP FUND                  GROWTH FUND
                                      --------------------------    --------------------------    --------------------------
                                       SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                          2002           2002           2002           2002           2002           2002
                                      ------------    ----------    ------------    ----------    ------------    ----------
                                      (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)......   $    3,884     $    7,030     $    1,106     $    1,006     $   (1,104)    $   (9,809)
  Net realized gains (losses) from
    investment transactions.........      (92,124)        73,009        (36,744)        (8,775)      (114,310)      (377,347)
  Net realized gains (losses) from
    options and futures
    transactions....................          437            743             --             --             --             --
  Net change in unrealized
    appreciation (depreciation) from
    investments, options and
    futures.........................     (131,773)       (73,537)       (98,955)       (83,771)       (98,237)      (498,448)
                                       ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets resulting from
  operations........................     (219,576)         7,245       (134,593)       (91,540)      (213,651)      (885,604)
                                       ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income........       (3,502)        (6,617)        (1,099)        (1,001)            --             --
  From net realized gains...........      (57,742)       (96,280)            --        (43,129)            --             --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income........         (301)          (437)           (19)            --             --             --
  From net realized gains...........       (7,981)       (10,281)            --         (8,352)            --             --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income........           --             --             --             --             --             --
  From net realized gains...........       (3,392)        (4,827)            --           (612)            --             --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income........           --             --             --             --             --             --
  From net realized gains...........         (592)          (300)            --            (93)            --             --
                                       ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets from
  shareholder distributions.........      (73,510)      (118,742)        (1,118)       (53,187)            --             --
                                       ----------     ----------     ----------     ----------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions......................      121,611        249,445          5,382         66,248       (140,796)       (44,043)
                                       ----------     ----------     ----------     ----------     ----------     ----------
Change in net assets................     (171,475)       137,948       (130,329)       (78,479)      (354,447)      (929,647)
NET ASSETS:
  Beginning of period...............    1,501,810      1,363,862      1,003,240      1,081,719      2,196,670      3,126,317
                                       ----------     ----------     ----------     ----------     ----------     ----------
  End of period.....................   $1,330,335     $1,501,810     $  872,911     $1,003,240     $1,842,223     $2,196,670
                                       ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                                               EQUITY
                                                LARGE CAP                    INCOME FUND                  DIVERSIFIED
                                                VALUE FUND            -------------------------           EQUITY FUND
                                        --------------------------     SIX MONTHS                  --------------------------
                                         SIX MONTHS        YEAR          ENDED          YEAR        SIX MONTHS        YEAR
                                           ENDED          ENDED         DECEMBER        ENDED         ENDED          ENDED
                                        DECEMBER 31,     JUNE 30,         31,         JUNE 30,     DECEMBER 31,     JUNE 30,
                                            2002           2002           2002          2002           2002           2002
                                        ------------    ----------    ------------    ---------    ------------    ----------
                                        (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)........   $    6,602     $    8,848     $   4,032      $   6,904     $    6,130     $    7,922
  Net realized gains (losses) from
    investments and futures
    transactions......................      (95,025)       (61,911)         (573)        20,951        (62,222)       (49,204)
  Net change in unrealized
    appreciation (depreciation) from
    investments and futures...........      (85,721)      (254,674)      (63,990)       (89,617)      (141,573)      (355,999)
                                         ----------     ----------     ---------      ---------     ----------     ----------
Change in net assets resulting from
  operations..........................     (174,144)      (307,737)      (60,531)       (61,762)      (197,665)      (397,281)
                                         ----------     ----------     ---------      ---------     ----------     ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........       (6,348)        (8,624)       (2,832)        (5,268)        (5,543)        (7,410)
  From net realized gains.............           --        (15,797)       (9,676)       (23,541)            --         (5,305)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........         (165)          (229)         (690)        (1,018)          (453)          (414)
  From net realized gains.............           --           (871)       (2,709)        (5,139)            --           (698)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........          (18)            --          (404)          (611)            --             --
  From net realized gains.............           --           (340)       (2,904)        (6,844)            --           (141)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........           (4)            --            (8)            (7)            --             --
  From net realized gains.............           --            (43)          (47)           (67)            --            (56)
                                         ----------     ----------     ---------      ---------     ----------     ----------
Change in net assets from shareholder
  distributions.......................       (6,535)       (25,904)      (19,270)       (42,495)        (5,996)       (14,024)
                                         ----------     ----------     ---------      ---------     ----------     ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions........................       41,789        (95,440)      (22,872)       (23,317)        14,247        148,599
                                         ----------     ----------     ---------      ---------     ----------     ----------
Change in net assets..................     (138,890)      (429,081)     (102,673)      (127,574)      (189,414)      (262,706)
NET ASSETS:
  Beginning of period.................    1,227,888      1,656,969       534,421        661,995      1,776,187      2,038,893
                                         ----------     ----------     ---------      ---------     ----------     ----------
  End of period.......................   $1,088,998     $1,227,888     $ 431,748      $ 534,421     $1,586,773     $1,776,187
                                         ==========     ==========     =========      =========     ==========     ==========

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                    BALANCED                      EQUITY                       MARKET
                                                      FUND                      INDEX FUND                 EXPANSION FUND
                                            ------------------------    --------------------------    ------------------------
                                             SIX MONTHS       YEAR       SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                               ENDED         ENDED         ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,    JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                2002          2002          2002           2002           2002          2002
                                            ------------    --------    ------------    ----------    ------------    --------
                                            (UNAUDITED)                 (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)............    $  3,742      $  8,451     $   14,882     $   24,685      $    168      $   108
  Net realized gains (losses) from
    investment transactions...............      (9,937)       (9,086)       (65,048)       (95,358)       (3,964)        (307)
  Net realized gains (losses) from futures
    transactions..........................          --            --         (2,005)        (5,470)           --           --
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures...............................     (12,964)      (43,648)      (226,043)      (517,547)       (5,948)        (983)
                                              --------      --------     ----------     ----------      --------      -------
Change in net assets resulting from
  operations..............................     (19,159)      (44,283)      (278,214)      (593,690)       (9,744)      (1,182)
                                              --------      --------     ----------     ----------      --------      -------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..............        (739)       (1,826)       (11,235)       (19,446)         (149)        (106)
  From net realized gains.................          --            --             --             --          (110)        (132)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..............      (1,316)       (2,766)        (2,356)        (4,646)          (15)          (5)
  From net realized gains.................          --            --             --             --           (27)         (17)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..............      (1,720)       (3,841)          (742)          (474)           --           --
  From net realized gains.................          --            --             --             --           (24)         (22)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..............         (28)          (29)          (210)          (139)           --           --
  From net realized gains.................          --            --             --             --           (16)          (5)
                                              --------      --------     ----------     ----------      --------      -------
Change in net assets from shareholder
  distributions...........................      (3,803)       (8,462)       (14,543)       (24,705)         (341)        (287)
                                              --------      --------     ----------     ----------      --------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions............................     (42,784)      (38,688)       (23,856)       104,602        49,572       30,351
                                              --------      --------     ----------     ----------      --------      -------
Change in net assets......................     (65,746)      (91,433)      (316,613)      (513,793)       39,487       28,882
NET ASSETS:
  Beginning of period.....................     399,763       491,196      2,644,254      3,158,047        69,961       41,079
                                              --------      --------     ----------     ----------      --------      -------
  End of period...........................    $334,017      $399,763     $2,327,641     $2,644,254      $109,448      $69,961
                                              ========      ========     ==========     ==========      ========      =======

------------

(a) Amount is less than $1,000.

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                          TECHNOLOGY              HEALTH SCIENCES         INTERNATIONAL EQUITY
                                             FUND                      FUND                    INDEX FUND
                                    -----------------------   -----------------------   ------------------------
                                     SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                       ENDED        ENDED        ENDED         ENDED       ENDED        ENDED
                                    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                        2002         2002         2002         2002         2002         2002
                                    ------------   --------   ------------   --------   ------------   ---------
                                    (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)....    $  (172)     $   (561)    $   (58)     $  (178)     $  1,135     $   4,665
  Net realized gains (losses) from
    investment transactions.......     (4,042)      (10,581)     (2,137)      (1,595)       (1,800)      (19,480)
  Net realized gains (losses) from
    options and futures
    transactions..................         --            --           5           20        (4,587)       (7,899)
  Net change in unrealized
    appreciation (depreciation)
    from investments, options and
    futures.......................        976        (8,070)      1,246       (2,590)      (88,088)      (54,516)
                                      -------      --------     -------      -------      --------     ---------
Change in net assets resulting
  from operations.................     (3,238)      (19,212)       (944)      (4,343)      (93,340)      (77,230)
                                      -------      --------     -------      -------      --------     ---------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income......         --            --          --           --        (1,723)       (4,924)
  From net realized gains.........         --            --          --           (3)           --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income......         --            --          --           --           (51)         (193)
  From net realized gains.........         --            --          --          (18)           --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income......         --            --          --           --            --           (51)
  From net realized gains.........         --            --          --          (13)           --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income......         --            --          --           --            --           (30)
  From net realized gains.........         --            --          --           (2)           --            --
                                      -------      --------     -------      -------      --------     ---------
Change in net assets from
  shareholder distributions.......         --            --          --          (36)       (1,774)       (5,198)
                                      -------      --------     -------      -------      --------     ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions....................        369           496        (754)       9,757         7,129         3,252
                                      -------      --------     -------      -------      --------     ---------
Change in net assets..............     (2,869)      (18,716)     (1,698)       5,378       (87,985)      (79,176)
NET ASSETS:
  Beginning of period.............     28,592        47,308      15,096        9,718       615,696       694,872
                                      -------      --------     -------      -------      --------     ---------
  End of period...................    $25,723      $ 28,592     $13,398      $15,096      $527,711     $ 615,696
                                      =======      ========     =======      =======      ========     =========

                                          DIVERSIFIED
                                       INTERNATIONAL FUND
                                    ------------------------
                                     SIX MONTHS      YEAR
                                       ENDED         ENDED
                                    DECEMBER 31,    JUNE 30,
                                        2002         2002
                                    ------------   ---------
                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)....   $   1,130     $   5,715
  Net realized gains (losses) from
    investment transactions.......     (55,831)      (31,805)
  Net realized gains (losses) from
    options and futures
    transactions..................      (8,232)      (16,380)
  Net change in unrealized
    appreciation (depreciation)
    from investments, options and
    futures.......................     (63,829)      (27,876)
                                     ---------     ---------
Change in net assets resulting
  from operations.................    (126,762)      (70,346)
                                     ---------     ---------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income......      (2,343)       (7,964)
  From net realized gains.........          --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income......         (40)         (259)
  From net realized gains.........          --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income......          --           (47)
  From net realized gains.........          --            --
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income......          --            (4)
  From net realized gains.........          --            --
                                     ---------     ---------
Change in net assets from
  shareholder distributions.......      (2,383)       (8,274)
                                     ---------     ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions....................      20,655        75,137
                                     ---------     ---------
Change in net assets..............    (108,490)       (3,483)
NET ASSETS:
  Beginning of period.............     831,807       835,290
                                     ---------     ---------
  End of period...................   $ 723,317     $ 831,807
                                     =========     =========

------------

(a) Period from commencement of operations.

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                    SMALL CAP                   SMALL CAP                     MID CAP
                                                   GROWTH FUND                  VALUE FUND                  GROWTH FUND
                                             ------------------------    ------------------------    -------------------------
                                              SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                ENDED         ENDED         ENDED          ENDED        ENDED          ENDED
                                             DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,   JUNE 30,
                                                 2002          2002          2002          2002          2002          2002
                                             ------------    --------    ------------    --------    ------------    ---------
                                             (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued..............    $ 72,311      $209,203      $ 88,369      $343,410     $ 208,574      $ 375,223
  Dividends reinvested.....................          --            --         7,792         6,209            --          3,915
  Cost of shares redeemed..................     (33,374)      (68,956)      (70,843)      (85,170)     (130,165)      (258,102)
                                               --------      --------      --------      --------     ---------      ---------
Change in net assets from Class I capital
  transactions.............................    $ 38,937      $140,247      $ 25,318      $264,449     $  78,409      $ 121,036
                                               ========      ========      ========      ========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued..............    $ 86,327      $ 33,620      $ 19,068      $ 89,342     $ 376,580      $ 177,719
  Dividends reinvested.....................          --            --         3,832         2,368            --          1,130
  Cost of shares redeemed..................     (83,054)      (29,873)      (22,132)      (39,136)     (376,723)      (121,317)
                                               --------      --------      --------      --------     ---------      ---------
Change in net assets from Class A capital
  transactions.............................    $  3,273      $  3,747      $    768      $ 52,574     $    (143)     $  57,532
                                               ========      ========      ========      ========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued..............    $  3,637      $  7,519      $  3,359      $ 24,568     $   8,533      $  32,092
  Dividends reinvested.....................          --            --         1,296           709            --          1,196
  Cost of shares redeemed..................      (4,370)       (5,911)       (4,385)       (6,574)      (33,260)       (43,978)
                                               --------      --------      --------      --------     ---------      ---------
Change in net assets from Class B capital
  transactions.............................    $   (733)     $  1,608      $    270      $ 18,703     $ (24,727)     $ (10,690)
                                               ========      ========      ========      ========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued..............    $  1,724      $  2,325      $  3,729      $ 36,819     $   9,196      $  21,907
  Dividends reinvested.....................          --            --         1,188           154            --            216
  Cost of shares redeemed..................        (445)         (700)       (7,944)       (2,687)       (8,288)       (19,298)
                                               --------      --------      --------      --------     ---------      ---------
Change in net assets from Class C capital
  transactions.............................    $  1,279      $  1,625      $ (3,027)     $ 34,286     $     908      $   2,825
                                               ========      ========      ========      ========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...................................       8,861        21,689         5,199        16,998        12,249         18,521
  Reinvested...............................          --            --           459           328            --            190
  Redeemed.................................      (4,124)       (7,066)       (4,186)       (4,118)       (7,735)       (12,574)
                                               --------      --------      --------      --------     ---------      ---------
Change in Class I Shares...................       4,737        14,623         1,472        13,208         4,514          6,137
                                               ========      ========      ========      ========     =========      =========
CLASS A SHARES:
  Issued...................................      10,776         3,439         1,129         4,318        22,841          8,965
  Reinvested...............................          --            --           231           127            --             56
  Redeemed.................................     (10,313)       (3,058)       (1,328)       (1,920)      (22,840)        (6,198)
                                               --------      --------      --------      --------     ---------      ---------
Change in Class A Shares...................         463           381            32         2,525             1          2,823
                                               ========      ========      ========      ========     =========      =========
CLASS B SHARES:
  Issued...................................         484           814           210         1,249           573          1,773
  Reinvested...............................          --            --            82            40            --             65
  Redeemed.................................        (579)         (647)         (270)         (342)       (2,254)        (2,470)
                                               --------      --------      --------      --------     ---------      ---------
Change in Class B Shares...................         (95)          167            22           947        (1,681)          (632)
                                               ========      ========      ========      ========     =========      =========
CLASS C SHARES:
  Issued...................................         224           247           236         1,849           567          1,124
  Reinvested...............................          --            --            75             9            --             11
  Redeemed.................................         (59)          (74)         (504)         (136)         (518)        (1,005)
                                               --------      --------      --------      --------     ---------      ---------
Change in Class C Shares...................         165           173          (193)        1,722            49            130
                                               ========      ========      ========      ========     =========      =========

See notes to financial statements.

                                       88
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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                     MID CAP                    DIVERSIFIED                   LARGE CAP
                                                   VALUE FUND                  MID CAP FUND                  GROWTH FUND
                                            -------------------------    -------------------------    -------------------------
                                             SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                               ENDED         ENDED          ENDED         ENDED          ENDED         ENDED
                                            DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                2002          2002           2002          2002           2002          2002
                                            ------------    ---------    ------------    ---------    ------------    ---------
                                            (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.............   $ 199,941      $ 303,417     $ 127,528      $ 268,687     $ 242,585      $ 709,759
  Dividends reinvested....................      11,613         82,847           166         39,535            --             --
  Cost of shares redeemed.................    (103,476)      (235,334)     (104,406)      (244,022)     (316,668)      (626,636)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class I capital
  transactions............................   $ 108,078      $ 150,930     $  23,288      $  64,200     $ (74,083)     $  83,123
                                             =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued.............   $ 193,497      $ 107,993     $ 165,423      $  50,642     $  21,299      $  74,495
  Dividends reinvested....................       7,517         10,166             7          7,916            --             --
  Cost of shares redeemed.................    (187,184)       (51,433)     (184,036)       (62,777)      (39,103)      (132,043)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class A capital
  transactions............................   $  13,830      $  66,726     $ (18,606)     $  (4,219)    $ (17,804)     $ (57,548)
                                             =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued.............   $  10,180      $  29,202     $   2,023      $   6,649     $   7,628      $  29,730
  Dividends reinvested....................       3,238          4,631            --            588            --             --
  Cost of shares redeemed.................     (17,028)       (12,025)       (1,766)        (2,758)      (54,254)       (95,571)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class B capital
  transactions............................   $  (3,610)     $  21,808     $     257      $   4,479     $ (46,626)     $ (65,841)
                                             =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued.............   $   5,164      $  10,721     $   1,069      $   2,104     $   1,661      $   6,769
  Dividends reinvested....................         495            246            --             40            --             --
  Cost of shares redeemed.................      (2,346)          (986)         (626)          (356)       (3,944)       (10,546)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in net assets from Class C capital
  transactions............................   $   3,313      $   9,981     $     443      $   1,788     $  (2,283)     $  (3,777)
                                             =========      =========     =========      =========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..................................      15,815         19,932         8,981         15,947        21,089         47,562
  Reinvested..............................         924          5,414            12          2,326            --             --
  Redeemed................................      (8,106)       (15,120)       (7,477)       (14,427)      (28,320)       (42,847)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in Class I Shares..................       8,633         10,226         1,516          3,846        (7,231)         4,715
                                             =========      =========     =========      =========     =========      =========
CLASS A SHARES:
  Issued..................................      15,225          6,934        11,864          3,060         1,822          4,808
  Reinvested..............................         599            662            --            471            --             --
  Redeemed................................     (14,644)        (3,391)      (13,217)        (3,838)       (3,357)        (8,633)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in Class A Shares..................       1,180          4,205        (1,353)          (307)       (1,535)        (3,825)
                                             =========      =========     =========      =========     =========      =========
CLASS B SHARES:
  Issued..................................         806          1,901           147            407           696          2,055
  Reinvested..............................         264            306            --             36            --             --
  Redeemed................................      (1,363)          (781)         (131)          (166)       (4,997)        (6,730)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in Class B Shares..................        (293)         1,426            16            277        (4,301)        (4,675)
                                             =========      =========     =========      =========     =========      =========
CLASS C SHARES:
  Issued..................................         411            700            78            128           152            471
  Reinvested..............................          40             16            --              2            --             --
  Redeemed................................        (184)           (67)          (47)           (22)         (366)          (743)
                                             ---------      ---------     ---------      ---------     ---------      ---------
Change in Class C Shares..................         267            649            31            108          (214)          (272)
                                             =========      =========     =========      =========     =========      =========

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                     LARGE CAP                     EQUITY                    DIVERSIFIED
                                                     VALUE FUND                 INCOME FUND                  EQUITY FUND
                                              ------------------------    ------------------------    -------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                 ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                              DECEMBER 31,    JUNE 30,     DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                                                  2002          2002          2002          2002          2002          2002
                                              ------------    --------    ------------    --------    ------------    ---------
                                              (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............    $155,287      $271,043      $ 30,181      $ 41,725     $ 180,722      $ 476,936
  Dividends reinvested......................       1,518        15,658         1,571         4,648           286          5,567
  Cost of shares redeemed...................    (113,720)     (357,078)      (41,028)      (87,321)     (155,351)      (344,336)
                                                --------      --------      --------      --------     ---------      ---------
Change in net assets from Class I capital
  transactions..............................    $ 43,085      $(70,377)     $ (9,276)     $(40,948)    $  25,657      $ 138,167
                                                ========      ========      ========      ========     =========      =========
CLASS A SHARES:
  Proceeds from shares issued...............    $  7,393      $ 35,491      $  6,721      $ 32,333     $  20,171      $  64,411
  Dividends reinvested......................         109           849         3,045         5,416           262            930
  Cost of shares redeemed...................      (7,136)      (60,461)      (12,951)      (19,779)      (26,505)       (58,572)
                                                --------      --------      --------      --------     ---------      ---------
Change in net assets from Class A capital
  transactions..............................    $    366      $(24,121)     $ (3,185)     $ 17,970     $  (6,072)     $   6,769
                                                ========      ========      ========      ========     =========      =========
CLASS B SHARES:
  Proceeds from shares issued...............    $  1,597      $  6,817      $  2,669      $ 12,040     $   3,652      $  10,446
  Dividends reinvested......................           6           325         3,164         7,232            --            137
  Cost of shares redeemed...................      (3,349)       (8,835)      (16,537)      (20,368)       (9,376)        (6,931)
                                                --------      --------      --------      --------     ---------      ---------
Change in net assets from Class B capital
  transactions..............................    $ (1,746)     $ (1,693)     $(10,704)     $ (1,096)    $  (5,724)     $   3,652
                                                ========      ========      ========      ========     =========      =========
CLASS C SHARES:
  Proceeds from shares issued...............    $    893      $  1,953      $    638      $  1,165     $   3,707      $   5,964
  Dividends reinvested......................           1            32            48            69            --             52
  Cost of shares redeemed...................        (810)       (1,234)         (393)         (477)       (3,321)        (6,005)
                                                --------      --------      --------      --------     ---------      ---------
Change in net assets from Class C capital
  transactions..............................    $     84      $    751      $    293      $    757     $     386      $      11
                                                ========      ========      ========      ========     =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................      14,085        19,343         2,119         2,338        19,081         40,057
  Reinvested................................         136         1,035           112           259            31            451
  Redeemed..................................     (10,282)      (24,988)       (2,863)       (4,910)      (16,434)       (28,783)
                                                --------      --------      --------      --------     ---------      ---------
Change in Class I Shares....................       3,939        (4,610)         (632)       (2,313)        2,678         11,725
                                                ========      ========      ========      ========     =========      =========
CLASS A SHARES:
  Issued....................................         665         2,473           471         1,795         2,153          5,387
  Reinvested................................          10            56           217           298            29             76
  Redeemed..................................        (641)       (4,216)         (918)       (1,122)       (2,829)        (4,962)
                                                --------      --------      --------      --------     ---------      ---------
Change in Class A Shares....................          34        (1,687)         (230)          971          (647)           501
                                                ========      ========      ========      ========     =========      =========
CLASS B SHARES:
  Issued....................................         144           478           186           669           394            895
  Reinvested................................           1            21           226           398            --             11
  Redeemed..................................        (305)         (623)       (1,166)       (1,158)       (1,026)          (615)
                                                --------      --------      --------      --------     ---------      ---------
Change in Class B Shares....................        (160)         (124)         (754)          (91)         (632)           291
                                                ========      ========      ========      ========     =========      =========
CLASS C SHARES:
  Issued....................................          81           138            45            64           399            514
  Reinvested................................          --(a)          2             3             4            --              4
  Redeemed..................................         (73)          (88)          (28)          (27)         (371)          (529)
                                                --------      --------      --------      --------     ---------      ---------
Change in Class C Shares....................           8            52            20            41            28            (11)
                                                ========      ========      ========      ========     =========      =========

------------

(a) Amount is less than 1,000.
See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                       BALANCED                     EQUITY                       MARKET
                                                         FUND                     INDEX FUND              EXPANSION INDEX FUND
                                               ------------------------    -------------------------    ------------------------
                                                SIX MONTHS       YEAR       SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                  ENDED         ENDED         ENDED         ENDED          ENDED         ENDED
                                               DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                   2002          2002          2002          2002           2002          2002
                                               ------------    --------    ------------    ---------    ------------    --------
                                               (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued................    $  1,989      $  5,116     $ 203,842      $ 616,980      $52,583       $21,317
  Dividends reinvested.......................         218         1,193         5,243         10,499           15           122
  Cost of shares redeemed....................     (11,014)      (22,242)     (158,081)      (336,713)     (13,501)       (9,951)
                                                 --------      --------     ---------      ---------      -------       -------
Change in net assets from Class I capital
  transactions...............................    $ (8,807)     $(15,933)    $  51,004      $ 290,766      $39,097       $11,488
                                                 ========      ========     =========      =========      =======       =======
CLASS A SHARES:
  Proceeds from shares issued................    $  8,482      $ 20,080     $  53,495      $ 102,588      $ 7,045       $ 8,793
  Dividends reinvested.......................       1,212         2,593         2,193          4,502           27            21
  Cost of shares redeemed....................     (14,369)      (25,895)      (78,583)      (263,820)      (1,827)       (1,252)
                                                 --------      --------     ---------      ---------      -------       -------
Change in net assets from Class A capital
  transactions...............................    $ (4,675)     $ (3,222)    $ (22,895)     $(156,730)     $ 5,245       $ 7,562
                                                 ========      ========     =========      =========      =======       =======
CLASS B SHARES:
  Proceeds from shares issued................    $  7,387      $ 21,575     $   9,710      $  36,257      $ 2,968       $ 6,515
  Dividends reinvested.......................       1,666         3,704           502            272           19            18
  Cost of shares redeemed....................     (39,301)      (46,455)      (54,122)       (74,384)      (1,085)         (765)
                                                 --------      --------     ---------      ---------      -------       -------
Change in net assets from Class B capital
  transactions...............................    $(30,248)     $(21,176)    $ (43,910)     $ (37,855)     $ 1,902       $ 5,768
                                                 ========      ========     =========      =========      =======       =======
CLASS C SHARES:
  Proceeds from shares issued................    $  1,566      $  2,241     $   9,081      $  38,095      $ 4,138       $ 5,864
  Dividends reinvested.......................          24            25           125             71            8             3
  Cost of shares redeemed....................        (644)         (623)      (17,261)       (29,745)        (818)         (334)
                                                 --------      --------     ---------      ---------      -------       -------
Change in net assets from Class C capital
  transactions...............................    $    946      $  1,643     $  (8,055)     $   8,421      $ 3,328       $ 5,533
                                                 ========      ========     =========      =========      =======       =======
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.....................................         179           405        10,030         24,100        7,073         2,474
  Reinvested.................................          19            95           264            406            2            14
  Redeemed...................................        (996)       (1,752)       (7,733)       (13,224)      (1,824)       (1,143)
                                                 --------      --------     ---------      ---------      -------       -------
Change in Class I Shares.....................        (798)       (1,252)        2,561         11,282        5,251         1,345
                                                 ========      ========     =========      =========      =======       =======
CLASS A SHARES:
  Issued.....................................         765         1,583         2,621          4,046          969           998
  Reinvested.................................         109           205           107            174            4             2
  Redeemed...................................      (1,305)       (2,055)       (3,904)       (10,239)        (250)         (145)
                                                 --------      --------     ---------      ---------      -------       -------
Change in Class A Shares.....................        (431)         (267)       (1,176)        (6,019)         723           855
                                                 ========      ========     =========      =========      =======       =======
CLASS B SHARES:
  Issued.....................................         661         1,703           477          1,426          393           745
  Reinvested.................................         149           292            25             11            3             2
  Redeemed...................................      (3,556)       (3,690)       (2,694)        (2,963)        (147)          (90)
                                                 --------      --------     ---------      ---------      -------       -------
Change in Class B Shares.....................      (2,746)       (1,695)       (2,192)        (1,526)         249           657
                                                 ========      ========     =========      =========      =======       =======
CLASS C SHARES:
  Issued.....................................         140           178           445          1,491          569           685
  Reinvested.................................           2             2             6              3            1            --
  Redeemed...................................         (57)          (49)         (858)        (1,187)        (112)          (39)
                                                 --------      --------     ---------      ---------      -------       -------
Change in Class C Shares.....................          85           131          (407)           307          458           646
                                                 ========      ========     =========      =========      =======       =======

See notes to financial statements.

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--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                  TECHNOLOGY              HEALTH SCIENCES        INTERNATIONAL EQUITY           DIVERSIFIED
                                     FUND                      FUND                   INDEX FUND            INTERNATIONAL FUND
                            -----------------------   -----------------------   -----------------------   -----------------------
                             SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR    SIX MONTHS      YEAR
                               ENDED        ENDED        ENDED        ENDED        ENDED         ENDED       ENDED        ENDED
                            DECEMBER  31,  JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,  JUNE 30,
                                2002         2002         2002         2002         2002         2002         2002        2002
                            ------------   --------   ------------   --------   ------------   --------   ------------   --------
                            (UNAUDITED)               (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares
   issued.................    $ 3,145      $ 3,856       $  206      $   403      $69,081      $230,713     $ 93,868     $242,855
 Dividends reinvested.....         --           --           --            3           --         1,249           --        2,921
 Cost of shares
   redeemed...............     (1,621)      (3,098)        (144)      (1,005)     (55,998)     (230,505)     (66,302)    (165,770)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in net assets from
 Class I capital
 transactions.............    $ 1,524      $   758       $   62      $  (599)     $13,083      $  1,457     $ 27,566     $ 80,006
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS A SHARES:
 Proceeds from shares
   issued.................    $ 1,461      $ 5,938       $  551      $ 6,319      $91,337      $ 77,116     $111,796     $ 55,203
 Dividends reinvested.....         --           --           --           17           --           172           --          214
 Cost of shares
   redeemed...............     (2,640)      (7,816)      (1,141)      (1,506)     (95,539)      (73,474)    (118,242)     (58,422)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in net assets from
 Class A capital
 transactions.............    $(1,179)     $(1,878)      $ (590)     $ 4,830      $(4,202)     $  3,814     $ (6,446)    $ (3,005)
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS B SHARES:
 Proceeds from shares
   issued.................    $   929      $ 3,198       $  719      $ 6,725      $   398      $    980     $    582     $  1,035
 Dividends reinvested.....         --           --           --           12           --            50           --           46
 Cost of shares
   redeemed...............     (1,031)      (1,691)        (896)      (1,399)      (1,759)       (2,957)      (1,081)      (2,720)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in net assets from
 Class B capital
 transactions.............    $  (102)     $ 1,507       $ (177)     $ 5,338      $(1,361)     $ (1,927)    $   (499)    $ (1,639)
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS C SHARES:
 Proceeds from shares
   issued.................    $   226      $   391       $   37      $   365      $   812      $  3,041     $    108     $    179
 Dividends reinvested.....         --           --           --            1           --            29           --            3
 Cost of shares
   redeemed...............       (100)        (282)         (86)        (178)      (1,203)       (3,162)         (74)        (407)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in net assets from
 Class C capital
 transactions.............    $   126      $   109       $  (49)     $   188      $  (391)     $    (92)    $     34     $   (225)
                              =======      =======       ======      =======      =======      ========     ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................        949          778           24           36        5,664        16,201        9,103       20,181
 Reinvested...............         --           --           --           --           --            88           --          241
 Redeemed.................       (501)        (667)         (17)         (97)      (4,571)      (16,020)      (6,432)     (13,590)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in Class I
 Shares...................        448          111            7          (61)       1,093           269        2,671        6,832
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS A SHARES:
 Issued...................        456        1,251           65          588        7,564         5,421       10,913        4,675
 Reinvested...............         --           --           --            1           --            12           --           18
 Redeemed.................       (825)      (1,679)        (137)        (146)      (7,801)       (5,099)     (11,376)      (4,863)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in Class A
 Shares...................       (369)        (428)         (72)         443         (237)          334         (463)        (170)
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS B SHARES:
 Issued...................        290          678           88          620           34            71           61           94
 Reinvested...............         --           --           --            1           --             4           --            4
 Redeemed.................       (334)        (366)        (111)        (134)        (152)         (217)        (116)        (243)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in Class B
 Shares...................        (44)         312          (23)         487         (118)         (142)         (55)        (145)
                              =======      =======       ======      =======      =======      ========     ========     ========
CLASS C SHARES:
 Issued...................         68           78            4           34           67           214           12           16
 Reinvested...............         --           --           --           --           --             2           --           --
 Redeemed.................        (31)         (63)         (10)         (18)         (99)         (226)          (8)         (36)
                              -------      -------       ------      -------      -------      --------     --------     --------
Change in Class C
 Shares...................         37           15           (6)          16          (32)          (10)           4          (20)
                              =======      =======       ======      =======      =======      ========     ========     ========

See notes to financial statements.

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES
                                                      ----------------------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................   $ 9.23       $(0.02)        $(1.17)        $(1.19)
 Year Ended June 30, 2002...............    10.47        (0.05)         (1.19)         (1.24)
 Year Ended June 30, 2001...............    12.97        (0.06)         (1.05)         (1.11)
 Year Ended June 30, 2000...............    10.62        (0.03)          3.26           3.23
 Year Ended June 30, 1999...............    12.05           --          (0.24)         (0.24)
 Year Ended June 30, 1998...............    10.94           --           2.44           2.44
SMALL CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    21.19         0.09          (3.60)         (3.51)
 Year Ended June 30, 2002...............    19.53         0.14           2.78           2.92
 Year Ended June 30, 2001...............    13.74         0.22           5.79           6.01
 Year Ended June 30, 2000...............    14.26         0.13          (0.53)         (0.40)
 Six Months Ended June 30, 1999 (d).....    15.02        (0.02)         (0.66)         (0.68)
 Year Ended December 31, 1998...........    16.22        (0.07)         (0.60)         (0.67)
 Year Ended December 31, 1997...........    13.80        (0.05)          4.24           4.19
MID CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    18.70        (0.03)         (1.87)         (1.90)
 Year Ended June 30, 2002...............    22.13        (0.11)         (3.25)         (3.36)
 Year Ended June 30, 2001...............    29.73        (0.15)         (3.13)         (3.28)
 Year Ended June 30, 2000...............    25.32        (0.10)          8.59           8.49
 Year Ended June 30, 1999...............    22.51        (0.07)          5.58           5.51
 Year Ended June 30, 1998...............    19.46        (0.07)          5.70           5.63
MID CAP VALUE (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    15.33         0.04          (2.27)         (2.23)
 Year Ended June 30, 2002...............    16.74         0.08          (0.05)          0.03
 Year Ended June 30, 2001...............    13.44         0.12           3.98           4.10
 Year Ended June 30, 2000...............    14.88         0.12          (0.14)         (0.02)
 Year Ended June 30, 1999...............    16.90         0.13           0.24           0.37
 Year Ended June 30, 1998...............    15.65         0.14           3.99           4.13
DIVERSIFIED MID CAP FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    16.06         0.02          (2.14)         (2.12)
 Year Ended June 30, 2002...............    18.46         0.03          (1.53)         (1.50)
 Year Ended June 30, 2001...............    21.69         0.02           1.33           1.35
 Year Ended June 30, 2000...............    22.10         0.06           2.59           2.65
 Six Months Ended June 30, 1999 (e).....    20.46        (0.01)          1.70           1.69
 Year Ended December 31, 1998...........    20.93        (0.01)          0.93           0.92
 Year Ended December 31, 1997...........    17.61         0.01           4.88           4.89
LARGE CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    12.33         0.01          (1.16)         (1.15)
 Year Ended June 30, 2002...............    17.12        (0.02)         (4.77)         (4.79)
 Year Ended June 30, 2001...............    26.68        (0.08)         (8.58)         (8.66)
 Year Ended June 30, 2000...............    26.15        (0.03)          3.90           3.87
 Year Ended June 30, 1999...............    22.71           --           5.80           5.80
 Year Ended June 30, 1998...............    19.44         0.04           6.13           6.17
LARGE CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    12.77         0.07          (1.88)         (1.81)
 Year Ended June 30, 2002...............    16.16         0.09          (3.22)         (3.13)
 Year Ended June 30, 2001...............    15.50         0.11           1.05           1.16
 Year Ended June 30, 2000...............    18.09         0.13          (1.10)         (0.97)
 Year Ended June 30, 1999...............    16.70         0.18           2.44           2.62
 Year Ended June 30, 1998...............    14.79         0.21           2.84           3.05
EQUITY INCOME FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    16.36         0.14          (1.99)         (1.85)
 Year Ended June 30, 2002...............    19.42         0.25          (2.01)         (1.76)
 Year Ended June 30, 2001...............    21.25         0.26           0.68           0.94
 Year Ended June 30, 2000...............    24.50         0.33          (2.32)         (1.99)
 Year Ended June 30, 1999...............    24.07         0.31           2.11           2.42
 Year Ended June 30, 1998...............    21.93         0.32           4.36           4.68

------------
 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

 (f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.
See Notes To Financial Statements

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--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                     RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        ---------------------------

                                                                                 NET ASSET                              RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,      EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD    TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)       NET ASSETS
                                         ----------   --------   -------------   ---------   ------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $   --      $   --       $   --        $ 8.04     (12.89)%(b)   $ 366,485      1.05%(c)
  Year Ended June 30, 2002..............       --          --           --          9.23     (11.84)      376,910         1.05
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.47     (9.00)       274,544         1.04
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.97     32.26        253,626         1.05
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.62     (0.72)       130,974         1.06
  Year Ended June 30, 1998..............       --       (1.33)       (1.33)        12.05     23.58        114,951         1.06

SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.09)      (0.98)       (1.07)        16.61     (16.63)(b)     517,466       1.00(c)
  Year Ended June 30, 2002..............    (0.14)      (1.12)       (1.26)        21.19     15.76        629,011         0.99
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        19.53     43.98        321,689         0.96
  Year Ended June 30, 2000..............    (0.12)         --        (0.12)        13.74     (2.78)       179,923         0.93
  Six Months Ended June 30, 1999 (d)....       --       (0.08)       (0.08)        14.26     (4.48)(b)     246,712        0.94(c)
  Year Ended December 31, 1998..........       --       (0.53)       (0.53)        15.02     (4.11)       276,754         0.94
  Year Ended December 31, 1997..........       --       (1.77)       (1.77)        16.22     30.60        217,908         0.93

MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         16.80     (10.16)(b)   1,255,676       0.99(c)
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.70     (15.20)    1,313,208         0.99
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        22.13     (13.54)    1,418,647         0.99
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.73     36.65      1,624,824         0.99
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        25.32     28.39      1,164,884         0.99
  Year Ended June 30, 1998..............       --       (2.58)       (2.58)        22.51     31.11        868,901         1.00

MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.04)      (0.71)       (0.75)        12.35     (14.57)(b)   1,103,455       0.98(c)
  Year Ended June 30, 2002..............    (0.08)      (1.36)       (1.44)        15.33      0.24      1,237,701         0.97
  Year Ended June 30, 2001..............    (0.12)      (0.68)       (0.80)        16.74     31.55      1,180,092         0.96
  Year Ended June 30, 2000..............    (0.12)      (1.30)       (1.42)        13.44      0.38        963,410         0.97
  Year Ended June 30, 1999..............    (0.13)      (2.26)       (2.39)        14.88      3.82      1,057,827         0.95
  Year Ended June 30, 1998..............    (0.14)      (2.74)       (2.88)        16.90     28.20        634,672         0.96

DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.02)         --        (0.02)        13.92     (13.19)(b)     745,823       0.97(c)
  Year Ended June 30, 2002..............    (0.02)      (0.88)       (0.90)        16.06     (8.35)       835,901         0.97
  Year Ended June 30, 2001..............    (0.03)      (4.55)       (4.58)        18.46      6.13        890,096         0.93
  Year Ended June 30, 2000..............    (0.05)      (3.01)       (3.06)        21.69     14.03        832,959         0.86
  Six Months Ended June 30, 1999 (e)....       --       (0.05)       (0.05)        22.10      8.32(b)     987,059         0.90(c)
  Year Ended December 31, 1998..........       --       (1.39)       (1.39)        20.46      4.61        987,256         0.90
  Year Ended December 31, 1997..........    (0.01)      (1.56)       (1.57)        20.93     27.91        803,670         0.84

LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         11.18     (9.33)(b)   1,315,402        0.99(c)
  Year Ended June 30, 2002..............       --          --           --         12.33     (27.98)    1,540,526         0.97
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.12     (33.56)    2,059,004         0.93
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        26.68     15.30      3,118,107         0.94
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        26.15     28.78      3,052,729         0.96
  Year Ended June 30, 1998..............    (0.02)      (2.88)       (2.90)        22.71     35.75      1,510,521         0.99

LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.07)         --        (0.07)        10.89     (14.17)(b)   1,033,815       0.98(c)
  Year Ended June 30, 2002..............    (0.09)      (0.17)       (0.26)        12.77     (19.53)    1,161,684         0.98
  Year Ended June 30, 2001..............    (0.11)      (0.39)       (0.50)        16.16      7.54      1,544,504         0.96
  Year Ended June 30, 2000..............    (0.13)      (1.49)       (1.62)        15.50     (5.64)     1,474,666         0.96
  Year Ended June 30, 1999..............    (0.18)      (1.05)       (1.23)        18.09     17.26      1,095,686         0.95
  Year Ended June 30, 1998..............    (0.21)      (0.93)       (1.14)        16.70     21.46        792,649         0.95

EQUITY INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.14)      (0.48)       (0.62)        13.89     (11.35)(b)     273,597       0.99(c)
  Year Ended June 30, 2002..............    (0.24)      (1.06)       (1.30)        16.36     (9.64)       332,490         0.99
  Year Ended June 30, 2001..............    (0.25)      (2.52)       (2.77)        19.42      4.26        439,755         0.98
  Year Ended June 30, 2000..............    (0.32)      (0.94)       (1.26)        21.25     (8.34)       584,810         0.91
  Year Ended June 30, 1999..............    (0.31)      (1.68)       (1.99)        24.50     11.29      1,120,181         0.91
  Year Ended June 30, 1998..............    (0.31)      (2.23)       (2.54)        24.07     23.18        691,878         1.00

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
SMALL CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.49)%(c)      1.05%(c)       59.17%
  Year Ended June 30, 2002..............      (0.65)          1.06          119.33
  Year Ended June 30, 2001..............      (0.59)          1.05          157.71
  Year Ended June 30, 2000..............      (0.23)          1.06          163.03
  Year Ended June 30, 1999..............       0.00           1.09          127.83
  Year Ended June 30, 1998..............      (0.05)          1.09           83.77
SMALL CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.04(c)        1.02(c)        26.90
  Year Ended June 30, 2002..............       0.73           1.01           39.91
  Year Ended June 30, 2001..............       1.33           0.99           74.81
  Year Ended June 30, 2000..............       0.83           1.05          146.46
  Six Months Ended June 30, 1999 (d)....      (0.35)(c)       1.03(c)        50.90
  Year Ended December 31, 1998..........      (0.48)          0.94           42.39
  Year Ended December 31, 1997..........      (0.43)          0.93           58.29
MID CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.41)(c)       1.07(c)        35.75
  Year Ended June 30, 2002..............      (0.57)          1.07           83.02
  Year Ended June 30, 2001..............      (0.60)          1.02          127.02
  Year Ended June 30, 2000..............      (0.38)          0.99          181.78
  Year Ended June 30, 1999..............      (0.35)          0.99          141.46
  Year Ended June 30, 1998..............      (0.36)          1.00          158.43
MID CAP VALUE (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.67(c)        0.99(c)        49.20
  Year Ended June 30, 2002..............       0.57           0.98          101.29
  Year Ended June 30, 2001..............       0.77           0.97          127.06
  Year Ended June 30, 2000..............       0.93           0.99          110.43
  Year Ended June 30, 1999..............       0.94           0.96          115.65
  Year Ended June 30, 1998..............       0.85           0.96          106.41
DIVERSIFIED MID CAP FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.30(c)        0.99(c)         7.74
  Year Ended June 30, 2002..............       0.15           0.99           37.08
  Year Ended June 30, 2001..............       0.19           0.97           59.45
  Year Ended June 30, 2000..............       0.24           1.00           70.01
  Six Months Ended June 30, 1999 (e)....      (0.09)(c)       0.97(c)        23.53
  Year Ended December 31, 1998..........      (0.08)          0.90           26.89
  Year Ended December 31, 1997..........       0.05           0.84           37.54(f)
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.09(c)        1.15(c)        27.38
  Year Ended June 30, 2002..............      (0.13)          1.07           69.07
  Year Ended June 30, 2001..............      (0.38)          1.00           73.36
  Year Ended June 30, 2000..............       0.12           0.94          123.21
  Year Ended June 30, 1999..............       0.07           0.96           86.34
  Year Ended June 30, 1998..............       0.21           0.99          117.34
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.22(c)        0.99(c)        41.44
  Year Ended June 30, 2002..............       0.67           0.99          125.65
  Year Ended June 30, 2001..............       0.69           0.96          127.66
  Year Ended June 30, 2000..............       0.82           0.96          131.95
  Year Ended June 30, 1999..............       1.15           0.95           40.69
  Year Ended June 30, 1998..............       1.34           0.95           47.35
EQUITY INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.98(c)        1.03(c)         5.95
  Year Ended June 30, 2002..............       1.39           1.01           17.03
  Year Ended June 30, 2001..............       1.25           1.00           13.44
  Year Ended June 30, 2000..............       1.44           1.01           15.82
  Year Ended June 30, 1999..............       1.40           0.98           16.22
  Year Ended June 30, 1998..............       1.39           1.00           14.64

                                       94
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                       INVESTMENT ACTIVITIES
                                                      --------------------------------------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES
                                          ---------   ----------   --------------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $10.46       $ 0.04         $(1.20)          $  --         $(1.16)
 Year Ended June 30, 2002...............    12.95         0.05          (2.45)             --          (2.40)
 Year Ended June 30, 2001...............    15.05         0.03          (1.86)             --          (1.83)
 Year Ended June 30, 2000...............    15.19         0.03           0.72              --           0.75
 Year Ended June 30, 1999...............    13.51         0.05           2.52              --           2.57
 Year Ended June 30, 1998...............    11.51         0.08           3.36              --           3.44

BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.65         0.16          (0.66)             --          (0.50)
 Year Ended June 30, 2002...............    13.14         0.32          (1.49)             --          (1.17)
 Year Ended June 30, 2001...............    13.99         0.36          (0.86)             --          (0.50)
 Year Ended June 30, 2000...............    14.13         0.40           0.38              --           0.78
 Year Ended June 30, 1999...............    13.80         0.34           1.28              --           1.62
 Year Ended June 30, 1998...............    12.98         0.40           2.24              --           2.64

EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    22.60         0.15          (2.50)             --          (2.35)
 Year Ended June 30, 2002...............    27.96         0.28          (5.36)             --          (5.08)
 Year Ended June 30, 2001...............    33.21         0.27          (5.26)             --          (4.99)
 Year Ended June 30, 2000...............    31.79         0.31           1.86              --           2.17
 Year Ended June 30, 1999...............    27.16         0.31           5.54              --           5.85
 Year Ended June 30, 1998...............    21.80         0.33           5.98              --           6.31

MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.60         0.02          (1.19)             --          (1.17)
 Year Ended June 30, 2002...............     8.82         0.04          (0.19)             --          (0.15)
 Year Ended June 30, 2001...............     9.07         0.06           0.70              --           0.76
 Year Ended June 30, 2000...............    10.63         0.07           1.15            0.02           1.24
 Six Months Ended June 30, 1999 (d).....    10.52         0.03           0.40              --           0.43
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00         0.03           0.93              --           0.96

TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................     3.58        (0.01)         (0.37)             --          (0.38)
 Year Ended June 30, 2002...............     5.91        (0.05)         (2.28)             --          (2.33)
 July 28, 2000 to June 30, 2001(e)......    10.00        (0.04)         (4.05)             --          (4.09)

HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.88        (0.01)         (0.51)             --          (0.52)
 Year Ended June 30, 2002...............    11.71        (0.19)         (2.60)             --          (2.79)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.02)          1.73              --           1.71

INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    14.10         0.05          (2.22)             --          (2.17)
 Year Ended June 30, 2002...............    16.08         0.13          (1.99)             --          (1.86)
 Year Ended June 30, 2001...............    21.65         0.22          (5.55)             --          (5.33)
 Year Ended June 30, 2000...............    18.63         0.14           3.22              --           3.36
 Year Ended June 30, 1999...............    17.97         0.19           1.71              --           1.90
 Year Ended June 30, 1998...............    16.89         0.21           1.32              --           1.53

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.87           --          (1.83)             --          (1.83)
 Year Ended June 30, 2002...............    13.14        (0.02)         (1.13)             --          (1.15)
 Year Ended June 30, 2001...............    17.97         0.16          (4.60)             --          (4.44)
 Year Ended June 30, 2000...............    15.13         0.11           3.06              --           3.17
 Six Months Ended June 30, 1999 (f).....    13.93         0.11           1.09              --           1.20
 Year Ended December 31, 1998...........    12.14         0.14           1.85              --           1.99
 Year Ended December 31, 1997...........    11.79         0.10           0.37              --           0.47

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------               -----------------------------------

                                                                                                                       RATIO OF
                                                                                 NET ASSET                             EXPENSES
                                            NET         NET                       VALUE,               NET ASSETS,        TO
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD    AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $(0.04)     $   --       $(0.04)       $ 9.26     (11.10)%(b)  $1,379,072     0.99%(c)
  Year Ended June 30, 2002..............    (0.05)      (0.04)       (0.09)        10.46     (18.61)    1,528,790        0.98
  Year Ended June 30, 2001..............    (0.03)      (0.24)       (0.27)        12.95     (12.37)    1,742,023        0.95
  Year Ended June 30, 2000..............    (0.02)      (0.87)       (0.89)        15.05      5.23      1,895,968        0.95
  Year Ended June 30, 1999..............    (0.05)      (0.84)       (0.89)        15.19     20.72      2,089,940        0.95
  Year Ended June 30, 1998..............    (0.08)      (1.36)       (1.44)        13.51     32.26        630,340        0.98

BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.16)         --        (0.16)        10.99     (4.32)(b)      48,224       0.89(c)
  Year Ended June 30, 2002..............    (0.32)         --        (0.32)        11.65     (9.05)        60,442        0.89
  Year Ended June 30, 2001..............    (0.35)         --        (0.35)        13.14     (3.61)        84,588        0.89
  Year Ended June 30, 2000..............    (0.39)      (0.53)       (0.92)        13.99      5.74        139,496        0.88
  Year Ended June 30, 1999..............    (0.34)      (0.95)       (1.29)        14.13     12.74        229,008        0.85
  Year Ended June 30, 1998..............    (0.39)      (1.43)       (1.82)        13.80     22.12        105,243        0.85

EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.15)         --        (0.15)        20.10     (10.38)(b)   1,531,002      0.35(c)
  Year Ended June 30, 2002..............    (0.28)         --        (0.28)        22.60     (18.24)    1,663,601        0.35
  Year Ended June 30, 2001..............    (0.26)         --        (0.26)        27.96     (15.05)    1,742,852        0.35
  Year Ended June 30, 2000..............    (0.30)      (0.45)       (0.75)        33.21      6.86      1,987,505        0.35
  Year Ended June 30, 1999..............    (0.30)      (0.92)       (1.22)        31.79     22.50      1,855,947        0.35
  Year Ended June 30, 1998..............    (0.32)      (0.63)       (0.95)        27.16     29.73        671,422        0.35

MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.02)      (0.02)       (0.04)         7.39     (13.65)(b)      75,065      0.57(c)
  Year Ended June 30, 2002..............    (0.03)      (0.04)       (0.07)         8.60     (1.78)        42,115        0.57
  Year Ended June 30, 2001..............    (0.05)      (0.96)       (1.01)         8.82      8.84         31,337        0.57
  Year Ended June 30, 2000..............    (0.07)      (2.73)       (2.80)         9.07     14.30         28,699        0.57
  Six Months Ended June 30, 1999 (d)....    (0.03)      (0.29)       (0.32)        10.63      4.54(b)      28,871        0.57(c)
  July 31, 1998 to December 31, 1998
 (e)....................................    (0.03)      (0.41)       (0.44)        10.52      9.91(b)      27,483        0.56(c)

TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          3.20     (10.61)(b)       3,686      1.30(c)
  Year Ended June 30, 2002..............       --          --           --          3.58     (39.42)        2,524        1.30
  July 28, 2000 to June 30, 2001(e).....       --          --           --          5.91     40.90(b)       3,509        1.30(c)

HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          8.36     (5.86)(b)         320       1.35(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.88     (23.92)%         276        1.35
  March 23, 2001 to June 30, 2001 (e)...       --          --           --         11.71     17.10%(b)       1,080    1.35(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.04)         --        (0.04)        11.89     (15.38)(b)     488,827      0.85(c)
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        14.10     (11.55)      564,207        0.87
  Year Ended June 30, 2001..............    (0.19)      (0.05)       (0.24)        16.08     (24.77)      639,028        0.83
  Year Ended June 30, 2000..............    (0.05)      (0.29)       (0.34)        21.65     18.09        795,657        0.86
  Year Ended June 30, 1999..............    (0.39)      (0.85)       (1.24)        18.63     11.27        657,902        0.85
  Year Ended June 30, 1998..............    (0.02)      (0.43)       (0.45)        17.97      9.54        586,741        0.88

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.03)         --        (0.03)        10.01     (15.39)(b)     697,512      1.07(c)
  Year Ended June 30, 2002..............    (0.12)         --        (0.12)        11.87     (8.75)       795,180        1.05
  Year Ended June 30, 2001..............    (0.09)      (0.30)       (0.39)        13.14     (25.13)      790,431        1.05
  Year Ended June 30, 2000..............    (0.15)      (0.18)       (0.33)        17.97     20.97        851,758        1.05
  Six Months Ended June 30, 1999 (f)....       --          --           --         15.13      8.61(b)     599,310        1.06(c)
  Year Ended December 31, 1998..........    (0.15)      (0.05)       (0.20)        13.93     16.43        569,522        1.09
  Year Ended December 31, 1997..........    (0.12)         --        (0.12)        12.14      3.98        487,986        1.10

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                               NET
                                            INVESTMENT      RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.80%(c)       1.00%(c)        7.48%
  Year Ended June 30, 2002..............       0.46           0.99           14.29
  Year Ended June 30, 2001..............       0.26           0.96           21.92
  Year Ended June 30, 2000..............       0.20           0.95           37.98
  Year Ended June 30, 1999..............       0.42           0.95           50.82
  Year Ended June 30, 1998..............       0.66           0.98           62.37
BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       2.74(c)        1.04(c)         9.17
  Year Ended June 30, 2002..............       2.52           1.04           24.92
  Year Ended June 30, 2001..............       2.56           1.01           37.61
  Year Ended June 30, 2000..............       2.81           0.98           57.08
  Year Ended June 30, 1999..............       2.59           0.95           85.81
  Year Ended June 30, 1998..............       3.03           1.03           46.04
EQUITY INDEX FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.47(c)        0.61(c)         4.59
  Year Ended June 30, 2002..............       1.10           0.60            6.68
  Year Ended June 30, 2001..............       0.89           0.58            9.72
  Year Ended June 30, 2000..............       0.95           0.57            7.89
  Year Ended June 30, 1999..............       1.14           0.57            5.37
  Year Ended June 30, 1998..............       1.37           0.62            4.32
MARKET EXPANSION INDEX FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.63(c)        0.85(c)        26.78
  Year Ended June 30, 2002..............       0.44           0.90           73.63
  Year Ended June 30, 2001..............       0.61           0.85           36.68
  Year Ended June 30, 2000..............       0.72           0.95           64.29
  Six Months Ended June 30, 1999 (d)....       0.68(c)        0.97(c)        36.50
  July 31, 1998 to December 31, 1998
 (e)....................................       0.75(c)        1.12(c)        20.18
TECHNOLOGY FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.91)(c)       2.48(c)        11.27
  Year Ended June 30, 2002..............      (1.03)          2.20           33.74
  July 28, 2000 to June 30, 2001(e).....      (0.98)(c)       2.14(c)        76.53
HEALTH SCIENCES FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.28)(c)       2.37(c)        65.19
  Year Ended June 30, 2002..............      (0.61)          2.37           67.68
  March 23, 2001 to June 30, 2001 (e)...      (0.51)(c)       5.10(c)         2.34
INTERNATIONAL EQUITY INDEX FUND (CLASS
 I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.46(c)        0.86(c)         0.80
  Year Ended June 30, 2002..............       0.79           0.87           13.60
  Year Ended June 30, 2001..............       1.21           0.85            6.75
  Year Ended June 30, 2000..............       0.66           0.86           13.85
  Year Ended June 30, 1999..............       1.03           0.85           33.99
  Year Ended June 30, 1998..............       1.29           0.88            9.90
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.32(c)        1.15(c)        70.65
  Year Ended June 30, 2002..............       0.73           1.11          266.10
  Year Ended June 30, 2001..............       1.18           1.07           29.92
  Year Ended June 30, 2000..............       0.62           1.08           17.05
  Six Months Ended June 30, 1999 (f)....       1.59(c)        1.09(c)         2.96
  Year Ended December 31, 1998..........       1.04           1.09            8.50
  Year Ended December 31, 1997..........       1.05           1.10            3.56

                                       96
Report


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EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES
                                                      ----------------------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $ 9.14       $(0.03)        $(1.16)        $(1.19)
 Year Ended June 30, 2002...............    10.39        (0.08)         (1.17)         (1.25)
 Year Ended June 30, 2001...............    12.91        (0.10)         (1.03)         (1.13)
 Year Ended June 30, 2000...............    10.61        (0.01)          3.19           3.18
 Year Ended June 30, 1999...............    12.02        (0.02)         (0.20)         (0.22)
 Year Ended June 30, 1998...............    10.94        (0.03)          2.44           2.41

SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    20.81         0.06          (3.54)         (3.48)
 Year Ended June 30, 2002...............    19.20         0.09           2.73           2.82
 Year Ended June 30, 2001...............    13.52         0.22           5.64           5.86
 Year Ended June 30, 2000...............    14.04         0.03          (0.45)         (0.42)
 Six Months Ended June 30, 1999 (d).....    14.81        (0.05)         (0.64)         (0.69)
 Year Ended December 31, 1998...........    16.03        (0.10)         (0.59)         (0.69)
 Year Ended December 31, 1997...........    13.70        (0.06)          4.16           4.10

MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    18.24        (0.05)         (1.83)         (1.88)
 Year Ended June 30, 2002...............    21.64        (0.14)         (3.19)         (3.33)
 Year Ended June 30, 2001...............    29.23        (0.19)         (3.08)         (3.27)
 Year Ended June 30, 2000...............    25.02        (0.11)          8.40           8.29
 Year Ended June 30, 1999...............    22.36        (0.10)          5.46           5.36
 Year Ended June 30, 1998...............    19.37        (0.08)          5.65           5.57

MID CAP VALUE (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    15.39         0.02          (2.28)         (2.26)
 Year Ended June 30, 2002...............    16.80         0.05          (0.05)            --
 Year Ended June 30, 2001...............    13.48         0.08           4.00           4.08
 Year Ended June 30, 2000...............    14.93         0.09          (0.15)         (0.06)
 Year Ended June 30, 1999...............    16.93         0.09           0.26           0.35
 Year Ended June 30, 1998...............    15.68         0.10           3.99           4.09

DIVERSIFIED MID CAP FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    15.84           --          (2.10)         (2.10)
 Year Ended June 30, 2002...............    18.25        (0.02)         (1.51)         (1.53)
 Year Ended June 30, 2001...............    21.50        (0.01)          1.31           1.30
 Year Ended June 30, 2000...............    21.96        (0.01)          2.58           2.57
 Six Months Ended June 30, 1999 (f).....    20.35        (0.04)          1.70           1.66
 Year Ended December 31, 1998...........    20.89        (0.07)          0.92           0.85

LARGE CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    12.62        (0.01)         (1.19)         (1.20)
 Year Ended June 30, 2002...............    17.57        (0.06)         (4.89)         (4.95)
 Year Ended June 30, 2001...............    27.42        (0.14)         (8.81)         (8.95)
 Year Ended June 30, 2000...............    26.86        (0.07)          3.97           3.90
 Year Ended June 30, 1999...............    23.32        (0.07)          5.97           5.90
 Year Ended June 30, 1998...............    19.92        (0.01)          6.30           6.29

LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    12.87         0.05          (1.89)         (1.84)
 Year Ended June 30, 2002...............    16.28         0.06          (3.25)         (3.19)
 Year Ended June 30, 2001...............    15.61         0.07           1.07           1.14
 Year Ended June 30, 2000...............    18.24         0.09          (1.14)         (1.05)
 Year Ended June 30, 1999...............    16.77         0.14           2.52           2.66
 Year Ended June 30, 1998...............    14.85         0.18           2.84           3.02

EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    16.30         0.12          (1.98)         (1.86)
 Year Ended June 30, 2002...............    19.36         0.20          (2.00)         (1.80)
 Year Ended June 30, 2001...............    21.19         0.20           0.69           0.89
 Year Ended June 30, 2000...............    24.45         0.25          (2.31)         (2.06)
 Year Ended June 30, 1999...............    24.04         0.27           2.08           2.35
 Year Ended June 30, 1998...............    21.90         0.25           4.37           4.62

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Amount is less than $0.01.

 (f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(g) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See Notes To Financial Statements

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        --------------------------

                                                                                 NET ASSET                             RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,     EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD   TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------

SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $   --      $   --       $   --        $ 7.95     (13.02)%(b)   $ 49,699      1.30%(c)
  Year Ended June 30, 2002..............       --          --           --          9.14     (12.03)      52,918         1.30
  Year Ended June 30, 2001..............       --       (1.39)       (1.39)        10.39     (9.21)       56,221         1.29
  Year Ended June 30, 2000..............       --       (0.88)       (0.88)        12.91     31.79        71,858         1.30
  Year Ended June 30, 1999..............       --       (1.19)       (1.19)        10.61     (0.53)       22,081         1.31
  Year Ended June 30, 1998..............       --       (1.33)       (1.33)        12.02     23.28        21,634         1.31

SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.06)      (0.98)       (1.04)        16.29     (16.75)(b)     76,139       1.25(c)
  Year Ended June 30, 2002..............    (0.09)      (1.12)       (1.21)        20.81     15.50        96,595         1.23
  Year Ended June 30, 2001..............    (0.18)         --        (0.18)        19.20     43.55        40,634         1.21
  Year Ended June 30, 2000..............    (0.10)         --        (0.10)        13.52     (2.94)       14,725         1.18
  Six Months Ended June 30, 1999 (d)....       --       (0.08)       (0.08)        14.04     (4.61)(b)     26,592        1.17(c)
  Year Ended December 31, 1998..........       --       (0.53)       (0.53)        14.81     (4.29)       32,217         1.19
  Year Ended December 31, 1997..........       --       (1.77)       (1.77)        16.03     30.16        21,836         1.18

MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         16.36     (10.31)(b)    302,393       1.24(c)
  Year Ended June 30, 2002..............       --       (0.07)       (0.07)        18.24     (15.41)     336,995         1.24
  Year Ended June 30, 2001..............       --       (4.32)       (4.32)        21.64     (13.77)     338,797         1.24
  Year Ended June 30, 2000..............       --       (4.08)       (4.08)        29.23     36.25       343,284         1.24
  Year Ended June 30, 1999..............       --       (2.70)       (2.70)        25.02     27.87       159,292         1.24
  Year Ended June 30, 1998..............       --       (2.58)       (2.58)        22.36     30.95        95,647         1.25

MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.02)      (0.71)       (0.73)        12.40     (14.68)(b)    158,501       1.23(c)
  Year Ended June 30, 2002..............    (0.05)      (1.36)       (1.41)        15.39      0.00       178,569         1.22
  Year Ended June 30, 2001..............    (0.08)      (0.68)       (0.76)        16.80     31.30       124,248         1.21
  Year Ended June 30, 2000..............    (0.09)      (1.30)       (1.39)        13.48      0.05        88,721         1.22
  Year Ended June 30, 1999..............    (0.09)      (2.26)       (2.35)        14.93      3.70       122,392         1.21
  Year Ended June 30, 1998..............    (0.10)      (2.74)       (2.84)        16.93     27.90        29,443         1.21

DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         13.74     (13.24)(b)    110,938       1.22(c)
  Year Ended June 30, 2002..............       --       (0.88)       (0.88)        15.84     (8.62)      149,373         1.22
  Year Ended June 30, 2001..............       --(e)    (4.55)       (4.55)        18.25      5.91       177,665         1.18
  Year Ended June 30, 2000..............    (0.02)      (3.01)       (3.03)        21.50     13.74       217,623         1.11
  Six Months Ended June 30, 1999 (f)....       --       (0.05)       (0.05)        21.96     8.21(b)     242,528         1.10(c)
  Year Ended December 31, 1998..........       --       (1.39)       (1.39)        20.35      4.30       278,279         1.15

LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         11.42     (9.51)(b)    206,691        1.24(c)
  Year Ended June 30, 2002..............       --          --           --         12.62     (28.17)     247,732         1.22
  Year Ended June 30, 2001..............       --       (0.90)       (0.90)        17.57     (33.72)     412,205         1.18
  Year Ended June 30, 2000..............       --       (3.34)       (3.34)        27.42     14.99       662,088         1.19
  Year Ended June 30, 1999..............       --       (2.36)       (2.36)        26.86     28.43       447,209         1.21
  Year Ended June 30, 1998..............    (0.01)      (2.88)       (2.89)        23.32     35.43       199,052         1.24

LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.05)         --        (0.05)        10.98     (14.25)(b)     34,096       1.23(c)
  Year Ended June 30, 2002..............    (0.05)      (0.17)       (0.22)        12.87     (19.74)      39,546         1.23
  Year Ended June 30, 2001..............    (0.08)      (0.39)       (0.47)        16.28      7.30        77,476         1.21
  Year Ended June 30, 2000..............    (0.09)      (1.49)       (1.58)        15.61     (6.06)       45,190         1.21
  Year Ended June 30, 1999..............    (0.14)      (1.05)       (1.19)        18.24     17.39        28,448         1.20
  Year Ended June 30, 1998..............    (0.17)      (0.93)       (1.10)        16.77     21.14        15,699         1.20

EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.12)      (0.48)       (0.60)        13.84     (11.44)(b)     77,710       1.24(c)
  Year Ended June 30, 2002..............    (0.20)      (1.06)       (1.26)        16.30     (9.89)       95,276         1.24
  Year Ended June 30, 2001..............    (0.20)      (2.52)       (2.72)        19.36      4.02        94,379         1.23
  Year Ended June 30, 2000..............    (0.26)      (0.94)       (1.20)        21.19     (8.61)      102,783         1.16
  Year Ended June 30, 1999..............    (0.26)      (1.68)       (1.94)        24.45     10.94       135,420         1.18
  Year Ended June 30, 1998..............    (0.25)      (2.23)       (2.48)        24.04     22.91       117,682         1.25

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
SMALL CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.73)%(c)      1.40%(c)       59.17%
  Year Ended June 30, 2002..............      (0.90)          1.41          119.33
  Year Ended June 30, 2001..............      (0.83)          1.40          157.71
  Year Ended June 30, 2000..............      (0.48)          1.41          163.03
  Year Ended June 30, 1999..............      (0.24)          1.44          127.83
  Year Ended June 30, 1998..............      (0.31)          1.44           83.77
SMALL CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.79(c)        1.37(c)        26.90
  Year Ended June 30, 2002..............       0.48           1.35           39.91
  Year Ended June 30, 2001..............       1.07           1.33           74.81
  Year Ended June 30, 2000..............       0.60           1.40          146.46
  Six Months Ended June 30, 1999 (d)....      (0.58)(c)       1.29(c)        50.90
  Year Ended December 31, 1998..........      (0.73)          1.19           42.39
  Year Ended December 31, 1997..........      (0.68)          1.18           58.29
MID CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.66)(c)       1.42(c)        35.75
  Year Ended June 30, 2002..............      (0.82)          1.42           83.02
  Year Ended June 30, 2001..............      (0.85)          1.37          127.02
  Year Ended June 30, 2000..............      (0.64)          1.34          181.78
  Year Ended June 30, 1999..............      (0.60)          1.34          141.46
  Year Ended June 30, 1998..............      (0.60)          1.35          158.43
MID CAP VALUE (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.42(c)        1.34(c)        49.20
  Year Ended June 30, 2002..............       0.32           1.33          101.29
  Year Ended June 30, 2001..............       0.51           1.32          127.06
  Year Ended June 30, 2000..............       0.67           1.34          110.43
  Year Ended June 30, 1999..............       0.28           1.31          115.65
  Year Ended June 30, 1998..............       0.60           1.31          106.41
DIVERSIFIED MID CAP FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.04(c)        1.34(c)         7.74
  Year Ended June 30, 2002..............      (0.10)          1.34           37.08
  Year Ended June 30, 2001..............      (0.06)          1.32           59.45
  Year Ended June 30, 2000..............      (0.01)          1.35           70.01
  Six Months Ended June 30, 1999 (f)....      (0.30)(c)       1.22(c)        23.53
  Year Ended December 31, 1998..........      (0.33)          1.15           26.89
LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.16)(c)       1.50(c)        27.38
  Year Ended June 30, 2002..............      (0.37)          1.42           69.07
  Year Ended June 30, 2001..............      (0.63)          1.35           73.36
  Year Ended June 30, 2000..............      (0.38)          1.29          123.21
  Year Ended June 30, 1999..............      (0.43)          1.31           86.34
  Year Ended June 30, 1998..............      (0.04)          1.34          117.34
LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.97(c)        1.34(c)        41.44
  Year Ended June 30, 2002..............       0.43           1.34          125.65
  Year Ended June 30, 2001..............       0.44           1.31          127.66
  Year Ended June 30, 2000..............       0.56           1.31          131.95
  Year Ended June 30, 1999..............       0.90           1.30           40.69
  Year Ended June 30, 1998..............       1.10           1.30           47.35
EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.73(c)        1.38(c)         5.95
  Year Ended June 30, 2002..............       1.12           1.36           17.03
  Year Ended June 30, 2001..............       1.00           1.35           13.44
  Year Ended June 30, 2000..............       1.17           1.35           15.82
  Year Ended June 30, 1999..............       1.17           1.34           16.22
  Year Ended June 30, 1998..............       1.15           1.35           14.64

                                       98
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                       INVESTMENT ACTIVITIES
                                                      --------------------------------------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS      ACTIVITIES     ACTIVITIES
                                          ---------   ----------   --------------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $10.42       $ 0.03         $(1.19)          $  --         $(1.16)
 Year Ended June 30, 2002...............    12.91         0.02          (2.45)             --          (2.43)
 Year Ended June 30, 2001...............    15.00           --          (1.84)             --          (1.84)
 Year Ended June 30, 2000...............    15.16           --           0.72              --           0.72
 Year Ended June 30, 1999...............    13.50         0.02           2.51              --           2.53
 Year Ended June 30, 1998...............    11.50         0.05           3.36              --           3.41

BALANCED FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.66         0.14          (0.66)             --          (0.52)
 Year Ended June 30, 2002...............    13.14         0.29          (1.48)             --          (1.19)
 Year Ended June 30, 2001...............    14.00         0.31          (0.85)             --          (0.54)
 Year Ended June 30, 2000...............    14.14         0.34           0.40              --           0.74
 Year Ended June 30, 1999...............    13.81         0.31           1.28              --           1.59
 Year Ended June 30, 1998...............    13.00         0.36           2.24              --           2.60

EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    22.60         0.12          (2.50)             --          (2.38)
 Year Ended June 30, 2002...............    27.96         0.23          (5.37)             --          (5.14)
 Year Ended June 30, 2001...............    33.20         0.20          (5.25)             --          (5.05)
 Year Ended June 30, 2000...............    31.78         0.22           1.87              --           2.09
 Year Ended June 30, 1999...............    27.15         0.22           5.56              --           5.78
 Year Ended June 30, 1998...............    21.81         0.26           5.97              --           6.23

MARKET EXPANSION INDEX FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.58         0.01          (1.18)             --          (1.17)
 Year Ended June 30, 2002...............     8.81         0.01          (0.19)             --          (0.18)
 Year Ended June 30, 2001...............     9.06         0.03           0.71              --           0.74
 Year Ended June 30, 2000...............    10.63         0.05           1.14            0.02           1.21
 Six Months Ended June 30, 1999 (d).....    10.53         0.03           0.39              --           0.42
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00           --           0.95              --           0.95

TECHNOLOGY FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................     3.56        (0.02)         (0.36)             --          (0.38)
 Year Ended June 30, 2002...............     5.89        (0.06)         (2.27)             --          (2.33)
 July 28, 2000 to June 30, 2001 (e).....    10.00        (0.08)         (4.03)             --          (4.11)

HEALTH SCIENCES FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.84        (0.02)         (0.50)             --          (0.52)
 Year Ended June 30, 2002...............    11.70        (0.07)         (2.75)             --          (2.82)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.02)          1.72              --           1.70

INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    14.08         0.04          (2.22)             --          (2.18)
 Year Ended June 30, 2002...............    16.08         0.10          (2.00)             --          (1.90)
 Year Ended June 30, 2001...............    21.66         0.25          (5.65)             --          (5.40)
 Year Ended June 30, 2000...............    18.68         0.11           3.16              --           3.27
 Year Ended June 30, 1999...............    17.99         0.29           1.60              --           1.89
 Year Ended June 30, 1998...............    16.92         0.19           1.31              --           1.50

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.83           --          (1.83)             --          (1.83)
 Year Ended June 30, 2002...............    13.11        (0.04)         (1.13)             --          (1.17)
 Year Ended June 30, 2001...............    17.90         0.12          (4.57)             --          (4.45)
 Year Ended June 30, 2000...............    15.08         0.05           3.07              --           3.12
 Six Months Ended June 30, 1999 (g).....    13.89         0.08           1.11              --           1.19
 Year Ended December 31, 1998...........    12.11         0.11           1.84              --           1.95
 Year Ended December 31, 1997...........    11.77         0.07           0.36              --           0.43

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

 (f) Amount is less than $0.01.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes to Financial Statements

                                                                 Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        --------------------------

                                                                                 NET ASSET                             RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,     EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD   TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $(0.03)     $   --       $(0.03)       $ 9.23     (11.17)%(b)   $165,193      1.24%(c)
  Year Ended June 30, 2002..............    (0.02)      (0.04)       (0.06)        10.42     (18.87)     193,278         1.23
  Year Ended June 30, 2001..............    (0.01)      (0.24)       (0.25)        12.91     (12.52)     232,969         1.20
  Year Ended June 30, 2000..............    (0.01)      (0.87)       (0.88)        15.00      4.97       298,378         1.20
  Year Ended June 30, 1999..............    (0.03)      (0.84)       (0.87)        15.16     20.36       340,736         1.20
  Year Ended June 30, 1998..............    (0.05)      (1.36)       (1.41)        13.50     31.96        80,500         1.23

BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.14)         --        (0.14)        11.00     (4.44)(b)    101,062        1.14(c)
  Year Ended June 30, 2002..............    (0.29)         --        (0.29)        11.66     (9.20)      112,233         1.14
  Year Ended June 30, 2001..............    (0.32)         --        (0.32)        13.14     (3.92)      129,984         1.14
  Year Ended June 30, 2000..............    (0.35)      (0.53)       (0.88)        14.00      5.48       135,367         1.13
  Year Ended June 30, 1999..............    (0.31)      (0.95)       (1.26)        14.14     12.45        80,819         1.10
  Year Ended June 30, 1998..............    (0.36)      (1.43)       (1.79)        13.81     21.71        50,456         1.10

EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.12)         --        (0.12)        20.10     (10.49)(b)    379,236       0.60(c)
  Year Ended June 30, 2002..............    (0.22)         --        (0.22)        22.60     (18.46)     452,983         0.60
  Year Ended June 30, 2001..............    (0.19)         --        (0.19)        27.96     (15.25)     728,675         0.60
  Year Ended June 30, 2000..............    (0.22)      (0.45)       (0.67)        33.20      6.61       903,371         0.60
  Year Ended June 30, 1999..............    (0.23)      (0.92)       (1.15)        31.78     22.22       732,325         0.60
  Year Ended June 30, 1998..............    (0.26)      (0.63)       (0.89)        27.15     29.33       218,518         0.60

MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.01)      (0.02)       (0.03)         7.38     (13.67)(b)     14,844       0.82(c)
  Year Ended June 30, 2002..............    (0.01)      (0.04)       (0.05)         8.58     (2.11)       11,047         0.82
  Year Ended June 30, 2001..............    (0.03)      (0.96)       (0.99)         8.81      8.59         3,808         0.82
  Year Ended June 30, 2000..............    (0.05)      (2.73)       (2.78)         9.06     13.93         2,066         0.82
  Six Months Ended June 30, 1999 (d)....    (0.03)      (0.29)       (0.32)        10.63      4.39(b)        277         0.85(c)
  July 31, 1998 to December 31, 1998
 (e)....................................    (0.01)      (0.41)       (0.42)        10.53      9.30(b)         30         0.77(c)

TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          3.18     (10.67)(b)     15,456       1.55(c)
  Year Ended June 30, 2002..............       --          --           --          3.56     (39.56)      18,643         1.55
  July 28, 2000 to June 30, 2001 (e)....       --          --           --          5.89     41.10(b)     33,349         1.55(c)

HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          8.32     (5.88)(b)      6,656        1.60(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.84     (24.19)       7,705         1.60
  March 23, 2001 to June 30, 2001 (e)...       --          --           --         11.70     17.00(b)      5,016         1.60(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.03)         --        (0.03)        11.87     (15.51)(b)     23,309       1.10(c)
  Year Ended June 30, 2002..............    (0.10)         --        (0.10)        14.08     (11.79)      30,981         1.12
  Year Ended June 30, 2001..............    (0.13)      (0.05)       (0.18)        16.08     (25.05)      30,002         1.08
  Year Ended June 30, 2000..............       --(f)    (0.29)       (0.29)        21.66     17.58        67,967         1.11
  Year Ended June 30, 1999..............    (0.35)      (0.85)       (1.20)        18.68     11.21        55,691         1.10
  Year Ended June 30, 1998..............       --       (0.43)       (0.43)        17.99      9.34        24,060         1.13

DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.02)         --        (0.02)         9.98     (15.47)(b)     20,203       1.31(c)
  Year Ended June 30, 2002..............    (0.11)         --        (0.11)        11.83     (8.96)       29,414         1.30
  Year Ended June 30, 2001..............    (0.04)      (0.30)       (0.34)        13.11     (25.25)      34,840         1.30
  Year Ended June 30, 2000..............    (0.12)      (0.18)       (0.30)        17.90     20.66        35,605         1.30
  Six Months Ended June 30, 1999 (g)....       --          --           --         15.08      8.57(b)     34,900         1.29(c)
  Year Ended December 31, 1998..........    (0.17)         --        (0.17)        13.89     16.12        44,232         1.34
  Year Ended December 31, 1997..........    (0.09)         --        (0.09)        12.11      3.69        26,703         1.35

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.55%(c)       1.35%(c)        7.48%
  Year Ended June 30, 2002..............       0.21           1.34           14.29
  Year Ended June 30, 2001..............       0.01           1.31           21.92
  Year Ended June 30, 2000..............      (0.05)          1.30           37.98
  Year Ended June 30, 1999..............       0.10           1.30           50.82
  Year Ended June 30, 1998..............       0.40           1.33           62.37
BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       2.49(c)        1.39(c)         9.17
  Year Ended June 30, 2002..............       2.27           1.39           24.92
  Year Ended June 30, 2001..............       2.31           1.36           37.61
  Year Ended June 30, 2000..............       2.53           1.34           57.08
  Year Ended June 30, 1999..............       2.33           1.30           85.81
  Year Ended June 30, 1998..............       2.77           1.38           46.04
EQUITY INDEX FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.22(c)        0.96(c)         4.59
  Year Ended June 30, 2002..............       0.85           0.95            6.68
  Year Ended June 30, 2001..............       0.64           0.93            9.72
  Year Ended June 30, 2000..............       0.69           0.92            7.89
  Year Ended June 30, 1999..............       0.79           0.92            5.37
  Year Ended June 30, 1998..............       1.11           0.96            4.32
MARKET EXPANSION INDEX FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.38(c)        1.20(c)        26.78
  Year Ended June 30, 2002..............       0.18           1.23           73.63
  Year Ended June 30, 2001..............       0.34           1.20           36.68
  Year Ended June 30, 2000..............       0.51           1.28           64.29
  Six Months Ended June 30, 1999 (d)....       0.43(c)        1.42(c)        36.50
  July 31, 1998 to December 31, 1998
 (e)....................................       0.47(c)        1.24(c)        20.18
TECHNOLOGY FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.17)(c)       2.83(c)        11.27
  Year Ended June 30, 2002..............      (1.28)          2.55           33.74
  July 28, 2000 to June 30, 2001 (e)....      (1.23)(c)       2.30(c)        76.53
HEALTH SCIENCES FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.49)(c)       2.72(c)        65.19
  Year Ended June 30, 2002..............      (0.88)          2.48           67.68
  March 23, 2001 to June 30, 2001 (e)...      (0.86)(c)       6.18(c)         2.34
INTERNATIONAL EQUITY INDEX FUND (CLASS
 A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.20(c)        1.21(c)         0.80
  Year Ended June 30, 2002..............       0.54           1.22           13.60
  Year Ended June 30, 2001..............       0.80           1.20            6.75
  Year Ended June 30, 2000..............       0.51           1.21           13.85
  Year Ended June 30, 1999..............       1.06           1.20           33.99
  Year Ended June 30, 1998..............       1.11           1.23            9.90
DIVERSIFIED INTERNATIONAL FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.05(c)        1.50(c)        70.65
  Year Ended June 30, 2002..............       0.42           1.46          266.10
  Year Ended June 30, 2001..............       0.90           1.42           29.92
  Year Ended June 30, 2000..............       0.29           1.43           17.05
  Six Months Ended June 30, 1999 (g)....       1.25(c)        1.37(c)         2.96
  Year Ended December 31, 1998..........       0.79           1.34            8.50
  Year Ended December 31, 1997..........       0.80           1.35            3.56

                                      100
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES
                                                      ----------------------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------

SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $ 8.57       $(0.06)        $(1.09)        $(1.15)
 Year Ended June 30, 2002...............     9.82        (0.14)         (1.11)         (1.25)
 Year Ended June 30, 2001...............    12.36        (0.15)         (1.00)         (1.15)
 Year Ended June 30, 2000...............    10.26        (0.01)          2.99           2.98
 Year Ended June 30, 1999...............    11.79        (0.06)         (0.28)         (0.34)
 Year Ended June 30, 1998...............    10.84        (0.03)          2.31           2.28

SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    19.97           --          (3.39)         (3.39)
 Year Ended June 30, 2002...............    18.52        (0.03)          2.61           2.58
 Year Ended June 30, 2001...............    13.07         0.26           5.27           5.53
 Year Ended June 30, 2000...............    13.63        (0.06)         (0.44)         (0.50)
 Six Months Ended June 30, 1999 (d).....    14.41        (0.11)         (0.59)         (0.70)
 Year Ended December 31, 1998...........    15.74        (0.17)         (0.63)         (0.80)
 Year Ended December 31, 1997...........    13.58        (0.07)          4.00           3.93

MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    16.48        (0.11)         (1.64)         (1.75)
 Year Ended June 30, 2002...............    19.71        (0.29)         (2.87)         (3.16)
 Year Ended June 30, 2001...............    27.17        (0.25)         (2.89)         (3.14)
 Year Ended June 30, 2000...............    23.67        (0.12)          7.70           7.58
 Year Ended June 30, 1999...............    21.44        (0.18)          5.11           4.93
 Year Ended June 30, 1998...............    18.82        (0.15)          5.35           5.20

MID CAP VALUE (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    15.09        (0.02)         (2.24)         (2.26)
 Year Ended June 30, 2002...............    16.57        (0.06)         (0.06)         (0.12)
 Year Ended June 30, 2001...............    13.34        (0.01)          3.92           3.91
 Year Ended June 30, 2000...............    14.80        (0.01)         (0.14)         (0.15)
 Year Ended June 30, 1999...............    16.85           --           0.22           0.22
 Year Ended June 30, 1998...............    15.64        (0.02)          3.98           3.96

DIVERSIFIED MID CAP FUND (CLASS B)**
 Six Months Ended December 31, 2002
 (Unaudited)............................    15.48        (0.05)         (2.06)         (2.11)
 Year Ended June 30, 2002...............    17.98        (0.11)         (1.51)         (1.62)
 Year Ended June 30, 2001...............    32.40        (0.30)          2.21           1.91
 Year Ended June 30, 2000...............    40.92        (0.08)          3.64           3.56
 Six Months Ended June 30, 1999 (e).....    38.20        (0.28)          3.20           2.92
 Year Ended December 31, 1998...........    42.32        (0.36)          1.80           1.44
 Year Ended December 31, 1997...........    38.28        (0.12)         10.40          10.28

LARGE CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.83        (0.05)         (1.11)         (1.16)
 Year Ended June 30, 2002...............    16.60        (0.18)         (4.59)         (4.77)
 Year Ended June 30, 2001...............    26.14        (0.29)         (8.35)         (8.64)
 Year Ended June 30, 2000...............    25.92        (0.15)          3.71           3.56
 Year Ended June 30, 1999...............    22.73        (0.09)          5.64           5.55
 Year Ended June 30, 1998...............    19.61        (0.10)          6.10           6.00

LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    12.78         0.01          (1.88)         (1.87)
 Year Ended June 30, 2002...............    16.22        (0.05)         (3.22)         (3.27)
 Year Ended June 30, 2001...............    15.61        (0.04)          1.04           1.00
 Year Ended June 30, 2000...............    18.25        (0.02)         (1.12)         (1.14)
 Year Ended June 30, 1999...............    16.84         0.03           2.48           2.51
 Year Ended June 30, 1998...............    14.95         0.07           2.84           2.91

EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    16.28         0.07          (1.98)         (1.91)
 Year Ended June 30, 2002...............    19.37         0.06          (2.00)         (1.94)
 Year Ended June 30, 2001...............    21.23         0.05           0.69           0.74
 Year Ended June 30, 2000...............    24.50         0.09          (2.30)         (2.21)
 Year Ended June 30, 1999...............    24.08         0.09           2.10           2.19
 Year Ended June 30, 1998...............    21.95         0.26           4.36           4.62

------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indcated.

** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See Notes To Financial Statements

                                                                 Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        --------------------------

                                                                                 NET ASSET                             RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,     EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD   TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------
SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................  $    --     $    --       $    --       $ 7.42     (13.42)%(b)   $ 19,919      2.05%(c)
  Year Ended June 30, 2002..............       --          --            --         8.57     (12.73)      23,792         2.05
  Year Ended June 30, 2001..............       --       (1.39)        (1.39)        9.82     (9.84)       25,625         2.04
  Year Ended June 30, 2000..............       --       (0.88)        (0.88)       12.36     30.89        27,843         2.05
  Year Ended June 30, 1999..............       --       (1.19)        (1.19)       10.26     (1.69)       10,278         2.06
  Year Ended June 30, 1998..............       --       (1.33)        (1.33)       11.79     22.24         8,567         2.06

SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.01)      (0.98)        (0.99)       15.59     (17.06)(b)     23,778       2.00(c)
  Year Ended June 30, 2002..............    (0.01)      (1.12)        (1.13)       19.97     14.65        30,017         1.98
  Year Ended June 30, 2001..............    (0.08)         --         (0.08)       18.52     42.42        10,303         1.96
  Year Ended June 30, 2000..............    (0.06)         --         (0.06)       13.07     (3.67)        2,531         1.93
  Six Months Ended June 30, 1999 (d)....       --       (0.08)        (0.08)       13.63     (4.81)(b)      3,320        1.94(c)
  Year Ended December 31, 1998..........       --       (0.53)        (0.53)       14.41     (5.11)        4,014         1.94
  Year Ended December 31, 1997..........       --       (1.77)        (1.77)       15.74     29.17         1,799         1.93

MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        14.73     (10.62)(b)    215,006       1.99(c)
  Year Ended June 30, 2002..............       --       (0.07)        (0.07)       16.48     (16.06)     268,231         1.99
  Year Ended June 30, 2001..............       --       (4.32)        (4.32)       19.71     (14.42)     333,269         1.99
  Year Ended June 30, 2000..............       --       (4.08)        (4.08)       27.17     35.23       316,729         1.99
  Year Ended June 30, 1999..............       --       (2.70)        (2.70)       23.67     26.96       147,600         1.99
  Year Ended June 30, 1998..............       --       (2.58)        (2.58)       21.44     29.79        90,930         2.00

MID CAP VALUE (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --       (0.71)        (0.71)       12.12     (15.02)(b)     55,228       1.98(c)
  Year Ended June 30, 2002..............       --       (1.36)        (1.36)       15.09     (0.77)       73,191         1.97
  Year Ended June 30, 2001..............       --       (0.68)        (0.68)       16.57     30.26        56,715         1.96
  Year Ended June 30, 2000..............    (0.01)      (1.30)        (1.31)       13.34     (0.61)       33,734         1.97
  Year Ended June 30, 1999..............    (0.01)      (2.26)        (2.27)       14.80      2.76        41,380         1.95
  Year Ended June 30, 1998..............    (0.01)      (2.74)        (2.75)       16.85     26.97        30,094         1.96

DIVERSIFIED MID CAP FUND (CLASS B)**
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        13.37     (13.63)(b)     12,934       1.97(c)
  Year Ended June 30, 2002..............       --       (0.88)        (0.88)       15.48     (9.28)       14,727         1.97
  Year Ended June 30, 2001..............       --      (16.33)       (16.33)       17.98      5.05        12,149         1.93
  Year Ended June 30, 2000..............    (0.04)     (12.04)       (12.08)       32.40     13.01         6,771         1.86
  Six Months Ended June 30, 1999 (e)....       --       (0.20)        (0.20)       40.92      7.76(b)      6,283         1.88(c)
  Year Ended December 31, 1998..........       --       (5.56)        (5.56)       38.20      3.79         7,108         1.90
  Year Ended December 31, 1997..........       --       (6.24)        (6.24)       42.32     27.10         3,965         1.84

LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        10.67     (9.81)(b)    302,335        1.99(c)
  Year Ended June 30, 2002..............       --          --            --        11.83     (28.73)     386,175         1.97
  Year Ended June 30, 2001..............       --       (0.90)        (0.90)       16.60     (34.20)     619,423         1.93
  Year Ended June 30, 2000..............       --       (3.34)        (3.34)       26.14     14.16       978,576         1.94
  Year Ended June 30, 1999..............       --       (2.36)        (2.36)       25.92     27.54       617,672         1.96
  Year Ended June 30, 1998..............       --       (2.88)        (2.88)       22.73     34.39       280,563         1.99

LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.01)         --         (0.01)       10.90     (14.62)(b)     17,892       1.98(c)
  Year Ended June 30, 2002..............       --       (0.17)        (0.17)       12.78     (20.32)      23,015         1.98
  Year Ended June 30, 2001..............       --       (0.39)        (0.39)       16.22      6.42        31,222         1.96
  Year Ended June 30, 2000..............    (0.01)      (1.49)        (1.50)       15.61     (6.56)       25,795         1.96
  Year Ended June 30, 1999..............    (0.05)      (1.05)        (1.10)       18.25     16.30        24,877         1.95
  Year Ended June 30, 1998..............    (0.09)      (0.93)        (1.02)       16.84     20.18        17,154         1.95

EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.07)      (0.48)        (0.55)       13.82     (11.79)(b)     78,759       1.99(c)
  Year Ended June 30, 2002..............    (0.09)      (1.06)        (1.15)       16.28     (10.57)     105,010         1.99
  Year Ended June 30, 2001..............    (0.08)      (2.52)        (2.60)       19.37      3.27       126,701         1.98
  Year Ended June 30, 2000..............    (0.12)      (0.94)        (1.06)       21.23     (9.22)      142,259         1.91
  Year Ended June 30, 1999..............    (0.09)      (1.68)        (1.77)       24.50     10.18       197,016         1.93
  Year Ended June 30, 1998..............    (0.26)      (2.23)        (2.49)       24.08     21.97       165,813         1.99

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
SMALL CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.49)%(c)      2.05%(c)       59.17%
  Year Ended June 30, 2002..............      (1.65)          2.06          119.33
  Year Ended June 30, 2001..............      (1.59)          2.05          157.71
  Year Ended June 30, 2000..............      (1.23)          2.06          163.03
  Year Ended June 30, 1999..............      (1.00)          2.09          127.83
  Year Ended June 30, 1998..............      (1.02)          2.09           83.77

SMALL CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.04(c)        2.02(c)        26.90
  Year Ended June 30, 2002..............      (0.27)          2.00           39.91
  Year Ended June 30, 2001..............       0.29           1.98           74.81
  Year Ended June 30, 2000..............      (0.14)          2.05          146.46
  Six Months Ended June 30, 1999 (d)....      (1.34)(c)       2.02(c)        50.90
  Year Ended December 31, 1998..........      (1.48)          1.94           42.39
  Year Ended December 31, 1997..........      (1.43)          1.93           58.29

MID CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.41)(c)       2.07(c)        35.75
  Year Ended June 30, 2002..............      (1.57)          2.07           83.02
  Year Ended June 30, 2001..............      (1.60)          2.02          127.02
  Year Ended June 30, 2000..............      (1.39)          1.99          181.78
  Year Ended June 30, 1999..............      (1.35)          1.99          141.46
  Year Ended June 30, 1998..............      (1.35)          2.00          158.43

MID CAP VALUE (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.34)(c)       1.99(c)        49.20
  Year Ended June 30, 2002..............      (0.43)          1.98          101.29
  Year Ended June 30, 2001..............      (0.24)          1.97          127.06
  Year Ended June 30, 2000..............      (0.07)          1.99          110.43
  Year Ended June 30, 1999..............      (0.25)          1.96          115.65
  Year Ended June 30, 1998..............      (0.15)          1.96          106.41

DIVERSIFIED MID CAP FUND (CLASS B)**
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.70)(c)       1.99(c)         7.74
  Year Ended June 30, 2002..............      (0.84)          1.99           37.08
  Year Ended June 30, 2001..............      (0.81)          1.96           59.45
  Year Ended June 30, 2000..............      (0.75)          2.00           70.01
  Six Months Ended June 30, 1999 (e)....      (1.08)(c)       1.95(c)        23.53
  Year Ended December 31, 1998..........      (1.08)          1.90           26.89
  Year Ended December 31, 1997..........      (0.95)          1.84        37.54(f)

LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.91)(c)       2.15(c)        27.38
  Year Ended June 30, 2002..............      (1.13)          2.07           69.07
  Year Ended June 30, 2001..............      (1.38)          2.00           73.36
  Year Ended June 30, 2000..............      (1.13)          1.94          123.21
  Year Ended June 30, 1999..............      (0.98)          1.96           86.34
  Year Ended June 30, 1998..............      (0.80)          1.99          117.34

LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.22(c)        1.99(c)        41.44
  Year Ended June 30, 2002..............      (0.33)          1.99          125.65
  Year Ended June 30, 2001..............      (0.31)          1.96          127.66
  Year Ended June 30, 2000..............      (0.18)          1.96          131.95
  Year Ended June 30, 1999..............       0.15           1.95           40.69
  Year Ended June 30, 1998..............       0.33           1.95           47.35

EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.97(c)        2.03(c)         5.95
  Year Ended June 30, 2002..............       0.38           2.01           17.03
  Year Ended June 30, 2001..............       0.25           2.00           13.44
  Year Ended June 30, 2000..............       0.43           2.00           15.82
  Year Ended June 30, 1999..............       0.40           1.99           16.22
  Year Ended June 30, 1998..............       0.39           1.99           14.64

                                      102
Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        INVESTMENT ACTIVITIES
                                                      ----------------------------------------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED       CAPITAL
                                           VALUE,     INVESTMENT       GAINS         CONTRIBUTIONS    TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    FROM INVESTMENT   INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS         ADVISOR       ACTIVITIES
                                          ---------   ----------   --------------   ---------------   ----------

DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $10.08       $(0.01)        $(1.15)           $  --          $(1.16)
 Year Ended June 30, 2002...............    12.56        (0.06)         (2.38)              --           (2.44)
 Year Ended June 30, 2001...............    14.70        (0.11)         (1.79)              --           (1.90)
 Year Ended June 30, 2000...............    14.97        (0.10)          0.70               --            0.60
 Year Ended June 30, 1999...............    13.40        (0.07)          2.48               --            2.41
 Year Ended June 30, 1998...............    11.47        (0.02)          3.31               --            3.29

BALANCED FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    11.71         0.10          (0.66)              --           (0.56)
 Year Ended June 30, 2002...............    13.20         0.19          (1.49)              --           (1.30)
 Year Ended June 30, 2001...............    14.06         0.21          (0.85)              --           (0.64)
 Year Ended June 30, 2000...............    14.20         0.25           0.39               --            0.64
 Year Ended June 30, 1999...............    13.87         0.21           1.28               --            1.49
 Year Ended June 30, 1998...............    13.04         0.26           2.26               --            2.52

EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    22.50         0.04          (2.48)              --           (2.44)
 Year Ended June 30, 2002...............    27.83         0.02          (5.33)              --           (5.31)
 Year Ended June 30, 2001...............    33.09        (0.04)         (5.22)              --           (5.26)
 Year Ended June 30, 2000...............    31.72        (0.01)          1.84               --            1.83
 Year Ended June 30, 1999...............    27.13         0.04           5.53               --            5.57
 Year Ended June 30, 1998...............    21.80         0.10           5.97               --            6.07

MARKET EXPANSION INDEX FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.58        (0.01)         (1.19)              --           (1.20)
 Year Ended June 30, 2002...............     8.86        (0.03)         (0.21)              --           (0.24)
 Year Ended June 30, 2001...............     9.15        (0.02)          0.69               --            0.67
 Year Ended June 30, 2000...............    10.74        (0.01)          1.13             0.02            1.14
 Six Months Ended June 30, 1999 (b).....    10.49         0.02           0.54               --            0.56
 July 31, 1998 to December 31, 1998
 (e)....................................    10.00        (0.02)          0.92               --            0.90

TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................     3.51        (0.03)         (0.36)              --           (0.39)
 Year Ended June 30, 2002...............     5.85        (0.09)         (2.25)              --           (2.34)
 July 29, 2000 to June 30, 2001 (e).....    10.00        (0.09)         (4.06)              --           (4.15)

HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................     8.75        (0.05)         (0.50)              --           (0.55)
 Year Ended June 30, 2002...............    11.69        (0.13)         (2.77)              --           (2.90)
 March 23, 2001 to June 30, 2001 (e)....    10.00        (0.03)          1.72               --            1.69

INTERNATIONAL EQUITY INDEX FUND (CLASS
 B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    13.37        (0.01)         (2.10)              --           (2.11)
 Year Ended June 30, 2002...............    15.32        (0.02)         (1.88)              --           (1.90)
 Year Ended June 30, 2001...............    20.63        (0.06)         (5.20)              --           (5.26)
 Year Ended June 30, 2000...............    17.89         0.04           2.99               --            3.03
 Year Ended June 30, 1999...............    17.33         0.10           1.55               --            1.65
 Year Ended June 30, 1998...............    16.44         0.08           1.24               --            1.32

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    10.84        (0.05)         (1.66)              --           (1.71)
 Year Ended June 30, 2002...............    12.07        (0.14)         (1.02)              --           (1.16)
 Year Ended June 30, 2001...............    16.60         0.06          (4.29)              --           (4.23)
 Year Ended June 30, 2000...............    14.08         0.07           2.71               --            2.78
 Six Months Ended June 30, 1999 (g).....    13.01         0.03           1.04               --            1.07
 Year Ended December 31, 1998...........    11.37         0.01           1.74               --            1.75
 Year Ended December 31, 1997...........    11.08         0.01           0.34               --            0.35

------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indcated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(c) Not annualized.

(d) Annualized.

(e) Period from commencement of operations.

(f)  Amount is less than $1,000.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

See Notes To Financial Statements

                                                                 Report


ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        --------------------------

                                                                                                                       RATIO OF
                                                                                 NET ASSET                             EXPENSES
                                            NET         NET                       VALUE,               NET ASSETS,        TO
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD    AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $   --      $   --       $   --        $ 8.92     (11.51)%(b)   $ 29,249      1.99%(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.08     (19.49)      39,421         1.98
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.56     (13.17)      45,451         1.95
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.70      4.23        55,227         1.95
  Year Ended June 30, 1999..............       --       (0.84)       (0.84)        14.97     19.52        52,004         1.96
  Year Ended June 30, 1998..............       --       (1.36)       (1.36)        13.40     30.89        25,501         1.98

BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.10)         --        (0.10)        11.05     (4.79)(b)    181,103        1.89(c)
  Year Ended June 30, 2002..............    (0.19)         --        (0.19)        11.71     (9.92)      224,235         1.89
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20     (4.62)      275,132         1.89
  Year Ended June 30, 2000..............    (0.25)      (0.53)       (0.78)        14.06      4.67       298,355         1.88
  Year Ended June 30, 1999..............    (0.21)      (0.95)       (1.16)        14.20     11.59       238,490         1.85
  Year Ended June 30, 1998..............    (0.26)      (1.43)       (1.69)        13.87     20.95       114,957         1.85

EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.04)         --        (0.04)        20.02     (10.82)(b)    325,684       1.35(c)
  Year Ended June 30, 2002..............    (0.02)         --        (0.02)        22.50     (19.07)     415,408         1.35
  Year Ended June 30, 2001..............       --          --           --         27.83     (15.90)     556,225         1.35
  Year Ended June 30, 2000..............    (0.01)      (0.45)       (0.46)        33.09      5.80       691,700         1.35
  Year Ended June 30, 1999..............    (0.06)      (0.92)       (0.98)        31.72     21.32       534,777         1.35
  Year Ended June 30, 1998..............    (0.11)      (0.63)       (0.74)        27.13     28.47       351,624         1.35

MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --       (0.02)       (0.02)         7.36     (13.99)(b)     10,732       1.57(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.58     (2.75)       10,368         1.57
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.86      7.68         4,888         1.57
  Year Ended June 30, 2000..............       --       (2.73)       (2.73)         9.15     13.06         2,495         1.57
  Six Months Ended June 30, 1999 (b)....    (0.02)      (0.29)       (0.31)        10.74      5.75(b)        309         1.60(c)
  July 31, 1998 to December 31, 1998
 (e)....................................       --       (0.41)       (0.41)        10.49      9.85(b)          0(f)      1.87(c)

TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          3.12     (11.11)(b)      5,808       2.30(c)
  Year Ended June 30, 2002..............       --          --           --          3.51     (40.00)       6,686         2.30
  July 29, 2000 to June 30, 2001 (e)....       --          --           --          5.85     (41.50)(b)      9,310       2.28(c)

HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          8.20     (6.29)(b)      6,020        2.35(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.75     (24.90)       6,635         2.35
  March 23, 2001 to June 30, 2001 (e)...       --          --           --         11.69     16.90(b)      3,170         2.33(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         11.26     (15.78)(b)      8,783       1.85(c)
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.37     (12.39)      12,006         1.87
  Year Ended June 30, 2001..............       --       (0.05)       (0.05)        15.32     (25.54)      15,934         1.83
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        20.63     16.99        29,007         1.86
  Year Ended June 30, 1999..............    (0.24)      (0.85)       (1.09)        17.89     10.15        18,489         1.83
  Year Ended June 30, 1998..............       --       (0.43)       (0.43)        17.33      8.48        13,307         1.88

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          9.13     (15.77)(b)      5,112       2.06(c)
  Year Ended June 30, 2002..............    (0.07)         --        (0.07)        10.84     (9.65)        6,670         2.05
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.07     (25.88)       9,175         2.05
  Year Ended June 30, 2000..............    (0.08)      (0.18)       (0.26)        16.60     19.77         7,269         2.05
  Six Months Ended June 30, 1999 (g)....       --          --           --         14.08     8.22(b)       2,478         2.05(c)
  Year Ended December 31, 1998..........    (0.11)         --        (0.11)        13.01     15.43         2,545         2.09
  Year Ended December 31, 1997..........    (0.06)         --        (0.06)        11.37      2.90         1,763         2.10

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                               NET
                                            INVESTMENT      RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.20)%(c)      2.00%(c)        7.48%
  Year Ended June 30, 2002..............      (0.54)          1.99           14.29
  Year Ended June 30, 2001..............      (0.74)          1.96           21.92
  Year Ended June 30, 2000..............      (0.80)          1.95           37.98
  Year Ended June 30, 1999..............      (0.80)          1.96           50.82
  Year Ended June 30, 1998..............      (0.35)          1.98           62.37

BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.74(c)        2.04(c)         9.17
  Year Ended June 30, 2002..............       1.52           2.04           24.92
  Year Ended June 30, 2001..............       1.56           2.01           37.61
  Year Ended June 30, 2000..............       1.79           1.99           57.08
  Year Ended June 30, 1999..............       1.58           1.95           85.81
  Year Ended June 30, 1998..............       2.01           2.03           46.04

EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.47(c)        1.61(c)         4.59
  Year Ended June 30, 2002..............       0.10           1.60            6.68
  Year Ended June 30, 2001..............      (0.11)          1.58            9.72
  Year Ended June 30, 2000..............      (0.06)          1.57            7.89
  Year Ended June 30, 1999..............       0.12           1.57            5.37
  Year Ended June 30, 1998..............       0.36           1.61            4.32

MARKET EXPANSION INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.38)(c)       1.84(c)        26.78
  Year Ended June 30, 2002..............      (0.56)          1.89           73.63
  Year Ended June 30, 2001..............      (0.41)          1.85           36.68
  Year Ended June 30, 2000..............      (0.23)          1.93           64.29
  Six Months Ended June 30, 1999 (b)....      (0.34)(c)       2.13(c)        36.50
  July 31, 1998 to December 31, 1998
 (e)....................................      (0.59)(c)       2.14(c)        20.18

TECHNOLOGY FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.92)(c)       3.48(c)        11.27
  Year Ended June 30, 2002..............      (2.03)          3.18           33.74
  July 29, 2000 to June 30, 2001 (e)....      (1.96)(c)       3.04(c)        76.53

HEALTH SCIENCES FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.23)(c)       3.37(c)        65.19
  Year Ended June 30, 2002..............      (1.63)          3.10           67.68
  March 23, 2001 to June 30, 2001 (e)...      (1.65)(c)       7.24(c)         2.34

INTERNATIONAL EQUITY INDEX FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.53)(c)       1.86(c)         0.80
  Year Ended June 30, 2002..............      (0.23)          1.87           13.60
  Year Ended June 30, 2001..............       0.10           1.85            6.75
  Year Ended June 30, 2000..............      (0.25)          1.86           13.85
  Year Ended June 30, 1999..............       0.10           1.83           33.99
  Year Ended June 30, 1998..............       0.26           1.88            9.90

DIVERSIFIED INTERNATIONAL FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.67)(c)       2.15(c)        70.65
  Year Ended June 30, 2002..............      (0.33)          2.11          266.10
  Year Ended June 30, 2001..............       0.19           2.07           29.92
  Year Ended June 30, 2000..............      (0.21)          2.08           17.05
  Six Months Ended June 30, 1999 (g)....       0.57(c)        2.08(c)         2.96
  Year Ended December 31, 1998..........       0.04           2.09            8.50
  Year Ended December 31, 1997..........       0.05           2.10            3.56

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES
                                                      ----------------------------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES
                                          ---------   ----------   --------------   ----------
SMALL CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................   $ 8.76       $(0.04)        $(1.12)        $(1.16)
 Year Ended June 30, 2002...............    10.04        (0.10)         (1.18)         (1.28)
 Year Ended June 30, 2001...............    12.62        (0.10)         (1.09)         (1.19)
 Year Ended June 30, 2000...............    10.43           --           3.07           3.07
 Year Ended June 30, 1999...............    11.97        (0.08)         (0.27)         (0.35)
 November 4, 1997 to June 30, 1998
   (d)..................................    13.03        (0.02)          0.29           0.27
SMALL CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    19.91           --          (3.39)         (3.39)
 Year Ended June 30, 2002...............    18.48        (0.01)          2.58           2.57
 Year Ended June 30, 2001...............    13.05         0.06           5.48           5.54
 Year Ended June 30, 2000...............    13.60         0.06          (0.55)         (0.49)
 March 22, 1999 to June 30, 1999 (d)....    12.07           --           1.53           1.53
MID CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    17.86        (0.11)         (1.78)         (1.89)
 Year Ended June 30, 2002...............    21.36        (0.29)         (3.14)         (3.43)
 Year Ended June 30, 2001...............    29.09        (0.34)         (3.07)         (3.41)
 Year Ended June 30, 2000...............    25.04        (0.20)          8.33           8.13
 Year Ended June 30, 1999...............    22.42        (0.15)          5.47           5.32
 November 4, 1997 to June 30, 1998
   (d)..................................    21.47        (0.04)          2.77           2.73
MID CAP VALUE (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    15.09        (0.01)         (2.25)         (2.26)
 Year Ended June 30, 2002...............    16.57        (0.03)         (0.09)         (0.12)
 Year Ended June 30, 2001...............    13.35         0.02           3.90           3.92
 Year Ended June 30, 2000...............    14.80         0.03          (0.15)         (0.12)
 March 22, 1999 to June 30, 1999 (d)....    13.34           --           1.46           1.46
DIVERSIFIED MID CAP FUND (CLASS C)**
 Six Months Ended December 31, 2002
   (Unaudited)..........................    15.49        (0.05)         (2.06)         (2.11)
 Year Ended June 30, 2002...............    17.99        (0.09)         (1.53)         (1.62)
 Year Ended June 30, 2001...............    32.36        (0.05)          2.01           1.96
 Year Ended June 30, 2000...............    40.92        (0.28)          3.80           3.52
 March 22, 1999 to June 30, 1999 (d)....    35.72           --           5.20           5.20
LARGE CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    11.73        (0.05)         (1.10)         (1.15)
 Year Ended June 30, 2002...............    16.45        (0.17)         (4.55)         (4.72)
 Year Ended June 30, 2001...............    25.91        (0.30)         (8.26)         (8.56)
 Year Ended June 30, 2000...............    25.71        (0.10)          3.64           3.54
 Year Ended June 30, 1999...............    22.57        (0.04)          5.54           5.50
 November 4, 1997 to June 30, 1998
   (d)..................................    18.98        (0.06)          4.99           4.93
LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    12.76         0.01          (1.87)         (1.86)
 Year Ended June 30, 2002...............    16.20        (0.04)         (3.23)         (3.27)
 Year Ended June 30, 2001...............    15.58        (0.03)          1.04           1.01
 Year Ended June 30, 2000...............    18.24        (0.01)         (1.15)         (1.16)
 March 22, 1999 to June 30, 1999 (d)....    16.96         0.03           1.28           1.31
EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    16.28         0.07          (1.98)         (1.91)
 Year Ended June 30, 2002...............    19.36         0.07          (2.00)         (1.93)
 Year Ended June 30, 2001...............    21.26         0.04           0.66           0.70
 Year Ended June 30, 2000...............    24.51         0.09          (2.27)         (2.18)
 Year Ended June 30, 1999...............    24.08         0.10           2.11           2.21
 November 4, 1997 to June 30, 1998
   (d)..................................    21.40         0.06           3.39           3.45

------------
 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indcated.

** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See Notes To Financial Statements

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--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                     RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        ---------------------------

                                                                                 NET ASSET                             RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,     EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD   TO >AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   -----------

SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $   --     $    --       $    --       $ 7.60     (13.24)%(b)    $ 3,698      2.05%(c)
  Year Ended June 30, 2002..............       --          --            --         8.76     (12.75)       2,819         2.05
  Year Ended June 30, 2001..............       --       (1.39)        (1.39)       10.04     (9.96)        1,496         2.04
  Year Ended June 30, 2000..............       --       (0.88)        (0.88)       12.62     31.27           770         2.05
  Year Ended June 30, 1999..............       --       (1.19)        (1.19)       10.43     (1.75)          129         2.06
  November 4, 1997 to June 30, 1998
 (d)....................................       --       (1.33)        (1.33)       11.97      3.08(b)         90         2.05(c)

SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.01)      (0.98)        (0.99)       15.53     (17.11)(b)     25,045       2.00(c)
  Year Ended June 30, 2002..............    (0.02)      (1.12)        (1.14)       19.91     14.68        35,923         1.98
  Year Ended June 30, 2001..............    (0.11)         --         (0.11)       18.48     42.55         1,531         1.98
  Year Ended June 30, 2000..............    (0.06)         --         (0.06)       13.05     (3.57)           50         1.94
  March 22, 1999 to June 30, 1999 (d)...       --          --            --        13.60     12.68(b)         19         1.94(c)

MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        15.97     (10.58)(b)     51,554       1.99(c)
  Year Ended June 30, 2002..............       --       (0.07)        (0.07)       17.86     (16.08)      56,790         1.99
  Year Ended June 30, 2001..............       --       (4.32)        (4.32)       21.36     (14.39)      65,123         1.99
  Year Ended June 30, 2000..............       --       (4.08)        (4.08)       29.09     35.50        64,422         1.99
  Year Ended June 30, 1999..............       --       (2.70)        (2.70)       25.04     27.57        16,597         1.99
  November 4, 1997 to June 30, 1998
 (d)....................................       --       (1.78)        (1.78)       22.42     14.27(b)      1,088         2.01(c)

MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --       (0.71)        (0.71)       12.12     (15.02)(b)     13,151       1.98(c)
  Year Ended June 30, 2002..............       --       (1.36)        (1.36)       15.09     (0.77)       12,349         1.97
  Year Ended June 30, 2001..............    (0.02)      (0.68)        (0.70)       16.57     30.32         2,807         1.96
  Year Ended June 30, 2000..............    (0.03)      (1.30)        (1.33)       13.35     (0.40)          169         1.97
  March 22, 1999 to June 30, 1999 (d)...       --          --            --        14.80     10.98(b)         48         1.95(c)

DIVERSIFIED MID CAP FUND (CLASS C)**
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        13.38     (13.62)(b)      3,216       1.97(c)
  Year Ended June 30, 2002..............       --       (0.88)        (0.88)       15.49     (9.27)        3,239         1.97
  Year Ended June 30, 2001..............       --      (16.33)       (16.33)       17.99      5.24         1,809         1.97
  Year Ended June 30, 2000..............    (0.04)     (12.04)       (12.08)       32.36     12.83           109         1.86
  March 22, 1999 to June 30, 1999 (d)...       --          --            --        40.92     14.56(b)         15         1.88(c)

LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --            --        10.58     (9.80)(b)     17,795        1.99(c)
  Year Ended June 30, 2002..............       --          --            --        11.73     (28.69)      22,237         1.97
  Year Ended June 30, 2001..............       --       (0.90)        (0.90)       16.45     (34.19)      35,685         1.93
  Year Ended June 30, 2000..............       --       (3.34)        (3.34)       25.91     14.20        55,682         1.95
  Year Ended June 30, 1999..............       --       (2.36)        (2.36)       25.71     27.52         8,328         1.95
  November 4, 1997 to June 30, 1998
 (d)....................................       --       (1.34)        (1.34)       22.57     27.63(b)        492         1.98(c)

LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.01)         --         (0.01)       10.89     (14.55)(b)      3,195       1.98(c)
  Year Ended June 30, 2002..............       --       (0.17)        (0.17)       12.76     (20.35)       3,643         1.98
  Year Ended June 30, 2001..............       --       (0.39)        (0.39)       16.20      6.50         3,767         1.96
  Year Ended June 30, 2000..............    (0.01)      (1.49)        (1.50)       15.58     (6.63)        2,536         1.96
  March 22, 1999 to June 30, 1999 (d)...    (0.03)         --         (0.03)       18.24      7.74(b)        135         1.95(c)

EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.07)      (0.48)        (0.55)       13.82     (11.78)(b)      1,682       1.99(c)
  Year Ended June 30, 2002..............    (0.09)      (1.06)        (1.15)       16.28     (10.52)       1,645         1.99
  Year Ended June 30, 2001..............    (0.08)      (2.52)        (2.60)       19.36      3.07         1,160         1.98
  Year Ended June 30, 2000..............    (0.13)      (0.94)        (1.07)       21.26     (9.10)        1,215         1.94
  Year Ended June 30, 1999..............    (0.10)      (1.68)        (1.78)       24.51     10.24           658         1.94
  November 4, 1997 to June 30, 1998
 (d)....................................    (0.07)      (0.70)        (0.77)       24.08     16.57(b)        795         1.98(c)

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                           RATIO OF NET
                                            INVESTMENT      RATIO OF
                                            INCOME TO       EXPENSES
                                           AVERAGE NET     TO AVERAGE     PORTFOLIO
                                              ASSETS       NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       (1.47)%(c)     2.06%(c)       59.17%
  Year Ended June 30, 2002..............       (1.65)         2.06          119.33
  Year Ended June 30, 2001..............       (1.59)         2.05          157.71
  Year Ended June 30, 2000..............       (1.24)         2.06          163.03
  Year Ended June 30, 1999..............       (1.02)         2.09          127.83
  November 4, 1997 to June 30, 1998
 (d)....................................       (0.85)(c)      2.07(c)        83.77

SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................        0.03(c)       2.02(c)        26.90
  Year Ended June 30, 2002..............       (0.34)         2.00           39.91
  Year Ended June 30, 2001..............        0.22          1.98           74.81
  Year Ended June 30, 2000..............        0.21          2.06          146.46
  March 22, 1999 to June 30, 1999 (d)...       (1.13)(c)      2.11(c)        50.90

MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       (1.41)(c)      2.07(c)        35.75
  Year Ended June 30, 2002..............       (1.57)         2.07           83.02
  Year Ended June 30, 2001..............       (1.60)         2.02          127.02
  Year Ended June 30, 2000..............       (1.40)         1.99          181.78
  Year Ended June 30, 1999..............       (1.32)         1.99          141.46
  November 4, 1997 to June 30, 1998
 (d)....................................       (1.31)(c)      2.01(c)       158.43

MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       (0.32)(c)      2.00(c)        49.20
  Year Ended June 30, 2002..............       (0.43)         1.98          101.29
  Year Ended June 30, 2001..............       (0.33)         1.97          127.06
  Year Ended June 30, 2000..............       (0.10)         2.00          110.43
  March 22, 1999 to June 30, 1999 (d)...       (0.44)(c)      1.96(c)       115.65

DIVERSIFIED MID CAP FUND (CLASS C)**
  Six Months Ended December 31, 2002
 (Unaudited)............................       (0.69)(c)      1.99(c)         7.74
  Year Ended June 30, 2002..............       (0.84)         1.99           37.08
  Year Ended June 30, 2001..............       (0.77)         1.98           59.45
  Year Ended June 30, 2000..............       (0.72)         2.00           70.01
  March 22, 1999 to June 30, 1999 (d)...       (1.20)(c)      1.99(c)        23.53

LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       (0.91)(c)      2.15(c)        27.38
  Year Ended June 30, 2002..............       (1.13)         2.07           69.07
  Year Ended June 30, 2001..............       (1.38)         2.00           73.36
  Year Ended June 30, 2000..............       (1.17)         1.95          123.21
  Year Ended June 30, 1999..............       (0.94)         1.95           86.34
  November 4, 1997 to June 30, 1998
 (d)....................................       (0.87)(c)      1.98(c)       117.34

LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................        0.22(c)       1.99(c)        41.44
  Year Ended June 30, 2002..............       (0.33)         1.99          125.65
  Year Ended June 30, 2001..............       (0.31)         1.96          127.66
  Year Ended June 30, 2000..............       (0.16)         1.96          131.95
  March 22, 1999 to June 30, 1999 (d)...        0.34(c)       1.95(c)        40.69

EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................        1.00(c)       2.03(c)         5.95
  Year Ended June 30, 2002..............        0.34          2.01           17.03
  Year Ended June 30, 2001..............        0.25          2.00           13.44
  Year Ended June 30, 2000..............        0.37          2.01           15.82
  Year Ended June 30, 1999..............        0.36          1.99           16.22
  November 4, 1997 to June 30, 1998
 (d)....................................        0.38(c)       1.98(c)        14.64

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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                        INVESTMENT ACTIVITIES
                                                      ---------------------------------------------------------
                                                                    NET REALIZED       CAPITAL
                                          NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS
                                           VALUE,     INVESTMENT   GAINS (LOSSES)       FROM        TOTAL FROM
                                          BEGINNING     INCOME          FROM         INVESTMENT     INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES)
                                          ---------   ----------   --------------   -------------   -----------
DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................   $10.15       $(0.01)        $(1.15)          $  --         $(1.16)
 Year Ended June 30, 2002...............    12.65        (0.06)         (2.40)             --          (2.46)
 Year Ended June 30, 2001...............    14.80        (0.07)         (1.84)             --          (1.91)
 Year Ended June 30, 2000...............    15.06        (0.08)          0.69              --           0.61
 Year Ended June 30, 1999...............    13.47        (0.03)          2.46              --           2.43
 November 4, 1997 to June 30, 1998
   (d)..................................    11.76           --           2.35              --           2.35
BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    11.71         0.09          (0.66)             --          (0.57)
 Year Ended June 30, 2002...............    13.20         0.19          (1.48)             --          (1.29)
 Year Ended June 30, 2001...............    14.06         0.22          (0.86)             --          (0.64)
 May 30, 2000 to June 30, 2000 (d)......    13.75         0.01           0.33              --           0.34
EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    22.53         0.05          (2.49)             --          (2.44)
 Year Ended June 30, 2002...............    27.87         0.03          (5.34)             --          (5.31)
 Year Ended June 30, 2001...............    33.14        (0.02)         (5.25)             --          (5.27)
 Year Ended June 30, 2000...............    31.76         0.01           1.84              --           1.85
 Year Ended June 30, 1999...............    27.14         0.07           5.55              --           5.62
 November 4, 1997 to June 30, 1998
   (d)..................................    22.60         0.07           4.67              --           4.74
MARKET EXPANSION INDEX FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................     8.39        (0.01)         (1.17)                         (1.18)
 Year Ended June 30, 2002...............     8.66        (0.02)         (0.21)                         (0.23)
 Year Ended June 30, 2001...............     8.96        (0.01)          0.67              --           0.66
 Year Ended June 30, 2000...............    10.57        (0.05)          1.15            0.02           1.12
 March 22, 1999 to June 30, 1999 (d)....     9.32         0.02           1.25              --           1.27
TECHNOLOGY FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................     3.52        (0.03)         (0.37)             --          (0.40)
 Year Ended June 30, 2002...............     5.86        (0.10)         (2.24)             --          (2.34)
 July 28, 2000 to June 30, 2001 (d).....    10.00        (0.09)         (4.05)             --          (4.14)
HEALTH SCIENCES FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................     8.74        (0.06)         (0.49)             --          (0.55)
 Year Ended June 30, 2002...............    11.68        (0.17)         (2.73)             --          (2.90)
 March 23, 2001 to June 30, 2001 (d)....    10.00        (0.04)          1.72              --           1.68
INTERNATIONAL EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    13.85        (0.01)         (2.18)             --          (2.19)
 Year Ended June 30, 2002...............    15.87        (0.01)         (1.96)             --          (1.97)
 Year Ended June 30, 2001...............    21.39         0.03          (5.47)             --          (5.44)
 Year Ended June 30, 2000...............    18.55        (0.01)          3.14              --           3.13
 Year Ended June 30, 1999...............    17.91         0.30           1.51              --           1.81
 November 4, 1997 to June 30, 1998
   (d)..................................    15.70         0.06           2.45              --           2.51
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited)..........................    10.82        (0.04)         (1.66)             --          (1.70)
 Year Ended June 30, 2002...............    12.05        (0.15)         (1.02)             --          (1.17)
 Year Ended June 30, 2001...............    16.57         0.02          (4.24)             --          (4.22)
 Year Ended June 30, 2000...............    14.08         0.11           2.67              --           2.78
 March 22, 1999 to June 30, 1999 (d)....    13.47           --           0.61              --           0.61

------------
 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indcated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

(e) Amount is less thatn $0.01.

See Notes To Financial Statements

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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS                                    RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------                        --------------------------

                                                                                 NET ASSET                             RATIO OF
                                            NET         NET                       VALUE,               NET ASSETS,     EXPENSES
                                         INVESTMENT   REALIZED       TOTAL        END OF     TOTAL    END OF PERIOD   TO AVERAGE
                                           INCOME      GAINS     DISTRIBUTIONS    PERIOD     RETURN      (000'S)      NET ASSETS
                                         ----------   --------   -------------   ---------   ------   -------------   ----------

DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................   $   --      $   --       $   --        $ 8.99     (11.43)%(b)   $ 13,259      1.99%(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)        10.15     (19.51)      14,698         1.98
  Year Ended June 30, 2001..............       --       (0.24)       (0.24)        12.65     (13.15)      18,450         1.95
  Year Ended June 30, 2000..............       --       (0.87)       (0.87)        14.80      4.27        16,780         1.95
  Year Ended June 30, 1999..............       --       (0.84)       (0.84)        15.06     19.57         8,058         1.96
  November 4, 1997 to June 30, 1998
 (d)....................................    (0.01)      (0.63)       (0.64)        13.47     20.87(b)      1,234         1.99(c)

BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.10)         --        (0.10)        11.04     (4.85)(b)      3,628        1.89(c)
  Year Ended June 30, 2002..............    (0.20)         --        (0.20)        11.71     (9.88)        2,853         1.89
  Year Ended June 30, 2001..............    (0.22)         --        (0.22)        13.20     (4.58)        1,492         1.89
  May 30, 2000 to June 30, 2000 (d).....    (0.03)         --        (0.03)        14.06      2.44(b)        763         1.89(c)

EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    (0.05)         --        (0.05)        20.04     (10.84)(b)     91,719       1.35(c)
  Year Ended June 30, 2002..............    (0.03)         --        (0.03)        22.53     (19.06)     112,262         1.35
  Year Ended June 30, 2001..............       --          --           --         27.87     (15.90)     130,295         1.35
  Year Ended June 30, 2000..............    (0.02)      (0.45)       (0.47)        33.14      5.84       133,030         1.35
  Year Ended June 30, 1999..............    (0.08)      (0.92)       (1.00)        31.76     21.52        59,042         1.35
  November 4, 1997 to June 30, 1998
 (d)....................................    (0.08)      (0.12)       (0.20)        27.14     21.07(b)      3,214         1.35(c)

MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --       (0.02)       (0.02)         7.19     (14.07)(b)      8,807       1.57(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.39     (2.69)        6,431         1.56
  Year Ended June 30, 2001..............       --       (0.96)       (0.96)         8.66      7.78         1,046         1.57
  Year Ended June 30, 2000..............       --(e)    (2.73)       (2.73)         8.96     13.11           180         1.57
  March 22, 1999 to June 30, 1999 (d)...    (0.02)         --        (0.02)        10.57     13.64(b)         18         1.58(c)

TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          3.12     (11.36)(b)        773       2.30(c)
  Year Ended June 30, 2002..............       --          --           --          3.52     (39.93)         739         2.30
  July 28, 2000 to June 30, 2001 (d)....       --          --           --          5.86     (41.40)(b)      1,140       2.30(c)

HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          8.19     (6.29)(b)        402        2.35(c)
  Year Ended June 30, 2002..............       --       (0.04)       (0.04)         8.74     (24.92)         480         2.35
  March 23, 2001 to June 30, 2001 (d)...       --          --           --         11.68     16.80(b)        452         2.35(c)

INTERNATIONAL EQUITY INDEX FUND (CLASS
 C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --         11.66     (15.81)(b)      6,792       1.85(c)
  Year Ended June 30, 2002..............    (0.05)         --        (0.05)        13.85     (12.43)       8,502         1.87
  Year Ended June 30, 2001..............    (0.03)      (0.05)       (0.08)        15.87     (25.50)       9,908         1.83
  Year Ended June 30, 2000..............       --       (0.29)       (0.29)        21.39     16.92        11,442         1.86
  Year Ended June 30, 1999..............    (0.32)      (0.85)       (1.17)        18.55     10.78         2,339         1.86
  November 4, 1997 to June 30, 1998
 (d)....................................       --       (0.30)       (0.30)        17.91     16.34(b)        119         1.87(c)

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       --          --           --          9.12     (15.71)(b)        490       2.07(c)
  Year Ended June 30, 2002..............    (0.06)         --        (0.06)        10.82     (9.69)          543         2.05
  Year Ended June 30, 2001..............       --       (0.30)       (0.30)        12.05     (25.87)         844         2.05
  Year Ended June 30, 2000..............    (0.11)      (0.18)       (0.29)        16.57     19.76           729         2.06
  March 22, 1999 to June 30, 1999 (d)...       --          --           --         14.08      4.53(b)          5         2.00(c)

                                                   RATIOS/SUPPLEMENTARY DATA
                                          -------------------------------------------
                                             RATIO OF
                                          NET INVESTMENT    RATIO OF
                                              INCOME        EXPENSES
                                            TO AVERAGE     TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*   TURNOVER (a)
                                          --------------   -----------   ------------
DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.20)%(c)      2.00%(c)        7.48%
  Year Ended June 30, 2002..............      (0.54)          1.99           14.29
  Year Ended June 30, 2001..............      (0.74)          1.96           21.92
  Year Ended June 30, 2000..............      (0.82)          1.95           37.98
  Year Ended June 30, 1999..............      (0.57)          1.96           50.82
  November 4, 1997 to June 30, 1998
 (d)....................................      (0.43)(c)       1.99(c)        62.37

BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.74(c)        2.04(c)         9.17
  Year Ended June 30, 2002..............       1.52           2.04           24.92
  Year Ended June 30, 2001..............       1.56           2.00           37.61
  May 30, 2000 to June 30, 2000 (d).....       1.25(c)        2.01(c)        57.08

EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.47(c)        1.61(c)         4.59
  Year Ended June 30, 2002..............       0.10           1.60            6.68
  Year Ended June 30, 2001..............      (0.11)          1.58            9.72
  Year Ended June 30, 2000..............      (0.06)          1.57            7.89
  Year Ended June 30, 1999..............       0.11           1.57            5.37
  November 4, 1997 to June 30, 1998
 (d)....................................       0.27(c)        1.60(c)         4.32

MARKET EXPANSION INDEX FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.37)(c)       1.84(c)        26.78
  Year Ended June 30, 2002..............      (0.56)          1.86           73.63
  Year Ended June 30, 2001..............      (0.42)          1.85           36.68
  Year Ended June 30, 2000..............      (0.24)          1.93           64.29
  March 22, 1999 to June 30, 1999 (d)...      (0.33)(c)       2.17(c)        36.50

TECHNOLOGY FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.92)(c)       3.48(c)        11.27
  Year Ended June 30, 2002..............      (2.03)          3.20           33.74
  July 28, 2000 to June 30, 2001 (d)....      (1.96)(c)       3.03(c)        76.53

HEALTH SCIENCES FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (1.25)(c)       3.37(c)        65.19
  Year Ended June 30, 2002..............      (1.62)          3.19           67.68
  March 23, 2001 to June 30, 2001 (d)...      (1.60)(c)       6.66(c)         2.34

INTERNATIONAL EQUITY INDEX FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.54)(c)       1.86(c)         0.80
  Year Ended June 30, 2002..............      (0.21)          1.87           13.60
  Year Ended June 30, 2001..............       0.21           1.85            6.75
  Year Ended June 30, 2000..............      (0.17)          2.06           13.85
  Year Ended June 30, 1999..............       0.73           1.86           33.99
  November 4, 1997 to June 30, 1998
 (d)....................................       2.88(c)        1.87(c)         9.90

DIVERSIFIED INTERNATIONAL FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................      (0.68)(c)       2.15(c)        70.65
  Year Ended June 30, 2002..............      (0.35)          2.11          266.10
  Year Ended June 30, 2001..............       0.14           2.07           29.92
  Year Ended June 30, 2000..............       0.30           2.09           17.05
  March 22, 1999 to June 30, 1999 (d)...       1.58(c)        2.00(c)         2.96

                                      108
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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and six classes of shares: Class I, Class A, Class B, Class C, Administrative Class, and Class S. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The Diversified Mid Cap Fund Class B and Class C shares have been adjusted to reflect the 4 for 1 reverse stock split that occurred on November 17, 2000.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      109

                                                                 Report

ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. Appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the sale of forward foreign currency contracts having the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 2002:

                                                                                                   CURRENT
                                                                                       OPENING     MARKET
                                                                         NUMBER OF    POSITIONS     VALUE
       FUND                                         CONTRACT TYPE        CONTRACTS      (000)       (000)
       ----                                         -------------        ---------    ---------    -------
       Equity Index Fund......................  S&P 500,
                                                  March 2003 Futures        163       $ 35,971     $35,815
       International Equity Index Fund........  CAC-40 Euro,
                                                  March 2003 Futures         95          2,900       2,917
                                                Dax Index,
                                                  March 2003 Futures         58          4,420       4,212
                                                Nikkei 225,
                                                  March 2003 Futures         40          1,742       1,705
                                                DJ Euro,
                                                  March 2003 Futures        100          2,434       2,395
                                                FTSE 100 Index,
                                                  March 2003 Futures        178          6,839       6,962
       Diversified International Fund.........  CAC-40 Euro,
                                                  March 2003 Futures         50          1,529       1,535
                                                Dax Index,
                                                  March 2003 Futures         10            771         726
                                                Topix Index,
                                                  March 2003 Futures         70        592,620     584,150
                                                DJ Euro,
                                                  March 2003 Futures        239          5,808       5,724
                                                FTSE 100 Index,
                                                  March 2003 Futures        329         12,652      12,869

Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      110
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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     The following is a summary of option activity for the period ended December 31, 2002, by the Funds (amounts in thousands):

                                                            MID CAP VALUE FUND           HEALTH SCIENCES FUND
                                                        --------------------------    --------------------------
                                                        SHARES SUBJECT                SHARES SUBJECT
       COVERED CALL OPTIONS                              TO CONTRACT      PREMIUMS     TO CONTRACT      PREMIUMS
       --------------------                             --------------    --------    --------------    --------
       Balance at beginning of period.................         --          $  --            --            $--
       Options written................................        745            357            10              8
       Options closed.................................        (40)           (23)           --             --
       Options expired................................       (705)          (334)           (6)            (4)
       Options exercised..............................         --             --            --             --
                                                             ----          -----            --            ---
       Options outstanding at end of period...........         --          $  --             4            $ 4
                                                             ====          =====            ==            ===

                                                            MID CAP VALUE FUND
                                                        --------------------------
                                                        SHARES SUBJECT
       PUT OPTIONS                                       TO CONTRACT      PREMIUMS
       -----------                                      --------------    --------
       Balance at beginning of period.................         --          $  --
       Options written................................        317            244
       Options closed.................................        (49)           (74)
       Options expired................................       (262)          (166)
       Options exercised..............................         (6)            (4)
                                                             ----          -----
       Options outstanding at end of period...........         --          $  --
                                                             ====          =====

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral, a portion of which is retained by the Advisor. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      111

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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

     when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the security lending program for which they receive a fee. The security lending fee is computed on basis points of the amount loaned. As of December 31, 2002, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                      MARKET VALUE OF     MARKET VALUE
       FUND                                                          LOANED SECURITIES    OF COLLATERAL
       ----                                                          -----------------    -------------
       Small Cap Growth Fund.......................................       $47,815            $48,798
       Small Cap Value Fund........................................        55,440             56,580
       Mid Cap Growth Fund.........................................        94,826             96,769
       Mid Cap Value Fund..........................................        88,489             90,302
       Diversified Mid Cap Fund....................................        80,362             82,009
       Large Cap Growth Fund.......................................       109,534            111,779
       Large Cap Value Fund........................................        72,442             73,920
       Equity Income Fund..........................................        22,379             22,835
       Diversified Equity Fund.....................................        55,179             56,305
       Balanced Fund...............................................        41,708             42,611
       Equity Index Fund...........................................       127,749            130,364
       Market Expansion Index Fund.................................         7,163              7,310
       Technology Fund.............................................           393                401
       Health Sciences Fund........................................           207                211
       International Equity Index Fund.............................        61,105             64,235
       Diversified International Fund..............................        65,001             68,331

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2002. Cash received as collateral was reinvested in master notes, put bonds, repurchase agreements, and mutual funds in accordance with the Funds' investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly except for the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund which declare and pay dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declare and pay dividends monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses.
Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      112
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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

     Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the period ended December 31, 2002, the Distributor received $2,896,359 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $623,980 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following funds and amounts:

    FUND                                                          CLASS I    CLASS A     CLASS B    CLASS C
    ----                                                          -------    -------     -------    -------
    Small Cap Growth............................................   1.05        1.30       2.05        2.05
    Mid Cap Growth Fund.........................................    .99        1.24       1.99        1.99
    Large Cap Growth Fund.......................................    .99        1.24       1.99        1.99
    Equity Income Fund..........................................    .99        1.24       1.99        1.99
    Balanced Fund...............................................    .89        1.14       1.89        1.89
    Equity Index Fund...........................................    .35         .60       1.35        1.35
    Market Expansion Index Fund.................................    .57         .82       1.57        1.57
    Technology Fund.............................................   1.30        1.55       2.30        2.30
    Health Science Fund.........................................   1.35        1.60       2.35        2.35
    Diversified International Fund..............................   1.10        1.35       2.10        2.10

Continued

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      113

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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in other One Group Money Market Funds. These rebates effectively reduce the Advisory and Administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the period ended December 31, 2002, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Small Cap Growth Fund.......................................  $278,947     $245,956
    Small Cap Value Fund........................................   180,933      171,976
    Mid Cap Growth Fund.........................................   722,804      637,328
    Mid Cap Value Fund..........................................   718,726      651,437
    Diversified Mid Cap Fund....................................    91,924       68,820
    Large Cap Growth Fund.......................................   530,405      634,443
    Large Cap Value Fund........................................   495,483      453,658
    Equity Income Fund..........................................    27,486       65,131
    Diversified Equity Fund.....................................   156,185      119,846
    Balanced Fund...............................................    32,361       76,679
    Equity Index Fund...........................................   108,654      139,012
    Market Expansion Index Fund.................................    68,810       22,430
    Technology Fund.............................................     3,121        2,790
    Health Sciences Fund........................................     8,910        9,569
    International Equity Index Fund.............................    17,430        4,074
    Diversified International Fund..............................   524,816      483,768

5. FINANCING ARRANGEMENTS:

   The Trust, State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

6. INTERFUND LENDING AGREEMENT

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2002, there were no outstanding loans for the Funds.

                                      114
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EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)                                                                               OTHER
BIRTHDATE                                                                                     DIRECTORSHIPS
TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS          HELD BY TRUSTEE
----------------------------  ------------------------------------------------------------  -----------------
Peter C. Marshall             From March 2002 to present, self-employed as a business       None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.

Charles I. Post               Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck          Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39                       (a broker- dealer); January 2000 to April 2000,
5/16/94 - present             self-employed as a consultant; June 1988 to December 1999,
                              Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995  None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn                  Since 1975, President of Gardner, Inc. (wholesale             Director,
11/5/47                       distributor to outdoor power equipment industry).             Cardinal Health
5/21/98 - present

Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,     None
3/18/48                       Northwestern University.
4/28/99 - present

Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                       consultant).
4/28/99 - present

Donald L. Tuttle              Since 1995, Vice President, Association for Investment        None
10/6/34                       Management and Research.
4/28/99 - present

------------

(1 )The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

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ONE GROUP MUTUAL FUNDS     EQUITY FUNDS SEMI-ANNUAL REPORT     December 31, 2002

EQUITY FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE TRUST           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation;
1/1/00 - present               October 2002 to present, President, One Group Asset
                               Management (Ireland) Limited; October 1999 to present, Chief
                               Executive Officer and President, One Group Administrative
                               Services, Inc. and Chief Executive Officer and President,
                               One Group Dealer Services, Inc.; August 1994 to October
                               1999, Senior Managing Director, Banc One Investment Advisors
                               Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Administrative
Vice President and             Services, Inc. and One Group Dealer Services, Inc.; October
Treasurer                      2002 to present, Vice President, One Group Asset Management
1/1/00 - present               (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                               Vice President and Treasurer, One Group Dealer Services,
                               Inc.; December 1996 to October 1999, Managing Director of
                               Mutual Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002 Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

     SEMI-ANNUAL REPORT


                                                 ONE GROUP MUTUAL FUNDS

    One Group Mutual Funds are distributed by
    One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

    Call Investor Services at The One Group
  Sales and Service Center
  at 1-800-480-4111 for a prospectus
  containing complete information
  about charges and expenses. Read
  carefully before investing. Past
  performance is no guarantee of
  future results.

TOG-F-041 (2/03)